UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

[Attached EDGARIZED SCHEDULE OF INVESTMENTS]

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Common Stocks (87.3%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (8.0%)
Abercrombie & Fitch Co. - Class A	64,100	1,526
* Amazon.com, Inc.	28,500	2,093
Comcast Corp. - Class A	223,250	3,045
Johnson Controls, Inc.	242,500	2,910
* Kohl’s Corp.	106,200	4,494
Lowe’s Cos., Inc.	140,200	2,559
McDonald’s Corp.	58,800	3,209
The McGraw-Hill Cos., Inc.	131,500	3,007
NIKE, Inc. - Class B	80,100	3,756
Omnicom Group, Inc.	98,900	2,314
Target Corp.	80,300	2,762

Total		31,675

Consumer Staples (11.7%)
Avon Products, Inc.	136,500	2,625
The Coca-Cola Co.	84,600	3,718
CVS Caremark Corp.	254,629	7,000
* Energizer Holdings, Inc.	58,200	2,892
* Hansen Natural Corp.	52,300	1,883
The Kroger Co.	144,900	3,075
PepsiCo, Inc.	125,100	6,440
Philip Morris International, Inc.	187,100	6,657
The Procter & Gamble Co.	63,500	2,990
Wal-Mart Stores, Inc.	175,400	9,138

Total		46,418

Energy (8.3%)
* Cameron International Corp.	60,900	1,336
Diamond Offshore Drilling, Inc.	33,100	2,081
Exxon Mobil Corp.	58,434	3,979
Halliburton Co.	119,100	1,842
Hess Corp.	42,500	2,303
* National-Oilwell Varco, Inc.	140,900	4,045
Occidental Petroleum Corp.	73,400	4,085
Schlumberger, Ltd.	96,000	3,900
* Southwestern Energy Co.	90,900	2,699
* Transocean, Ltd.	28,100	1,653
* Weatherford International, Ltd.	172,100	1,905
XTO Energy, Inc.	105,450	3,229

Total		33,057

Financials (2.8%)
American Express Co.	60,200	820
CME Group, Inc.	7,100	1,749
The Goldman Sachs Group, Inc.	30,900	3,276
Prudential Financial, Inc.	52,200	993
State Street Corp.	87,000	2,678
T. Rowe Price Group, Inc.	55,013	1,588

Total		11,104

Health Care (13.5%)
Abbott Laboratories	160,000	7,632
Allergan, Inc.	73,000	3,486
Baxter International, Inc.	126,800	6,495
* Celgene Corp.	90,800	4,032
* Genzyme Corp.	41,200	2,447
* Gilead Sciences, Inc.	119,900	5,554
Johnson & Johnson	45,100	2,372
* Medco Health Solutions, Inc.	179,300	7,412
Schering-Plough Corp.	179,200	4,220
* St. Jude Medical, Inc.	70,400	2,558
Teva Pharmaceutical Industries, Ltd., ADR	74,800	3,370
* Thermo Fisher Scientific, Inc.	54,000	1,926
UnitedHealth Group, Inc.	99,900	2,091

Total		53,595

Industrials (9.4%)
Cummins, Inc.	86,600	2,204
Danaher Corp.	70,300	3,812
Deere & Co.	82,400	2,708
FedEx Corp.	51,100	2,273
* First Solar, Inc.	12,000	1,592
Flowserve Corp.	14,300	803
* Foster Wheeler AG	80,000	1,398
Honeywell International, Inc.	140,800	3,923
Lockheed Martin Corp.	28,500	1,967
Norfolk Southern Corp.	79,400	2,680
PACCAR, Inc.	70,800	1,824
Precision Castparts Corp.	34,900	2,091
Raytheon Co.	63,700	2,480
Union Pacific Corp.	87,900	3,614
United Technologies Corp.	88,300	3,795

Total		37,164

Information Technology (26.9%)
Accenture, Ltd. - Class A	55,611	1,529
* Activision Blizzard, Inc.	89,300	934
* Adobe Systems, Inc.	68,200	1,459
* Agilent Technologies, Inc.	51,900	798
Amphenol Corp. - Class A	41,200	1,174
Analog Devices, Inc.	52,200	1,006
* Apple, Inc.	74,600	7,842
Applied Materials, Inc.	168,500	1,811
Automatic Data Processing, Inc.	43,000	1,512
* Broadcom Corp. - Class A	68,950	1,378
* Cisco Systems, Inc.	505,300	8,474
Corning, Inc.	160,500	2,130
* Dell, Inc.	144,900	1,374
* eBay, Inc.	118,800	1,492
* Electronic Arts, Inc.	54,500	991
* EMC Corp.	146,500	1,670
* Fiserv, Inc.	32,700	1,192
* Google, Inc. - Class A	19,542	6,802
Harris Corp.	14,300	414
Hewlett-Packard Co.	199,800	6,406
Intel Corp.	461,100	6,939
International Business Machines Corp.	108,900	10,551
* Intuit, Inc.	44,100	1,191
* Juniper Networks, Inc.	70,000	1,054
Linear Technology Corp.	53,000	1,218
MasterCard, Inc.	6,700	1,122
Microsoft Corp.	658,700	12,100
* NetApp, Inc.	61,900	919
* NVIDIA Corp.	119,300	1,176
Oracle Corp.	347,000	6,270
Paychex, Inc.	41,800	1,073
QUALCOMM, Inc.	138,200	5,377
Texas Instruments, Inc.	145,300	2,399
Visa, Inc. - Class A	37,100	2,063
Western Union Co.	80,300	1,009
* Yahoo!, Inc.	129,300	1,656

Total		106,505

Materials (4.8%)
Ecolab, Inc.	51,200	1,778
Freeport-McMoRan Copper & Gold, Inc.	115,300	4,394
Monsanto Co.	62,900	5,227
Nucor Corp.	46,100	1,760
Potash Corp. of Saskatchewan, Inc.	34,200	2,764
Praxair, Inc.	48,200	3,243

Total		19,166

Telecommunication Services (1.4%)
* American Tower Corp. - Class A	116,500	3,545
* NII Holdings, Inc.	122,200	1,833

Total		5,378

Utilities (0.5%)
Exelon Corp.	44,400	2,015

Total		2,015

Total Common Stocks (Cost: $445,102)		346,077

Short-Term Investments (12.3%)
Federal Government & Agencies (1.3%)
(b) Federal Home Loan Bank, 0.33%, 6/15/09	5,000,000	4,997

Total		4,997

Finance Services (5.0%)
Alpine Securitization Corp., 0.40%, 4/20/09	10,000,000	9,998
Ciesco LLC, 0.63%, 4/8/09	10,000,000	9,999

Total		19,997

Food Processors (2.5%)
Kellogg Co., 0.60%, 4/6/09	10,000,000	9,999

Total		9,999

Health Care/Pharmaceuticals (1.3%)
Roche Holdings, Inc., 0.23%, 4/7/09	5,000,000	5,000

Total		5,000

Oil and Gas (2.2%)
Devon Energy Corp., 0.55%, 4/1/09	8,800,000	8,800

Total		8,800

Total Short-Term Investments (Cost: $48,792)		48,793

Total Investments (99.6%) (Cost: $493,894)(a)		394,870

Other Assets, Less Liabilities (0.4%)		1,770

Net Assets (100.0%)		396,640

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $493,894 and the net unrealized depreciation of investments based on that cost was $99,024 which is comprised of $14,586 aggregate gross unrealized appreciation and $113,610 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	182	6/09	$1,377
(Total Notional Value at March 31, 2009, $34,786)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$346,077	$1,377
Level 2 - Other significant observable inputs	48,793	—
Level 3 - Significant unobservable inputs	—	—

Total	394,870	$1,377

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Focused Appreciation Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Common Stocks (87.8%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (2.7%)
Boyd Gaming Corp.	210,825	786
* Kohl’s Corp.	41,420	1,753
News Corp. - Class A	326,870	2,164

Total		4,703

Consumer Staples (8.5%)
Bunge, Ltd.	103,915	5,887
CVS Caremark Corp.	318,630	8,759

Total		14,646

Energy (1.8%)
Petroleo Brasileiro SA, ADR	102,655	3,128

Total		3,128

Financials (9.4%)
ACE, Ltd.	44,035	1,779
CME Group, Inc.	23,510	5,792
The Goldman Sachs Group, Inc.	35,765	3,792
JPMorgan Chase & Co.	185,285	4,925

Total		16,288

Health Care (19.5%)
Alcon, Inc.	41,295	3,754
* Celgene Corp.	292,870	13,004
* Gilead Sciences, Inc.	251,930	11,669
* Intuitive Surgical, Inc.	15,890	1,515
UnitedHealth Group, Inc.	119,300	2,497
* Vertex Pharmaceuticals, Inc.	45,015	1,293

Total		33,732

Industrials (5.7%)
Precision Castparts Corp.	119,345	7,149
United Parcel Service, Inc. - Class B	56,030	2,758

Total		9,907

Information Technology (32.3%)
* Apple, Inc.	166,493	17,502
* Cisco Systems, Inc.	509,705	8,548
Corning, Inc.	356,400	4,730
* Electronic Arts, Inc.	102,935	1,872
* Google, Inc. - Class A	19,285	6,712
Oracle Corp.	500,690	9,048
* Research In Motion, Ltd.	172,750	7,440

Total		55,852

Materials (4.4%)
Companhia Vale do Rio Doce, ADR	26,165	348
Monsanto Co.	87,805	7,297

Total		7,645

Telecommunication Services (3.5%)
* America Movil - Series L, ADR	37,140	1,006
* Crown Castle International Corp.	121,525	2,480
* tw telecom, Inc.	284,025	2,485

Total		5,971

Total Common Stocks (Cost: $191,621)		151,872

Short-Term Investments (12.2%)
Commercial Banks Non-US (0.7%)
Rabobank USA Financial Corp., 0.15%, 4/7/09	1,200,000	1,200

Total		1,200

Federal Government & Agencies (5.2%)
Federal Home Loan Bank, 0.11%, 4/30/09	2,100,000	2,100
Federal Home Loan Bank, 0.17%, 4/3/09	1,200,000	1,200
Federal Home Loan Bank, 0.17%, 4/27/09	3,200,000	3,199
Federal Home Loan Bank, 0.20%, 4/1/09	1,100,000	1,100
Federal Home Loan Bank, 0.20%, 4/6/09	1,400,000	1,400

Total		8,999

Finance Lessors (1.4%)
Bryant Park Funding LLC, 0.47%, 4/17/09	1,200,000	1,200
Ranger Funding Co. LLC, 0.30%, 4/9/09	1,200,000	1,200

Total		2,400

Finance Services (2.1%)
Alpine Securitization Corp., 0.40%, 4/20/09	1,200,000	1,200
Ciesco LLC, 0.50%, 4/21/09	1,200,000	1,199
Falcon Asset Securitization Co. LLC, 0.35%, 4/7/09	1,200,000	1,200

Total		3,599

Health Care/Pharmaceuticals (0.7%)
Roche Holdings, Inc., 0.23%, 4/7/09	1,200,000	1,200

Total		1,200

Miscellaneous Business Credit Institutions (1.4%)
Duke Energy Corp., 0.60%, 4/6/09	1,200,000	1,200
Park Avenue Receivables Corp., 0.30%, 4/2/09	1,200,000	1,200

Total		2,400

Oil and Gas (0.7%)
Devon Energy Corp., 0.55%, 4/1/09	1,200,000	1,200

Total		1,200

Total Short-Term Investments (Cost: $20,998)		20,998

Total Investments (100.0%) (Cost: $212,619)(a)		172,870

Other Assets, Less Liabilities (0.0%)		(52)

Net Assets (100.0%)		172,818

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $212,619 and the net unrealized depreciation of investments based on that cost was $39,749 which is comprised of $4,968 aggregate gross unrealized appreciation and $44,717 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$151,872	$—
Level 2 - Other significant observable inputs	20,998	—
Level 3 - Significant unobservable inputs	—	—

Total	172,870	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2009, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Large Cap Core Stock Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Common Stocks (91.3%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (7.9%)
Abercrombie & Fitch Co. - Class A	37,500	892
* Amazon.com, Inc.	13,900	1,021
Comcast Corp. - Class A	215,400	2,938
The Home Depot, Inc.	31,500	742
Johnson Controls, Inc.	183,300	2,200
* Kohl’s Corp.	76,400	3,233
Lowe’s Companies, Inc.	120,900	2,206
McDonald’s Corp.	27,700	1,512
The McGraw-Hill Companies, Inc.	99,700	2,280
NIKE, Inc. - Class B	54,700	2,565
Omnicom Group, Inc.	65,800	1,540
Target Corp.	34,400	1,183

Total		22,312

Consumer Staples (10.8%)
Avon Products, Inc.	105,800	2,035
The Coca-Cola Co.	32,300	1,420
CVS Caremark Corp.	185,522	5,100
* Energizer Holdings, Inc.	43,500	2,162
* Hansen Natural Corp.	38,700	1,393
The Kroger Co.	111,500	2,366
PepsiCo, Inc.	57,700	2,970
Philip Morris International, Inc.	115,500	4,109
The Procter & Gamble Co.	75,362	3,549
Wal-Mart Stores, Inc.	107,100	5,580

Total		30,684

Energy (12.8%)
* Cameron International Corp.	45,500	998
Chevron Corp.	89,700	6,032
ConocoPhillips	72,688	2,847
Diamond Offshore Drilling, Inc.	16,900	1,062
Exxon Mobil Corp.	135,600	9,234
Halliburton Co.	63,300	979
Hess Corp.	26,700	1,447
* National-Oilwell Varco, Inc.	86,700	2,489
Occidental Petroleum Corp.	22,000	1,224
Schlumberger, Ltd.	40,800	1,657
* Southwestern Energy Co.	69,700	2,070
* Transocean, Ltd.	21,300	1,253
* Weatherford International, Ltd.	227,300	2,516
XTO Energy, Inc.	82,650	2,531

Total		36,339

Financials (9.6%)
American Express Co.	53,900	735
Bank of America Corp.	272,407	1,858
The Bank of New York Mellon Corp.	52,200	1,475
CME Group, Inc.	7,200	1,774
The Goldman Sachs Group, Inc.	15,300	1,622
JPMorgan Chase & Co.	161,596	4,295
Morgan Stanley	77,700	1,769
PNC Financial Services Group, Inc.	35,930	1,052
Prudential Financial, Inc.	84,100	1,600
State Street Corp.	95,100	2,927
T. Rowe Price Group, Inc.	49,400	1,426
The Travelers Companies, Inc.	98,900	4,019
Wells Fargo & Co.	181,000	2,577

Total		27,129

Health Care (14.3%)
Abbott Laboratories	97,200	4,636
Aetna, Inc.	63,800	1,552
Allergan, Inc.	49,200	2,350
Baxter International, Inc.	80,800	4,139
* Celgene Corp.	67,995	3,019
* Express Scripts, Inc.	27,700	1,279
* Genzyme Corp.	39,100	2,322
* Gilead Sciences, Inc.	62,500	2,895
Johnson & Johnson	74,400	3,913
* Medco Health Solutions, Inc.	59,600	2,464
Pfizer, Inc.	214,100	2,916
Schering-Plough Corp.	140,000	3,297
* St. Jude Medical, Inc.	33,900	1,232
Teva Pharmaceutical Industries, Ltd., ADR	57,100	2,572
UnitedHealth Group, Inc.	88,100	1,844

Total		40,430

Industrials (9.4%)
Cummins, Inc.	66,000	1,680
Danaher Corp.	28,200	1,529
Deere & Co.	51,300	1,686
FedEx Corp.	26,800	1,192
Flowserve Corp.	11,100	623
* Foster Wheeler AG	62,500	1,092
General Electric Co.	266,800	2,697
Honeywell International, Inc.	108,190	3,014
Lockheed Martin Corp.	13,100	904
Norfolk Southern Corp.	60,200	2,032
PACCAR, Inc.	52,600	1,355
Precision Castparts Corp.	26,700	1,599
Raytheon Co.	49,200	1,916
Union Pacific Corp.	67,100	2,759
United Parcel Service, Inc. - Class B	19,400	955
United Technologies Corp.	37,800	1,625

Total		26,658

Information Technology (16.3%)
* Adobe Systems, Inc.	34,500	738
* Apple, Inc.	35,800	3,763
Applied Materials, Inc.	92,700	997
Automatic Data Processing, Inc.	29,100	1,023
* Broadcom Corp. - Class A	34,050	680
* Cisco Systems, Inc.	230,000	3,857
Corning, Inc.	87,700	1,164
* Dell, Inc.	79,400	753
* eBay, Inc.	52,500	659
* EMC Corp.	94,300	1,075
* Google, Inc. - Class A	9,300	3,237
Hewlett-Packard Co.	98,500	3,158
Intel Corp.	240,100	3,613
International Business Machines Corp.	51,700	5,009
* Juniper Networks, Inc.	33,100	498
Microsoft Corp.	287,900	5,289
Motorola, Inc.	171,900	727
Oracle Corp.	166,900	3,016
QUALCOMM, Inc.	66,100	2,572
* Symantec Corp.	55,200	825
Texas Instruments, Inc.	74,600	1,232
Tyco Electronics, Ltd.	42,900	474
Western Union Co.	47,900	602
Xerox Corp.	74,500	339
* Yahoo!, Inc.	65,400	838

Total		46,138

Materials (4.2%)
Ecolab, Inc.	40,700	1,414
Freeport-McMoRan Copper & Gold, Inc.	72,100	2,748
Monsanto Co.	31,800	2,643
Nucor Corp.	33,800	1,290
Potash Corp. of Saskatchewan, Inc.	25,100	2,028
Praxair, Inc.	25,300	1,702

Total		11,825

Other Holdings (0.5%)
Financial Select Sector SPDR Fund	61,200	539
SPDR KBW Bank	65,000	901

Total		1,440

Telecommunication Services (3.7%)
* American Tower Corp. - Class A	75,600	2,300
AT&T, Inc.	216,700	5,461
* NII Holdings, Inc.	43,600	654
Verizon Communications, Inc.	67,800	2,048

Total		10,463

Utilities (1.8%)
Exelon Corp.	43,100	1,956
FPL Group, Inc.	64,200	3,257

Total		5,213

Total Common Stocks (Cost: $337,169)		258,631

Short-Term Investments (8.1%)
Federal Government & Agencies (0.8%)
(b) Federal Home Loan Bank, 0.33%, 6/15/09	2,500,000	2,499

Total		2,499

Finance Lessors (1.8%)
Ranger Funding Co. LLC, 0.30%, 4/9/09	5,000,000	5,000

Total		5,000

Finance Services (1.8%)
Ciesco LLC, 0.62%, 4/1/09	5,000,000	5,000

Total		5,000

Food Processors (1.8%)
Kellogg Co., 0.65%, 4/7/09	5,000,000	4,999

Total		4,999

Oil and Gas (1.9%)
Devon Energy Corp., 0.55%, 4/1/09	5,400,000	5,400

Total		5,400

Total Short-Term Investments (Cost: $22,897)		22,898

Total Investments (99.4%) (Cost: $360,066)(a)		281,529

Other Assets, Less Liabilities (0.6%)		1,619

Net Assets (100.0%)		283,148

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $360,066 and the net unrealized depreciation of investments based on that cost was $78,537 which is comprised of $11,106 aggregate gross unrealized appreciation and $89,643 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	58	6/09	$455
(Total Notional Value at March 31, 2009, $11,070)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$258,631	$455
Level 2 - Other significant observable inputs	22,898	—
Level 3 - Significant unobservable inputs	—	—

Total	281,529	$455

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Large Cap Blend Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Common Stocks (95.0%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (11.7%)
* Apollo Group, Inc. - Class A	2,800	219
Best Buy Co., Inc.	4,800	182
BorgWarner, Inc.	8,300	169
Carnival Corp.	7,600	164
CBS Corp. - Class B	16,600	64
Comcast Corp. - Class A	5,100	70
Gannett Co., Inc.	8,100	18
* Hanesbrands, Inc.	10,000	96
The Home Depot, Inc.	8,400	198
Honda Motor Co., Ltd., ADR	6,100	145
Johnson Controls, Inc.	3,500	42
Lowe’s Cos., Inc.	6,700	122
Nordstrom, Inc.	5,700	95
Omnicom Group, Inc.	12,900	302
Strayer Education, Inc.	300	54
Target Corp.	21,400	736
Time Warner Cable, Inc.	2,943	73
Time Warner, Inc.	2,033	39
* Urban Outfitters, Inc.	3,300	54
* Viacom, Inc. - Class B	11,500	200
The Walt Disney Co.	17,700	321
* Wynn Resorts, Ltd.	1,800	36

Total		3,399

Consumer Staples (12.8%)
Altria Group, Inc.	23,500	376
The Coca-Cola Co.	2,882	127
Costco Wholesale Corp.	1,200	56
General Mills, Inc.	1,800	90
Kimberly-Clark Corp.	1,400	65
Kraft Foods, Inc. - Class A	20,000	446
PepsiCo, Inc.	16,500	849
Philip Morris International, Inc.	17,200	612
Sara Lee Corp.	54,100	437
Unilever NV	3,900	76
Wal-Mart Stores, Inc.	11,200	583

Total		3,717

Energy (7.7%)
Anadarko Petroleum Corp.	2,800	109
Baker Hughes, Inc.	4,700	134
Chevron Corp.	6,300	424
Devon Energy Corp.	700	31
Diamond Offshore Drilling, Inc.	1,400	88
EOG Resources, Inc.	1,400	77
Exxon Mobil Corp.	2,500	170
Marathon Oil Corp.	6,000	158
Royal Dutch Shell PLC - Class A, ADR	14,400	638
Royal Dutch Shell PLC - Class B, ADR	1,700	74
Schlumberger, Ltd.	8,300	337

Total		2,240

Financials (8.5%)
ACE, Ltd.	1,400	57
Aflac, Inc.	2,200	43
* Berkshire Hathaway, Inc. - Class A	2	173
The Goldman Sachs Group, Inc.	8,000	848
Hudson City Bancorp, Inc.	30,000	351
JPMorgan Chase & Co.	12,600	335
Mercury General Corp.	400	12
* The Progressive Corp.	26,900	361
RenaissanceRe Holdings, Ltd.	3,400	168
T. Rowe Price Group, Inc.	3,100	89
Wells Fargo & Co.	2,300	33

Total		2,470

Health Care (19.2%)
Abbott Laboratories	10,100	482
Allergan, Inc.	13,600	650
AstraZeneca PLC, ADR	4,400	156
Baxter International, Inc.	14,300	732
* Biogen Idec, Inc.	6,900	362
Cardinal Health, Inc.	7,200	227
* Celgene Corp.	14,500	644
* Cerner Corp.	10,200	448
* DaVita, Inc.	10,600	466
* Forest Laboratories, Inc.	5,100	112
* Gilead Sciences, Inc.	3,100	144
* Health Net, Inc.	1,300	19
Medtronic, Inc.	9,500	280
Pfizer, Inc.	4,800	65
Roche Holding AG, ADR	1,700	58
Sanofi-Aventis, ADR	2,700	75
Shire PLC, ADR	7,700	277
Teva Pharmaceutical Industries, Ltd., ADR	4,400	198
UnitedHealth Group, Inc.	8,700	182

Total		5,577

Industrials (9.1%)
Danaher Corp.	1,950	106
Emerson Electric Co.	2,500	71
FedEx Corp.	1,100	49
* First Solar, Inc.	1,200	159
Fluor Corp.	9,800	339
General Electric Co.	41,000	415
Illinois Tool Works, Inc.	6,300	194
* Iron Mountain, Inc.	6,300	140
* Jacobs Engineering Group, Inc.	1,000	39
* Monster Worldwide, Inc.	10,200	83
Southwest Airlines Co.	13,100	83
Union Pacific Corp.	1,800	74
United Parcel Service, Inc. - Class B	15,600	768
United Technologies Corp.	2,800	120

Total		2,640

Information Technology (16.2%)
* Adobe Systems, Inc.	5,400	115
* Agilent Technologies, Inc.	7,400	114
* Apple, Inc.	2,500	263
* Broadcom Corp. - Class A	13,400	268
* Brocade Communications Systems, Inc.	55,400	191
* Cisco Systems, Inc.	40,300	676
* Google, Inc. - Class A	2,550	888
Hewlett-Packard Co.	3,800	122
International Business Machines Corp.	1,800	174
Jabil Circuit, Inc.	14,500	81
* Lam Research Corp.	1,900	43
Maxim Integrated Products, Inc.	10,100	133
Microchip Technology, Inc.	3,400	72
Microsoft Corp.	8,000	147
* NetApp, Inc.	5,300	79
Nintendo Co., Ltd., ADR	4,600	168
Oracle Corp.	2,900	52
Paychex, Inc.	10,100	259
* Polycom, Inc.	6,100	94
QUALCOMM, Inc.	10,700	416
Visa, Inc. - Class A	2,000	111
* Yahoo!, Inc.	17,700	227

Total		4,693

Materials (5.6%)
Air Products and Chemicals, Inc.	2,500	140
Allegheny Technologies, Inc.	7,700	169
Barrick Gold Corp.	13,000	421
Cliffs Natural Resources, Inc.	4,500	82
Freeport-McMoRan Copper & Gold, Inc.	1,600	61
Monsanto Co.	2,800	233
Nucor Corp.	4,000	153
Potash Corp. of Saskatchewan, Inc.	2,500	202
Vulcan Materials Co.	3,800	168

Total		1,629

Telecommunication Services (3.4%)
* American Tower Corp. - Class A	14,900	453
AT&T, Inc.	18,000	454
* tw telecom, Inc.	8,000	70

Total		977

Utilities (0.8%)
American Water Works Co., Inc.	7,700	148
CMS Energy Corp.	3,400	40
Edison International	1,800	52

Total		240

Total Common Stocks (Cost: $37,928)		27,582

Preferred Stocks (0.5%)
Pharmaceutical Preparations (0.5%)
Schering-Plough Corp., 6.00%, 8/13/10	700	147

Total		147

Total Preferred Stocks (Cost: $151)		147

Short-Term Investments (4.1%)
Oil and Gas (4.1%)
Devon Energy Corp., 0.55%, 4/1/09	1,200,000	1,200

Total		1,200

Total Short-Term Investments (Cost: $1,200)		1,200

Total Investments (99.6%) (Cost: $39,279)(a)		28,929

Other Assets, Less Liabilities (0.4%)		104

Net Assets (100.0%)		29,033

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $39,279 and the net unrealized depreciation of investments based on that cost was $10,350 which is comprised of $287 aggregate gross unrealized appreciation and $10,637 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$27,729	$—
Level 2 - Other significant observable inputs	1,200	—
Level 3 - Significant unobservable inputs	—	—

Total	28,929	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2009, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Index 500 Stock Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Common Stocks (97.7%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (8.5%)
Abercrombie & Fitch Co. - Class A	13,300	317
* Amazon.com, Inc.	49,300	3,621
* Apollo Group, Inc. - Class A	16,400	1,285
* AutoNation, Inc.	16,529	229
* AutoZone, Inc.	5,825	947
* Bed Bath & Beyond, Inc.	39,800	985
Best Buy Co., Inc.	51,975	1,973
* Big Lots, Inc.	12,600	262
The Black & Decker Corp.	9,200	290
* Carnival Corp.	67,109	1,450
CBS Corp. - Class B	103,924	399
Centex Corp.	19,000	142
* Coach, Inc.	49,200	822
Comcast Corp. - Class A	441,505	6,022
D.R. Horton, Inc.	42,200	409
Darden Restaurants, Inc.	20,950	718
* The DIRECTV Group, Inc.	81,100	1,848
Eastman Kodak Co.	41,083	156
* Expedia, Inc.	32,200	292
Family Dollar Stores, Inc.	21,400	714
* Ford Motor Co.	367,265	966
Fortune Brands, Inc.	22,967	564
* GameStop Corp. - Class A	25,100	703
Gannett Co., Inc.	34,850	77
The Gap, Inc.	71,475	928
* General Motors Corp.	93,327	181
Genuine Parts Co.	24,400	729
* The Goodyear Tire & Rubber Co.	36,900	231
H&R Block, Inc.	52,100	948
Harley-Davidson, Inc.	35,800	479
Harman International Industries, Inc.	9,000	122
Hasbro, Inc.	19,025	477
The Home Depot, Inc.	259,900	6,123
International Game Technology	45,300	418
* The Interpublic Group of Companies, Inc.	72,900	300
J.C. Penney Co., Inc.	34,050	683
Johnson Controls, Inc.	91,100	1,093
KB Home	11,500	152
* Kohl’s Corp.	46,667	1,975
Leggett & Platt, Inc.	24,033	312
Lennar Corp. - Class A	21,600	162
Limited Brands, Inc.	41,387	360
Lowe’s Cos., Inc.	224,700	4,101
Macy’s, Inc.	64,446	574
Marriott International, Inc. - Class A	45,000	736
Mattel, Inc.	54,988	634
McDonald’s Corp.	170,678	9,314
The McGraw-Hill Cos., Inc.	48,220	1,103
Meredith Corp.	5,500	92
The New York Times Co. - Class A	17,770	80
Newell Rubbermaid, Inc.	42,392	270
News Corp. - Class A	352,600	2,334
NIKE, Inc. - Class B	59,400	2,785
Nordstrom, Inc.	24,434	409
* Office Depot, Inc.	42,057	55
Omnicom Group, Inc.	47,700	1,116
Polo Ralph Lauren Corp.	8,700	368
Pulte Homes, Inc.	32,900	360
RadioShack Corp.	19,100	164
Scripps Networks Interactive - Class A	13,800	311
* Sears Holdings Corp.	8,380	383
The Sherwin-Williams Co.	15,113	785
Snap-on, Inc.	8,817	221
The Stanley Works	12,050	351
Staples, Inc.	109,350	1,980
* Starbucks Corp.	112,600	1,251
Starwood Hotels & Resorts Worldwide, Inc.	28,000	356
Target Corp.	115,357	3,967
Tiffany & Co.	18,867	407
Time Warner Cable, Inc.	45,892	1,138
Time Warner, Inc.	182,833	3,529
The TJX Companies, Inc.	63,800	1,636
VF Corp.	13,557	774
Viacom, Inc. - Class B	92,924	1,615
The Walt Disney Co.	284,557	5,168
The Washington Post Co. - Class B	900	321
Whirlpool Corp.	11,244	333
Wyndham Worldwide Corp.	27,086	114
* Wynn Resorts, Ltd.	10,300	206
Yum! Brands, Inc.	70,460	1,936

Total		92,141

Consumer Staples (12.5%)
Altria Group, Inc.	316,722	5,074
Archer-Daniels-Midland Co.	98,403	2,734
Avon Products, Inc.	65,300	1,256
Brown-Forman Corp. - Class B	15,022	583
Campbell Soup Co.	31,422	860
The Clorox Co.	21,350	1,099
The Coca-Cola Co.	305,075	13,408
Coca-Cola Enterprises, Inc.	48,600	641
Colgate-Palmolive Co.	76,822	4,531
ConAgra Foods, Inc.	68,567	1,157
* Constellation Brands, Inc. - Class A	29,800	355
Costco Wholesale Corp.	66,364	3,074
CVS Caremark Corp.	223,061	6,132
* Dean Foods Co.	23,700	428
* Dr. Pepper Snapple Group, Inc.	38,900	658
The Estee Lauder Cos., Inc. - Class A	17,800	439
General Mills, Inc.	50,267	2,507
H.J. Heinz Co.	48,217	1,594
The Hershey Co.	25,400	883
Hormel Foods Corp.	10,700	339
The J.M. Smucker Co.	18,200	678
Kellogg Co.	38,657	1,416
Kimberly-Clark Corp.	63,456	2,926
Kraft Foods, Inc. - Class A	225,196	5,020
The Kroger Co.	100,005	2,122
Lorillard, Inc.	25,746	1,590
McCormick & Co., Inc.	19,900	588
Molson Coors Brewing Co. - Class B	23,000	788
The Pepsi Bottling Group, Inc.	20,800	460
PepsiCo, Inc.	238,530	12,280
Philip Morris International, Inc.	307,122	10,927
The Procter & Gamble Co.	449,264	21,156
Reynolds American, Inc.	25,900	928
Safeway, Inc.	65,700	1,326
Sara Lee Corp.	106,635	862
SUPERVALU, INC.	32,470	464
Sysco Corp.	90,325	2,059
Tyson Foods, Inc. - Class A	46,300	435
Walgreen Co.	151,246	3,926
Wal-Mart Stores, Inc.	342,700	17,855
Whole Foods Market, Inc.	21,500	361

Total		135,919

Energy (12.8%)
Anadarko Petroleum Corp.	70,524	2,743
Apache Corp.	51,346	3,291
Baker Hughes, Inc.	47,330	1,351
BJ Services Co.	44,800	446
Cabot Oil & Gas Corp.	15,900	375

* Cameron International Corp.	33,200	728
Chesapeake Energy Corp.	86,100	1,469
Chevron Corp.	307,214	20,657
ConocoPhillips	226,838	8,883
CONSOL Energy, Inc.	27,700	699
Devon Energy Corp.	68,000	3,039
Diamond Offshore Drilling, Inc.	10,700	673
El Paso Corp.	107,071	669
ENSCO International, Inc.	21,700	573
EOG Resources, Inc.	38,320	2,098
Exxon Mobil Corp.	757,456	51,583
Halliburton Co.	137,538	2,128
Hess Corp.	43,500	2,358
Marathon Oil Corp.	108,466	2,851
Massey Energy Co.	13,100	132
Murphy Oil Corp.	29,200	1,307
* Nabors Industries, Ltd.	43,400	433
* National-Oilwell Varco, Inc.	64,000	1,837
Noble Corp.	40,500	976
Noble Energy, Inc.	26,500	1,428
Occidental Petroleum Corp.	124,240	6,914
Peabody Energy Corp.	41,000	1,027
Pioneer Natural Resources Co.	17,700	291
Range Resources Corp.	23,900	984
Rowan Companies, Inc.	17,350	208
Schlumberger, Ltd.	183,334	7,447
Smith International, Inc.	33,600	722
* Southwestern Energy Co.	52,700	1,565
Spectra Energy Corp.	98,636	1,395
Sunoco, Inc.	17,900	474
Tesoro Corp.	21,200	285
Valero Energy Corp.	79,100	1,416
The Williams Companies, Inc.	88,800	1,010
XTO Energy, Inc.	88,823	2,720

Total		139,185

Financials (10.6%)
Aflac, Inc.	71,650	1,387
The Allstate Corp.	82,128	1,573
American Express Co.	179,475	2,446
* American International Group, Inc.	412,430	412
Ameriprise Financial, Inc.	33,555	688
Aon Corp.	41,900	1,710
Apartment Investment & Management Co. - Class A	17,856	98
Assurant, Inc.	18,100	394
AvalonBay Communities, Inc.	12,273	578
Bank of America Corp.	981,196	6,692
The Bank of New York Mellon Corp.	176,063	4,974
BB&T Corp.	85,700	1,450
Boston Properties, Inc.	18,600	652
Capital One Financial Corp.	60,029	735
* CB Richard Ellis Group, Inc.	34,500	139
The Charles Schwab Corp.	143,711	2,228
The Chubb Corp.	54,000	2,285
Cincinnati Financial Corp.	24,875	569
CIT Group, Inc.	59,600	170
Citigroup, Inc.	839,348	2,124
CME Group, Inc.	10,200	2,513
Comerica, Inc.	23,150	424
Developers Diversified Realty Corp.	19,800	42
Discover Financial Services	73,756	465
* E*TRADE Financial Corp.	87,700	112
Equity Residential	41,800	767
Federated Investors, Inc. - Class B	13,600	303
Fifth Third Bancorp	88,334	258
* First Horizon National Corp.	32,366	348
Franklin Resources, Inc.	23,250	1,252
Genworth Financial, Inc. - Class A	66,200	126
The Goldman Sachs Group, Inc.	70,800	7,506
The Hartford Financial Services Group, Inc.	49,850	391
HCP, Inc.	38,900	694
Health Care REIT, Inc.	17,000	520
Host Hotels & Resorts, Inc.	80,500	316
Hudson City Bancorp, Inc.	80,100	936
Huntington Bancshares, Inc.	55,942	93
* IntercontinentalExchange, Inc.	11,100	827
Invesco, Ltd.	58,000	804
Janus Capital Group, Inc.	24,129	160
JPMorgan Chase & Co.	576,029	15,311
KeyCorp	75,875	597
Kimco Realty Corp.	35,700	272
Legg Mason, Inc.	21,900	348
* Leucadia National Corp.	27,800	414
Lincoln National Corp.	39,230	262
Loews Corp.	55,321	1,223
M&T Bank Corp.	11,900	538
Marsh & McLennan Cos., Inc.	78,980	1,599
Marshall & Ilsley Corp.	40,700	229
* MBIA, Inc.	26,250	120
MetLife, Inc.	125,374	2,855
Moody’s Corp.	29,250	670
Morgan Stanley	164,713	3,751
* The Nasdaq OMX Group, Inc.	21,000	411
Northern Trust Corp.	34,250	2,049
NYSE Euronext	39,700	711
People’s United Financial, Inc.	53,400	960
Plum Creek Timber Co., Inc.	25,300	735
PNC Financial Services Group, Inc.	65,589	1,921
Principal Financial Group, Inc.	39,700	325
* The Progressive Corp.	103,700	1,394
ProLogis	41,000	266
Prudential Financial, Inc.	65,000	1,236
Public Storage	19,200	1,061
Regions Financial Corp.	106,490	454
Simon Property Group, Inc.	38,618	1,338
* SLM Corp.	71,642	355
State Street Corp.	66,200	2,038
SunTrust Banks, Inc.	54,633	641
T. Rowe Price Group, Inc.	39,200	1,131
Torchmark Corp.	12,950	340
The Travelers Companies, Inc.	89,610	3,642
U.S. Bancorp	269,021	3,930
Unum Group	50,731	634
Ventas, Inc.	22,000	497
Vornado Realty Trust	21,550	716
Wells Fargo & Co.	649,531	9,249
XL Capital, Ltd. - Class A	52,500	287
Zions Bancorporation	17,700	174

Total		114,845

Health Care (14.9%)
Abbott Laboratories	236,850	11,298
Aetna, Inc.	69,508	1,691
Allergan, Inc.	47,134	2,251
AmerisourceBergen Corp.	23,300	761
* Amgen, Inc.	158,517	7,850
Baxter International, Inc.	94,100	4,820
Becton, Dickinson and Co.	36,750	2,471
* Biogen Idec, Inc.	45,590	2,390
* Boston Scientific Corp.	230,222	1,830
Bristol-Myers Squibb Co.	303,408	6,651
C.R. Bard, Inc.	15,200	1,212
Cardinal Health, Inc.	55,225	1,738
* Celgene Corp.	70,400	3,126
* Cephalon, Inc.	10,500	715
CIGNA Corp.	41,587	732
* Coventry Health Care, Inc.	22,700	294
Covidien, Ltd.	77,227	2,567
* DaVita, Inc.	15,900	699

DENTSPLY International, Inc.	22,800	612
Eli Lilly and Co.	155,006	5,179
* Express Scripts, Inc.	38,000	1,754
* Forest Laboratories, Inc.	46,266	1,016
* Genzyme Corp.	41,600	2,471
* Gilead Sciences, Inc.	139,600	6,466
* Hospira, Inc.	24,465	755
* Humana, Inc.	25,900	675
IMS Health, Inc.	27,767	346
* Intuitive Surgical, Inc.	6,000	572
Johnson & Johnson	423,937	22,299
* King Pharmaceuticals, Inc.	37,666	266
* Laboratory Corp. of America Holdings	16,600	971
* Life Technologies Corp.	26,680	867
McKesson Corp.	42,005	1,472
* Medco Health Solutions, Inc.	75,244	3,111
Medtronic, Inc.	171,400	5,051
Merck & Co., Inc.	323,020	8,641
* Millipore Corp.	8,500	488
* Mylan, Inc.	46,700	626
* Patterson Cos., Inc.	14,000	264
PerkinElmer, Inc.	17,800	227
Pfizer, Inc.	1,033,834	14,081
Quest Diagnostics, Inc.	23,700	1,125
Schering-Plough Corp.	249,250	5,870
* St. Jude Medical, Inc.	53,100	1,929
Stryker Corp.	36,500	1,242
* Tenet Healthcare Corp.	63,450	74
* Thermo Fisher Scientific, Inc.	64,100	2,286
UnitedHealth Group, Inc.	186,344	3,900
* Varian Medical Systems, Inc.	19,100	581
* Waters Corp.	14,900	551
* Watson Pharmaceuticals, Inc.	16,000	498
* WellPoint, Inc.	76,400	2,901
Wyeth	204,029	8,781
* Zimmer Holdings, Inc.	34,137	1,246

Total		162,290

Industrials (9.5%)
3M Co.	106,376	5,289
Avery Dennison Corp.	17,250	385
The Boeing Co.	111,276	3,959
Burlington Northern Santa Fe Corp.	42,685	2,568
C.H. Robinson Worldwide, Inc.	26,100	1,190
Caterpillar, Inc.	92,176	2,577
Cintas Corp.	20,133	498
Cooper Industries, Ltd. - Class A	25,600	662
CSX Corp.	61,200	1,582
Cummins, Inc.	30,900	786
Danaher Corp.	39,100	2,120
Deere & Co.	64,820	2,131
Dover Corp.	28,467	751
The Dun & Bradstreet Corp.	8,200	631
Eaton Corp.	25,300	933
Emerson Electric Co.	115,700	3,307
Equifax, Inc.	19,400	474
Expeditors International of Washington, Inc.	32,500	919
Fastenal Co.	19,800	637
FedEx Corp.	47,720	2,123
Flowserve Corp.	8,600	483
Fluor Corp.	27,800	961
General Dynamics Corp.	59,200	2,462
General Electric Co.	1,618,606	16,364
Goodrich Corp.	19,000	720
Honeywell International, Inc.	112,650	3,138
Illinois Tool Works, Inc.	58,900	1,817
Ingersoll-Rand Co., Ltd. - Class A	48,862	674
* Iron Mountain, Inc.	27,500	610
ITT Corp.	27,900	1,073
* Jacobs Engineering Group, Inc.	18,900	731
L-3 Communications Holdings, Inc.	18,200	1,234
Lockheed Martin Corp.	50,908	3,514
The Manitowoc Co., Inc.	19,900	65
Masco Corp.	55,000	384
* Monster Worldwide, Inc.	19,567	160
Norfolk Southern Corp.	56,157	1,895
Northrop Grumman Corp.	50,120	2,187
PACCAR, Inc.	55,615	1,433
Pall Corp.	18,050	369
Parker Hannifin Corp.	24,612	836
Pitney Bowes, Inc.	31,637	739
Precision Castparts Corp.	21,400	1,282
R.R. Donnelley & Sons Co.	31,434	230
Raytheon Co.	61,300	2,387
Republic Services, Inc.	49,307	846
Robert Half International, Inc.	23,240	414
Rockwell Automation, Inc.	21,750	475
Rockwell Collins, Inc.	24,250	792
Ryder System, Inc.	8,500	241
Southwest Airlines Co.	113,467	718
* Stericycle, Inc.	13,100	625
Textron, Inc.	37,200	214
Union Pacific Corp.	77,120	3,170
United Parcel Service, Inc. - Class B	152,600	7,511
United Technologies Corp.	144,434	6,208
W.W. Grainger, Inc.	9,800	688
Waste Management, Inc.	75,285	1,927

Total		103,099

Information Technology (17.6%)
* Adobe Systems, Inc.	80,350	1,719
* Advanced Micro Devices, Inc.	85,800	262
* Affiliated Computer Services, Inc. - Class A	15,000	718
* Agilent Technologies, Inc.	53,937	829
* Akamai Technologies, Inc.	26,100	506
Altera Corp.	44,911	788
Amphenol Corp. - Class A	26,200	746
Analog Devices, Inc.	44,657	861
* Apple, Inc.	136,500	14,349
Applied Materials, Inc.	203,800	2,191
* Autodesk, Inc.	34,668	583
Automatic Data Processing, Inc.	77,350	2,720
* BMC Software, Inc.	28,260	933
* Broadcom Corp. - Class A	65,200	1,303
CA, Inc.	60,492	1,065
* Ciena Corp.	13,785	107
* Cisco Systems, Inc.	894,700	15,004
* Citrix Systems, Inc.	27,620	625
* Cognizant Technology Solutions Corp. - Class A	44,700	929
* Computer Sciences Corp.	23,250	857
* Compuware Corp.	37,657	248
* Convergys Corp.	18,650	151
Corning, Inc.	238,300	3,162
* Dell, Inc.	265,233	2,514
* eBay, Inc.	165,200	2,075
* Electronic Arts, Inc.	49,300	897
* EMC Corp.	308,374	3,515
Fidelity National Information Services, Inc.	29,300	533
* Fiserv, Inc.	23,925	872
* FLIR Systems, Inc.	23,100	473
* Google, Inc. - Class A	36,700	12,774
Harris Corp.	20,500	593
Hewlett-Packard Co.	367,326	11,776
Intel Corp.	852,563	12,831
International Business Machines Corp.	205,639	19,924
* Intuit, Inc.	49,200	1,328
Jabil Circuit, Inc.	32,767	182
* JDS Uniphase Corp.	32,950	107
* Juniper Networks, Inc.	80,000	1,205
KLA-Tencor Corp.	26,000	520
* Lexmark International, Inc. - Class A	11,900	201
Linear Technology Corp.	34,050	782
* LSI Corp.	99,300	302
MasterCard, Inc.	11,100	1,859
* McAfee, Inc.	23,600	791
* MEMC Electronic Materials, Inc.	34,300	566

Microchip Technology, Inc.	27,900	591
* Micron Technology, Inc.	117,050	475
Microsoft Corp.	1,171,892	21,528
Molex, Inc.	21,250	292
Motorola, Inc.	348,977	1,476
National Semiconductor Corp.	29,886	307
* NetApp, Inc.	50,700	752
* Novell, Inc.	52,800	225
* Novellus Systems, Inc.	14,900	248
* NVIDIA Corp.	82,350	812
Oracle Corp.	587,825	10,622
Paychex, Inc.	49,235	1,264
* QLogic Corp.	18,600	207
QUALCOMM, Inc.	252,834	9,838
* Salesforce.com, Inc.	16,200	530
* SanDisk Corp.	34,600	438
* Sun Microsystems, Inc.	114,149	836
* Symantec Corp.	125,854	1,880
* Tellabs, Inc.	60,692	278
* Teradata Corp.	26,500	430
* Teradyne, Inc.	26,450	116
Texas Instruments, Inc.	195,700	3,231
Total System Services, Inc.	30,278	418
Tyco Electronics, Ltd.	70,227	775
* VeriSign, Inc.	29,500	557
Western Union Co.	108,832	1,368
Xerox Corp.	132,400	602
Xilinx, Inc.	42,000	805
* Yahoo!, Inc.	213,700	2,738

Total		190,915

Materials (3.2%)
Air Products and Chemicals, Inc.	32,167	1,809
AK Steel Holding Corp.	17,000	121
Alcoa, Inc.	145,707	1,069
Allegheny Technologies, Inc.	14,917	327
Ball Corp.	14,332	622
Bemis Co., Inc.	15,300	321
CF Industries Holdings, Inc.	7,400	526
The Dow Chemical Co.	141,709	1,195
E.I. du Pont de Nemours and Co.	138,328	3,089
Eastman Chemical Co.	11,125	298
Ecolab, Inc.	25,700	893
* Freeport-McMoRan Copper & Gold, Inc.	63,088	2,404
International Flavors & Fragrances, Inc.	12,100	369
International Paper Co.	65,566	462
MeadWestvaco Corp.	26,179	314
Monsanto Co.	84,006	6,981
Newmont Mining Corp.	74,980	3,356
Nucor Corp.	48,132	1,837
* Owens-Illinois, Inc.	25,600	370
* Pactiv Corp.	20,100	293
PPG Industries, Inc.	25,167	929
Praxair, Inc.	47,100	3,169
Rohm and Haas Co.	19,180	1,512
Sealed Air Corp.	24,142	333
Sigma-Aldrich Corp.	18,700	707
Titanium Metals Corp.	13,000	71
United States Steel Corp.	17,850	377
Vulcan Materials Co.	16,900	749
Weyerhaeuser Co.	32,380	893

Total		35,396

Telecommunication Services (3.9%)
* American Tower Corp. - Class A	60,900	1,853
AT&T, Inc.	903,275	22,763
CenturyTel, Inc.	15,400	433
Embarq Corp.	21,830	826
Frontier Communications Corp.	47,600	342
Qwest Communications International, Inc.	225,235	770
* Sprint Nextel Corp.	439,102	1,568
Verizon Communications, Inc.	435,342	13,147
Windstream Corp.	67,592	545

Total		42,247

Utilities (4.2%)
* The AES Corp.	102,100	593
Allegheny Energy, Inc.	26,000	602
Ameren Corp.	32,567	755
American Electric Power Co., Inc.	62,240	1,572
CenterPoint Energy, Inc.	53,262	556
CMS Energy Corp.	34,700	411
Consolidated Edison, Inc.	41,950	1,662
Constellation Energy Group, Inc.	30,500	630
Dominion Resources, Inc.	89,476	2,773
DTE Energy Co.	25,050	694
Duke Energy Corp.	196,373	2,812
* Dynegy, Inc. - Class A	77,300	109
Edison International	49,920	1,438
Entergy Corp.	29,009	1,975
EQT Corp.	20,100	630
Exelon Corp.	100,924	4,581
FirstEnergy Corp.	46,765	1,805
FPL Group, Inc.	62,714	3,181
Integrys Energy Group, Inc.	11,732	306
Nicor, Inc.	6,950	231
NiSource, Inc.	41,973	411
Northeast Utilities	26,400	570
Pepco Holdings, Inc.	33,600	419
PG&E Corp.	56,025	2,141
Pinnacle West Capital Corp.	15,500	412
PPL Corp.	57,568	1,653
Progress Energy, Inc.	42,192	1,530
Public Service Enterprise Group, Inc.	77,572	2,286
Questar Corp.	26,600	783
SCANA Corp.	18,600	575
Sempra Energy	37,302	1,725
Southern Co.	119,200	3,650
TECO Energy, Inc.	32,600	363
Wisconsin Energy Corp.	17,900	737
Xcel Energy, Inc.	69,620	1,297

Total		45,868

Total Common Stocks (Cost: $1,329,325)		1,061,905

Short-Term Investments (2.1%)
Federal Government & Agencies (0.4%)
(b) Federal Home Loan Bank, 0.33%, 6/15/09	5,000,000	4,997

Total		4,997

Finance Services (0.5%)
Bryant Park Funding LLC, 0.47%, 4/20/09	5,000,000	4,999

Total		4,999

Miscellaneous Business Credit Institutions (0.5%)
Duke Energy Corp., 0.60%, 4/6/09	5,000,000	5,000

Total		5,000

Oil and Gas (0.7%)
Devon Energy Corp., 0.55%, 4/1/09	7,600,000	7,600

Total		7,600

Total Short-Term Investments (Cost: $22,595)		22,596

Total Investments (99.8%) (Cost: $1,351,920)(a)		1,084,501

Other Assets, Less Liabilities (0.2%)		2,215

Net Assets (100.0%)		1,086,716

*	Non-Income Producing

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $1,351,920 and the net unrealized depreciation of investments based on that cost was $267,420 which is comprised of $199,916 aggregate gross unrealized appreciation and $467,336 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	115	6/09	$773
(Total Notional Value at March 31, 2009, $22,077)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$1,061,904	$773
Level 2 - Other significant observable inputs	22,596	—
Level 3 - Significant unobservable inputs	—	—

Total	1,084,501	773

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Large Company Value Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (9.7%)
Best Buy Co., Inc.	5,300	201
CBS Corp. - Class B	27,600	106
Comcast Corp. - Class A	12,600	172
Darden Restaurants, Inc.	2,200	75
The Gap, Inc.	11,000	143
H&R Block, Inc.	9,600	175
The Home Depot, Inc.	11,600	273
* Kohl’s Corp.	4,700	199
Newell Rubbermaid, Inc.	19,700	126
Staples, Inc.	11,000	199
* Starbucks Corp.	7,300	81
Time Warner Cable, Inc.	3,924	97
Time Warner, Inc.	15,633	302
VF Corp.	3,400	194
* Viacom, Inc. - Class B	13,900	242

Total		2,585

Consumer Staples (8.3%)
Altria Group, Inc.	11,600	186
The Coca-Cola Co.	10,600	466
The Kroger Co.	10,300	219
Lorillard, Inc.	3,100	191
The Pepsi Bottling Group, Inc.	11,500	255
Unilever NV	11,400	223
Walgreen Co.	10,100	262
Wal-Mart Stores, Inc.	7,700	401

Total		2,203

Energy (16.9%)
Apache Corp.	3,100	199
Chevron Corp.	17,700	1,190
ConocoPhillips	19,300	756
Devon Energy Corp.	2,600	116
Exxon Mobil Corp.	20,100	1,369
* National-Oilwell Varco, Inc.	5,400	155
Occidental Petroleum Corp.	1,200	67
Royal Dutch Shell PLC - Class A, ADR	15,000	664

Total		4,516

Financials (15.1%)
The Allstate Corp.	13,300	255
Ameriprise Financial, Inc.	4,600	94
Bank of America Corp.	62,800	428
The Bank of New York Mellon Corp.	11,800	333
The Goldman Sachs Group, Inc.	3,000	318
Host Hotels & Resorts, Inc.	14,400	56
JPMorgan Chase & Co.	33,900	901
Legg Mason, Inc.	2,800	45
Loews Corp.	4,800	106
Morgan Stanley	8,500	194
PNC Financial Services Group, Inc.	3,400	100
Simon Property Group, Inc.	2,600	90
Torchmark Corp.	5,000	131
The Travelers Companies, Inc.	8,200	333
U.S. Bancorp	12,900	189
Wells Fargo & Co.	31,600	450

Total		4,023

Health Care (14.6%)
Abbott Laboratories	5,200	248
* Amgen, Inc.	7,500	371
Eli Lilly and Co.	10,100	338
Johnson & Johnson	15,100	794
Medtronic, Inc.	7,600	224
Merck & Co., Inc.	16,300	436
Pfizer, Inc.	62,000	845
Quest Diagnostics, Inc.	2,600	124
Wyeth	12,300	529

Total		3,909

Industrials (9.2%)
Avery Dennison Corp.	3,600	80
Caterpillar, Inc.	6,400	179
Dover Corp.	7,300	193
General Electric Co.	87,800	888
Ingersoll-Rand Co., Ltd. - Class A	11,000	152
Northrop Grumman Corp.	7,500	327
Parker Hannifin Corp.	4,500	153
Pitney Bowes, Inc.	5,400	126
R.R. Donnelley & Sons Co.	11,200	82
Tyco International, Ltd.	6,000	117
Waste Management, Inc.	5,900	151

Total		2,448

Information Technology (6.1%)
Applied Materials, Inc.	9,800	105
* Cisco Systems, Inc.	11,000	185
* Fiserv, Inc.	3,800	139
Hewlett-Packard Co.	8,400	269
Intel Corp.	8,800	132
International Business Machines Corp.	3,000	291
Microsoft Corp.	13,900	255
Oracle Corp.	11,300	204
Xerox Corp.	13,100	60

Total		1,640

Materials (3.2%)
E.I. du Pont de Nemours and Co.	12,200	272
International Paper Co.	6,100	43
Nucor Corp.	3,400	130
PPG Industries, Inc.	6,600	244
Weyerhaeuser Co.	5,600	154

Total		843

Telecommunication Services (6.9%)
AT&T, Inc.	43,500	1,096
Embarq Corp.	2,900	110
Verizon Communications, Inc.	20,800	628

Total		1,834

Utilities (3.4%)
Exelon Corp.	9,300	422
* NRG Energy, Inc.	7,700	135
PPL Corp.	12,700	365

Total		922

Total Common Stocks (Cost: $38,498)		24,923

Preferred Stocks (0.1%)
Financials (0.1%)
Legg Mason, Inc., 7.00%, 6/30/11	1,500	27

Total		27

Total Preferred Stocks (Cost: $28)		27

Short-Term Investments (7.0%)
Federal Government & Agencies (6.8%)
(b) Federal Home Loan Bank, 0.01%, 4/1/09	1,803,000	1,803

Total		1,803

Other Holdings (0.2%)
J.P. Morgan Money Market Fund	63,244	63

Total		63

Total Short-Term Investments (Cost: $1,866)		1,866

Total Investments (100.5%) (Cost: $40,392)(a)		26,816

Other Assets, Less Liabilities (-0.5%)		(131)

Net Assets (100.0%)		26,685

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $40,392 and the net unrealized depreciation of investments based on that cost was $13,576 which is comprised of $39 aggregate gross unrealized appreciation and $13,615 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long)	31	6/09	$178
(Total Notional Value at March 31, 2009, $1,054)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$25,013	$178
Level 2 - Other significant observable inputs	1,803	—
Level 3 - Significant unobservable inputs	—	—

Total	26,816	178

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Domestic Equity Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Common Stocks (90.4%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (13.6%)
Carnival Corp.	119,400	2,579
Comcast Corp. - Class A	96,400	1,315
Fortune Brands, Inc.	45,600	1,120
Gannett Co., Inc.	127,000	280
Harley-Davidson, Inc.	84,600	1,133
Honda Motor Co., Ltd., ADR	108,600	2,574
Lowe’s Cos., Inc.	315,800	5,763
Nordstrom, Inc.	275,000	4,606
Omnicom Group, Inc.	29,200	683
Target Corp.	124,900	4,295
Time Warner Cable, Inc.	48,313	1,198
Time Warner, Inc.	96,333	1,859
* Viacom, Inc. - Class B	121,700	2,115
The Walt Disney Co.	238,700	4,335

Total		33,855

Consumer Staples (18.9%)
Altria Group, Inc.	383,900	6,150
Archer-Daniels-Midland Co.	65,300	1,814
The Clorox Co.	37,000	1,905
The Coca-Cola Co.	98,300	4,320
* Energizer Holdings, Inc.	28,300	1,406
General Mills, Inc.	16,700	833
Kimberly-Clark Corp.	48,000	2,213
Kraft Foods, Inc. - Class A	218,957	4,881
Lorillard, Inc.	39,000	2,408
* Mead Johnson Nutrition Co. - Class A	148,700	4,293
PepsiCo, Inc.	36,400	1,874
Philip Morris International, Inc.	126,300	4,494
Sara Lee Corp.	680,600	5,499
Sysco Corp.	81,500	1,858
Unilever NV	148,000	2,901

Total		46,849

Energy (9.8%)
Chevron Corp.	75,846	5,100
ConocoPhillips	52,600	2,060
Devon Energy Corp.	63,300	2,829
Diamond Offshore Drilling, Inc.	28,200	1,773
Royal Dutch Shell PLC - Class A, ADR	189,100	8,377
Royal Dutch Shell PLC - Class B, ADR	21,028	917
Spectra Energy Corp.	110,500	1,562
* Transocean, Ltd.	29,447	1,733

Total		24,351

Financials (13.4%)
ACE, Ltd.	36,500	1,475
* Berkshire Hathaway, Inc. - Class A	18	1,561
The Goldman Sachs Group, Inc.	111,500	11,821
Hudson City Bancorp, Inc.	297,800	3,481
JPMorgan Chase & Co.	279,800	7,437
Mercury General Corp.	63,300	1,880
* The Progressive Corp.	186,900	2,512
RenaissanceRe Holdings, Ltd.	28,700	1,419
The Toronto-Dominion Bank	50,100	1,732

Total		33,318

Health Care (6.5%)
Aetna, Inc.	30,700	747
AstraZeneca PLC, ADR	76,400	2,709
Cardinal Health, Inc.	97,100	3,057
* DaVita, Inc.	54,500	2,395
Merck & Co., Inc.	75,600	2,022
Pfizer, Inc.	131,800	1,795
Sanofi-Aventis, ADR	122,700	3,427

Total		16,152

Industrials (10.2%)
3M Co.	59,100	2,939
CSX Corp.	89,700	2,319
Emerson Electric Co.	129,400	3,698
FedEx Corp.	16,100	716
General Electric Co.	475,500	4,807
Illinois Tool Works, Inc.	156,500	4,828
* Monster Worldwide, Inc.	228,700	1,864
United Parcel Service, Inc. - Class B	62,500	3,076
United Technologies Corp.	25,100	1,079

Total		25,326

Information Technology (4.1%)
Hewlett-Packard Co.	64,800	2,078
Intel Corp.	78,800	1,186
Jabil Circuit, Inc.	429,400	2,387
Maxim Integrated Products, Inc.	265,500	3,507
Nintendo Co., Ltd., ADR	28,800	1,051

Total		10,209

Materials (5.1%)
Air Products and Chemicals, Inc.	19,900	1,119
Allegheny Technologies, Inc.	136,900	3,002
Nucor Corp.	177,700	6,783
Vulcan Materials Co.	40,800	1,807

Total		12,711

Telecommunication Services (4.2%)
AT&T, Inc.	410,300	10,340

Total		10,340

Utilities (4.6%)
American Water Works Co., Inc.	139,200	2,678
CMS Energy Corp.	71,100	842
Edison International	113,900	3,281
Pinnacle West Capital Corp.	49,000	1,301
Southern Co.	105,600	3,234

Total		11,336

Total Common Stocks (Cost: $292,765)		224,447

Preferred Stocks (3.3%)
Metals/Mining (2.0%)
Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	75,600	4,881

Total		4,881

Pharmaceutical Preparations (1.3%)
Schering-Plough Corp., 6.00%, 8/13/10	15,200	3,200

Total		3,200

Total Preferred Stocks (Cost: $6,295)		8,081

Short-Term Investments (5.0%)
Commercial Banks Non-US (1.2%)
Rabobank USA Financial Corp., 0.15%, 4/7/09	3,000,000	3,000

Total		3,000

Finance Lessors (2.3%)
Bryant Park Funding LLC, 0.40%, 4/17/09	3,000,000	2,999
Kitty Hawk Funding Corp., 0.43%, 4/6/09	2,700,000	2,700

Total		5,699

Finance Services (1.2%)
Ciesco LLC, 0.62%, 4/1/09	3,000,000	3,000

Total		3,000

Oil and Gas (0.3%)
Devon Energy Corp., 0.55%, 4/1/09	600,000	600

Total		600

Total Short-Term Investments (Cost: $12,299)		12,299

Total Investments (98.7%) (Cost: $311,359)(a)		244,827

Other Assets, Less Liabilities (1.3%)		3,314

Net Assets (100.0%)		248,141

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $311,359 and the net unrealized depreciation of investments based on that cost was $66,532 which is comprised of $4,705 aggregate gross unrealized appreciation and $71,237 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$232,528	$—
Level 2 - Other significant observable inputs	12,299	—
Level 3 - Significant unobservable inputs	—	—

Total	244,827	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2009, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Equity Income Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Foreign Common Stocks (1.2%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (0.2%)
WPP PLC	United Kingdom	49,400	279

Total			279

Consumer Staples (0.7%)
Anheuser-Busch InBev NV	Belgium	30,200	832

Total			832

Financials (0.0%)
* UBS AG	Switzerland	3,700	35

Total			35

Telecommunication Services (0.3%)
Vodafone Group PLC	United Kingdom	239,100	421

Total			421

Total Foreign Common Stocks (Cost: $1,656)			1,567

Common Stocks (93.8%)
Consumer Discretionary (13.7%)
* Bed Bath & Beyond, Inc.		67,400	1,668
The Black & Decker Corp.		14,300	451
Cablevision Systems Corp. - Class A		51,800	670
CBS Corp. - Class B		37,050	142
D.R. Horton, Inc.		32,000	310
Fortune Brands, Inc.		55,100	1,353
Genuine Parts Co.		22,100	660
H&R Block, Inc.		35,400	644
Harley-Davidson, Inc.		37,700	505
Harman International Industries, Inc.		17,500	237
The Home Depot, Inc.		107,900	2,542
Macy’s, Inc.		37,000	329
Marriott International, Inc. - Class A		47,000	769
Mattel, Inc.		67,700	781
The McGraw-Hill Cos., Inc.		62,800	1,436
* MGM MIRAGE		44,700	104
The New York Times Co. - Class A		82,400	373
Newell Rubbermaid, Inc.		49,500	316
Tiffany & Co.		33,200	716
Time Warner Cable, Inc.		13,931	346
Time Warner, Inc.		55,500	1,071
The Walt Disney Co.		71,900	1,306
Whirlpool Corp.		35,800	1,059
WPP PLC, ADR		5,400	151

Total			17,939

Consumer Staples (4.2%)
The Hershey Co.		76,400	2,655
Kimberly-Clark Corp.		21,400	987
Kraft Foods, Inc. - Class A		52,600	1,172
McCormick & Co., Inc.		20,900	618

Total			5,432

Energy (15.7%)
Anadarko Petroleum Corp.		32,000	1,244
BJ Services Co.		30,900	307
BP PLC, ADR		42,400	1,700
Chevron Corp.		66,400	4,465
ConocoPhillips		11,100	435
CONSOL Energy, Inc.		15,900	401
Exxon Mobil Corp.		66,400	4,522
Murphy Oil Corp.		41,500	1,858
Royal Dutch Shell PLC - Class A, ADR		63,600	2,818
Schlumberger, Ltd.		33,800	1,373
Spectra Energy Corp.		37,350	528
Sunoco, Inc.		32,200	853

Total			20,504

Financials (17.4%)
Allied Irish Banks PLC, ADR		42,300	65
American Express Co.		104,700	1,427
Bank of America Corp.		256,523	1,749
The Bank of New York Mellon Corp.		77,300	2,184
Capital One Financial Corp.		37,600	460
The Chubb Corp.		16,800	711
Federal National Mortgage Association		42,526	30
Fifth Third Bancorp		55,000	161
The Goldman Sachs Group, Inc.		15,100	1,601
Janus Capital Group, Inc.		12,400	82
JPMorgan Chase & Co.		165,888	4,409
KeyCorp		73,600	579
Legg Mason, Inc.		19,300	307
Lincoln National Corp.		55,276	370
Marsh & McLennan Cos., Inc.		88,100	1,784
Marshall & Ilsley Corp.		38,500	217
Och-Ziff Capital Management Group - Class A		29,600	180
* The Progressive Corp.		51,100	687
* SLM Corp.		99,500	492
SunTrust Banks, Inc.		58,100	682
The Travelers Companies, Inc.		20,227	822
U.S. Bancorp		121,200	1,771

* UBS AG	48,015	453
Wells Fargo & Co.	110,600	1,575

Total		22,798

Health Care (7.7%)
* Amgen, Inc.	22,100	1,094
Bristol-Myers Squibb Co.	65,500	1,436
Eli Lilly and Co.	45,400	1,517
Johnson & Johnson	27,300	1,436
Merck & Co., Inc.	55,100	1,474
Pfizer, Inc.	11,000	150
* WellPoint, Inc.	16,600	630
Wyeth	55,000	2,367

Total		10,104

Industrials (11.6%)
3M Co.	40,900	2,034
Avery Dennison Corp.	38,200	853
The Boeing Co.	35,800	1,274
Cooper Industries, Ltd. - Class A	25,100	649
Deere & Co.	38,500	1,265
Eaton Corp.	10,600	391
General Electric Co.	291,800	2,950
Honeywell International, Inc.	35,200	981
Illinois Tool Works, Inc.	55,100	1,700
Masco Corp.	88,900	620
Southwest Airlines Co.	110,100	697
United Parcel Service, Inc. - Class B	30,300	1,491
* USG Corp.	29,900	228

Total		15,133

Information Technology (6.5%)
Analog Devices, Inc.	57,500	1,108
Applied Materials, Inc.	44,700	481
* Cisco Systems, Inc.	33,200	557
* Computer Sciences Corp.	32,800	1,208
* Dell, Inc.	81,200	770
* eBay, Inc.	54,800	688
Intel Corp.	54,500	820
Microsoft Corp.	101,700	1,868
* Yahoo!, Inc.	76,400	979

Total		8,479

Materials (5.4%)
Alcoa, Inc.	56,700	416
E.I. du Pont de Nemours and Co.	48,500	1,083
International Flavors & Fragrances, Inc.	35,500	1,082
International Paper Co.	105,000	739
MeadWestvaco Corp.	48,900	586
Nucor Corp.	39,300	1,500
Vulcan Materials Co.	27,500	1,218
Weyerhaeuser Co.	16,500	455

Total		7,079

Telecommunication Services (4.9%)
AT&T, Inc.	132,135	3,330
Qwest Communications International, Inc.	272,900	933
* Sprint Nextel Corp.	123,800	442
Verizon Communications, Inc.	57,000	1,721

Total		6,426

Utilities (6.7%)
Constellation Energy Group, Inc.	27,500	568
Duke Energy Corp.	74,600	1,068
Entergy Corp.	12,900	878
FirstEnergy Corp.	13,300	513
NiSource, Inc.	101,700	997
* NRG Energy, Inc.	13,800	243
PG&E Corp.	27,300	1,043
Pinnacle West Capital Corp.	27,100	720
Progress Energy, Inc.	32,500	1,179
TECO Energy, Inc.	22,400	250
Xcel Energy, Inc.	68,000	1,267

Total		8,726

Total Common Stocks (Cost: $206,040)		122,620

Convertible Corporate Bonds (0.3%)
Autos/Vehicle Parts (0.3%)
Ford Motor Co., 4.25%, 12/15/36	929,0000	324
Total		324

Total Convertible Corporate Bonds (Cost: $472)		324

Short-Term Investments (4.5%)
Other Holdings (4.5%)
T. Rowe Price Reserve Investment Fund, %,	5,935,022	5,935

Total		5,935

Total Short Term Investments (Cost: $5,935)		5,935

Total Investments (99.8%) (Cost: $214,103)(a)		130,446

Other Assets, Less Liabilities (0.2%)		251

Net Assets (100.0%)		130,697

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $214,103 and the net unrealized depreciation of investments based on that cost was $83,657 which is comprised of $975 aggregate gross unrealized appreciation and $84,632 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$124,187	$—
Level 2 - Other significant observable inputs	6,259	—
Level 3 - Significant unobservable inputs	—	—

Total	130,446	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2009, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Mid Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Common Stocks (93.2%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (14.3%)
* Apollo Group, Inc. - Class A	70,400	5,514
* Collective Brands, Inc.	1,115,200	10,862
DeVry, Inc.	350,500	16,887
* Dollar Tree, Inc.	300,100	13,369
* Focus Media Holding, Ltd., ADR	392,300	2,668
* GameStop Corp. - Class A	652,200	18,275
* Jack in the Box, Inc.	542,400	12,633
* O’Reilly Automotive, Inc.	305,560	10,698
* Urban Outfitters, Inc.	82,300	1,347

Total		92,253

Consumer Staples (0.0%)
* Mead Johnson Nutrition Co. - Class A	6,500	188

Total		188

Energy (6.8%)
* Cameron International Corp.	548,400	12,026
Range Resources Corp.	329,800	13,575
* SandRidge Energy, Inc.	282,500	1,862
Smith International, Inc.	216,500	4,650
* Southwestern Energy Co.	385,500	11,445

Total		43,558

Financials (8.8%)
Assured Guaranty, Ltd.	362,200	2,452
* IntercontinentalExchange, Inc.	58,983	4,393
* Investment Technology Group, Inc.	367,040	9,367
* MBIA, Inc.	581,700	2,664
Northern Trust Corp.	256,888	15,367
Raymond James Financial, Inc.	574,400	11,316
SEI Investments Co.	356,600	4,354
Synovus Financial Corp.	695,700	2,261
T. Rowe Price Group, Inc.	13,000	375
W.R. Berkley Corp.	169,900	3,831

Total		56,380

Health Care (15.2%)
Allergan, Inc.	157,300	7,513
* Celgene Corp.	262,600	11,659
* Cerner Corp.	274,300	12,061
* Charles River Laboratories International, Inc.	255,700	6,957
* DaVita, Inc.	361,000	15,866
* Express Scripts, Inc.	272,700	12,590
* Immucor, Inc.	719,549	18,097
* Intuitive Surgical, Inc.	18,600	1,774
* Psychiatric Solutions, Inc.	723,181	11,376

Total		97,893

Industrials (16.2%)
C.H. Robinson Worldwide, Inc.	337,700	15,403
* Corrections Corp. of America	589,900	7,557
Cummins, Inc.	175,600	4,469
Expeditors International of Washington, Inc.	314,660	8,902
* Foster Wheeler AG	163,100	2,849
* FTI Consulting, Inc.	103,400	5,116
Harsco Corp.	223,200	4,948
J.B. Hunt Transport Services, Inc.	459,000	11,067
Knight Transportation, Inc.	613,400	9,299
L-3 Communications Holdings, Inc.	98,600	6,685
MSC Industrial Direct Co., Inc. - Class A	182,600	5,673
Regal-Beloit Corp.	181,400	5,558
Ritchie Bros. Auctioneers, Inc.	420,100	7,810
Roper Industries, Inc.	26,000	1,104
* Spirit AeroSystems Holdings, Inc. - Class A	154,600	1,541
* Stericycle, Inc.	129,000	6,157

Total		104,138

Information Technology (23.9%)
* Alliance Data Systems Corp.	353,200	13,051
Amphenol Corp. - Class A	449,800	12,815
* Citrix Systems, Inc.	295,400	6,688
* Cognizant Technology Solutions Corp. - Class A	431,200	8,965
FactSet Research Systems, Inc.	135,800	6,789
Global Payments, Inc.	485,900	16,234
Intersil Corp. - Class A	916,500	10,540
* Juniper Networks, Inc.	322,500	4,857
KLA-Tencor Corp.	396,780	7,935
* McAfee, Inc.	478,200	16,020
* Mettler-Toledo International, Inc.	201,800	10,358
Microchip Technology, Inc.	581,895	12,330
* NeuStar, Inc. - Class A	514,300	8,614
* Varian Semiconductor Equipment Associates, Inc.	527,200	11,419
* VeriFone Holdings, Inc.	590,800	4,017
Western Union Co.	296,500	3,727

Total		154,359

Materials (4.1%)
Martin Marietta Materials, Inc.	49,500	3,925
* Owens-Illinois, Inc.	420,600	6,073
Praxair, Inc.	201,940	13,589
* Titanium Metals Corp.	568,500	3,110

Total		26,697

Other Holdings (0.6%)
SPDR Metals & Mining	159,600	4,012

Total		4,012

Telecommunication Services (1.5%)
* American Tower Corp. - Class A	325,100	9,893

Total		9,893

Utilities (1.8%)
EQT Corp.	371,900	11,652

Total		11,652

Total Common Stocks (Cost: $867,633)		601,023

Short-Term Investments (6.6%)
Federal Government & Agencies (0.3%)
(b) Federal Home Loan Bank, 0.33%, 6/15/09	2,000,000	1,999

Total		1,999

Financial Services (3.1%)
Ciesco LLC, 0.62%, 4/1/09	10,000,000	10,000
Ciesco LLC, 0.63%, 4/8/09	10,000,000	9,999

Total		19,999

Food Processors (1.6%)
Kellogg Co., 0.55%, 4/7/09	10,000,000	9,999

Total		9,999

Oil and Gas (1.6%)
Devon Energy Corp., 0.55%, 4/1/09	5,200,000	5,200
Sempra Global, 1.00%, 4/3/09	5,000,000	5,000

Total		10,200

Total Short-Term Investments (Cost: $42,196)		42,197

Total Investments (99.8%) (Cost: $909,829)(a)		643,220

Other Assets, Less Liabilities (0.2%)		1,518

Net Assets (100.0%)		644,738

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $909,829 and the net unrealized depreciation of investments based on that cost was $266,609 which is comprised of $16,822 aggregate gross unrealized appreciation and $283,431 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	17	6/09	$324
(Total Notional Value at March 31, 2009, $3,823)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$601,023	$324
Level 2 - Other significant observable inputs	42,197	—
Level 3 - Significant unobservable inputs	—	—

Total	643,220	$324

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Index 400 Stock Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Common Stocks (90.8%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (14.1%)
* 99 Cents Only Stores	20,133	186
Advance Auto Parts, Inc.	40,900	1,680
* Aeropostale, Inc.	28,750	764
American Eagle Outfitters, Inc.	88,650	1,085
American Greetings Corp. - Class A	19,500	99
* AnnTaylor Stores Corp.	24,650	128
Barnes & Noble, Inc.	15,900	340
* Belo Corp. - Class A	38,500	23
Blyth, Inc.	2,600	68
Bob Evans Farms, Inc.	13,200	296
BorgWarner, Inc.	49,700	1,009
Boyd Gaming Corp.	24,300	91
Brinker International, Inc.	43,775	661
* Brinks’s Home Security Holdings, Inc.	17,500	396
Callaway Golf Co.	27,700	199
* Career Education Corp.	31,700	760
* CarMax, Inc.	94,800	1,179
* The Cheesecake Factory, Inc.	25,750	295
* Chico’s FAS, Inc.	76,200	409
* Chipotle Mexican Grill, Inc. - Class A	14,100	936
* Coldwater Creek, Inc.	20,400	51
* Collective Brands, Inc.	27,442	267
* Corinthian Colleges, Inc.	37,100	722
DeVry, Inc.	26,500	1,277
* Dick’s Sporting Goods, Inc.	36,600	522
* Dollar Tree, Inc.	39,000	1,737
* DreamWorks Animation SKG, Inc. - Class A	33,000	714
Foot Locker, Inc.	66,600	698
Gentex Corp.	59,200	590
Guess?, Inc.	25,900	546
* Hanesbrands, Inc.	40,200	385
Harte-Hanks, Inc.	16,350	87
International Speedway Corp. - Class A	11,900	263
* ITT Educational Services, Inc.	13,500	1,639
* J. Crew Group, Inc.	22,300	294
John Wiley & Sons, Inc. - Class A	18,300	545
* Krispy Kreme Doughnuts, Inc. - Warrants	1,559	—
* Lamar Advertising Co. - Class A	32,700	319
* Life Time Fitness, Inc.	15,000	188
* LKQ Corp.	60,200	859
M.D.C. Holdings, Inc.	15,900	495
* Marvel Entertainment, Inc.	21,000	558
Matthews International Corp. - Class A	13,300	383
* Mohawk Industries, Inc.	24,100	720
* NetFlix, Inc.	17,900	768
* NVR, Inc.	2,500	1,069
* Panera Bread Co. - Class A	13,300	743
PetSmart, Inc.	54,700	1,147
Phillips-Van Heusen Corp.	22,100	501
* Priceline.com, Inc.	17,600	1,387
Regis Corp.	18,600	269
* Rent-A-Center, Inc.	28,400	550
Ross Stores, Inc.	55,600	1,995
The Ryland Group, Inc.	18,400	307
* Saks, Inc.	61,100	114
Scholastic Corp.	11,200	169
* Scientific Games Corp. - Class A	28,000	339
Service Corp. International	109,900	384
Sotheby’s	28,900	260
Strayer Education, Inc.	6,100	1,097
Thor Industries, Inc.	15,300	239
* The Timberland Co. - Class A	19,800	236
* Toll Brothers, Inc.	55,800	1,013
Tupperware Brands Corp.	26,900	457
* Under Armour, Inc.	15,700	258
* Urban Outfitters, Inc.	49,000	802
* The Warnaco Group, Inc.	20,100	482
Wendy’s/Arby’s Group, Inc.	179,800	904
Williams-Sonoma, Inc.	37,300	376

Total		40,329

Consumer Staples (3.8%)
Alberto-Culver Co.	36,700	830
* BJ’s Wholesale Club, Inc.	25,300	809
Church & Dwight Co., Inc.	30,150	1,575
Corn Products International, Inc.	32,101	681
* Energizer Holdings, Inc.	25,100	1,247
Flowers Foods, Inc.	34,000	798
* Hansen Natural Corp.	31,100	1,120
Lancaster Colony Corp.	8,500	353
* NBTY, Inc.	23,600	332
PepsiAmericas, Inc.	24,600	424
* Ralcorp Holdings, Inc.	24,300	1,309
Ruddick Corp.	16,900	379
* Smithfield Foods, Inc.	51,100	484
Tootsie Roll Industries, Inc.	11,491	250
Universal Corp.	10,700	320

Total		10,911

Energy (6.0%)
Arch Coal, Inc.	61,400	821
* Bill Barrett Corp.	15,900	354
Cimarex Energy Co.	35,800	658
* Comstock Resources, Inc.	20,000	596
* Denbury Resources, Inc.	106,800	1,587
* Encore Acquisition Co.	22,300	519
* Exterran Holdings, Inc.	26,502	425
* FMC Technologies, Inc.	54,038	1,695
* Forest Oil Corp.	41,700	548
Frontier Oil Corp.	44,700	572
* Helix Energy Solutions Group, Inc.	42,300	217
Helmerich & Payne, Inc.	45,300	1,032
* Mariner Energy, Inc.	38,700	300
* Newfield Exploration Co.	57,100	1,296
* Oceaneering International, Inc.	23,500	866
Overseas Shipholding Group, Inc.	10,300	234
* Patriot Coal Corp.	27,600	102
Patterson-UTI Energy, Inc.	65,800	590
* Plains Exploration & Production Co.	46,266	797
* Pride International, Inc.	74,600	1,341
* Quicksilver Resources, Inc.	48,600	269
Southern Union Co.	53,300	811
* Superior Energy Services, Inc.	33,600	433
Tidewater, Inc.	22,200	824
* Unit Corp.	20,300	425

Total		17,312

Financials (16.1%)
* Affiliated Managers Group, Inc.	17,700	738
Alexandria Real Estate Equities, Inc.	16,900	615
* AMB Property Corp.	42,300	609
American Financial Group, Inc.	32,350	519
* AmeriCredit Corp.	56,600	332
Apollo Investment Corp.	61,147	213
Arthur J. Gallagher & Co.	41,500	706
Associated Banc-Corp.	54,963	849
Astoria Financial Corp.	35,100	323
BancorpSouth, Inc.	31,100	648
Bank of Hawaii Corp.	20,500	676

BRE Properties, Inc.	22,000	432
Brown & Brown, Inc.	49,900	944
Camden Property Trust	22,900	494
Cathay General Bancorp	21,300	222
City National Corp.	17,400	588
The Colonial BancGroup, Inc.	87,100	78
Commerce Bancshares, Inc.	28,440	1,032
Cousins Properties, Inc.	18,800	121
Cullen/Frost Bankers, Inc.	25,600	1,202
Duke Realty Corp.	63,900	351
Eaton Vance Corp.	50,300	1,149
Equity One, Inc.	14,300	174
Essex Property Trust, Inc.	11,500	659
Everest Re Group, Ltd.	26,400	1,869
Federal Realty Investment Trust	25,400	1,168
Fidelity National Financial, Inc. - Class A	92,491	1,804
First American Corp.	40,000	1,060
First Niagara Financial Group, Inc.	51,000	556
FirstMerit Corp.	35,000	637
Fulton Financial Corp.	75,400	500
The Hanover Insurance Group, Inc.	22,000	634
HCC Insurance Holdings, Inc.	48,850	1,231
Highwoods Properties, Inc.	27,300	585
Horace Mann Educators Corp.	16,800	141
Hospitality Properties Trust	40,400	485
International Bancshares Corp.	21,800	170
Jefferies Group, Inc.	52,800	729
Jones Lang LaSalle, Inc.	14,900	347
Liberty Property Trust	43,600	826
The Macerich Co.	33,100	207
Mack-Cali Realty Corp.	28,600	567
Mercury General Corp.	15,300	454
Nationwide Health Properties, Inc.	44,000	976
New York Community Bancorp, Inc.	148,321	1,657
NewAlliance Bancshares, Inc.	46,000	540
Old Republic International Corp.	101,075	1,094
OMEGA Healthcare Investors, Inc.	35,400	498
PacWest Bancorp	10,600	152
Potlatch Corp.	17,047	395
Protective Life Corp.	30,100	158
Raymond James Financial, Inc.	42,225	832
Rayonier, Inc.	33,966	1,026
Realty Income Corp.	44,900	845
Regency Centers Corp.	30,100	800
Reinsurance Group of America, Inc.	31,200	1,011
SEI Investments Co.	57,600	703
SL Green Realty Corp.	24,600	266
StanCorp Financial Group, Inc.	21,100	481
* SVB Financial Group	14,200	284
Synovus Financial Corp.	120,800	393
TCF Financial Corp.	48,300	568
Trustmark Corp.	21,000	386
UDR, Inc.	64,002	551
Unitrin, Inc.	21,200	296
Valley National Bancorp	58,100	719
W.R. Berkley Corp.	59,750	1,347
Waddell & Reed Financial, Inc. - Class A	36,500	660
Washington Federal, Inc.	37,865	503
Webster Financial Corp.	22,700	96
Weingarten Realty Investors	33,300	317
Westamerica Bancorporation	12,400	565
Wilmington Trust Corp.	29,700	288

Total		46,051

Health Care (11.4%)
* Affymetrix, Inc.	30,400	99
Beckman Coulter, Inc.	27,200	1,387
* Bio-Rad Laboratories, Inc. - Class A	8,200	540
* Cerner Corp.	29,000	1,275
* Charles River Laboratories International, Inc.	28,700	781
* Community Health Systems, Inc.	39,400	604
* Covance, Inc.	27,200	969
* Edwards Lifesciences Corp.	24,000	1,455
* Endo Pharmaceuticals Holdings, Inc.	50,200	888
* Gen-Probe, Inc.	22,500	1,026
* Health Management Associates, Inc. - Class A	106,100	274
* Health Net, Inc.	44,600	646
* Henry Schein, Inc.	38,400	1,536
Hill-Rom Holdings, Inc.	26,900	266
* Hologic, Inc.	110,200	1,442
* IDEXX Laboratories, Inc.	25,400	878
* Immucor, Inc.	30,300	762
* Kindred Healthcare, Inc.	12,900	193
* Kinetic Concepts, Inc.	23,700	501
* LifePoint Hospitals, Inc.	22,400	467
* Lincare Holdings, Inc.	32,000	698
* Masimo Corp.	20,700	600
Medicis Pharmaceutical Corp. - Class A	24,400	302
Omnicare, Inc.	44,800	1,097
* OSI Pharmaceuticals, Inc.	24,900	953
Owens & Minor, Inc.	17,800	590
Perrigo Co.	33,400	829
Pharmaceutical Product Development, Inc.	50,700	1,203
* Psychiatric Solutions, Inc.	24,100	379
* ResMed, Inc.	32,600	1,152
* Sepracor, Inc.	47,000	689
STERIS Corp.	25,100	584
Techne Corp.	16,100	881
Teleflex, Inc.	17,000	665
* Thoratec Corp.	24,300	624
* United Therapeutics Corp.	10,000	661
Universal Health Services, Inc. - Class B	21,300	817
* Valeant Pharmaceuticals International	35,300	628
* Varian, Inc.	12,500	297
* VCA Antech, Inc.	36,400	821
* Vertex Pharmaceuticals, Inc.	74,400	2,137
* WellCare Health Plans, Inc.	18,200	205

Total		32,801

Industrials (13.3%)
* Aecom Technology Corp.	39,200	1,022
* AGCO Corp.	39,500	774
* AirTran Holdings, Inc.	51,400	234
* Alaska Air Group, Inc.	15,600	274
Alexander & Baldwin, Inc.	17,600	335
* Alliant Techsystems, Inc.	14,100	944
AMETEK, Inc.	45,950	1,437
* BE Aerospace, Inc.	43,400	376
The Brink’s Co.	17,400	460
Bucyrus International, Inc.	32,200	489
Carlisle Companies, Inc.	26,200	514
* Clean Harbors, Inc.	8,700	418
Con-way, Inc.	19,900	357
* Copart, Inc.	27,200	807
The Corporate Executive Board Co.	14,600	212
* Corrections Corp. of America	51,600	661
Crane Co.	20,400	344
Deluxe Corp.	22,000	212
Donaldson Co., Inc.	33,200	891
* Dycom Industries, Inc.	17,000	98
Federal Signal Corp.	20,400	108
* FTI Consulting, Inc.	22,000	1,089
GATX Corp.	20,900	423
Graco, Inc.	25,600	437
Granite Construction, Inc.	14,100	528
Harsco Corp.	34,500	765
Herman Miller, Inc.	23,100	246
HNI Corp.	19,100	199
Hubbell, Inc. - Class B	24,300	655
IDEX Corp.	34,580	756

J.B. Hunt Transport Services, Inc.	35,200	849
* JetBlue Airways Corp.	79,025	288
Joy Global, Inc.	43,950	936
* Kansas City Southern	39,400	501
KBR, Inc.	69,600	961
Kelly Services, Inc. - Class A	11,800	95
Kennametal, Inc.	31,400	509
* Korn/Ferry International	19,200	174
Landstar System, Inc.	22,200	743
Lennox International, Inc.	20,100	532
Lincoln Electric Holdings, Inc.	18,300	580
Manpower, Inc.	33,700	1,063
Mine Safety Appliances Co.	12,800	256
* MPS Group, Inc.	39,100	233
MSC Industrial Direct Co., Inc. - Class A	19,300	600
* Navigant Consulting, Inc.	20,300	265
Nordson Corp.	14,400	409
Oshkosh Corp.	32,000	216
Pentair, Inc.	42,300	917
* Quanta Services, Inc.	83,900	1,800
Rollins, Inc.	17,687	303
Roper Industries, Inc.	38,600	1,639
* The Shaw Group, Inc.	35,900	984
SPX Corp.	21,300	1,001
* Terex Corp.	40,900	378
* Thomas & Betts Corp.	22,900	573
The Timken Co.	36,500	510
Trinity Industries, Inc.	34,150	312
* United Rentals, Inc.	25,723	108
* URS Corp.	36,500	1,475
Wabtec Corp.	20,600	543
* Waste Connections, Inc.	34,300	882
Watson Wyatt Worldwide, Inc. - Class A	18,300	903
Werner Enterprises, Inc.	18,450	279
Woodward Governor Co.	23,600	264
* YRC Worldwide, Inc.	25,500	114

Total		38,260

Information Technology (13.1%)
* 3Com Corp.	166,300	514
* ACI Worldwide, Inc.	15,000	281
Acxiom Corp.	29,302	217
* ADC Telecommunications, Inc.	41,500	182
ADTRAN, Inc.	23,500	381
* Advent Software, Inc.	7,200	240
* Alliance Data Systems Corp.	25,600	946
* ANSYS, Inc.	38,500	966
* Arrow Electronics, Inc.	51,300	978
* Atmel Corp.	193,100	701
* Avnet, Inc.	64,500	1,129
* Avocent Corp.	19,700	239
Broadridge Financial Solutions, Inc.	60,400	1,124
* Cadence Design Systems, Inc.	113,800	478
* CommScope, Inc.	31,177	354
* Cree, Inc.	38,100	897
Diebold, Inc.	28,500	609
* Digital River, Inc.	15,900	474
* DST Systems, Inc.	17,500	606
* F5 Networks, Inc.	34,100	714
FactSet Research Systems, Inc.	18,000	900
Fair Isaac Corp.	21,000	296
* Fairchild Semiconductor International, Inc.	53,200	198
* Gartner, Inc.	25,400	280
Global Payments, Inc.	34,500	1,153
* Hewitt Associates, Inc.	35,900	1,068
Imation Corp.	13,000	99
* Ingram Micro, Inc. - Class A	69,500	879
* Integrated Device Technology, Inc.	70,830	322
* International Rectifier Corp.	31,100	420
Intersil Corp. - Class A	52,300	601
* Itron, Inc.	16,000	758
Jack Henry & Associates, Inc.	36,100	589
* Lam Research Corp.	54,000	1,230
Lender Processing Services, Inc.	36,100	1,105
* Macrovision Solutions Corp.	35,200	626
* ManTech International Corp. - Class A	9,000	377
* Mentor Graphics Corp.	39,700	176
* Metavante Technologies, Inc.	38,600	770
* Mettler-Toledo International, Inc.	14,400	739
National Instruments Corp.	24,050	449
* NCR Corp.	68,000	541
* NeuStar, Inc. - Class A	31,900	534
* Palm, Inc.	57,700	497
* Parametric Technology Corp.	49,700	496
Plantronics, Inc.	20,900	252
* Polycom, Inc.	35,900	553
* RF Micro Devices, Inc.	113,300	151
* SAIC, Inc.	87,200	1,628
* Semtech Corp.	26,000	347
* Silicon Laboratories, Inc.	19,200	507
* SRA International, Inc. - Class A	18,100	266
* Sybase, Inc.	35,423	1,073
* Synopsys, Inc.	61,700	1,279
* Tech Data Corp.	21,500	468
* Trimble Navigation, Ltd.	51,200	782
* ValueClick, Inc.	37,300	317
* Vishay Intertechnology, Inc.	80,187	279
* Western Digital Corp.	95,700	1,851
* Wind River Systems, Inc.	29,200	187
* Zebra Technologies Corp. - Class A	26,000	495

Total		37,568

Materials (6.2%)
Airgas, Inc.	35,000	1,183
Albemarle Corp.	39,300	856
AptarGroup, Inc.	29,200	909
Ashland, Inc.	28,500	294
Cabot Corp.	28,100	295
Carpenter Technology Corp.	18,900	267
Cliffs Natural Resources, Inc.	48,800	886
Commercial Metals Co.	48,300	558
Cytec Industries, Inc.	20,300	305
FMC Corp.	31,200	1,346
Grief, Inc. - Class A	14,700	489
Louisiana-Pacific Corp.	39,300	88
The Lubrizol Corp.	29,200	993
Martin Marietta Materials, Inc.	17,800	1,412
Minerals Technologies, Inc.	8,000	256
Olin Corp.	33,300	475
Packaging Corp. of America	44,000	573
Reliance Steel & Aluminum Co.	27,400	722
RPM International, Inc.	55,200	703
The Scotts Miracle-Gro Co. - Class A	18,900	656
Sensient Technologies Corp.	20,900	491
Sonoco Products Co.	42,900	900
Steel Dynamics, Inc.	69,700	614
Temple-Inland, Inc.	45,800	246
Terra Industries, Inc.	42,900	1,205
The Valspar Corp.	43,000	859
Worthington Industries, Inc.	25,800	225

Total		17,806

Telecommunication Services (0.6%)
* Cincinnati Bell, Inc.	98,000	225
* Syniverse Holdings, Inc.	22,400	353
Telephone and Data Systems, Inc.	43,400	1,151

Total		1,729

Utilities (6.2%)
AGL Resources, Inc.	33,100	878
Alliant Energy Corp.	47,500	1,173
Aqua America, Inc.	58,233	1,165

Black Hills Corp.	16,600	297
DPL, Inc.	49,900	1,125
Energen Corp.	30,800	897
Great Plains Energy, Inc.	51,277	691
Hawaiian Electric Industries, Inc.	39,000	536
IDACORP, Inc.	20,200	472
MDU Resources Group, Inc.	79,000	1,275
National Fuel Gas Co.	34,200	1,049
NSTAR	45,900	1,463
NV Energy, Inc.	100,781	946
OGE Energy Corp.	40,800	972
ONEOK, Inc.	45,300	1,025
PNM Resources, Inc.	37,150	307
UGI Corp.	46,500	1,098
Vectren Corp.	34,800	734
Westar Energy, Inc.	46,700	818
WGL Holdings, Inc.	21,600	708

Total		17,629

Total Common Stocks (Cost: $392,239)		260,396

Short-Term Investments (8.9%)
Federal Government & Agencies (1.8%)
Federal Home Loan Bank, 0.33%, 6/15/09	1,500,000	1,499
(b) Federal Home Loan Bank, 0.34%, 6/12/09	3,500,000	3,499

Total		4,998

Finance Lessors (1.7%)
Ranger Funding Co. LLC, 0.30%, 4/9/09	5,000,000	5,000

Total		5,000

Finance Services (1.7%)
Ciesco LLC, 0.63%, 4/8/09	5,000,000	4,999

Total		4,999

Food Processors (1.7%)
Kellogg Co., 0.55%, 4/7/09	5,000,000	5,000

Total		5,000

Oil and Gas (2.0%)
Devon Energy Corp., 0.55%, 4/1/09	5,700,000	5,700

Total		5,700

Total Short-Term Investments (Cost: $25,695)		25,697

Total Investments (99.7%) (Cost: $417,934)(a)		286,093

Other Assets, Less Liabilities (0.3%)		774

Net Assets (100.0%)		286,867

*	Non-Income Producing

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $417,934 and the net unrealized depreciation of investments based on that cost was $131,841 which is comprised of $16,568 aggregate gross unrealized appreciation and $148,409 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	107	6/09	$1,885
(Total Notional Value at March 31, 2009, $24,218)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$265,396	$1,885
Level 2 - Other significant observable inputs	20,697	—
Level 3 - Significant unobservable inputs	—	—

Total	286,093	1,885

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Mid Cap Value Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Foreign Common Stocks (0.9%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (0.1%)
Bayerische Motoren Werke (BMW) AG	Germany	2,255	65

Total			65

Telecommunication Services (0.8%)
BCE, Inc.	Canada	24,902	496

Total			496

Total Foreign Common Stocks (Cost: $564)			561

Common Stocks (98.4%)
Consumer Discretionary (8.0%)
Fortune Brands, Inc.		15,741	387
Genuine Parts Co.		31,292	934
International Speedway Corp. - Class A		42,648	941
Lowe’s Cos., Inc.		22,955	419
Mattel, Inc.		83,550	963
The McGraw-Hill Cos., Inc.		19,804	453
Speedway Motorsports, Inc.		63,338	749
Whirlpool Corp.		5,446	161

Total			5,007

Consumer Staples (15.1%)
Campbell Soup Co.		35,212	963
The Clorox Co.		7,033	362
Coca-Cola Enterprises, Inc.		47,090	621
ConAgra Foods, Inc.		75,798	1,279
Costco Wholesale Corp.		13,876	643
The Estee Lauder Cos., Inc. - Class A		16,177	399
General Mills, Inc.		7,435	371
H.J. Heinz Co.		34,823	1,151
The Hershey Co.		7,550	262
Hormel Foods Corp.		8,193	260
Kellogg Co.		12,112	444
Kimberly-Clark Corp.		46,890	2,162
* Mead Johnson Nutrition Co. - Class A		5,438	157
The Pepsi Bottling Group, Inc.		18,364	406

Total			9,480

Energy (3.2%)
Apache Corp.		9,539	611
* Cameron International Corp.		30,490	669
EOG Resources, Inc.		4,595	252
Noble Energy, Inc.		8,974	483

Total			2,015

Financials (19.1%)
ACE, Ltd.		22,439	906
AllianceBernstein Holding LP		36,931	544
Ameriprise Financial, Inc.		37,347	765
Aon Corp.		35,487	1,449
Arthur J. Gallagher & Co.		25,224	429
Associated Banc-Corp.		24,411	377
BancorpSouth, Inc.		5,449	113
Boston Properties, Inc.		8,452	296
The Chubb Corp.		26,082	1,104
Commerce Bancshares, Inc.		14,257	517
HCC Insurance Holdings, Inc.		13,897	350
Host Hotels & Resorts, Inc.		66,150	259
Legg Mason, Inc.		29,117	463
Marsh & McLennan Cos., Inc.		100,917	2,044
People’s United Financial, Inc.		41,496	746
Public Storage		8,576	474
Rayonier, Inc.		10,502	317
Synovus Financial Corp.		71,877	234
Washington Federal, Inc.		44,230	588

Total			11,975

Health Care (8.4%)
Beckman Coulter, Inc.		24,414	1,245
* Bio-Rad Laboratories, Inc. - Class A		1,762	116
* Boston Scientific Corp.		26,550	211
* Hospira, Inc.		13,633	421
IMS Health, Inc.		27,170	339
* LifePoint Hospitals, Inc.		19,858	414
* Patterson Cos., Inc.		23,061	435
* Symmetry Medical, Inc.		85,672	541
Universal Health Services, Inc. - Class B		11,589	444
* Zimmer Holdings, Inc.		29,351	1,071

Total			5,237

Industrials (8.4%)
* Altra Holdings, Inc.		123,660	480
Dover Corp.		13,791	364
Emerson Electric Co.		1,550	44
Ingersoll-Rand Co., Ltd. - Class A		16,516	228
Kaydon Corp.		21,372	584
Northrop Grumman Corp.		9,588	418
Pitney Bowes, Inc.		4,737	111
Republic Services, Inc.		55,654	954
Southwest Airlines Co.		99,025	627
Union Pacific Corp.		5,025	207
Waste Management, Inc.		49,426	1,265

Total			5,282

Information Technology (7.9%)
Applied Materials, Inc.	50,313	541
AVX Corp.	63,049	572
Diebold, Inc.	25,610	547
* Emulex Corp.	106,871	538
KLA-Tencor Corp.	24,638	493
* Littelfuse, Inc.	30,225	332
Molex, Inc.	73,592	1,011
* Synopsys, Inc.	20,310	421
* Teradyne, Inc.	109,777	481

Total		4,936

Materials (6.0%)
Air Products and Chemicals, Inc.	557	31
Bemis Co., Inc.	39,955	838
Ecolab, Inc.	3,245	113
International Flavors & Fragrances, Inc.	24,735	753
MeadWestvaco Corp.	20,025	240
Minerals Technologies, Inc.	13,221	424
Newmont Mining Corp.	21,466	961
Weyerhaeuser Co.	13,555	374

Total		3,734

Other Holdings (3.8%)
Hubbell, Inc. - Class B	22,716	612
iShares Russell Midcap Value Index Fund	74,537	1,776

Total		2,388

Telecommunication Services (1.2%)
CenturyTel, Inc.	7,147	201
Embarq Corp.	14,423	546

Total		747

Utilities (17.3%)
AGL Resources, Inc.	26,760	710
Ameren Corp.	20,725	481
EQT Corp.	41,981	1,315
IDACORP, Inc.	62,847	1,468
Northeast Utilities	11,402	246
Portland General Electric Co.	52,803	929
Southwest Gas Corp.	35,585	750
Westar Energy, Inc.	62,306	1,092
WGL Holdings, Inc.	34,586	1,134
Wisconsin Energy Corp.	42,647	1,756
Xcel Energy, Inc.	49,829	928

Total		10,809

Total Common Stocks (Cost: $61,288)		61,610

Short-Term Investments (0.7%)
Federal Government & Agencies (0.7%)
Federal Home Loan Bank, 0.01%, 4/1/09	438,000	438

Total		438

Total Short-Term Investments (Cost: $438)		438

Total Investments (100.0%) (Cost: $62,290)(a)		62,609

Other Assets, Less Liabilities (0.0%)		19

Net Assets (100.0%)		62,628

*	Non-Income Producing

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $62,290 and the net unrealized appreciation of investments based on that cost was $319 which is comprised of $2,842 aggregate gross unrealized appreciation and $2,523 aggregate gross unrealized depreciation.

(h)	Forward foreign currency contract outstanding on March 31, 2009

Type		Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	CAD	49	4/09	$—	0	$0	(m)
Sell	CAD	555	4/09	7	—	7
Buy	EUR	7	4/09	0	—	0	(m)
Sell	EUR	40	4/09	—	0	0	(m)

				$7	—	$7

CAD	-	Canadian Dollar
EUR	-	Euro

(m)	Amount is less than one thousand.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$62,171	$—
Level 2 - Other significant observable inputs	438	7
Level 3 - Significant unobservable inputs	—	—

Total	62,609	7

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Common Stocks (89.7%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (14.8%)
* American Public Education, Inc.	114,340	4,809
* Buffalo Wild Wings, Inc.	138,810	5,078
* Dollar Tree, Inc.	83,055	3,700
* Jack in the Box, Inc.	164,450	3,830
* LKQ Corp.	405,415	5,785
* Lumber Liquidators, Inc.	322,070	4,106
* New Oriental Education & Technology Group, Inc., ADR	35,050	1,761
* O’Reilly Automotive, Inc.	152,330	5,333
PetSmart, Inc.	85,190	1,786
Snap-on, Inc.	46,200	1,160
* True Religion Apparel, Inc.	116,970	1,382

Total		38,730

Consumer Staples (4.3%)
Alberto-Culver Co.	209,520	4,737
Flowers Foods, Inc.	145,360	3,413
* TreeHouse Foods, Inc.	107,560	3,097

Total		11,247

Energy (6.2%)
* Arena Resources, Inc.	135,300	3,448
* Carrizo Oil & Gas, Inc.	60,120	534
* Contango Oil & Gas Co.	65,100	2,552
* EXCO Resources, Inc.	312,340	3,123
* Oceaneering International, Inc.	91,630	3,378
* Whiting Petroleum Corp.	117,300	3,032

Total		16,067

Financials (7.8%)
Boston Private Financial Holdings, Inc.	587,940	2,064
Digital Realty Trust, Inc.	127,350	4,225
* First Cash Financial Services, Inc.	3,900	58
* Investment Technology Group, Inc.	163,990	4,185
Janus Capital Group, Inc.	85,403	568
* KBW, Inc.	131,332	2,673
MFA Financial, Inc.	397,250	2,336
* Portfolio Recovery Associates, Inc.	113,504	3,046
Raymond James Financial, Inc.	65,450	1,289

Total		20,444

Health Care (14.0%)
* Amedisys, Inc.	31,100	855
* athenahealth, Inc.	92,650	2,234
* CardioNet, Inc.	152,640	4,283
* Dexcom, Inc.	155,642	644
* Genoptix, Inc.	85,712	2,338
* Illumina, Inc.	126,200	4,700
* IPC The Hospitalist Co.	180,800	3,441
* Masimo Corp.	158,082	4,581
* NuVasive, Inc.	101,476	3,184
* Phase Forward, Inc.	245,268	3,137
* Psychiatric Solutions, Inc.	175,084	2,754
* Thoratec Corp.	100,041	2,570
* Vnus Medical Technologies	79,550	1,692

Total		36,413

Industrials (12.1%)
* Aerovironment, Inc.	30,210	631
* Allegiant Travel Co.	68,890	3,132
* Astec Industries, Inc.	85,950	2,254
* Astronics Corp.	91,224	1,003
* Axsys Technologies, Inc.	39,483	1,660
* Cornell Companies, Inc.	114,450	1,874
* Energy Recovery, Inc.	111,851	850
* Hub Group, Inc. - Class A	163,690	2,783
* Huron Consulting Group, Inc.	43,010	1,825
* ICF International, Inc.	116,910	2,685
Knight Transportation, Inc.	272,838	4,136
* Quanta Services, Inc.	79,750	1,711
Regal-Beloit Corp.	73,050	2,238
* Team, Inc.	102,777	1,205
* TransDigm Group, Inc.	109,150	3,585

Total		31,572

Information Technology (23.1%)
* Advanced Energy Industries, Inc.	393,667	2,964
* Atheros Communications, Inc.	200,250	2,936
* Bankrate, Inc.	38,473	960
* Blackboard, Inc.	91,161	2,893
* Comtech Telecommunications Corp.	48,800	1,209
* CyberSource Corp.	270,440	4,005
* DG Fastchannel, Inc.	254,379	4,775
* Diodes, Inc.	224,600	2,383
* EPIQ Systems, Inc.	177,300	3,197
* F5 Networks, Inc.	119,370	2,501
* j2 Global Communications, Inc.	196,280	4,296
* Mellanox Technologies, Ltd.	304,151	2,533
* Microsemi Corp.	151,980	1,763
* Netlogic Microsystems, Inc.	137,213	3,771
* NetScout Systems, Inc.	83,750	600
* Omniture, Inc.	193,185	2,548
* Rubicon Technology, Inc.	237,820	1,263
* Switch and Data Facilities Co., Inc.	458,063	4,017
* Synchronoss Technologies, Inc.	308,716	3,785
* VanceInfo Technologies, Inc., ADR	580,578	2,903
* VistaPrint, Ltd.	176,976	4,865

Total		60,167

Materials (2.8%)
* Calgon Carbon Corp.	168,700	2,391
* Intrepid Potash, Inc.	64,600	1,192
Silgan Holdings, Inc.	69,819	3,668

Total		7,251

Other Holdings (3.1%)
iShares Nasdaq Biotechnology Index Fund	72,920	4,838
SPDR KBW Regional Banking ETF	38,300	736
SPDR Metals & Mining ETF	101,739	2,558

Total		8,132

Utilities (1.5%)
ITC Holdings Corp.	87,110	3,800

Total		3,800

Total Common Stocks (Cost: $262,925)		233,823

Short-Term Investments (9.2%)
Federal Government & Agencies (1.0%)
(b) Federal Home Loan Bank Disc Corp., 0.31%, 6/3/09	2,500,000	2,498

Total		2,498

Finance Lessors (1.9%)
(k) Bryant Park Funding LLC, 0.40%, 4/17/09	5,000,000	4,999

Total		4,999

Finance Services (1.9%)
Gemini Securit Corp. LLC, 0.50%, 4/22/09	5,000,000	4,999

Total		4,999

Oil and Gas (4.4%)
Devon Energy Corp., 0.55%, 4/1/09	6,600,000	6,600
Sempra Global, 1.00%, 4/3/09	5,000,000	5,000

Total		11,600

Total Short-Term Investments (Cost: $24,096)		24,096

Total Investments (98.9%) (Cost: $287,021)(a)		257,919

Other Assets, Less Liabilities (1.1%)		2,853

Net Assets (100.0%)		260,772

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $287,021 and the net unrealized depreciation of investments based on that cost was $29,102 which is comprised of $11,512 aggregate gross unrealized appreciation and $40,614 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Mini Index Future (Long)	164	6/09	$194
(Total Notional Value at March 31, 2009, $6,715)

(i)	Written options outstanding on March 31, 2009

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call - Netlogic Microsystems	$30.00	4/09	1,370	$(48)

(Premiums Received $-68)				$(48)

(j)	Swap agreements outstanding on March 31, 2009

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
JPMorgan Chase	Russell 2000 Growth Biotechnology Industry Index	3-Month USD LIBOR BBA - 120 BPS	Russell 2000 Growth Biotechnology Industry Index	12/09	6,108	$1,016

(k)	Securities with an aggregate market value of $4,999 (in thousands) have been pledged as collateral for swap contracts outstanding on March 31, 2009.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$233,823	$146
Level 2 - Other significant observable inputs	24,096	1,016
Level 3 - Significant unobservable inputs	—	—

Total	257,919	1,162

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Index 600 Stock Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Common Stocks (83.7%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (11.6%)
Aaron Rents, Inc.	2,776	74
* American Public Education, Inc.	827	35
Arbitron, Inc.	1,368	21
Arctic Cat, Inc.	618	2
* Audiovox Corp. - Class A	958	3
Big 5 Sporting Goods Corp.	1,113	7
* Blue Nile, Inc.	750	23
Brown Shoe Co., Inc.	2,190	8
Brunswick Corp.	4,562	16
The Buckle, Inc.	1,217	39
* Buffalo Wild Wings, Inc.	925	34
* Cabela’s, Inc.	2,043	19
* California Pizza Kitchen, Inc.	1,247	16
* Capella Education Co.	733	39
* Carter’s, Inc.	2,916	55
The Cato Corp. - Class A	1,520	28
* CEC Entertainment, Inc.	1,176	30
* Charlotte Russe Holding, Inc.	1,087	9
* The Children’s Place Retail Stores, Inc.	1,246	27
Christopher & Banks Corp.	1,837	8
CKE Restaurants, Inc.	2,827	24
* Coinstar, Inc.	1,539	50
Cracker Barrel Old Country Store, Inc.	1,159	33
* Crocs, Inc.	4,294	5
* Deckers Outdoor Corp.	677	36
* DineEquity, Inc.	793	9
* The Dress Barn, Inc.	2,329	29
* Drew Industries, Inc.	1,002	9
* The E.W. Scripps Co. - Class A	1,504	2
Ethan Allen Interiors, Inc.	1,488	17
The Finish Line, Inc. - Class A	2,837	19
* Fossil, Inc.	2,307	36
Fred’s, Inc. - Class A	2,068	23
* Genesco, Inc.	996	19
Group 1 Automotive, Inc.	1,241	17
* The Gymboree Corp.	1,502	32
* Haverty Furniture Cos., Inc.	960	10
* Helen of Troy, Ltd.	1,560	21
* Hibbett Sports, Inc.	1,476	28
Hillenbrand, Inc.	3,199	51
* Hot Topic, Inc.	2,267	25
* HSN, Inc.	2,036	10
* Iconix Brand Group, Inc.	3,004	27
* Interval Leisure Group, Inc.	2,036	11
* Jack in the Box, Inc.	2,943	69
* JAKKS Pacific, Inc.	1,445	18
* Jo-Ann Stores, Inc.	1,338	22
* Jos. A. Bank Clothiers, Inc.	944	26
K-Swiss, Inc. - Class A	1,389	12
Landry’s Restaurants, Inc.	643	3
La-Z-Boy, Inc.	2,663	3
Lithia Motors, Inc. - Class A	859	2
* Live Nation, Inc.	4,051	11
* Liz Claiborne, Inc.	4,922	12
M/I Homes, Inc.	726	5
* Maidenform Brands, Inc.	970	9
The Marcus Corp.	1,092	9
* MarineMax, Inc.	923	2
The Men’s Wearhouse, Inc.	2,678	41
* Meritage Homes Corp.	1,597	18
* Midas, Inc.	725	6
* Monarch Casino & Resort, Inc.	592	3
Movado Group, Inc.	934	7
* Multimedia Games, Inc.	1,199	3
National Presto Industries, Inc.	248	15
* Nautilus, Inc.	1,120	1
NutriSystem, Inc.	1,584	23
O’Charley’s, Inc.	1,103	3
* OfficeMax, Inc.	3,947	12
Oxford Industries, Inc.	705	4
* P.F. Chang’s China Bistro, Inc.	1,248	29
* Papa John’s International, Inc.	1,109	25
* Peet’s Coffee & Tea, Inc.	634	14
The Pep Boys - Manny, Moe & Jack	2,212	10
* Perry Ellis International, Inc.	590	2
* PetMed Express, Inc.	1,207	20
* Pinnacle Entertainment, Inc.	3,104	22
Polaris Industries, Inc.	1,681	36
Pool Corp.	2,498	34
* Pre-Paid Legal Services, Inc.	376	11
* Quiksilver, Inc.	6,566	8
* RC2 Corp.	892	5
* Red Robin Gourmet Burgers, Inc.	801	14
* Ruby Tuesday, Inc.	2,734	8
* Russ Berrie and Co., Inc.	837	1
* Ruth’s Hospitality Group, Inc.	970	1
* Shuffle Master, Inc.	2,776	8
* Skechers U.S.A., Inc. - Class A	1,718	11
Skyline Corp.	352	7
Sonic Automotive, Inc. - Class A	1,406	2
* Sonic Corp.	3,133	31
Spartan Motors, Inc.	1,691	7
Stage Stores, Inc.	1,966	20
* Stamps.com, Inc.	736	7
Standard Motor Products, Inc.	595	2
* Standard Pacific Corp.	4,796	4
* The Steak n Shake Co.	1,485	11
* Stein Mart, Inc.	1,315	4
* Sturm, Ruger & Co., Inc.	985	12
Superior Industries International, Inc.	1,200	14
* Texas Roadhouse, Inc. - Class A	2,624	25
* Ticketmaster Entertainment, Inc.	2,072	8
* Tractor Supply Co.	1,639	59
* True Religion Apparel, Inc.	949	11
* Tuesday Morning Corp.	1,604	2
* Tween Brands, Inc.	1,282	3
UniFirst Corp.	740	21
* Universal Electronics, Inc.	723	13
* Universal Technical Institute, Inc.	1,117	13
* Volcom, Inc.	820	8
Winnebago Industries, Inc.	1,504	8
* WMS Industries, Inc.	2,552	53
Wolverine World Wide, Inc.	2,562	40
* Zale Corp.	1,650	3
* Zumiez, Inc.	1,041	10

Total		2,032

Consumer Staples (3.3%)
* Alliance One International, Inc.	4,603	18
The Andersons, Inc.	942	13
* The Boston Beer Co., Inc. - Class A	524	11
Cal-Maine Foods, Inc.	652	15
Casey’s General Stores, Inc.	2,630	70
* Central Garden & Pet Co. - Class A	3,661	27
* Chattem, Inc.	1,008	56
* Darling International, Inc.	4,231	16
Diamond Foods, Inc.	847	24
* The Great Atlantic & Pacific Tea Co., Inc.	1,564	8
* Green Mountain Coffee Roasters, Inc.	921	44
* The Hain Celestial Group, Inc.	2,094	30
J & J Snack Foods Corp.	721	25

Lance, Inc.	1,632	34
Mannatech, Inc.	808	3
Nash Finch Co.	662	18
Sanderson Farms, Inc.	904	34
Spartan Stores, Inc.	1,149	18
* TreeHouse Foods, Inc.	1,632	47
* United Natural Foods, Inc.	2,222	42
WD-40 Co.	854	21

Total		574

Energy (3.2%)
* Atwood Oceanics, Inc.	2,889	48
* Basic Energy Services, Inc.	1,165	8
Bristow Group, Inc.	1,506	32
CARBO Ceramics, Inc.	1,016	29
* Dril-Quip, Inc.	1,555	48
Gulf Island Fabrication, Inc.	740	6
Holly Corp.	2,124	45
* Hornbeck Offshore Services, Inc.	1,202	18
* ION Geophysical Corp.	4,644	7
Lufkin Industries, Inc.	769	29
* Matrix Service Co.	1,288	11
* NATCO Group, Inc. - Class A	1,031	20
* Oil States International, Inc.	2,561	34
Penn Virginia Corp.	2,166	24
* Petroleum Development Corp.	769	9
* PetroQuest Energy, Inc.	2,244	5
* Pioneer Drilling Co.	2,587	8
* SEACOR Holdings, Inc.	1,036	60
St. Mary Land & Exploration Co.	3,224	43
* Stone Energy Corp.	1,804	6
* Superior Well Services, Inc.	854	4
* Swift Energy Co.	1,600	12
* TETRA Technologies, Inc.	3,894	13
World Fuel Services Corp.	1,518	48

Total		567

Financials (15.0%)
Acadia Realty Trust	1,754	19
American Physicians Capital, Inc.	392	16
* Amerisafe, Inc.	976	15
Bank Mutual Corp.	2,467	22
BioMed Realty Trust, Inc.	4,197	28
Boston Private Financial Holdings, Inc.	3,298	12
Brookline Bancorp, Inc.	3,020	29
Cascade Bancorp	1,408	2
Cash America International, Inc.	1,528	24
Cedar Shopping Centers, Inc.	2,302	4
Central Pacific Financial Corp.	1,487	8
Colonial Properties Trust	2,515	10
Columbia Banking System, Inc.	940	6
Community Bank System, Inc.	1,688	28
Delphi Financial Group, Inc. - Class A	2,138	29
* DiamondRock Hospitality Co.	4,659	19
Dime Community Bancshares	1,362	13
East West Bancorp, Inc.	3,298	15
EastGroup Properties, Inc.	1,297	36
* eHealth, Inc.	1,297	21
Entertainment Properties Trust	1,797	28
Extra Space Storage, Inc.	4,439	24
Financial Federal Corp.	1,337	28
First BanCorp.	3,926	17
* First Cash Financial Services, Inc.	1,331	20
First Commonwealth Financial Corp.	3,873	34
First Financial Bancorp.	1,648	16
First Financial Bankshares, Inc.	1,076	52
First Midwest Bancorp, Inc.	2,516	22
* Flagstar Bancorp, Inc.	2,934	2
* Forestar Group, Inc.	1,855	14
Franklin Street Properties Corp.	3,063	38
* Frontier Financial Corp.	2,437	3
Glacier Bancorp, Inc.	3,182	50
Greenhill & Co., Inc.	953	70
* Guaranty Financial Group, Inc.	5,635	6
Hancock Holding Co.	1,234	39
* Hanmi Financial Corp.	1,924	3
Home BancShares, Inc.	689	14
Home Properties, Inc.	1,700	52
Independent Bank Corp.	1,032	2
Independent Bank Corp./Rockland Trust Co.	842	12
Infinity Property & Casualty Corp.	728	25
Inland Real Estate Corp.	3,002	21
* Investment Technology Group, Inc.	2,242	57
* Irwin Financial Corp.	984	2
Kilroy Realty Corp.	1,710	29
Kite Realty Group Trust	1,760	4
* LaBranche & Co., Inc.	2,716	10
LaSalle Hotel Properties	2,123	12
Lexington Realty Trust	4,062	10
LTC Properties, Inc.	1,197	21
Medical Properties Trust, Inc.	3,950	14
Mid-America Apartment Communities, Inc.	1,460	45
Nara Bancorp, Inc.	1,155	3
National Financial Partners Corp.	2,063	7
National Penn Bancshares, Inc.	4,249	35
National Retail Properties, Inc.	4,088	65
* The Navigators Group, Inc.	689	33
NBT Bancorp, Inc.	1,707	37
Old National Bancorp	3,431	38
optionsXpress Holdings, Inc.	2,152	24
Parkway Properties, Inc.	795	8
Pennsylvania Real Estate Investment Trust	2,039	7
* Piper Jaffray Cos., Inc.	811	21
* Portfolio Recovery Associates, Inc.	793	21
Post Properties, Inc.	2,286	23
Presidential Life Corp.	1,117	9
PrivateBancorp, Inc.	1,424	21
* ProAssurance Corp.	1,725	80
Prosperity Bancshares, Inc.	2,122	58
Provident Bankshares Corp.	1,734	12
PS Business Parks, Inc.	773	28
* Rewards Network, Inc.	1,406	5
RLI Corp.	923	46
S&T Bancorp, Inc.	1,215	26
Safety Insurance Group, Inc.	844	26
Selective Insurance Group, Inc.	2,727	33
Senior Housing Properties Trust	6,229	87
* Signature Bank	1,824	52
The South Financial Group, Inc.	4,386	5
Sovran Self Storage, Inc.	1,138	23
Sterling Bancorp	933	9
Sterling Bancshares, Inc.	3,788	25
Sterling Financial Corp.	2,711	6
Stewart Information Services Corp.	939	18
* Stifel Financial Corp.	1,399	61
Susquehanna Bancshares, Inc.	4,456	42
SWS Group, Inc.	1,420	22
Tanger Factory Outlet Centers, Inc.	1,638	51
Tompkins Financial Corp.	345	15
Tower Group, Inc.	1,807	45
* TradeStation Group, Inc.	1,652	11
TrustCo Bank Corp. NY	3,925	24
UCBH Holdings, Inc.	6,068	9
UMB Financial Corp.	1,525	65
Umpqua Holdings Corp.	3,114	28
United Bankshares, Inc.	1,954	34
United Community Banks, Inc.	2,128	9
United Fire & Casualty Co.	1,157	25

Urstadt Biddle Properties, Inc.	1,108	15
Whitney Holding Corp.	3,312	38
Wilshire Bancorp, Inc.	1,000	5
Wintrust Financial Corp.	1,235	15
* World Acceptance Corp.	836	14
Zenith National Insurance Corp.	1,931	47

Total		2,618

Health Care (10.1%)
* Abaxis, Inc.	1,133	20
* Air Methods Corp.	553	9
* Almost Family, Inc.	330	6
* Amedisys, Inc.	1,410	39
* American Medical Systems Holdings, Inc.	3,813	42
* AMERIGROUP Corp.	2,748	76
* AMN Healthcare Services, Inc.	1,685	9
* AmSurg Corp.	1,629	26
Analogic Corp.	662	21
* ArQule, Inc.	1,476	6
* Bio-Reference Laboratories, Inc.	599	13
* Cambrex Corp.	1,511	3
* Catalyst Health Solutions, Inc.	1,990	39
* Centene Corp.	2,225	40
Chemed Corp.	1,166	45
Computer Programs and Systems, Inc.	485	16
* CONMED Corp.	1,502	22
The Cooper Cos., Inc.	2,335	62
* CorVel Corp.	395	8
* Cross Country Healthcare, Inc.	1,592	10
* CryoLife, Inc.	1,457	8
* Cubist Pharmaceuticals, Inc.	2,977	49
* Cyberonics, Inc.	1,202	16
* Dionex Corp.	917	43
* Eclipsys Corp.	2,905	29
* Enzo Biochem, Inc.	1,683	7
* eResearchTechnology, Inc.	2,255	12
* Gentiva Health Services, Inc.	1,491	23
* Greatbatch, Inc.	1,192	23
* Haemonetics Corp.	1,316	72
* Healthspring, Inc.	2,527	21
* Healthways, Inc.	1,741	15
* HMS Holdings Corp.	1,320	43
* ICU Medical, Inc.	671	22
* Integra LifeSciences Holdings	1,034	26
Invacare Corp.	1,663	27
* inVentiv Health, Inc.	1,726	14
* Kendle International, Inc.	691	14
* Kensey Nash Corp.	596	13
Landauer, Inc.	482	24
LCA-Vision, Inc.	960	3
* LHC Group, Inc.	763	17
* Magellan Health Services, Inc.	1,895	69
* Martek Biosciences Corp.	1,715	31
* MedCath Corp.	1,015	7
* MEDNAX, Inc.	2,364	70
Meridian Bioscience, Inc.	2,090	38
* Merit Medical Systems, Inc.	1,454	18
* Molina Healthcare, Inc.	724	14
* MWI Veterinary Supply, Inc.	627	18
* Natus Medical, Inc.	1,448	12
* Neogen Corp.	762	17
* Noven Pharmaceuticals, Inc.	1,288	12
* Odyssey HealthCare, Inc.	1,697	16
* Omnicell, Inc.	1,622	13
* Osteotech, Inc.	927	3
* Palomar Medical Technologies, Inc.	956	7
* Par Pharmaceutical Cos., Inc.	1,802	17
* PAREXEL International Corp.	2,981	29
* PharMerica Corp.	1,577	26
* Phase Forward, Inc.	2,219	28
* PSS World Medical, Inc.	3,132	45
* Regeneron Pharmaceuticals, Inc.	3,269	45
* RehabCare Group, Inc.	952	17
* Res-Care, Inc.	1,325	19
* Salix Pharmaceuticals, Ltd.	2,487	24
* Savient Pharmaceuticals, Inc.	2,464	12
* SurModics, Inc.	757	14
* Symmetry Medical, Inc.	1,854	12
* Theragenics Corp.	1,653	2
* ViroPharma, Inc.	4,005	21
West Pharmaceutical Services, Inc.	1,694	56
* Zoll Medical Corp.	1,091	16

Total		1,761

Industrials (13.8%)
A.O. Smith Corp.	1,172	29
* AAR Corp.	2,001	25
ABM Industries, Inc.	2,304	38
Actuant Corp.	2,918	30
Acuity Brands, Inc.	2,091	47
Administaff, Inc.	1,132	24
* Aerovironment, Inc.	808	17
Albany International Corp. - Class A	1,381	12
American Science and Engineering, Inc.	471	26
Apogee Enterprises, Inc.	1,440	16
Applied Industrial Technologies, Inc.	1,878	32
Applied Signal Technology, Inc.	672	14
Arkansas Best Corp.	1,309	25
* Astec Industries, Inc.	1,025	27
* ATC Technology Corp.	1,017	11
* Axsys Technologies, Inc.	479	20
* AZZ, Inc.	652	17
Baldor Electric Co.	2,393	35
Barnes Group, Inc.	2,165	23
Belden, Inc.	2,409	30
Bowne & Co., Inc.	1,412	5
Brady Corp. - Class A	2,653	47
Briggs & Stratton Corp.	2,577	43
* C&D Technologies, Inc.	1,358	2
Cascade Corp.	438	8
CDI Corp.	665	6
* Ceradyne, Inc.	1,337	24
CIRCOR International, Inc.	875	20
CLARCOR, Inc.	2,632	66
* Consolidated Graphics, Inc.	577	7
Cubic Corp.	802	20
Curtiss-Wright Corp.	2,339	66
* EMCOR Group, Inc.	3,396	58
* EnPro Industries, Inc.	1,049	18
* ESCO Technologies, Inc.	1,354	52
* Esterline Technologies Corp.	1,536	31
Forward Air Corp.	1,497	24
G & K Services, Inc. - Class A	957	18
* Gardner Denver, Inc.	2,681	58
* GenCorp, Inc.	2,568	5
* The GEO Group, Inc.	2,645	35
Gibraltar Industries, Inc.	1,395	7
* Griffon Corp.	2,515	19
Healthcare Services Group, Inc.	2,225	33
Heartland Express, Inc.	2,773	41
Heidrick & Struggles International, Inc.	847	15
* Hub Group, Inc. - Class A	1,957	33
* II-VI, Inc.	1,252	21
* Insituform Technologies, Inc. - Class A	1,991	31
Interface, Inc. - Class A	2,908	9
John Bean Technologies Corp.	1,425	15
Kaman Corp.	1,318	17
Kaydon Corp.	1,740	48
* Kirby Corp.	2,782	74
Knight Transportation, Inc.	2,934	44
Lawson Products, Inc.	216	3
Lindsay Corp.	636	17
* Lydall, Inc.	862	3
* Magnetek, Inc.	1,607	3
* Mobile Mini, Inc.	1,834	21
* Moog, Inc. - Class A	2,201	50
Mueller Industries, Inc.	1,922	42
* NCI Building Systems, Inc.	1,019	2

* Old Dominion Freight Line, Inc.	1,428	34
* On Assignment, Inc.	1,847	5
* Orbital Sciences Corp.	2,958	35
Quanex Building Products Corp.	1,949	15
Regal-Beloit Corp.	1,629	50
Robbins & Myers, Inc.	1,696	26
* School Specialty, Inc.	826	15
Simpson Manufacturing Co., Inc.	1,938	35
SkyWest, Inc.	2,946	37
* Spherion Corp.	2,716	6
The Standard Register Co.	655	3
Standex International Corp.	639	6
* Stanley, Inc.	694	18
* Sykes Enterprises, Inc.	1,729	29
* Teledyne Technologies, Inc.	1,864	50
* Tetra Tech, Inc.	3,114	63
The Toro Co.	1,852	45
Tredegar Corp.	1,000	16
Triumph Group, Inc.	858	33
* TrueBlue, Inc.	2,240	18
* United Stationers, Inc.	1,227	34
Universal Forest Products, Inc.	871	23
Valmont Industries, Inc.	909	46
Viad Corp.	1,049	15
Vicor Corp.	1,013	5
* Volt Information Sciences, Inc.	625	4
* Wabash National Corp.	1,539	2
Watsco, Inc.	1,467	50
Watts Water Technologies, Inc. - Class A	1,519	30

Total		2,407

Information Technology (14.1%)
* Actel Corp.	1,333	14
* Adaptec, Inc.	6,302	15
* Advanced Energy Industries, Inc.	1,690	13
Agilysys, Inc.	1,173	5
* Anixter International, Inc.	1,545	49
* Arris Group, Inc.	6,368	47
* ATMI, Inc.	1,622	25
* Avid Technology, Inc.	1,574	14
* Bankrate, Inc.	720	18
Bel Fuse, Inc. - Class B	593	8
* Benchmark Electronics, Inc.	3,375	38
Black Box Corp.	907	21
Blackbaud, Inc.	2,266	26
* Blue Coat Systems, Inc.	2,020	24
* Brightpoint, Inc.	2,666	11
* Brooks Automation, Inc.	3,295	15
* Cabot Microelectronics Corp.	1,211	29
* CACI International, Inc. - Class A	1,549	57
* Catapult Communications Corp.	401	3
* Checkpoint Systems, Inc.	2,008	18
* CIBER, Inc.	3,126	9
Cognex Corp.	2,052	27
Cohu, Inc.	1,208	9
* Commvault Systems, Inc.	2,146	24
* comScore, Inc.	948	11
* Comtech Telecommunications Corp.	1,455	36
* Concur Technologies, Inc.	2,181	42
* CSG Systems International, Inc.	1,818	26
CTS Corp.	1,746	6
* CyberSource Corp.	3,569	53
* Cymer, Inc.	1,535	34
* Cypress Semiconductor Corp.	7,139	48
Daktronics, Inc.	1,767	12
* DealerTrack Holdings, Inc.	2,061	27
* Digi International, Inc.	1,296	10
* Diodes, Inc.	1,692	18
* DSP Group, Inc.	1,389	6
* Ebix, Inc.	460	11
* Electro Scientific Industries, Inc.	1,402	8
* EMS Technologies, Inc.	786	14
* Epicor Software Corp.	3,100	12
* EPIQ Systems, Inc.	1,846	33
* Exar Corp.	2,221	14
* FARO Technologies, Inc.	866	12
* FEI Co.	1,930	30
* Forrester Research, Inc.	791	16
* Gerber Scientific, Inc.	1,248	3
Gevity HR, Inc.	1,277	5
* Harmonic, Inc.	4,934	32
Heartland Payment Systems, Inc.	1,267	8
* Hittite Microwave Corp.	978	31
* Hutchinson Technology, Inc.	1,198	3
* Informatica Corp.	4,510	60
* InfoSpace, Inc.	1,807	9
* Insight Enterprises, Inc.	2,359	7
* Integral Systems, Inc.	893	8
* Intermec, Inc.	2,507	26
* Intevac, Inc.	1,134	6
* j2 Global Communications, Inc.	2,274	50
* JDA Software Group, Inc.	1,415	16
Keithley Insturments, Inc.	686	2
* The Knot, Inc.	1,487	12
* Kopin Corp.	3,532	8
* Kulicke and Soffa Industries, Inc.	3,159	8
* Littelfuse, Inc.	1,124	12
* LoJack Corp.	898	4
* Manhattan Associates, Inc.	1,219	21
MAXIMUS, Inc.	900	36
* Mercury Computer Systems, Inc.	1,174	7
Methode Electronics, Inc.	1,958	7
Micrel, Inc.	2,368	17
* MICROS Systems, Inc.	4,159	78
* Microsemi Corp.	4,196	49
* MKS Instruments, Inc.	2,563	38
MTS Systems Corp.	872	20
* NETGEAR, Inc.	1,779	21
* Network Equipment Technologies, Inc.	1,512	5
* Neutral Tandem, Inc.	918	23
* Newport Corp.	1,863	8
* Novatel Wireless, Inc.	1,569	9
Park Electrochemical Corp.	1,059	18
* PC-Tel, Inc.	944	4
* Perficient, Inc.	1,658	9
* Pericom Semiconductor Corp.	1,306	10
* Phoenix Technologies, Ltd.	1,504	2
* Plexus Corp.	2,037	28
* Progress Software Corp.	2,065	36
Quality Systems, Inc.	939	42
* Radiant Systems, Inc.	1,427	6
* RadiSys Corp.	1,205	7
* Rogers Corp.	809	15
* Rudolph Technologies, Inc.	1,590	5
* ScanSource, Inc.	1,366	25
* Skyworks Solutions, Inc.	8,562	69
* Smith Micro Software, Inc.	1,446	8
* Sonic Solutions	1,320	2
* SPSS, Inc.	942	27
* Standard Microsystems Corp.	1,133	21
* StarTek, Inc.	598	2
* Stratasys, Inc.	1,046	9
* Supertex, Inc.	666	15
* Symmetricom, Inc.	2,276	8
* Synaptics, Inc.	1,761	47
* SYNNEX Corp.	982	19
* Take-Two Interactive Software, Inc.	4,019	34
* Taleo Corp. - Class A	1,584	19
Technitrol, Inc.	2,121	4
* Tekelec	3,428	45
* THQ, Inc.	3,470	11
* Tollgrade Communications, Inc.	684	4
* TriQuint Semiconductor, Inc.	7,624	19
* TTM Technologies, Inc.	2,215	13
* Tyler Technologies, Inc.	1,485	22
* Ultratech, Inc.	1,215	15
United Online, Inc.	4,250	19
* Varian Semiconductor Equipment Associates, Inc.	3,779	82
* Veeco Instruments, Inc.	1,665	11

* ViaSat, Inc.	1,411	29
* Websense, Inc.	2,328	28
* Wright Express Corp.	1,979	36

Total		2,472

Materials (3.1%)
A. Schulman, Inc.	1,346	18
A.M. Castle & Co.	855	8
AMCOL International Corp.	1,165	17
American Vanguard Corp.	1,045	13
Arch Chemicals, Inc.	1,288	24
Balchem Corp.	941	24
* Brush Engineered Materials, Inc.	1,040	14
* Buckeye Technologies, Inc.	2,000	4
* Calgon Carbon Corp.	2,797	40
* Century Aluminum Co.	2,854	6
* Clearwater Paper Corp.	585	5
Deltic Timber Corp.	545	21
Eagle Materials, Inc.	2,254	55
H.B. Fuller Co.	2,514	33
* Headwaters, Inc.	2,190	7
Myers Industries, Inc.	1,458	9
Neenah Paper, Inc.	755	3
NewMarket Corp.	637	28
Olympic Steel, Inc.	466	7
* OM Group, Inc.	1,577	30
Penford Corp.	564	2
* PolyOne Corp.	4,778	11
Quaker Chemical Corp.	565	5
Rock-Tenn Co. - Class A	1,978	54
* RTI International Metals, Inc.	1,195	14
Schweitzer-Mauduit International, Inc.	794	15
Stepan Co.	374	10
Texas Industries, Inc.	1,431	36
Wausau Paper Corp.	2,525	13
Zep, Inc.	1,086	11

Total		537

Other Holdings (4.6%)
iShares S&P SmallCap 600 Index Fund	21,838	797

Total		797

Telecommunication Services (0.2%)
FairPoint Communications, Inc.	4,605	4
* General Communication, Inc. - Class A	2,288	15
Iowa Telecommunications Services, Inc.	1,655	19

Total		38

Utilities (4.7%)
ALLETE, Inc.	1,418	38
American States Water Co.	895	32
Atmos Energy Corp.	4,741	110
Avista Corp.	2,827	39
Central Vermont Public Service Corp.	594	10
CH Energy Group, Inc.	817	38
Cleco Corp.	3,116	68
* El Paso Electric Co.	2,322	33
The Laclede Group, Inc.	1,145	45
New Jersey Resources Corp.	2,190	74
Northwest Natural Gas Co.	1,371	60
Piedmont Natural Gas Co., Inc.	3,802	98
South Jersey Industries, Inc.	1,539	54
Southwest Gas Corp.	2,299	48
UIL Holdings Corp.	1,308	29
Unisource Energy Corp.	1,842	52

Total		828

Total Common Stocks (Cost: $25,407)		14,631

Short-Term Investments (12.0%)
Finance Lessors (4.6%)
Bryant Park Funding LLC, 0.35%, 4/13/09	800,000	800

Total		800

Finance Services (5.7%)
Ciesco LLC, 0.62%, 4/1/09	1,000,000	1,000

Total		1,000

Oil and Gas (1.7%)
Devon Energy Corp., 0.55%, 4/1/09	300,000	300

Total		300

Total Short-Term Investments (Cost: $2,100)		2,100

Total Investments (95.7%) (Cost: $27,507)(a)		16,731

Other Assets, Less Liabilities (4.3%)		757

Net Assets (100.0%)		17,488

*	Non-Income Producing

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $27,507 and the net unrealized depreciation of investments based on that cost was $10,776 which is comprised of $165 aggregate gross unrealized appreciation and $10,941 aggregate gross unrealized depreciation.

(j)	Swap agreements outstanding on March 31, 2009

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
JPMorgan Chase Bank	S&P SmallCap 600 Index	1-Month USD LIBOR - 30 Basis Points	S&P SmallCap 600 Index Total Return	5/09	2,812	$46

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$14,631	$—
Level 2 - Other significant observable inputs	2,100	46
Level 3 - Significant unobservable inputs	—	—

Total	16,731	46

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Small Cap Value Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (12.4%)
Aaron Rents, Inc.	211,200	5,630
Aaron Rents, Inc. - Class A	4,725	110
* Ascent Media Corp. - Class A	39,700	992
* Corinthian Colleges, Inc.	111,200	2,163
CSS Industries, Inc.	63,600	1,081
* Culp, Inc.	59,000	182
* Drew Industries, Inc.	113,100	982
Fred’s, Inc. - Class A	112,500	1,269
* Haverty Furniture Cos., Inc.	140,300	1,477
M/I Homes, Inc.	66,900	468
* MarineMax, Inc.	94,900	186
Matthews International Corp. - Class A	103,800	2,990
The Men’s Wearhouse, Inc.	97,600	1,478
* Meritage Homes Corp.	111,000	1,268
Orient-Express Hotels, Ltd. - Class A	156,500	642
Pool Corp.	98,425	1,319
* Saga Communications, Inc. - Class A	32,000	120
Stanley Furniture Co., Inc.	81,700	614
* The Steak n Shake Co.	91,500	693
* Stein Mart, Inc.	214,300	619
Winnebago Industries, Inc.	152,000	807

Total		25,090

Consumer Staples (2.2%)
* Alliance One International, Inc.	282,400	1,084
Casey’s General Stores, Inc.	68,400	1,824
Nash Finch Co.	53,700	1,509

Total		4,417

Energy (3.6%)
* Atwood Oceanics, Inc.	43,000	713
CARBO Ceramics, Inc.	38,700	1,101
* Forest Oil Corp.	68,450	900
* GeoMet, Inc.	77,700	45
* Hercules Offshore, Inc.	89,789	142
* Mariner Energy, Inc.	84,193	653
Penn Virginia Corp.	132,100	1,450
* TETRA Technologies, Inc.	192,100	624
* Union Drilling, Inc.	38,600	147
* Whiting Petroleum Corp.	60,900	1,574

Total		7,349

Financials (18.0%)
Ares Capital Corp.	218,500	1,058
Cedar Shopping Centers, Inc.	148,000	258
Compass Diversified Holdings	101,900	909
East West Bancorp, Inc.	164,742	753
Employers Holdings, Inc.	55,500	529
First Potomac Realty Trust	115,300	847
Glacier Bancorp, Inc.	126,700	1,990
Hatteras Financial Corp.	74,300	1,857
Hercules Technology Growth Capital, Inc.	157,974	790
Home BancShares, Inc.	85,800	1,713
JMP Group, Inc.	86,400	416
Kilroy Realty Corp.	84,900	1,459
Kohlberg Capital Corp.	158,050	484
LaSalle Hotel Properties	90,300	527
* Markel Corp.	5,700	1,618
Max Capital Group, Ltd.	114,400	1,972
National Interstate Corp.	88,100	1,490
Parkway Properties, Inc.	50,200	517
* Piper Jaffray Cos., Inc.	34,300	885
Potlatch Corp.	78,900	1,830
* ProAssurance Corp.	103,800	4,839
Prospect Capital Corp.	44,100	376
Redwood Trust, Inc.	92,900	1,426
* Signature Bank	48,000	1,355
* Stifel Financial Corp.	57,200	2,477
* Strategic Hotels & Resorts, Inc.	129,000	89
* SVB Financial Group	94,300	1,887
Washington Real Estate Investment Trust	70,800	1,225
Wintrust Financial Corp.	72,700	894

Total		36,470

Health Care (7.6%)
Analogic Corp.	30,600	980
* AngioDynamics, Inc.	65,900	741
* Exelixis, Inc.	147,300	678
Landauer, Inc.	31,600	1,602
* Myriad Genetics, Inc.	30,800	1,400
National Healthcare Corp.	54,800	2,200
Owens & Minor, Inc.	126,300	4,184
* Triple-S Management Corp. - Class B	41,500	511
* Universal American Financial Corp.	60,500	512
West Pharmaceutical Services, Inc.	76,500	2,510

Total		15,318

Industrials (25.6%)
Accuride Corp.	124,000	25
* Alaska Air Group, Inc.	86,700	1,523
Ameron International Corp.	39,000	2,054
* Astec Industries, Inc.	41,800	1,097
* Beacon Roofing Supply, Inc.	262,500	3,515
Belden, Inc.	91,000	1,138
* C&D Technologies, Inc.	93,000	172
Cascade Corp.	43,200	762
CIRCOR International, Inc.	53,500	1,205
Comfort Systems USA, Inc.	93,400	969
* Dollar Thrifty Automotive Group, Inc.	87,400	101
Franklin Electric Co., Inc.	23,500	520
* FTI Consulting, Inc.	79,500	3,934
G & K Services, Inc. - Class A	76,000	1,437
* Genesee & Wyoming, Inc. - Class A	115,900	2,463
Gibraltar Industries, Inc.	121,400	573
IDEX Corp.	111,400	2,436
* Insituform Technologies, Inc. - Class A	136,700	2,138
Kaman Corp.	61,800	775
* Kirby Corp.	113,200	3,016
* Kratos Defense & Security Solutions, Inc.	343,000	268
Landstar System, Inc.	155,700	5,211
McGrath Rentcorp	138,600	2,184
* MPS Group, Inc.	280,700	1,670
* Navigant Consulting, Inc.	159,400	2,083
Nordson Corp.	79,600	2,263
* Sterling Construction Co., Inc.	53,600	956
Universal Forest Products, Inc.	63,200	1,682
UTI Worldwide, Inc.	145,820	1,743
* Waste Connections, Inc.	93,900	2,413
Woodward Governor Co.	144,300	1,613

Total		51,939

Information Technology (11.7%)
* Advanced Energy Industries, Inc.	136,500	1,028
* ATMI, Inc.	64,400	994
* Brooks Automation, Inc.	162,387	749
* Cabot Microelectronics Corp.	30,700	738
Electro Rent Corp.	149,600	1,442
* Exar Corp.	128,100	799
* Formfactor, Inc.	84,800	1,528
* GSI Group, Inc.	215,500	205
* Ixia	172,000	889
* Littelfuse, Inc.	65,600	721
Methode Electronics, Inc.	53,000	190
* Microsemi Corp.	105,700	1,226
* Newport Corp.	92,200	407
* Palm, Inc.	231,500	1,996
* Progress Software Corp.	117,000	2,031
* Sonus Networks, Inc.	454,500	714
* SPSS, Inc.	85,325	2,426
* StarTek, Inc.	123,000	381

* Symyx Technologies, Inc.	111,500	496
* SYNNEX Corp.	79,500	1,564
* TNS, Inc.	900	7
* Websense, Inc.	107,600	1,291
* Wind River Systems, Inc.	274,700	1,758
* Xyratex, Ltd.	96,100	211

Total		23,791

Materials (8.8%)
Airgas, Inc.	82,000	2,772
AMCOL International Corp.	47,200	700
American Vanguard Corp.	118,300	1,526
AptarGroup, Inc.	117,100	3,647
Arch Chemicals, Inc.	84,300	1,598
Carpenter Technology Corp.	75,300	1,063
* Clearwater Paper Corp.	42,100	338
Deltic Timber Corp.	51,500	2,030
Innospec, Inc.	123,000	464
Myers Industries, Inc.	179,600	1,103
Sims Metal Management, Ltd., ADR	145,640	1,736
Wausau Paper Corp.	165,800	872

Total		17,849

Other Holdings (1.7%)
Central Fund of Canada, Ltd. - Class A	109,100	1,301
First Opportunity Fund, Inc.	158,900	686
iShares Russell 2000 Value Index	38,900	1,535

Total		3,522

Telecommunication Services (0.9%)
* Premiere Global Services, Inc.	205,900	1,816

Total		1,816

Utilities (4.3%)
Black Hills Corp.	78,867	1,411
Cleco Corp.	108,800	2,360
* El Paso Electric Co.	105,400	1,485
The Empire District Electric Co.	60,700	877
Southwest Gas Corp.	72,000	1,517
Vectren Corp.	50,600	1,067

Total		8,717

Total Common Stocks (Cost: $277,175)		196,278

Preferred Stocks (0.3%)
Financials (0.3%)
East West Bancorp, Inc., 8.00%, 12/31/49	1,359	448

Total		448

Total Preferred Stocks (Cost: $1,348)		448

Short-Term Investments (3.1%)
Other Holdings (3.1%)
T. Rowe Price Reserve Investment Fund	6,369,149	6,369

Total		6,369

Total Short-Term Investments (Cost: $6,369)		6,369

Total Investments (100.2%) (Cost: $284,892)(a)		203,095

Other Assets, Less Liabilities (-0.2%)		(334)

Net Assets (100.0%)		202,761

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $284,892 and the net unrealized depreciation of investments based on that cost was $81,797 which is comprised of $14,305 aggregate gross unrealized appreciation and $96,102 aggregate gross unrealized depreciation.

(m)	Amount is less than one thousand.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$196,726	$—
Level 2 - Other significant observable inputs	6,369	—
Level 3 - Significant unobservable inputs	—	—

Total	203,095	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2009, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

International Growth Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Foreign Common Stocks (90.0%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (5.8%)
Benesse Corp.	Japan	2,800	103
Bridgestone Corp.	Japan	24,100	343
Canon Marketing Japan, Inc.	Japan	88,700	1,242
Compass Group PLC	United Kingdom	281,890	1,290
Daihatsu Motor Co., Ltd.	Japan	20,000	156
Fast Retailing Co., Ltd.	Japan	1,600	181
Hennes & Mauritz AB - B Shares	Sweden	31,277	1,176
Jupiter Telecommunications Co., Ltd.	Japan	137	91
Li & Fung, Ltd.	Hong Kong	160,000	377
LVMH Moet Hennessy Louis Vuitton SA	France	10,840	681
Next PLC	United Kingdom	27,775	528
Pearson PLC	United Kingdom	80,410	809
Rakuten, Inc.	Japan	271	129
Reed Elsevier PLC	United Kingdom	105,135	756
Sankyo Co., Ltd.	Japan	2,600	112
Stanley Electric Co., Ltd.	Japan	8,800	97
Vivendi	France	63,360	1,677
Yamada Denki Co., Ltd.	Japan	5,390	210

Total			9,958

Consumer Staples (15.4%)
British American Tobacco PLC	United Kingdom	102,894	2,381
Carrefour SA	France	15,095	590
Diageo PLC	United Kingdom	33,713	381
FamilyMart Co., Ltd.	Japan	9,500	288
Groupe DANONE	France	13,730	669
Huabao International Holdings, Ltd.	Hong Kong	1,155,000	951
Imperial Tobacco Group PLC	United Kingdom	55,789	1,254
ITC, Ltd.	India	119,486	436
Japan Tobacco, Inc.	Japan	225	595
Kao Corp.	Japan	37,000	717
Kerry Group PLC - Class A	Ireland	44,636	904
Kirin Holdings Co., Ltd.	Japan	10,000	105
Koninklijke Ahold NV	Netherlands	76,725	841
Lawson, Inc.	Japan	8,800	363
Nestle SA	Switzerland	187,520	6,339
Nisshin Seifun Group, Inc.	Japan	17,000	181
Nissin Foods Holdings Co., Ltd.	Japan	4,400	129
Pernod-Ricard SA	France	5,663	316
Reckitt Benckiser Group PLC	United Kingdom	39,360	1,479
SABMiller PLC	United Kingdom	54,175	806
Seven & I Holdings Co., Ltd.	Japan	33,500	731
Shoppers Drug Mart Corp.	Canada	27,297	938
Tesco PLC	United Kingdom	418,940	2,004
Toyo Suisan Kaisha, Ltd.	Japan	7,000	143
Unicharm Corp.	Japan	1,800	109
Unilever NV	Netherlands	71,385	1,409
Woolworths, Ltd.	Australia	77,720	1,352

Total			26,411

Energy (8.6%)
* Artumas Group, Inc.	Norway	134,855	25
BG Group PLC	United Kingdom	141,255	2,138
CNOOC, Ltd.	Hong Kong	894,000	889
* Dana Petroleum PLC	United Kingdom	18,395	293
Nexen, Inc.	Canada	81,835	1,388
Nippon Oil Corp.	Japan	84,000	413
Oil Search, Ltd.	Australia	424,195	1,552
Petrofac, Ltd.	United Kingdom	75,995	583
Petroleo Brasileiro SA, ADR	Brazil	38,695	1,179
Royal Dutch Shell PLC - Class A	United Kingdom	131,669	2,968
Saipem SPA	Italy	58,280	1,038
Seadrill, Ltd.	Norway	35,600	346
TonenGeneral Sekiyu K.K.	Japan	12,000	117
* Transocean, Ltd.	Switzerland	15,720	925
Tullow Oil PLC	United Kingdom	71,135	820

Total			14,674

Financials (8.6%)
AEON Mall Co., Ltd.	Japan	9,000	114
Banco Bilbao Vizcaya Argentaria SA	Spain	31,654	257
Banco Santander SA	Spain	42,156	291
The Bank of Yokohama, Ltd.	Japan	104,000	439
BM&F BOVESPA SA	Brazil	115,700	351
BNP Paribas	France	7,144	295
Cheung Kong Holdings, Ltd.	Hong Kong	50,000	431
The Chiba Bank, Ltd.	Japan	58,000	284
China Overseas Land & Investment, Ltd.	Hong Kong	314,160	494
Credit Saison Co., Ltd.	Japan	7,400	71
Daito Trust Construction Co., Ltd.	Japan	3,600	120
Daiwa House Industry Co., Ltd.	Japan	39,000	312
Fukuoka Financial Group, Inc.	Japan	86,000	260
The Gunma Bank, Ltd.	Japan	73,000	391
Hang Seng Bank, Ltd.	Hong Kong	40,500	409
Hokuhoku Financial Group, Inc.	Japan	118,000	213
Hong Kong Exchanges and Clearing, Ltd.	Hong Kong	72,600	684
Intesa Sanpaolo SPA	Italy	201,977	556
The Iyo Bank, Ltd.	Japan	44,000	442
Julius Baer Holding AG	Switzerland	22,350	550
Man Group PLC	United Kingdom	62,073	195
Mitsubishi UFJ Lease & Finance Co., Ltd.	Japan	11,950	249
National Bank of Greece SA	Greece	25,255	383

Nipponkoa Insurance Co., Ltd.	Japan	70,000	400
The Nishi-Nippon City Bank, Ltd.	Japan	151,000	323
NTT Urban Development Corp.	Japan	242	193
QBE Insurance Group, Ltd.	Australia	20,425	274
Samsung Fire & Marine Insurance Co., Ltd.	South Korea	3,045	352
The Shizuoka Bank, Ltd.	Japan	46,000	411
Sony Financial Holdings, Inc.	Japan	45	119
Standard Chartered PLC	United Kingdom	45,341	564
Sumitomo Mitsui Financial Group, Inc.	Japan	42,400	1,461
Sumitomo Realty & Development Co., Ltd.	Japan	27,000	295
Suruga Bank, Ltd.	Japan	89,000	728
TAG Tegernsee Immobilien und Beteiligungs AG	Germany	32,938	75
The Toronto-Dominion Bank	Canada	13,392	462
Westpac Banking Corp.	Australia	67,725	899
Zurich Financial Services AG	Switzerland	2,078	329

Total			14,676

Health Care (11.6%)
* Actelion, Ltd.	Switzerland	31,240	1,426
Astellas Pharma, Inc.	Japan	24,000	732
Chugai Pharmaceutical Co., Ltd.	Japan	6,600	111
CSL, Ltd.	Australia	53,769	1,215
Eisai Co., Ltd.	Japan	27,300	794
Fresenius Medical Care AG & Co. KGaA	Germany	29,807	1,159
GlaxoSmithKline PLC	United Kingdom	164,845	2,572
Novartis AG	Switzerland	18,970	718
Novo Nordisk A/S	Denmark	18,915	906
Ono Pharmaceutical Co., Ltd.	Japan	7,900	344
Roche Holding AG	Switzerland	36,255	4,975
Santen Pharmaceutical Co., Ltd.	Japan	5,400	149
Shionogi & Co., Ltd.	Japan	7,000	119
Synthes, Inc.	Switzerland	7,890	879
Takeda Pharmaceutical Co., Ltd.	Japan	40,300	1,384
Teva Pharmaceutical Industries, Ltd., ADR	Israel	53,294	2,401

Total			19,884

Industrials (11.7%)
ABB, Ltd., ADR	Switzerland	111,190	1,550
Alstom SA	France	21,450	1,111
Atlas Copco AB	Sweden	52,381	394
BAE Systems PLC	United Kingdom	181,865	873
Balfour Beatty PLC	United Kingdom	164,635	775
Central Japan Railway Co.	Japan	48	269
Chemring Group PLC	United Kingdom	36,750	1,000
* China Railway Construction Corp. - Class H	China	518,500	677
ComfortDelGro Corp., Ltd.	Singapore	371,000	332
Companhia de Concessoes Rodoviarias	Brazil	59,500	535
Daikin Industries, Ltd.	Japan	16,800	455
East Japan Railway Co.	Japan	18,500	959
Experian PLC	United Kingdom	100,240	628
Fanuc, Ltd.	Japan	10,400	697
G4S PLC	United Kingdom	247,070	687
Geberit AG	Switzerland	3,180	286
Hankyu Hanshin Holdings, Inc.	Japan	29,000	131
Itochu Corp.	Japan	50,000	241
The Japan Steel Works, Ltd.	Japan	11,000	103
JGC Corp.	Japan	10,000	113
KCI Konecranes OYJ	Finland	24,610	412
Keio Corp.	Japan	40,000	226
Kubota Corp.	Japan	15,000	81
Kurita Water Industries, Ltd.	Japan	5,700	109
Man AG	Germany	9,440	411
Marubeni Corp.	Japan	48,000	148
Mitsubishi Corp.	Japan	29,900	388
Mitsubishi Heavy Industries, Ltd.	Japan	23,000	69
Mitsui & Co., Ltd.	Japan	18,000	179
Mitsui Engineering & Shipbuilding Co., Ltd.	Japan	54,000	90
Mitsui OSK Lines, Ltd.	Japan	44,000	214
MTR Corp., Ltd.	Hong Kong	159,000	384
Nippon Yusen Kabushiki Kaisha	Japan	19,000	72
Odakyu Electric Railway Co., Ltd.	Japan	53,000	409
Sandvik AB	Sweden	64,602	370
Schindler Holding AG	Switzerland	13,765	650
Secom Co., Ltd.	Japan	15,800	579
Serco Group PLC	United Kingdom	160,140	840
Siemens AG	Germany	12,610	721
Singapore Technologies Engineering, Ltd.	Singapore	314,000	508
Tokyu Corp.	Japan	57,000	237
Vinci SA	France	18,320	680
West Japan Railway Co.	Japan	138	435

Total			20,028

Information Technology (8.5%)
ASML Holding NV	Netherlands	29,845	529
* Autonomy Corp. PLC	United Kingdom	155,165	2,905
Brother Industries, Ltd.	Japan	37,800	276
Canon, Inc.	Japan	16,000	456
EVS Broadcast Equipment SA	Belgium	12,185	400
* Gresham Computing PLC	United Kingdom	181,150	88
Hoya Corp.	Japan	42,700	832
Itochu Techno-Solutions Corp.	Japan	4,900	101
Keyence Corp.	Japan	3,000	561
Konami Corp.	Japan	6,200	93
Kontron AG	Germany	65,819	635
Mitsumi Electric Co., Ltd.	Japan	14,900	212
NIDEC Corp.	Japan	7,400	329

Nintendo Co., Ltd.	Japan	5,000	1,437
Nippon Electric Glass Co., Ltd.	Japan	15,000	104
Nomura Research Institute, Ltd.	Japan	34,700	536
NTT Data Corp.	Japan	59	159
Ricoh Co., Ltd.	Japan	41,000	482
SAP AG	Germany	51,080	1,811
Shimadzu Corp.	Japan	44,000	280
Square Enix Co., Ltd.	Japan	4,200	79
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	573,000	868
Tandberg ASA	Norway	44,400	655
* Temenos Group AG	Switzerland	43,555	471
Trend Micro, Inc.	Japan	4,000	112
Yahoo Japan Corp.	Japan	800	209

Total			14,620

Materials (10.8%)
Air Liquide SA	France	3,505	285
* Anhui Conch Cement Co., Ltd.	China	140,000	775
BHP Billiton PLC	United Kingdom	104,050	2,068
BHP Billiton, Ltd.	Australia	212,855	4,723
Companhia Vale de Rio Doce, ADR	Brazil	43,825	583
CRH PLC	Ireland	8,363	182
* CRH PLC - Rights	Ireland	5,732	125
Freeport-McMoRan Copper & Gold, Inc.	United States	21,835	832
Goldcorp, Inc.	Canada	57,859	1,928
* Intex Resources ASA	Norway	515,110	138
JFE Holdings, Inc.	Japan	7,800	169
Johnson Matthey PLC	United Kingdom	20,520	310
K+S AG	Germany	27,031	1,254
Newcrest Mining, Ltd.	Australia	21,655	493
Nippon Steel Corp.	Japan	105,000	279
Potash Corp. of Saskatchewan, Inc.	Canada	8,895	719
Rio Tinto PLC, ADR	United Kingdom	10,805	1,448
Shin-Etsu Chemical Co., Ltd.	Japan	19,000	916
Sika AG	Switzerland	185	137
Sumitomo Metal Industries, Ltd.	Japan	126,000	251
Syngenta AG	Switzerland	2,255	454
Taiheiyo Cement Corp.	Japan	197,000	287
Ube Industries, Ltd.	Japan	58,000	104

Total			18,460

Telecommunication Services (4.6%)
China Mobile, Ltd.	Hong Kong	43,500	380
KDDI Corp.	Japan	177	826
Koninklijke (Royal) KPN NV	Netherlands	123,899	1,656
SOFTBANK Corp.	Japan	27,800	353
Telefonica SA	Spain	213,847	4,267
Turkcell Iletisim Hizmetleri AS	Turkey	99,212	486

Total			7,968

Utilities (4.4%)
Acciona SA	Spain	2,305	237
Centrica PLC	United Kingdom	167,115	546
CEZ	Czech Republic	13,110	465
CLP Holdings, Ltd.	Hong Kong	50,000	338
* EDP Renovaveis SA	Spain	23,280	190
Electric Power Development Co., Ltd.	Japan	3,800	112
Enagas	Spain	28,487	404
Fortum OYJ	Finland	12,395	236
GDF Suez	France	18,729	643
Hokuriku Electric Power Co.	Japan	6,700	161
Kyushu Electric Power Co., Inc.	Japan	6,200	139
National Grid PLC	United Kingdom	61,518	473
Osaka Gas Co., Ltd.	Japan	69,000	215
Red Electrica Corp. SA	Spain	10,815	423
RWE AG	Germany	4,377	307
Scottish and Southern Energy PLC	United Kingdom	48,100	765
Shikoku Electric Power Co., Inc.	Japan	4,300	115
Toho Gas Co., Ltd.	Japan	16,000	73
The Tokyo Electric Power Co., Inc.	Japan	61,600	1,531
Tokyo Gas Co., Ltd.	Japan	79,000	275

Total			7,648

Total Foreign Common Stocks (Cost: $192,211)			154,327

Short-Term Investments (6.9%)
Consumer Staples (1.2%)
Kellogg Co., 0.60%, 4/6/09	United States	2,000,000	2,000

Total			2,000

Finance Lessors (1.2%)
Bryant Park Funding LLC, 0.40%, 4/17/09	United States	2,000,000	2,000

Total			2,000

Finance Services (2.3%)
Atlantic Asset Securitization LLC, 0.40%, 4/17/09	United States	2,000,000	1,999
Falcon Asset Securitization Co. LLC, 0.35%, 4/7/09	United States	2,000,000	2,000

Total			3,999

Miscellaneous Business Credit Institutions (1.2%)
Park Avenue Receivables Corp., 0.30%, 4/2/09	United States	2,000,000	2,000

Total			2,000

Oil and Gas (1.0%)
Devon Energy Corp., 0.55%, 4/1/09	United States	1,750,000	1,750

Total			1,750

Total Short-Term Investments (Cost: $11,749)			11,749

Total Investments (96.9%) (Cost: $203,960)(a)			166,076

Other Assets, Less Liabilities (3.1%)	5,245

Net Assets (100.0%)	171,321

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $203,960 and the net unrealized depreciation of investments based on that cost was $37,884 which is comprised of $2,458 aggregate gross unrealized appreciation and $40,342 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:

Japan	20.6%
United Kingdom	20.6%
Switzerland	11.5%
Australia	6.1%
Other	41.2%

Total	100.0%

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$154,327	$—
Level 2 - Other significant observable inputs	11,749	—
Level 3 - Significant unobservable inputs	—	—

Total	166,076	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2009, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Research International Core Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Foreign Common Stocks (97.5%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (8.3%)
Bridgestone Corp.	Japan	12,000	171
Compagnie Generale des Etablissements Michelin - Class B	France	2,710	101
Esprit Holdings, Ltd.	Hong Kong	29,300	149
Grupo Televisa SA, ADR	Mexico	10,910	149
Industria de Diseno Textil SA	Spain	10,220	399
Kingfisher PLC	United Kingdom	90,140	194
Li & Fung, Ltd.	Hong Kong	110,000	259
LVMH Moet Hennessy Louis Vuitton SA	France	7,270	457
Next PLC	United Kingdom	3,170	60
* Urbi Desarrollos Urbanos SAB de CV	Mexico	42,350	37
WPP PLC	United Kingdom	83,617	471

Total			2,447

Consumer Staples (8.7%)
Groupe DANONE	France	7,880	384
Heineken NV	Netherlands	8,930	254
Hengan International Group Co., Ltd.	Hong Kong	40,000	161
Japan Tobacco, Inc.	Japan	97	256
Kimberly-Clark de Mexico SAB de CV	Mexico	38,110	124
Lawson, Inc.	Japan	5,100	210
Nestle SA	Switzerland	25,700	869
Reckitt Benckiser Group PLC	United Kingdom	8,340	313

Total			2,571

Energy (12.1%)
CNOOC, Ltd.	Hong Kong	129,000	128
Eni SPA	Italy	25,420	494
Gazprom OAO, ADR	Russia	6,920	105
INPEX Corp.	Japan	35	242
Marathon Oil Corp.	United States	4,880	128
Nexen, Inc.	Canada	6,160	104
* Paladin Energy, Ltd.	Australia	57,028	135
Petroleo Brasileiro SA, ADR	Brazil	6,360	194
Royal Dutch Shell PLC - Class A	United Kingdom	33,000	744
Saipem SPA	Italy	7,210	128
StatoilHydro ASA	Norway	5,370	95
Total SA	France	18,730	931
Tullow Oil PLC	United Kingdom	13,314	153

Total			3,581

Financials (19.3%)
Aeon Credit Service Co., Ltd.	Japan	27,800	251
AXA SA	France	29,540	355
Bank of China, Ltd.	China	613,000	203
Bank of Cyprus Public Co., Ltd.	Cyprus	52,543	160
BNP Paribas	France	11,870	491
The Chiba Bank, Ltd.	Japan	41,000	201
China Life Insurance Co., Ltd.	China	114,000	378
Daiwa Securities Group, Inc.	Japan	45,000	195
DBS Group Holdings, Ltd.	Singapore	32,000	178
Deutsche Boerse AG	Germany	2,260	136
Hang Seng Bank, Ltd.	Hong Kong	3,400	34
HDFC Bank, Ltd., ADR	India	2,800	171
Intesa Sanpaolo SPA	Italy	176,791	487
Julius Baer Holding AG	Switzerland	6,800	167
QBE Insurance Group, Ltd.	Australia	14,560	195
* Samsung Fire & Marine Insurance Co., Ltd.	South Korea	1,469	170
The Shizuoka Bank, Ltd.	Japan	22,000	196
Standard Bank Group, Ltd.	South Africa	7,743	65
Sumitomo Mitsui Financial Group, Inc.	Japan	10,500	362
Sun Hung Kai Properties, Ltd.	Hong Kong	32,000	287
Tokio Marine Holdings, Inc.	Japan	14,900	360
UBI Banca - Unione di Banche Italiane SCpA	Italy	37,902	418
* UBS AG	Switzerland	28,372	267

Total			5,727

Health Care (9.2%)
* Actelion, Ltd.	Switzerland	5,010	229
Bayer AG	Germany	7,630	365
Daiichi Sankyo Co., Ltd.	Japan	21,200	353
* Merck KGaA	Germany	5,670	501
Roche Holding AG	Switzerland	6,740	925
Santen Pharmaceutical Co., Ltd.	Japan	5,100	141
Smith & Nephew PLC	United Kingdom	34,645	215

Total			2,729

Industrials (12.8%)
Assa Abloy AB	Sweden	30,390	285
Bucyrus International, Inc.	United States	11,870	180
East Japan Railway Co.	Japan	7,400	384
Geberit AG	Switzerland	3,680	331
Glory, Ltd.	Japan	18,700	330
JGC Corp.	Japan	18,000	203
Keppel Corp., Ltd.	Singapore	130,000	428
LS Industrial Systems Co., Ltd.	South Korea	1,790	70
Mitsubishi Corp.	Japan	18,600	241
Schneider Electric SA	France	5,794	386
Siemens AG	Germany	8,620	493
TNT NV	Netherlands	6,620	113
Yamato Holdings Co., Ltd.	Japan	39,000	365

Total			3,809

Information Technology (7.6%)
Acer, Inc.	Taiwan	179,000	269
ARM Holdings PLC	United Kingdom	35,300	52
ASML Holding NV	Netherlands	4,115	73

Cap Gemini SA	France	4,930	159
Konica Minolta Holdings, Inc.	Japan	30,000	254
Nomura Research Institute, Ltd.	Japan	3,900	60
Redecard SA	Brazil	8,800	107
Ricoh Co., Ltd.	Japan	33,000	388
Samsung Electronics Co., Ltd.	South Korea	751	308
SAP AG	Germany	8,690	308
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	183,000	277

Total			2,255

Materials (7.7%)
Akzo Nobel NV	Netherlands	17,380	658
BHP Billiton PLC	United Kingdom	31,130	619
Corporacion Moctezuma SAB de CV	Mexico	14,000	19
CRH PLC	Ireland	13,432	289
* Lihir Gold, Ltd.	Papua New Guinea	48,220	110
Linde AG	Germany	7,340	499
Symrise AG	Germany	7,806	92

Total			2,286

Telecommunication Services (7.1%)
America Movil SAB de CV, ADR - Series L	Mexico	10,360	281
BCE, Inc.	Canada	6,080	121
China Unicom Hong Kong, Ltd.	Hong Kong	142,000	152
KDDI Corp.	Japan	50	233
Rogers Communications, Inc.	Canada	5,430	125
Telefonica SA	Spain	25,730	513
Vodafone Group PLC	United Kingdom	378,700	667

Total			2,092

Utilities (4.7%)
E.ON AG	Germany	25,697	714
GDF Suez	France	11,935	410
NTPC, Ltd.	India	51,954	184
Tokyo Gas Co., Ltd.	Japan	23,000	80

Total			1,388

Total Foreign Common Stocks (Cost: $42,078)			28,885

Preferred Stocks (1.4%)
Financials (1.2%)
Itau Unibanco Banco Multiplo SA, ADR	Brazil	32,718	356

Total			356

Industrials (0.2%)
Duratex SA	Brazil	8,100	53

Total			53

Total Preferred Stocks (Cost: $809)			409

Total Investments (98.9%) (Cost: $42,887)(a)			29,294

Other Assets, Less Liabilities (1.1%)			318

Net Assets (100.0%)			29,612

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $42,887 and the net unrealized depreciation of investments based on that cost was $13,593 which is comprised of $416 aggregate gross unrealized appreciation and $14,009 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:

Japan	18.5%
France	12.4%
United Kingdom	11.8%
Germany	10.5%
Switzerland	9.4%
Italy	5.2%
Other	32.2%

Total	100.0%

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$29,294	$—
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—

Total	29,294	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2009, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

International Equity Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Foreign Common Stocks (94.7%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (11.8%)
Accor SA	France	173,000	6,025
Bayerische Motoren Werke AG	Germany	380,920	11,028
British Sky Broadcasting Group PLC	United Kingdom	1,864,690	11,599
Burberry Group PLC	United Kingdom	738,190	2,984
Compagnie Generale des Etablissements Michelin - Class B	France	260,200	9,655
Hyundai Motor Co.	South Korea	264,580	10,616
Kingfisher PLC	United Kingdom	3,825,490	8,217
Mediaset SpA	Italy	1,497,610	6,681
NGK Spark Plug Co., Ltd.	Japan	135,000	1,136
Pearson PLC	United Kingdom	697,770	7,023
Reed Elsevier NV	Netherlands	558,652	5,985
Sony Corp.	Japan	323,400	6,528
Vivendi	France	316,260	8,372
Wolters Kluwer NV	Netherlands	166,630	2,703
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	Portugal	89,113	475

Total			99,027

Consumer Staples (3.7%)
Cadbury PLC	United Kingdom	1,534,097	11,600
Nestle SA	Switzerland	389,800	13,177
Unilever PLC	United Kingdom	348,295	6,587

Total			31,364

Energy (8.8%)
BP PLC	United Kingdom	1,866,830	12,630
China Shenhua Energy Co., Ltd.	China	1,578,500	3,556
Eni SPA	Italy	414,535	8,052
Gazprom OAO, ADR	Russia	368,660	5,493
Petroleo Brasileiro SA, ADR	Brazil	130,530	3,977
Repsol YPF SA	Spain	493,680	8,546
Royal Dutch Shell PLC	United Kingdom	704,315	15,472
SBM Offshore NV	Netherlands	451,200	6,013
Total SA	France	205,958	10,241

Total			73,980

Financials (13.3%)
ACE, Ltd.	Switzerland	234,580	9,477
Australia & New Zealand Banking Group, Ltd.	Australia	89,588	981
Aviva PLC	United Kingdom	1,715,770	5,324
AXA SA	France	512,174	6,158
Banco Santander SA	Spain	906,009	6,247
Cheung Kong Holdings, Ltd.	Hong Kong	1,035,000	8,914
DBS Group Holdings, Ltd.	Singapore	1,788,000	9,934
HSBC Holdings PLC	United Kingdom	1,474,937	8,116
ING Groep NV	Netherlands	683,040	3,766
* KB Financial Group, Inc.	South Korea	226,500	5,396
Mitsubishi UFJ Financial Group, Inc.	Japan	565,000	2,717
* Mitsubishi UFJ Financial Group, Inc., ADR	Japan	222,000	1,092
National Australia Bank, Ltd.	Australia	514,532	7,191
Nomura Holdings, Inc.	Japan	332,400	1,662
Nordea Bank AB	Sweden	1,536,530	7,451
* Royal Bank of Scotland Group PLC - Rights	United Kingdom	1,285,733	—
Standard Chartered PLC	United Kingdom	370,360	4,605
Swire Pacific, Ltd.	Hong Kong	1,276,500	8,523
Swiss Re	Switzerland	180,212	2,951
* UBS AG	Switzerland	1,015,136	9,542
UniCredit SpA	Italy	860,800	1,421

Total			111,468

Health Care (10.7%)
* AgFa-Gevaert NV	Belgium	235,666	398
Celesio AG	Germany	261,230	4,817
GlaxoSmithKline PLC	United Kingdom	621,430	9,697
Lonza Group AG	Switzerland	162,050	16,016
* Merck KGaA	Germany	154,300	13,645
Novartis AG	Switzerland	424,920	16,081
* Olympus Corp.	Japan	236,500	3,775
Roche Holding AG	Switzerland	65,540	8,994
Sanofi-Aventis	France	164,625	9,269
Takeda Pharmaceutical Co., Ltd.	Japan	208,500	7,162

Total			89,854

Industrials (12.1%)
Atlas Copco AB	Sweden	1,330,560	9,996
BAE Systems PLC	United Kingdom	3,411,020	16,371
Deutsche Post AG	Germany	935,380	10,079
Empresa Brasileira de Aeronautica SA, ADR	Brazil	416,340	5,525
Hutchison Whampoa, Ltd.	Hong Kong	1,826,000	8,988
Koninklijke (Royal) Philips Electronics NV	Netherlands	449,135	6,612
* Loomis AB	Sweden	130,460	1,008
Niscayah Group AB	Sweden	652,300	782
Qantas Airways, Ltd.	Australia	2,552,550	3,097
Rentokil Initial PLC	United Kingdom	2,672,940	1,707
* Rolls-Royce Group PLC	United Kingdom	1,916,990	8,087
Shanghai Electric Group Co., Ltd.	China	26,474,000	7,617
Siemens AG, ADR	Germany	199,230	11,350

Smiths Group PLC	United Kingdom	320,326	3,075
* Vestas Wind Systems A/S	Denmark	167,380	7,344

Total			101,638

Information Technology (10.3%)
* Byd Co., Ltd.	China	3,163,000	5,819
* Check Point Software Technologies, Ltd.	Israel	387,430	8,605
Compal Electronics, Inc.	Taiwan	6,035,398	4,325
FUJIFILM Holdings Corp.	Japan	159,300	3,420
Lite-On Technology Corp.	Taiwan	3,467,876	2,342
Mabuchi Motor Co., Ltd.	Japan	168,400	6,788
Nintendo Co., Ltd.	Japan	39,300	11,296
Samsung Electronics Co., Ltd.	South Korea	46,140	18,946
SAP AG	Germany	261,040	9,253
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	10,165,997	15,408

Total			86,202

Materials (4.7%)
Akzo Nobel NV	Netherlands	111,700	4,229
Alumina, Ltd.	Australia	12,299,320	10,947
BASF SE	Germany	218,600	6,619
Companhia Vale do Rio Doce, ADR	Brazil	881,000	9,938
* Domtar Corp.	Canada	1,006,610	942
* Norske Skogindustrier ASA	Norway	978,371	1,796
* Stora Enso Oyj	Finland	658,140	2,335
UPM-Kymmene Oyj	Finland	394,760	2,281

Total			39,087

Telecommunication Services (14.7%)
China Mobile, Ltd.	Hong Kong	979,500	8,549
China Telecom Corp., Ltd.	China	17,338,000	7,203
Chunghwa Telecom Co., Ltd., ADR	Taiwan	208,501	3,801
France Telecom SA	France	756,770	17,243
KT Corp., ADR	South Korea	385,100	5,311
Nippon Telegraph & Telephone Corp.	Japan	193,000	7,273
Portugal Telecom SGPS SA	Portugal	632,670	4,900
* SK Telecom Co., Ltd., ADR	South Korea	322,890	4,989
Telefonica SA, ADR	Spain	395,838	23,600
Telefonos de Mexico SAB de CV, ADR	Mexico	514,688	7,741
Telenor ASA	Norway	1,208,610	6,924
Telmex Internacional SAB de CV, ADR	Mexico	514,688	4,720
Turkcell Iletisim Hizmetleri AS	Turkey	1,315,060	6,446
Vodafone Group PLC	United Kingdom	8,017,483	14,121

Total			122,821

Utilities (4.6%)
E.ON AG	Germany	440,100	12,226
Electricite de France	France	258,050	10,126
GDF Suez	France	300,594	10,324
Iberdrola SA	Spain	682,240	4,786
* Suez Environnement SA	France	78,727	1,158

Total			38,620

Total Foreign Common Stocks (Cost: $1,059,662)			794,061

Short-Term Investments (4.5%)
Finance Services (4.0%)
Bryant Park Funding LLC, 0.47%, 4/20/09	United States	10,000,000	9,997
Ciesco LLC, 0.63%, 4/8/09	United States	10,000,000	9,999
Falcon Asset Securitization Co. LLC, 0.35%, 4/7/09	Other	3,400,000	3,400
Gemini Securitization Corp. LLC, 0.50%, 4/21/09	United States	10,000,000	9,997

Total			33,393

Oil and Gas (0.5%)
Devon Energy Corp., 0.55%, 4/1/09	Other	4,100,000	4,100

Total			4,100

Total Short-Term Investments (Cost: $37,493)			37,493

Total Investments (99.2%) (Cost: $1,097,155)(a)			831,554

Other Assets, Less Liabilities (0.8%)			6,841

Net Assets (100.0%)			838,395

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $1,097,155 and the net unrealized depreciation of investments based on that cost was $265,601 which is comprised of $158,945 aggregate gross unrealized appreciation and $424,545 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:

United Kingdom	17.6%
France	10.6%
Germany	9.4%
Switzerland	9.1%
Japan	6.3%
South Korea	5.4%
Spain	5.2%
Other	36.4%

Total	100.0%

(m)	Amount is less than one thousand.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$794,061	$—
Level 2 - Other significant observable inputs	37,493	—
Level 3 - Significant unobservable inputs	—	—

Total	831,554	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2009, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Emerging Markets Equity Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Foreign Common Stocks (94.1%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (5.6%)
* Desarrolladora Homex SAB de CV, ADR	Mexico	4,990	66
Dufry South America, Ltd.	Bermuda	23,890	152
Foschini, Ltd.	South Africa	80,880	375
Grupo Televisa SA, ADR	Mexico	34,010	464
* Kroton Educacional SA	Brazil	17,200	69
Lewis Group, Ltd.	South Africa	78,118	352
PT Astra International Tbk	Indonesia	230,000	284
Stella International Holdings, Ltd.	China	302,000	319
Truworths International, Ltd.	South Africa	73,310	249
* Urbi Desarrollos Urbanos SAB de CV	Mexico	76,840	67
Woolworths Holdings, Ltd.	South Africa	261,441	314
Zee Entertainment Enterprises, Ltd.	India	132,021	279

Total			2,990

Consumer Staples (10.0%)
Anadolu Efes Biracilik ve Malt Sanayii AS	Turkey	41,036	254
BIM Birlesik Magazalar AS	Turkey	13,509	286
British American Tobacco Malaysia Bhd	Malaysia	20,800	260
British American Tobacco PLC	United Kingdom	19,060	441
Chaoda Modern Agriculture Holdings, Ltd.	Hong Kong	589,920	352
Dabur India, Ltd.	India	145,610	287
Grupo Continental SAB de CV	Mexico	150,570	243
Hengan International Group Co., Ltd.	Hong Kong	132,000	531
Hindustan Unilever, Ltd.	India	54,106	252
Kimberly-Clark de Mexico SAB de CV	Mexico	77,730	252
KT&G Corp.	South Korea	5,968	328
Massmart Holdings, Ltd.	South Africa	32,860	241
Natura Cosmeticos SA	Brazil	21,470	210
PT Hanjaya Mandala Sampoerna Tbk	Indonesia	320,000	299
PT Unilever Indonesia Tbk	Indonesia	399,500	275
Shoprite Holdings, Ltd.	South Africa	48,684	260
Tiger Brands, Ltd.	South Africa	18,930	271
Tradewinds Malaysia Bhd	Malaysia	465,400	332

Total			5,374

Energy (14.3%)
China Oilfield Services, Ltd.	China	400,000	314
China Shenhua Energy Co., Ltd.	China	205,000	462
CNOOC, Ltd.	Hong Kong	996,000	991
Gazprom OAO, ADR	Russia	97,410	1,451
LUKOIL, ADR	Russia	30,630	1,155
Petroleo Brasileiro SA, ADR	Brazil	81,290	2,477
PTT Exploration & Production PCL	Thailand	106,400	292
Rosneft Oil Co.	Russia	84,550	362
Tenaris SA, ADR	Luxembourg	7,740	156

Total			7,660

Financials (15.0%)
African Bank Investments, Ltd.	South Africa	100,250	267
Banco Compartamos SAB de CV	Mexico	55,900	104
Banco Santander Chile, ADR	Chile	10,710	368
BanColombia SA, ADR	Colombia	5,870	114
Bank of China, Ltd.	China	1,670,000	556
Bank of Communications Co., Ltd.	China	413,000	288
BM&F BOVESPA SA	Brazil	55,000	167
* Bolsa Mexicana de Valores SAB de CV	Mexico	183,000	101
* Brasil Brokers Participacoes SA	Brazil	83,900	40
Cathay Financial Holding Co., Ltd.	Taiwan	343,750	295
China Construction Bank Corp.	China	1,762,000	1,000
China Life Insurance Co., Ltd.	China	443,000	1,469
China Merchants Bank Co., Ltd.	China	172,500	300
Credicorp, Ltd.	Peru	3,470	162
Grupo Financiero Banorte SAB de CV	Mexico	121,900	162
Housing Development Finance Corp., Ltd.	India	9,471	263
Industrial & Commercial Bank of China - Class H	China	2,411,000	1,247
LPS Brasil-Consultoria de Imoveis SA	Brazil	21,218	53
PT Bank Rakyat Indonesia	Indonesia	610,000	222
* Samsung Fire & Marine Insurance Co., Ltd.	South Korea	2,014	233
Siam Commercial Bank PCL	Thailand	217,900	335
* Turkiye Garanti Bankasi AS	Turkey	233,250	331

Total			8,077

Health Care (5.1%)
* Diagnosticos da America SA	Brazil	11,100	119
* Genomma Lab Internacional SAB de CV - Class B	Mexico	388,000	202
Odontoprev SA	Brazil	22,600	224
Teva Pharmaceutical Industries, Ltd., ADR	Israel	48,030	2,164

Total			2,709

Industrials (1.0%)
Aveng, Ltd.	South Africa	61,100	168
Bharat Heavy Electricals, Ltd.	India	20	1
Copa Holdings SA - Class A	Panama	5,610	161
Empresa Brasileira de Aeronautica SA, ADR	Brazil	5,610	74
Murray & Roberts Holdings, Ltd.	South Africa	36,231	155

Total			559

Information Technology (15.3%)
Acer, Inc.	Taiwan	261,000	392
* Amdocs, Ltd.	Guernsey	14,190	263
* Check Point Software Technologies, Ltd.	Israel	10,740	239
* CSU Cardsystem SA	Brazil	113,790	169
Delta Electronics, Inc.	Taiwan	147,000	270
Hon Hai Precision Industry Co., Ltd.	Taiwan	418,000	945
HTC Corp.	Taiwan	37,370	460
Infosys Technologies, Ltd., ADR	India	26,920	717
MediaTek, Inc.	Taiwan	62,550	588
Redecard SA	Brazil	23,700	287
Samsung Electronics Co., Ltd.	South Korea	2,755	1,131
Siliconware Precision Industries Co., ADR	Taiwan	67,720	393
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	685,120	1,038
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	132,504	1,186
Totvs SA	Brazil	6,300	111

Total			8,189

Materials (8.4%)
Companhia Vale de Rio Doce, ADR	Brazil	128,880	1,714
Corporacion Moctezuma SAB de CV	Mexico	195,900	263
Grupo Mexico SAB de CV	Mexico	240,586	175
Impala Platinum Holdings, Ltd.	South Africa	30,680	513
Israel Chemicals, Ltd.	Israel	49,770	404
(n) LG Chem, Ltd.	South Korea	8,310	531
Makhteshim-Agan Industries, Ltd.	Israel	72,440	303
* Mvelaphanda Resources, Ltd.	South Africa	86,894	266
Pretoria Portland Cement Co., Ltd.	South Africa	109,991	364

Total			4,533

Telecommunication Services (16.1%)
America Movil SAB de CV, ADR - Series L	Mexico	34,140	925
(n) AS Eesti Telekom	Estonia	14,600	270
China Mobile, Ltd.	Hong Kong	227,000	1,981
China Mobile, Ltd., ADR	Hong Kong	20,220	880
China Unicom (Hong Kong), Ltd., ADR	Hong Kong	25,760	268
Chunghwa Telecom Co., Ltd.	Taiwan	360,172	657
Egyptian Co. for Mobile Services	Egypt	15,780	412
Globe Telecom, Inc.	Philippines	15,880	274
Mobile TeleSystems OJSC, ADR	Russia	16,690	499
MTN Group, Ltd.	South Africa	97,180	1,077
* NII Holdings, Inc.	United States	8,920	134
Philippine Long Distance Telephone Co.	Philippines	6,130	279
PT Telekomunikasi Indonesia Tbk	Indonesia	851,000	556
Turkcell Iletisim Hizmet AS, ADR	Turkey	21,130	260
Vimpel-Communications, ADR	Russia	27,210	178

Total			8,650

Utilities (3.3%)
CEZ	Czech Republic	12,660	449
Equatorial Energia SA	Brazil	20,600	103
GAIL India, Ltd.	India	84,405	404
Manila Water Co.	Philippines	1,143,000	260
PT Perusahaan Gas Negara	Indonesia	3,087,500	575

Total			1,791

Total Foreign Common Stocks (Cost: $69,375)			50,532

Preferred Stocks (4.3%)
Consumer Staples (1.0%)
Companhia de Bebidas das Americas, ADR	Brazil	11,350	542

Total			542

Financials (0.8%)
Itau Unibanco Banco Multiplo SA, ADR	Brazil	40,423	440

Total			440

Industrials (0.3%)
Duratex SA	Brazil	25,700	166

Total			166

Information Technology (0.2%)
Universo Online SA	Brazil	31,000	89

Total			89

Materials (0.6%)
* Suzano Papel e Celulose SA	Brazil	18,000	82
Usinas Siderurgicas de Minas Gerais SA - Class A	Brazil	17,700	225

Total			307

Foreign Common Stocks (94.1%)
Utilities (1.4%)
AES Tiete SA	Brazil	17,000	129
Eletropaulo Metropolitana SA - Class B	Brazil	45,260	637

Total			766

Total Preferred Stocks (Cost: $3,557)			2,310

Total Investments (98.4%) (Cost: $72,932)(a)			52,842

Other Assets, Less Liabilities (1.6%)			873

Net Assets (100.0%)			53,715

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $72,932 and the net unrealized depreciation of investments based on that cost was $20,091 which is comprised of $1,242 aggregate gross unrealized appreciation and $21,333 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:

Brazil	15.1%
Taiwan	11.6%
China	11.1%
Hong Kong	9.3%
South Africa	9.1%
Russia	6.8%
Israel	5.8%
Mexico	5.6%
Other	25.6%

Total	100.0%

(h)	Forward foreign currency contract outstanding on March 31, 2009

Type		Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	TRY	853	5/09	$8	$—	$8
Sell	TRY	853	5/09	—	(13)	(13)

				$8	$(13)	$(5)

TRY - Turkish Lira

(n)	At March 31, 2009 portfolio securities with a aggregate value of $801 (in thousands) were valued with reference to securities whose values are more readily available.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$52,041	$—
Level 2 - Other significant observable inputs	801	(5)
Level 3 - Significant unobservable inputs	—	—

Total	52,842	(5)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Money Market Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)
Aircraft (0.9%)
(r) International Lease Finance Corp., 3.50%, 4/1/09	6,560,000	6,560

Total		6,560

Asset-Backed Securities (2.1%)
Nissan Auto Receivables Owner Trust, Series 2008-C, Class A1, 3.037%, 12/15/09	5,938	5,938
Volkswagen Auto Loan Enhanced Trust, Series 2008-2, Class A1, 2.358%, 1/20/10	8,351	8,352

Total		14,290

Autos (3.8%)
American Honda Finance Corp., 1.36375%, 5/5/09 144A	4,670,000	4,670
American Honda Finance Corp., 1.4%, 8/26/09 144A	5,300,000	5,300
Toyota Motor Credit Corp., 0.60%, 6/8/09	8,300,000	8,290
Toyota Motor Credit Corp., 1.05%, 4/21/09	7,100,000	7,096

Total		25,356

Commercial Banks Non-US (9.8%)
Bank of Scotland PLC, .55313%, 10/9/09 144A	3,400,000	3,400
Barclays US Funding Corp., 0.75%, 4/30/09	12,000,000	11,993
Barclays US Funding Corp., 1.30%, 6/17/09	13,000,000	12,964
Rabobank USA Financial Corp., 0.74%, 6/4/09	13,600,000	13,583
Royal Bank Of Canada, 0.52%, 5/22/09	10,000,000	9,992
Royal Bank Of Canada, 0.52%, 6/9/09	10,000,000	9,990
UBS AG/Stamford Branch, .54625%, 4/19/09	4,465,000	4,465

Total		66,387

Federal Government & Agencies (4.6%)
Federal Home Loan Bank, 1.05%, 2/17/10	6,000,000	6,000
Federal Home Loan Bank, 1.80%, 5/13/09	25,000,000	24,948

Total		30,948

Finance Lessors (14.5%)
Bryant Park Funding LLC, 0.45%, 4/7/09	10,000,000	9,999
Bryant Park Funding LLC, 0.47%, 4/17/09	5,000,000	4,999
Bryant Park Funding LLC, 0.50%, 4/21/09	6,500,000	6,498
Bryant Park Funding LLC, 0.60%, 4/14/09	3,800,000	3,799
Kitty Hawk Funding Corp., 0.25%, 4/2/09	7,891,000	7,891
Kitty Hawk Funding Corp., 0.45%, 4/14/09	10,600,000	10,598
Ranger Funding Co. LLC, 0.45%, 4/3/09	7,000,000	7,000
Ranger Funding Co. LLC, 0.55%, 5/19/09	8,000,000	7,994
Ranger Funding Co. LLC, 0.65%, 5/11/09	12,000,000	11,991
Thunder Bay Funding LLC, 0.45%, 4/8/09	5,000,000	5,000
Thunder Bay Funding LLC, 0.52%, 5/8/09	16,700,000	16,691
Thunder Bay Funding LLC, 0.55%, 4/1/09	5,300,000	5,300

Total		97,760

Finance Services (22.8%)
Alpine Securitization Corp., 0.40%, 4/2/09	5,000,000	5,000
Alpine Securitization Corp., 0.40%, 4/9/09	13,300,000	13,299
Alpine Securitization Corp., 0.45%, 4/20/09	8,700,000	8,698
Atlantic Asset Securitization LLC, 0.50%, 4/7/09	9,000,000	8,999
Atlantic Asset Securitization LLC, 0.50%, 7/1/09	9,800,000	9,788
Atlantic Asset Securitization LLC, 0.65%, 5/8/09	4,000,000	3,997
Barton Capital LLC, 0.40%, 4/16/09	18,000,000	17,996
Barton Capital LLC, 0.42%, 4/2/09	3,100,000	3,100
Barton Capital LLC, 0.70%, 4/9/09	5,200,000	5,199
Ciesco LLC, 0.40%, 4/6/09	8,400,000	8,399
Ciesco LLC, 0.65%, 4/8/09	8,600,000	8,599
Ciesco LLC, 0.70%, 4/3/09	7,000,000	7,000
Falcon Asset Securitization Co. LLC, 0.40%, 4/22/09	9,700,000	9,698
Falcon Asset Securitization Co. LLC, 0.50%, 4/6/09	8,500,000	8,499
Falcon Asset Securitization Co. LLC, 0.50%, 5/7/09	8,800,000	8,796
Gemini Securitization Corp. LLC, 0.40%, 4/20/09	7,400,000	7,398
Gemini Securitization Corp. LLC, 0.50%, 4/23/09	4,546,000	4,545
Gemini Securitization Corp. LLC, 0.55%, 4/8/09	6,200,000	6,199
Gemini Securitization Corp. LLC, 0.70%, 4/15/09	8,800,000	8,798

Total		154,007

Government (13.1%)
US Treasury Bill, 0.44%, 9/24/09	15,000,000	14,967
US Treasury Bill, 0.61%, 11/19/09	15,000,000	14,940
US Treasury N/B, 4.875%, 8/15/09	17,000,000	17,213
US Treasury N/B, 6.00%, 8/15/09	40,700,000	41,404

Total		88,524

Miscellaneous Business Credit Institutions (7.8%)
General Electric Capital Corp., 0.25%, 5/15/09	7,000,000	6,998
General Electric Capital Corp., 0.55%, 5/26/09	10,000,000	9,991
General Electric Co., 0.32%, 5/14/09	10,000,000	9,996
Park Avenue Receivables Corp., 0.40%, 4/13/09	13,900,000	13,898
Park Avenue Receivables Corp., 0.45%, 4/3/09	3,500,000	3,500
Park Avenue Receivables Corp., 0.45%, 4/15/09	8,000,000	7,999

Total		52,382

Other Holdings (0.0%)
(q) Northwestern Mutual Life Insurance Co. Capital Support Agreement, 0.00%, 7/19/09	23,570,000	—

Total		—

Personal Credit Institutions (8.6%)
American Express Bank FSB, 0.58313%, 6/22/09	8,000,000	7,986
American Express Credit Corp., 0.42%, 4/27/09	4,400,000	4,399
American Express Credit Corp., 0.46%, 4/13/09	14,600,000	14,598
(r) Associates Corp. of North America, 8.55%, 7/15/09	7,010,000	6,960
HSBC Finance Corp., 0.90%, 4/28/09	8,000,000	7,995
HSBC Finance Corp., 0.90%, 4/29/09	6,000,000	5,996
HSBC Finance Corp., 1.00%, 5/4/09	10,000,000	9,991

Total		57,925

Security Brokers and Dealers (0.6%)
The Goldman Sachs Group, Inc., 1.32688%, 6/19/09	3,827,000	3,821

Total		3,821

Short Term Business Credit (11.3%)
Liberty Street Funding LLC, 0.40%, 4/16/09	4,800,000	4,799
Liberty Street Funding LLC, 0.50%, 4/1/09	17,300,000	17,300
Liberty Street Funding LLC, 0.65%, 4/13/09	3,400,000	3,399
Old Line Funding LLC, 0.45%, 4/17/09	13,000,000	12,997
Old Line Funding LLC, 0.50%, 4/9/09	5,000,000	4,999
Old Line Funding LLC, 0.52%, 5/12/09	9,000,000	8,995
Sheffield Receivables Corp., 0.45%, 4/14/09	3,000,000	3,000
Sheffield Receivables Corp., 0.50%, 4/7/09	6,000,000	6,000
Sheffield Receivables Corp., 0.50%, 4/21/09	10,000,000	9,997
Sheffield Receivables Corp., 0.50%, 4/23/09	5,000,000	4,999

Total		76,485

Total Money Market Investments (Cost: $674,582)		674,445

Total Investments (99.9%) (Cost: $674,582)(a)		674,445

Other Assets, Less Liabilities (0.1%)		819

Net Assets (100.0%)		675,264

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009 the value of these securities (in thousands) was, $13,370 representing 1.97% of the net assets.

(q)	On September 26, 2008, Northwestern Mutual, the parent of the investment advisor for the Money Market Portfolio, entered into a capital support agreement with the Series Fund on behalf of the Money Market Portfolio relating to three securities (“Covered Securities”) to assist the Portfolio in seeking to maintain a stable net asset value. Under the Agreement, Northwestern Mutual is obligated to make a capital contribution to the Money Market Portfolio if the Portfolio realizes losses on Covered Securities through a sale, bankruptcy or other final payment, or exchange or restructuring of the Covered Security. The amount of the capital contribution would be the lower of (i) the amount necessary to maintain the Portfolio’s market-based net asset value per share at no less than $0.995, (ii) the loss incurred by the Portfolio as a result of the disposition of the Covered Security, or (iii) the aggregate maximum contribution set forth in the Agreement less any previous contribution made under the Agreement. The Agreement terminates upon the earlier to occur of (i) the repayment in full by the issuers of all Covered Securities, (ii) the payment by Northwestern Mutual, in the aggregate, of the maximum contribution amount in the Agreement ($23,570,000 representing the aggregate par value of Covered Securities), and (iii) July 17, 2009. Prior to March 31, 2009, one of the Covered Securities had mature at par.

(r)	Covered Securities under the Capital Support Agreement as of March 31, 2009:

Description	Maturity	Amortized Cost	Market Value	Market Value as a Percent of Net Assets
	(Amounts in Thousands)
Associates Corp. of North America	7/15/09	$7,098	$6,961	1.03%
International Lease Finance Corp.	4/01/09	6,560	6,560	0.97%

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument. For example, money market securities are generally valued using amortized cost, unless the current market value differs substantially from amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$—	$—
Level 2 - Other significant observable inputs	674,445	—
Level 3 - Significant unobservable inputs	—	—

Total	674,445	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2009, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Short-Term Bond Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Corporate Bonds (30.0%)	Shares/ $ Par	Value $ (000’s)
Aerospace/Defense (1.0%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	250,000	252
L-3 Communications Corp., 7.625%, 6/15/12	250,000	251
Northrop Grumman Systems Corp., 7.125%, 2/15/11	250,000	267

Total		770

Auto Manufacturing (0.6%)
Daimler Finance North America LLC, 5.75%, 9/8/11	250,000	236
Daimler Finance North America LLC, 7.20%, 9/1/09	250,000	251

Total		487

Banking (12.8%)
Bank of America Corp., 3.125%, 6/15/12	1,000,000	1,035
Bank of America Corp., 4.50%, 8/1/10	250,000	238
Bank of Scotland PLC, 5.625%, 7/20/09 144A	250,000	251
Barclays Bank PLC, 7.40%, 12/15/09	390,000	389
Citigroup, Inc., 6.50%, 8/19/13	200,000	184
Countrywide Home Loans, Inc., 4.125%, 9/15/09	270,000	267
Credit Suisse USA, Inc., 5.50%, 8/16/11	225,000	226
The Goldman Sachs Group, Inc., 3.25%, 6/15/12	1,000,000	1,044
HSBC USA, Inc., 3.125%, 12/16/11	1,000,000	1,033
JPMorgan Chase & Co., 4.75%, 5/1/13	250,000	242
KeyBank NA, 3.20%, 6/15/12	1,000,000	1,038
Mellon Funding Corp., 3.25%, 4/1/09	185,000	185
Merrill Lynch & Co., 4.25%, 2/8/10	35,000	33
Merrill Lynch & Co., 4.79%, 8/4/10	215,000	195
Morgan Stanley, 4.75%, 4/1/14	70,000	57
Morgan Stanley, 6.60%, 4/1/12	190,000	191
National City Corp., 3.125%, 4/30/09	300,000	300
PNC Funding Corp., 2.30%, 6/22/12	1,000,000	1,010
Regions Bank, 3.25%, 12/9/11	1,000,000	1,041
SunTrust Bank, 3.00%, 11/16/11	640,000	658
U.S. Bancorp, 4.50%, 7/29/10	250,000	251
Wells Fargo Bank NA, 7.55%, 6/21/10	268,000	270

Total		10,138

Cable/Media/Broadcasting/Satellite (0.6%)
Comcast Corp., 5.45%, 11/15/10	250,000	255
Viacom, Inc., 5.75%, 4/30/11	250,000	243

Total		498

Consumer Discretionary (0.3%)
Staples, Inc., 7.75%, 4/1/11	250,000	256

Total		256

Consumer Products (0.2%)
Colgate-Palmolive Co., 4.20%, 5/15/13	125,000	128

Total		128

Electric Utilities (2.7%)
Appalachian Power Co., 6.60%, 5/1/09	138,000	138
Consolidated Edison Co. of New York, 3.85%, 6/15/13	250,000	243
The Detroit Edison Co., 6.125%, 10/1/10	250,000	257
Duke Energy Carolinas LLC, 4.50%, 4/1/10	250,000	254
Florida Power Corp., 4.50%, 6/1/10	250,000	255
Nevada Power Co., 6.50%, 4/15/12	250,000	254
PacifiCorp, 5.45%, 9/15/13	250,000	261
PPL Electric Utilities Corp., 6.25%, 8/15/09	250,000	252
Virginia Electric and Power Co., 4.50%, 12/15/10	250,000	254

Total		2,168

Electronics (0.4%)
IBM International Group Capital LLC, 5.05%, 10/22/12	325,000	344

Total		344

Food Processors (0.3%)
Kraft Foods, Inc., 5.625%, 11/1/11	155,000	162
Kraft Foods, Inc., 6.25%, 6/1/12	95,000	100

Total		262

Gas Pipelines (0.3%)
Enterprise Products Operating LP, 4.625%, 10/15/09	250,000	248

Total		248

Independent Finance (2.0%)
American General Finance Corp., 4.625%, 5/15/09	250,000	234
General Electric Capital Corp., 3.00%, 12/9/11	1,000,000	1,030
General Electric Capital Corp., 5.25%, 10/19/12	25,000	24
General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	100,000	78
GMAC LLC, 7.50%, 12/31/13 144A	10,000	5
GMAC LLC, 8.00%, 12/13/18 144A	12,000	3
International Lease Finance Corp., 5.45%, 3/24/11	250,000	168

Total		1,542

Industrials - Other (0.3%)
D.R. Horton, Inc., 7.875%, 8/15/11	250,000	239

Total		239

Machinery (1.3%)
John Deere Capital Corp., 2.875%, 6/19/12	1,000,000	1,026

Total		1,026

Oil and Gas (1.3%)
Anadarko Finance Co., 6.75%, 5/1/11	250,000	252
Burlington Resources Finance Co., 6.40%, 8/15/11	250,000	267
Devon Financing Corp. ULC, 6.875%, 9/30/11	250,000	262
Tesoro Corp., 6.25%, 11/1/12	250,000	218

Total		999

Other Finance (1.3%)
American Express Bank, 3.15%, 12/9/11	1,000,000	1,033
Capmark Financial Group, Inc., 5.875%, 5/10/12	100,000	20

Total		1,053

Paper and Forest Products (0.3%)
International Paper Co., 4.00%, 4/1/10	250,000	238

Total		238

Railroads (0.6%)
Canadian National Railway Co., 4.25%, 8/1/09	198,000	198
Norfolk Southern Corp., 6.75%, 2/15/11	237,000	248

Total		446

Real Estate Investment Trusts (0.6%)
Duke Realty LP, 5.625%, 8/15/11	250,000	210
Simon Property Group LP, 5.375%, 6/1/11	250,000	226

Total		436

Retail Food and Drug (0.6%)
CVS/Caremark Corp., 4.00%, 9/15/09	250,000	250
Safeway, Inc., 7.50%, 9/15/09	250,000	255

Total		505

Retail Stores (0.6%)
The Home Depot, Inc., 4.625%, 8/15/10	250,000	251
J.C. Penney Corp., 8.00%, 3/1/10	250,000	250

Total		501

Telecommunications (1.6%)
AT&T, Inc., 4.125%, 9/15/09	293,000	296
Deutsche Telekom International Finance BV, 8.00%, 6/15/10	250,000	261
Rogers Wireless, Inc., 9.625%, 5/1/11	200,000	208
Sprint Capital Corp., 7.625%, 1/30/11	250,000	231
Vodafone Group PLC, 7.75%, 2/15/10	250,000	260

Total		1,256

Vehicle Parts (0.3%)
Johnson Controls, Inc., 5.25%, 1/15/11	250,000	242

Total		242

Total Corporate Bonds (Cost: $23,795)		23,782

Governments (21.0%)
Governments (21.0%)
Federal National Mortgage Association, 3.875%, 7/12/13	5,000,000	5,336
Pooled Funding Trust I, 2.74%, 2/15/12 144A	370,000	374
US Treasury, 0.875%, 1/31/11	1,180,000	1,182
US Treasury, 1.75%, 1/31/14	6,130,000	6,172
US Treasury, 2.00%, 2/28/10	1,290,000	1,306
US Treasury Inflation Index Bond, 0.875%, 4/15/10	2,228,760	2,218
Total Governments (Cost: $16,136)		16,588

Structured Products (38.9%)
Structured Products (38.9%)
Banc of America Mortgage Securities, Inc., Series 2004-G, Class 2A6, 4.65%, 8/25/34	2,375,000	2,341
Capital One Multi-Asset Execution Trust, Series 2007-A6, Class A6, 0.626%, 5/15/13	875,000	835
Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4, 4.94%, 7/15/12	1,000,000	1,005
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.473%, 1/25/36	706,953	464
Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	485,665	507
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	500,000	529
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	692,376	738
Federal National Mortgage Association, 5.00%, 5/1/20	1,486,985	1,547
Federal National Mortgage Association, 6.00%, 8/1/22	1,531,793	1,605
Federal National Mortgage Association, 6.50%, 12/1/37	1,729,897	1,824
Federal National Mortgage Association, 6.50%, 9/1/38	305,420	322
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 7.942%, 12/15/31 144A	1,000,000	964
John Deere Owner Trust, Series 2008-A, Class A4, 4.89%, 3/16/15	1,000,000	937
John Deere Owner Trust, Series 2007-A, Class A3, 5.04%, 7/15/11	540,151	539
John Deere Owner Trust, Series 2007-A, Class A4, 5.07%, 4/15/14	1,500,000	1,465
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A2, 4.064%, 9/15/27	146,492	145
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A2, 4.201%, 12/15/29	986,724	978
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	1,500,000	1,466
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	180,000	152
MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.80%, 10/15/12	700,000	727
Morgan Stanley Dean Witter Capital I, Inc., Series 2000-LIF2, Class A2, 7.20%, 10/15/33	176,110	178
Nissan Auto Receivables Owner Trust, Series 2005-C, Class A4, 4.31%, 3/15/11	384,064	387
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A4, 4.77%, 7/15/11	851,795	860
Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	963,000	904
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.642%, 9/25/46	993,967	854
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.652%, 6/25/37	761,321	672
USAA Auto Owner Trust, Series 2008-2, Class A4, 5.16%, 11/15/13	1,000,000	1,007

Volkswagen Auto Loan Enhanced Trust, Series 2008-2, Class A4A, 6.24%, 7/20/15	1,000,000	1,031
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class A2, 5.15%, 5/25/36 144A	933,590	926
Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	708,859	687
(b) Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6, 4.00%, 8/25/34	3,450,000	3,393
World Financial Properties, 6.91%, 9/1/13 144A	848,064	763
Total Structured Products (Cost: $31,105)		30,752

Short-Term Investments (9.5%)
Federal Government & Agencies (2.6%)
(b) Federal Home Loan Bank Disc Corp., 0.35%, 6/5/09	2,100,000	2,099

Total		2,099

Finance Lessors (1.3%)
(b) Bryant Park Funding LLC, 0.35%, 4/13/09	1,000,000	1,000

Total		1,000

Finance Services (2.5%)
(b) Alpine Securitization, 0.40%, 4/22/09	1,000,000	1,000
(b) Ciesco LLC, 0.55%, 4/9/09	1,000,000	1,000

Total		2,000

Oil and Gas (1.8%)
(b) Devon Energy Corp., 0.55%, 4/1/09	400,000	400
(b) Sempra Global, 1.00%, 4/2/09	1,000,000	1,000

Total		1,400

Short Term Business Credit (1.3%)
(b) Old Line Funding LLC, 0.42%, 4/20/09	1,000,000	1,000

Total		1,000

Total Short-Term Investments (Cost: $7,498)		7,499

Total Investments (99.4%) (Cost: $78,534)(a)		78,621

Other Assets, Less Liabilities (0.6%)		486

Net Assets (100.0%)		79,107

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009 the value of these securities (in thousands) was, $6,747 representing 8.52% of the net assets.

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $78,534 and the net unrealized appreciation of investments based on that cost was $87 which is comprised of $1,503 aggregate gross unrealized appreciation and $1,417 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Two Year Treasury Note (Short)	49	6/09	$(51)
(Total Notional Value at March 31, 2009, $10,625)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$—	$(51)
Level 2 - Other significant observable inputs	78,621	—
Level 3 - Significant unobservable inputs	—	—

Total	78,621	(51)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Select Bond Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Preferred Stocks (0.0%)	Shares/ $ Par	Value $ (000’s)
Finance Services (0.0%)
Preferred Blocker, Inc., 7.00%, 12/31/11	207	41

Total		41

Total Preferred Stocks (Cost: $52)		41

Corporate Bonds (23.8%)
Aerospace/Defense (0.7%)
BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	705,000	688
General Dynamics Corp., 4.25%, 5/15/13	890,000	921
L-3 Communications Corp., 6.375%, 10/15/15	3,050,000	2,874
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,074
Lockheed Martin Corp., 6.15%, 9/1/36	735,000	743
Lockheed Martin Corp., 7.65%, 5/1/16	500,000	579

Total		6,879

Auto Manufacturing (0.2%)
Daimler Finance North America LLC, 5.75%, 5/18/09	1,940,000	1,940
Daimler Finance North America LLC, 8.50%, 1/18/31	240,000	215

Total		2,155

Banking (3.9%)
BA Covered Bond Issuer, 5.50%, 6/14/12 144A	2,505,000	2,454
Bank of America Corp., 5.42%, 3/15/17	925,000	562
Bank of America Corp., 8.125%, 12/29/49	2,210,000	906
The Bank of New York Mellon Corp., 4.95%, 11/1/12	210,000	214
Bank One Corp., 5.25%, 1/30/13	2,835,000	2,620
Barclays Bank PLC, 6.05%, 12/4/17 144A	255,000	201
Barclays Bank PLC, 7.70%, 4/26/49 144A	300,000	132
The Bear Stearns Cos. LLC, 7.25%, 2/1/18	440,000	454
BNP Paribas, 7.195%, 6/29/49 144A	200,000	102
Citigroup Capital XXI, 8.30%, 12/21/57	555,000	267
Citigroup, Inc., 5.125%, 5/5/14	1,645,000	1,402
Citigroup, Inc., 6.125%, 11/21/17	1,315,000	1,140
Citigroup, Inc., 6.125%, 5/15/18	1,095,000	945
Countrywide Financial Corp., 5.80%, 6/7/12	575,000	499
Countrywide Home Loans, Inc., 4.00%, 3/22/11	1,045,000	930
Countrywide Home Loans, Inc., 4.125%, 9/15/09	210,000	208
Credit Agricole SA/London, 6.637%, 5/31/17 144A	220,000	66
Credit Suisse Guernsey, Ltd., 5.86%, 5/29/49	85,000	31
Credit Suisse/New York NY, 5.00%, 5/15/13	1,515,000	1,464
Deutsche Bank Capital Funding Trust VII, 5.628%, 1/19/16 144A	815,000	344
Fifth Third Bancorp, 8.25%, 3/1/38	500,000	306
The Goldman Sachs Group, Inc., 5.15%, 1/15/14	2,645,000	2,414
The Goldman Sachs Group, Inc., 5.75%, 10/1/16	390,000	352
The Goldman Sachs Group, Inc., 7.50%, 2/15/19	180,000	180
HSBC Holdings PLC, 6.80%, 6/1/38	910,000	774
HSBC USA, Inc., 3.125%, 12/16/11	2,650,000	2,739
JPMorgan Chase & Co., 4.75%, 3/1/15	95,000	90
JPMorgan Chase & Co., 7.90%, 4/29/49	1,350,000	868
(d) Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	385,000	49
(d) Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	480,000	58
M&I Marshall & Ilsley Bank, 5.15%, 2/22/12	1,770,000	1,556
Mellon Bank NA, 5.45%, 4/1/16	940,000	892
Merrill Lynch & Co., 6.22%, 9/15/26	240,000	118
Merrill Lynch & Co., 6.40%, 8/28/17	3,110,000	2,231
Morgan Stanley, 2.00%, 9/22/11	2,650,000	2,666
Morgan Stanley, 5.375%, 10/15/15	800,000	723
Morgan Stanley, 5.95%, 12/28/17	800,000	727
Morgan Stanley, 6.25%, 8/9/26	640,000	529
The Northern Trust Co., 5.85%, 11/9/17	250,000	253
Northern Trust Corp., 5.30%, 8/29/11	580,000	589
State Street Bank and Trust Co., 5.30%, 1/15/16	1,385,000	1,266
SunTrust Bank, 3.00%, 11/16/11	2,650,000	2,727
UBS AG/Stamford Branch, 5.75%, 4/25/18	1,525,000	1,276
UBS Preferred Funding Trust V, 6.243%, 5/29/49	170,000	46
UnionBanCal Corp., 5.25%, 12/16/13	565,000	468
Wachovia Corp., 5.35%, 3/15/11	950,000	922
(d)(m) Washington Mutual Bank, 6.75%, 5/20/36	520,000	0
(d)(m) Washington Mutual Bank, 6.875%, 6/15/11	505,000	0
Wells Fargo Capital XIII, 7.70%, 12/29/49	2,525,000	1,203
Zions Bancorporation, 5.50%, 11/16/15	1,520,000	989

Total		41,952

Beverage/Bottling (1.4%)
Anheuser-Busch Companies, Inc., 4.50%, 4/1/18	40,000	34
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	200,000	151
Anheuser-Busch Companies, Inc., 9.00%, 12/1/09	3,025,000	3,126
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 144A	1,260,000	1,236
Bottling Group LLC, 4.625%, 11/15/12	380,000	392
Bottling Group LLC, 5.125%, 1/15/19	430,000	433

Bottling Group LLC, 5.50%, 4/1/16	2,815,000	2,991
Constellation Brands, Inc., 7.25%, 9/1/16	1,180,000	1,121
Diageo Capital PLC, 4.375%, 5/3/10	420,000	424
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18	645,000	609
Dr Pepper Snapple Group, Inc., 7.45%, 5/1/38	510,000	449
PepsiCo, Inc., 3.75%, 3/1/14	120,000	122
PepsiCo, Inc., 4.65%, 2/15/13	265,000	281
PepsiCo, Inc., 5.00%, 6/1/18	275,000	284
PepsiCo, Inc., 7.9%, 11/1/18	375,000	461
SABMiller PLC, 6.20%, 7/1/11 144A	2,965,000	2,990

Total		15,104

Building Products (0.1%)
CRH America, Inc., 6.00%, 9/30/16	575,000	406
CRH America, Inc., 8.125%, 7/15/18	385,000	300

Total		706

Cable/Media/Broadcasting/Satellite (1.1%)
CBS Corp., 6.625%, 5/15/11	125,000	120
Comcast Corp., 5.875%, 2/15/18	800,000	761
Comcast Corp., 5.90%, 3/15/16	1,495,000	1,444
Comcast Corp., 6.40%, 5/15/38	555,000	484
Comcast Corp., 6.50%, 11/15/35	175,000	155
Cox Communications, Inc., 4.625%, 1/15/10	565,000	560
Historic TW, Inc., 6.625%, 5/15/29	430,000	363
Historic TW, Inc., 6.875%, 6/15/18	180,000	167
Rogers Cable, Inc., 5.50%, 3/15/14	1,400,000	1,369
Rogers Cable, Inc., 6.25%, 6/15/13	155,000	156
TCI Communications, Inc., 8.75%, 8/1/15	735,000	793
Time Warner Cable, Inc., 5.40%, 7/2/12	530,000	512
Time Warner Cable, Inc., 6.55%, 5/1/37	900,000	757
Time Warner Cable, Inc., 6.75%, 7/1/18	200,000	188
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	690,000	668
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	1,500,000	1,533
Time Warner, Inc., 5.50%, 11/15/11	1,000,000	987
Viacom, Inc., 5.75%, 4/30/11	765,000	745
Viacom, Inc., 6.125%, 10/5/17	190,000	162

Total		11,924

Conglomerate/Diversified Manufacturing (0.4%)
The Dow Chemical Co., 5.70%, 5/15/18	45,000	32
General Electric Co., 5.00%, 2/1/13	1,900,000	1,900
Honeywell International, Inc., 5.30%, 3/1/18	1,000,000	1,022
Monsanto Co., 5.125%, 4/15/18	130,000	131
United Technologies Corp., 4.875%, 5/1/15	250,000	262
United Technologies Corp., 6.35%, 3/1/11	770,000	821

Total		4,168

Consumer Products (0.4%)
The Clorox Co., 4.20%, 1/15/10	1,750,000	1,762
The Clorox Co., 5.00%, 3/1/13	1,000,000	1,014
Colgate-Palmolive Co., 4.20%, 5/15/13	700,000	717
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	468

Total		3,961

Electric Utilities (3.7%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	489
American Electric Power Co., 5.25%, 6/1/15	1,000,000	936
Bruce Mansfield Unit, 6.85%, 6/1/34	415,000	323
Carolina Power & Light, Inc., 5.15%, 4/1/15	320,000	325
Carolina Power & Light, Inc., 6.50%, 7/15/12	255,000	269
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	200,000	204
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	210,000	190
CenterPoint Energy, Inc., 6.50%, 5/1/18	375,000	314
CMS Energy Corp., 6.875%, 12/15/15	970,000	898
Commonwealth Edison Co., 5.875%, 2/1/33	100,000	82
Connecticut Light and Power Co., 5.65%, 5/1/18	160,000	165
Consolidated Edison Co. of New York, Inc., 5.375%, 12/15/15	485,000	481
Consolidated Natural Gas Co., 5.00%, 12/1/14	1,340,000	1,293
Consumers Energy Co., 5.15%, 2/15/17	1,000,000	942
The Detroit Edison Co., 5.45%, 2/15/35	105,000	88
Dominion Resources, Inc., 6.00%, 11/30/17	40,000	39
Dominion Resources, Inc., 6.40%, 6/15/18	175,000	175
DTE Energy Co., 6.375%, 4/15/33	195,000	137
DTE Energy Co., 7.05%, 6/1/11	1,590,000	1,605
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	640,000	535
Entergy Louisiana LLC, 6.50%, 9/1/18	385,000	362
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	530
Exelon Generation Co. LLC, 6.20%, 10/1/17	955,000	854
Florida Power Corp., 4.80%, 3/1/13	100,000	102
Florida Power Corp., 6.40%, 6/15/38	365,000	381
Indiana Michigan Power Co., 5.05%, 11/15/14	1,560,000	1,392
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	536,099	481
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	975,000	743
MidAmerican Energy Holdings Co., 5.95%, 5/15/37	195,000	168
Monongahela Power Co., 5.70%, 3/15/17 144A	615,000	545
Nevada Power Co., 5.875%, 1/15/15	1,495,000	1,417
Nevada Power Co., 5.95%, 3/15/16	165,000	155
Nevada Power Co., 6.50%, 4/15/12	750,000	762
Nevada Power Co., 6.50%, 5/15/18	1,155,000	1,106
Northern States Power Co., 5.25%, 10/1/18	190,000	194
Ohio Edison Co., 6.40%, 7/15/16	1,000,000	953
Ohio Edison Co., 6.875%, 7/15/36	130,000	114
Oncor Electric Delivery Co., 6.80%, 9/1/18 144A	125,000	123

Oncor Electric Delivery Co., 7.00%, 9/1/22	180,000	168
PacifiCorp, 5.45%, 9/15/13	3,000,000	3,135
Potomac Electric Power Co., 6.50%, 11/15/37	170,000	162
PPL Electric Utilities Corp., 4.30%, 6/1/13	1,800,000	1,791
PPL Electric Utilities Corp., 6.25%, 8/15/09	145,000	146
PPL Energy Supply LLC, 6.50%, 5/1/18	330,000	290
Progress Energy, Inc., 6.85%, 4/15/12	710,000	737
Public Service Co. of Colorado, 6.50%, 8/1/38	1,800,000	1,931
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	1,018
Puget Sound Energy, Inc., 6.274%, 3/15/37	765,000	631
San Diego Gas & Electric Co., 5.30%, 11/15/15	215,000	219
San Diego Gas & Electric Co., 6.125%, 9/15/37	170,000	176
SCANA Corp., 6.25%, 4/1/20	500,000	470
Sierra Pacific Power Co., 6.75%, 7/1/37	400,000	338
South Carolina Electric & Gas Co., 6.05%, 1/15/38	265,000	262
Southern California Edison Co., 5.00%, 1/15/16	1,005,000	1,012
Southern California Edison Co., 5.625%, 2/1/36	70,000	66
Tampa Electric Co., 6.10%, 5/15/18	2,370,000	2,238
Tampa Electric Co., 6.15%, 5/15/37	320,000	255
Tampa Electric Co., 6.55%, 5/15/36	385,000	321
The Toledo Edison Co., 6.15%, 5/15/37	910,000	641
Union Electric Co., 6.40%, 6/15/17	140,000	135
Union Electric Co., 6.70%, 2/1/19	195,000	186
Virginia Electric and Power Co., 5.25%, 12/15/15	3,040,000	3,059
Virginia Electric and Power Co., 5.40%, 1/15/16	300,000	304
Westar Energy, Inc., 8.625%, 12/1/18	125,000	138

Total		39,701

Electronics (0.1%)
Cisco Systems, Inc., 5.90%, 2/15/39	560,000	514
International Business Machines Corp., 8.00%, 10/15/38	700,000	832

Total		1,346

Food Processors (0.9%)
General Mills, Inc., 5.25%, 8/15/13	190,000	196
General Mills, Inc., 5.65%, 2/15/19	325,000	331
General Mills, Inc., 5.70%, 2/15/17	890,000	915
H.J. Heinz Co., 5.35%, 7/15/13	1,425,000	1,470
Kellogg Co., 6.60%, 4/1/11	3,610,000	3,862
Kraft Foods, Inc., 6.50%, 8/11/17	1,305,000	1,344
Kraft Foods, Inc., 6.875%, 1/26/39	440,000	432
Smithfield Foods, Inc., 7.75%, 5/15/13	835,000	559

Total		9,109

Gaming/Lodging/Leisure (0.2%)
Harrah’s Operating Co., 5.75%, 10/1/17	420,000	67
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	2,405,000	1,816

Total		1,883

Gas Pipelines (0.4%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	120,000	103
El Paso Corp., 7.00%, 6/15/17	420,000	358
El Paso Natural Gas Co., 5.95%, 4/15/17	160,000	141
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	200,000	160
Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11	1,765,000	1,686
Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	325,000	319
Southern Natural Gas Co., 5.90%, 4/1/17 144A	175,000	152
Tennessee Gas Pipeline Co., 7.50%, 4/1/17	170,000	164
TransCanada Pipelines, Ltd., 5.85%, 3/15/36	160,000	129
TransCanada Pipelines, Ltd., 6.20%, 10/15/37	305,000	258
TransCanada PipeLines, Ltd., 7.25%, 8/15/38	785,000	734

Total		4,204

Governments (0.0%)
The Williams Companies, Inc., 8.75%, 1/15/20 144A	320,000	318

Total		318

Health Care/Pharmaceuticals (1.0%)
Abbott Laboratories, 6.15%, 11/30/37	335,000	342
AstraZeneca PLC, 5.90%, 9/15/17	500,000	529
Bristol-Myers Squibb Co., 5.875%, 11/15/36	145,000	138
Bristol-Myers Squibb Co., 6.125%, 5/1/38	465,000	464
Eli Lilly and Co., 5.55%, 3/15/37	735,000	698
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	425,000	429
Johnson & Johnson, 5.55%, 8/15/17	1,000,000	1,114
Johnson & Johnson, 5.95%, 8/15/37	735,000	777
Merck & Co., 4.75%, 3/1/15	500,000	519
Merck & Co., 5.75%, 11/15/36	450,000	428
Merck & Co., 6.40%, 3/1/28	125,000	129
Novartis Securities Investment, Ltd., 5.125%, 2/10/19	500,000	508
Pfizer, Inc., 5.35%, 3/15/15	535,000	565
Pfizer, Inc., 6.20%, 3/15/19	465,000	496
Schering-Plough Corp., 6.00%, 9/15/17	1,000,000	1,031
Wyeth, 5.50%, 2/1/14	2,040,000	2,143
Wyeth, 5.95%, 4/1/37	835,000	786

Total		11,096

Independent Finance (0.8%)
American General Finance Corp., 4.50%, 12/1/15	295,000	109
American General Finance Corp., 6.90%, 12/15/17	1,455,000	510
General Electric Capital Corp., 5.625%, 5/1/18	3,635,000	3,161
General Electric Capital Corp., 5.875%, 1/14/38	180,000	129
GMAC LLC, 6.00%, 12/15/11 144A	978,000	666
GMAC LLC, 7.50%, 12/31/13 144A	179,000	86
GMAC LLC, 8.00%, 12/13/18 144A	214,000	62
HSBC Finance Corp., 4.125%, 11/16/09	2,330,000	2,306
International Lease Finance Corp., 4.75%, 1/13/12	1,485,000	867

iStar Financial, Inc., 5.15%, 3/1/12	1,165,000	419
iStar Financial, Inc., 8.625%, 6/1/13	500,000	160
Wells Fargo & Co., 7.98%, 2/28/49	250,000	117

Total		8,592

Industrials - Other (0.1%)
Centex Corp., 7.875%, 2/1/11	245,000	232
D.R. Horton, Inc., 5.375%, 6/15/12	385,000	327
D.R. Horton, Inc., 7.875%, 8/15/11	110,000	105

Total		664

Information/Data Technology (0.2%)
Fiserv, Inc., 6.125%, 11/20/12	765,000	757
Fiserv, Inc., 6.80%, 11/20/17	765,000	715
Seagate Technology HDD Holdings, 6.80%, 10/1/16	510,000	296

Total		1,768

Life Insurance (0.0%)
Prudential Financial, Inc., 5.70%, 12/14/36	145,000	70

Total		70

Machinery (0.1%)
Case Corp., 7.25%, 1/15/16	1,775,000	1,296

Total		1,296

Metals/Mining (0.3%)
Alcoa, Inc., 5.55%, 2/1/17	1,000,000	662
Alcoa, Inc., 5.72%, 2/23/19	860,000	526
Alcoa, Inc., 5.90%, 2/1/27	520,000	291
Barrick North America Fiance LLC, 6.80%, 9/15/18	375,000	374
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	165,000	158
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	550,000	514
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	410,000	359

Total		2,884

Natural Gas Distributors (0.1%)
NiSource Finance Corp., 5.25%, 9/15/17	495,000	369
NiSource Finance Corp., 5.40%, 7/15/14	590,000	472
NiSource Finance Corp., 5.45%, 9/15/20	185,000	136
NiSource Finance Corp., 6.40%, 3/15/18	205,000	166

Total		1,143

Oil & Gas Field Machines and Services (0.1%)
Pride International, Inc., 7.375%, 7/15/14	655,000	645

Total		645

Oil and Gas (1.4%)
Canadian Natural Resources, Ltd., 5.15%, 2/1/13	1,000,000	949
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	140,000	98
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	255,000	192
Canadian Natural Resources, Ltd., 6.50%, 2/15/37	1,185,000	922
ConocoPhillips Canada Funding Co. I, 5.30%, 4/15/12	565,000	591
Devon Energy Corp., 6.30%, 1/15/19	500,000	488
Devon Energy Corp., 7.95%, 4/15/32	200,000	207
EnCana Corp., 5.90%, 12/1/17	325,000	307
EnCana Corp., 6.50%, 8/15/34	450,000	370
EnCana Corp., 6.50%, 2/1/38	300,000	258
EnCana Corp., 6.625%, 8/15/37	340,000	296
Hess Corp., 7.125%, 3/15/33	260,000	223
Hess Corp., 8.125%, 2/15/19	275,000	283
Marathon Oil Corp., 6.125%, 3/15/12	1,000,000	1,011
Marathon Oil Corp., 6.60%, 10/1/37	130,000	103
Nexen, Inc., 5.875%, 3/10/35	1,230,000	814
Nexen, Inc., 6.40%, 5/15/37	115,000	82
Pemex Project Funding Master Trust, 6.625%, 6/15/35	200,000	143
Petro-Canada, 5.95%, 5/15/35	580,000	396
Petro-Canada, 6.05%, 5/15/18	480,000	413
Pioneer Natural Resources Co., 6.875%, 5/1/18	1,340,000	985
Suncor Energy, Inc., 6.50%, 6/15/38	1,330,000	960
Suncor Energy, Inc., 6.85%, 6/1/39	210,000	159
Sunoco, Inc., 5.75%, 1/15/17	625,000	538
Tesoro Corp., 6.25%, 11/1/12	1,590,000	1,387
Tesoro Corp., 6.50%, 6/1/17	2,045,000	1,544
Valero Energy Corp., 6.625%, 6/15/37	355,000	251
XTO Energy, Inc., 5.30%, 6/30/15	195,000	186
XTO Energy, Inc., 6.25%, 4/15/13	100,000	103
XTO Energy, Inc., 6.50%, 12/15/18	380,000	377
XTO Energy, Inc., 6.75%, 8/1/37	450,000	410

Total		15,046

Other Finance (0.6%)
American Express Bank, 3.15%, 12/9/11	2,650,000	2,738
Capmark Financial Group, Inc., 7.80%, 5/10/17	255,000	47
Eaton Vance Corp., 6.50%, 10/2/17	85,000	73
PNC Financial Services Group, Inc., 8.25%, 5/21/13	2,370,000	1,160
SLM Corp., 5.375%, 1/15/13	80,000	44
SLM Corp., 5.375%, 5/15/14	445,000	231
SLM Corp., 5.45%, 4/25/11	3,020,000	1,932

Total		6,225

Other Services (0.1%)
Waste Management, Inc., 5.00%, 3/15/14	540,000	515
Waste Management, Inc., 6.10%, 3/15/18	1,090,000	1,030

Total		1,545

Other Transportation (0.0%)
FedEx Corp., 8.00%, 1/15/19	105,000	111

Total		111

Paper and Forest Products (0.0%)
Weyerhaeuser Co., 6.875%, 12/15/33	200,000	123

Total		123

Property and Casualty Insurance (0.0%)
The Progressive Corp., 6.70%, 6/15/37	245,000	110

Total		110

Railroads (0.5%)
Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	710,000	652
Burlington Northern Santa Fe Corp., 6.20%, 8/15/36	625,000	570
Canadian National Railway Co., 5.85%, 11/15/17	120,000	124
Canadian Pacific Railway Co., 5.95%, 5/15/37	145,000	101
CSX Corp., 5.60%, 5/1/17	1,760,000	1,480
Norfolk Southern Corp., 5.75%, 1/15/16 144A	205,000	206
Union Pacific Corp., 5.65%, 5/1/17	1,105,000	1,065
Union Pacific Corp., 5.75%, 11/15/17	550,000	525
Union Pacific Corp., 6.65%, 1/15/11	565,000	589

Total		5,312

Real Estate Investment Trusts (1.0%)
AvalonBay Communities, Inc., 5.50%, 1/15/12	360,000	339
BRE Properties, Inc., 5.50%, 3/15/17	315,000	208
Colonial Realty LP, 6.05%, 9/1/16	255,000	155
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,000,000	447
Duke Realty LP, 5.95%, 2/15/17	865,000	517
Duke Realty LP, 6.50%, 1/15/18	1,000,000	589
ERP Operating LP, 5.25%, 9/15/14	1,325,000	1,063
ERP Operating LP, 5.75%, 6/15/17	420,000	332
First Industrial LP, 5.25%, 6/15/09	1,275,000	1,245
HCP, Inc., 6.00%, 1/30/17	290,000	195
HCP, Inc., 6.70%, 1/30/18	170,000	115
HRPT Properties Trust, 5.75%, 11/1/15	800,000	508
ProLogis, 5.50%, 3/1/13	1,380,000	817
ProLogis, 5.75%, 4/1/16	865,000	475
Simon Property Group LP, 5.375%, 6/1/11	2,370,000	2,139
Simon Property Group LP, 5.60%, 9/1/11	590,000	526
Simon Property Group LP, 6.10%, 5/1/16	1,155,000	914

Total		10,584

Restaurants (0.1%)
Darden Restaurants, Inc., 6.20%, 10/15/17	85,000	71
Darden Restaurants, Inc., 6.80%, 10/15/37	470,000	324
Yum! Brands, Inc., 6.875%, 11/15/37	575,000	477

Total		872

Retail Food and Drug (0.5%)
CVS/Caremark Corp., 4.875%, 9/15/14	730,000	724
CVS/Caremark Corp., 6.125%, 8/15/16	330,000	332
CVS/Caremark Corp., 6.25%, 6/1/27	1,475,000	1,359
Delhaize Group, 6.50%, 6/15/17	570,000	551
The Kroger Co., 6.15%, 1/15/20	1,275,000	1,261
The Kroger Co., 7.00%, 5/1/18	170,000	179
The Kroger Co., 7.50%, 4/1/31	735,000	808
Tesco PLC, 6.15%, 11/15/37 144A	440,000	398

Total		5,612

Retail Stores (0.6%)
Costco Wholesale Corp., 5.50%, 3/15/17	555,000	585
The Home Depot, Inc., 5.875%, 12/16/36	585,000	414
J.C. Penney Corp., 5.75%, 2/15/18	105,000	74
J.C. Penney Corp., 6.375%, 10/15/36	210,000	131
J.C. Penney Corp., 6.875%, 10/15/15	490,000	377
J.C. Penney Corp., 7.95%, 4/1/17	420,000	346
Kohl’s Corp., 6.25%, 12/15/17	510,000	469
Kohl’s Corp., 6.875%, 12/15/37	380,000	286
Macy’s Retail Holdings, Inc., 7.00%, 2/15/28	95,000	51
Nordstrom, Inc., 7.00%, 1/15/38	225,000	154
Target Corp., 5.375%, 5/1/17	1,495,000	1,474
Target Corp., 6.50%, 10/15/37	635,000	563
Wal-Mart Stores, Inc., 5.80%, 2/15/18	1,000,000	1,093
Wal-Mart Stores, Inc., 5.875%, 4/5/27	810,000	807

Total		6,824

Telecommunications (2.2%)
AT&T Corp., 7.30%, 11/15/11	1,500,000	1,612
AT&T Corp., 8.00%, 11/15/31	1,470,000	1,597
AT&T Mobility LLC, 7.125%, 12/15/31	1,535,000	1,477
AT&T, Inc., 5.10%, 9/15/14	1,625,000	1,630
British Telecommunications PLC, 8.625%, 12/15/10	1,000,000	1,041
British Telecommunications PLC, 9.125%, 12/15/30	500,000	454
Deutsche Telekom International Finance BV, 5.75%, 3/23/16	480,000	471
Embarq Corp., 6.738%, 6/1/13	230,000	214
Embarq Corp., 7.082%, 6/1/16	415,000	374
Embarq Corp., 7.995%, 6/1/36	635,000	476
France Telecom SA, 7.75%, 3/1/11	1,000,000	1,071
France Telecom SA, 8.50%, 3/1/31	800,000	1,009
Rogers Communications, Inc., 6.80%, 8/15/18	500,000	500
Rogers Wireless, Inc., 6.375%, 3/1/14	625,000	633
Sprint Capital Corp., 8.375%, 3/15/12	1,365,000	1,228
Telecom Italia Capital SA, 4.00%, 1/15/10	1,565,000	1,541
Telecom Italia Capital SA, 6.20%, 7/18/11	1,225,000	1,203
Verizon Communications, Inc., 5.85%, 9/15/35	3,135,000	2,664
Verizon Communications, Inc., 6.10%, 4/15/18	1,085,000	1,075
Verizon Communications, Inc., 8.95%, 3/1/39	425,000	488
Vodafone Group PLC, 5.00%, 9/15/15	210,000	205
Vodafone Group PLC, 5.375%, 1/30/15	355,000	353
Vodafone Group PLC, 5.625%, 2/27/17	970,000	961
Vodafone Group PLC, 5.75%, 3/15/16	965,000	966

Total		23,243

Tobacco (0.5%)
Altria Group, Inc., 9.70%, 11/10/18	660,000	719
Altria Group, Inc., 9.95%, 11/10/38	815,000	813
Philip Morris International, Inc., 5.65%, 5/16/18	760,000	755
Philip Morris International, Inc., 6.375%, 5/16/38	760,000	736
Reynolds American, Inc., 6.75%, 6/15/17	150,000	128

Reynolds American, Inc., 7.25%, 6/15/37	150,000	110
Reynolds American, Inc., 7.625%, 6/1/16	1,735,000	1,536

Total		4,797

Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.25%, 1/15/11	565,000	547
Johnson Controls, Inc., 5.50%, 1/15/16	580,000	429
Johnson Controls, Inc., 6.00%, 1/15/36	360,000	200

Total		1,176

Total Corporate Bonds (Cost: $281,780)		253,148

Governments (16.8%)
Governments (0.1%)
Overseas Private Investment, 4.10%, 11/15/14	1,727,760	1,773
Governments (16.7%)
Federal Home Loan Mortgage Corp., 4.875%, 6/13/18	33,778,000	37,458
Israel Government AID Bond, 5.50%, 4/26/24	1,910,000	2,152
Noble Energy, Inc., 8.25%, 3/1/19	880,000	901
Pooled Funding Trust I, 2.74%, 2/15/12 144A	7,400,000	7,479
(e) Tennesse Valley Authority Stripped, 0.00%, 4/15/42	3,600,000	3,372
US Department of Housing & Urban Development, 6.08%, 8/1/13	4,000,000	4,384
US Department of Housing and Urban Development, 6.17%, 8/1/14	3,000,000	3,289
US Treasury, 0.875%, 1/31/11	6,110,000	6,123
US Treasury, 0.875%, 2/28/11	6,610,000	6,623
US Treasury, 1.75%, 1/31/14	27,355,000	27,541
US Treasury, 1.875%, 2/28/14	8,060,000	8,148
US Treasury, 2.75%, 2/15/19	4,005,000	4,027
US Treasury, 3.50%, 2/15/39	200,000	198
US Treasury, 3.75%, 11/15/18	16,119,000	17,571
US Treasury, 4.375%, 2/15/38	11,650,000	13,234
US Treasury, 4.50%, 5/15/38	5,095,000	5,949
US Treasury, 5.50%, 8/15/28	15,307,000	19,318
US Treasury, 8.125%, 8/15/21	915,000	1,360
US Treasury Inflation Index Bond, 2.00%, 4/15/12	4,080,331	4,198
US Treasury Inflation Index Bond, 2.625%, 7/15/17	4,072,403	4,422
Total Governments (Cost: $171,477)		179,520

Structured Products (52.9%)
Structured Products (52.9%)
AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/1/21	15,910,000	16,093
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.212%, 2/14/43 IO	33,517,871	1,151
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,572,008	777
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	1,884,286	948
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.658%, 6/10/49	2,477,000	1,679
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.689%, 4/10/49	12,033,000	8,725
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.582%, 1/25/37	1,586,076	794
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.612%, 5/25/37	2,503,875	2,209
Banc of America Mortgage Securities, Inc., Series 2004-G, Class 2A6, 4.65%, 8/25/34	3,817,000	3,762
Bank of America Credit Card Trust, Series 2007-A8, Class A8, 5.59%, 11/17/14	4,500,000	4,474
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	1,730,000	1,809
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	7,000,000	7,044
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.70%, 6/10/17	5,502,000	3,780
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	800,273	744
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	1,119,426	1,089
Countrywide Alternative Loan Trust, Series 2003-J1, Class 1A8, 5.25%, 10/25/33	73,816	58
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.473%, 1/25/36	979,700	643
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 6A1, 5.50%, 8/25/20	2,425,366	2,286
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 7/25/36	2,105,668	1,462
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	2,238,386	1,666
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	1,773,380	1,711
Discover Card Master Trust, Series 2007-A1, Class A1, 5.65%, 3/16/20	6,255,000	5,435
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.45%, 2/18/31 IO	14,541,420	443
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.506%, 10/15/30 IO 144A	8,154,849	203
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,366,635	1,391
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	1,537,891	1,591

Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	4,230,082	4,365
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	1,719,834	1,783
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	3,818,983	3,958
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	2,394,149	2,497
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	346,565	361
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	1,337,656	1,392
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	1,944,555	2,023
Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	968,746	1,006
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	7,270,840	7,518
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	2,650,604	2,741
(b) Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	24,289,463	25,114
Federal Home Loan Mortgage Corp., 5.00%, 6/1/38	5,195,308	5,364
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	669,713	700
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	1,954,062	2,042
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	365,848	383
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	2,604,028	2,720
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	1,872,770	1,955
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	2,564,006	2,676
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	1,975,235	2,054
Federal Home Loan Mortgage Corp., 5.50%, 3/1/37	9,965,240	10,351
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	7,266,182	7,548
Federal Home Loan Mortgage Corp., 5.50%, 6/1/37	5,470,069	5,682
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	5,159,664	5,592
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	1,116,117	1,168
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	2,550,000	2,696
(b) Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	29,276,144	30,641
Federal National Mortgage Association, 4.00%, 6/1/19	897,946	918
Federal National Mortgage Association, 4.50%, 6/1/19	4,616,503	4,781
Federal National Mortgage Association, 4.50%, 8/1/19	936,646	970
Federal National Mortgage Association, 4.50%, 12/1/19	506,516	525
Federal National Mortgage Association, 4.50%, 7/1/20	2,399,836	2,480
Federal National Mortgage Association, 4.50%, 9/1/20	3,214,320	3,321
Federal National Mortgage Association, 5.00%, 3/1/20	1,674,751	1,744
Federal National Mortgage Association, 5.00%, 4/1/20	660,719	688
Federal National Mortgage Association, 5.00%, 5/1/20	7,476,830	7,782
Federal National Mortgage Association, 5.00%, 3/1/34	520,068	538
Federal National Mortgage Association, 5.00%, 4/1/35	1,956,675	2,023
Federal National Mortgage Association, 5.00%, 7/1/35	3,226,297	3,336
Federal National Mortgage Association, 5.00%, 10/1/35	2,037,082	2,107
Federal National Mortgage Association, 5.32%, 4/1/14	1,692,564	1,812
Federal National Mortgage Association, 5.38%, 1/1/17	1,954,000	2,041
Federal National Mortgage Association, 5.50%, 4/1/21	1,516,349	1,584
Federal National Mortgage Association, 5.50%, 9/1/34	1,239,951	1,291
Federal National Mortgage Association, 5.50%, 3/1/35	3,984,280	4,144
Federal National Mortgage Association, 5.50%, 7/1/35	1,006,053	1,046
Federal National Mortgage Association, 5.50%, 8/1/35	2,520,658	2,622
Federal National Mortgage Association, 5.50%, 9/1/35	14,510,824	15,093
Federal National Mortgage Association, 5.50%, 10/1/35	4,228,508	4,398
Federal National Mortgage Association, 5.50%, 11/1/35	11,517,333	11,979
Federal National Mortgage Association, 5.50%, 1/1/36	9,262,397	9,634
Federal National Mortgage Association, 5.50%, 2/1/37	5,149,157	5,350
Federal National Mortgage Association, 5.50%, 3/1/37	1,740,030	1,808
Federal National Mortgage Association, 5.50%, 5/1/37	2,261,480	2,349
Federal National Mortgage Association, 5.50%, 6/1/37	398,723	414
(b) Federal National Mortgage Association, 5.50%, 2/1/38	41,065,146	42,664
Federal National Mortgage Association, 5.50%, 3/1/38	738,814	768
Federal National Mortgage Association, 5.50%, 4/1/38	10,783,476	11,203
Federal National Mortgage Association, 5.50%, 5/1/38	14,612,423	15,181
Federal National Mortgage Association, 5.50%, 6/1/38	9,268,744	9,629

Federal National Mortgage Association, 5.50%, 7/1/38	753,092	782
Federal National Mortgage Association, 6.00%, 5/1/35	215,293	225
Federal National Mortgage Association, 6.00%, 6/1/35	38,813	41
Federal National Mortgage Association, 6.00%, 7/1/35	4,205,115	4,402
Federal National Mortgage Association, 6.00%, 10/1/35	1,664,793	1,743
Federal National Mortgage Association, 6.00%, 11/1/35	3,816,153	3,995
Federal National Mortgage Association, 6.00%, 6/1/36	4,358,374	4,560
Federal National Mortgage Association, 6.00%, 9/1/36	2,393,697	2,505
Federal National Mortgage Association, 6.00%, 1/1/37	21,781	23
Federal National Mortgage Association, 6.00%, 6/1/37	42,235	44
Federal National Mortgage Association, 6.00%, 10/1/37	19,673	21
Federal National Mortgage Association, 6.00%, 11/1/37	14,149,538	14,795
Federal National Mortgage Association, 6.00%, 1/1/38	17,408,520	18,203
Federal National Mortgage Association, 6.00%, 6/1/38	7,292,606	7,625
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	4,535,389	4,708
Federal National Mortgage Association, 6.50%, 9/1/37	1,072,927	1,132
Federal National Mortgage Association, 6.50%, 1/1/38	23,321,072	24,595
Federal National Mortgage Association, 6.50%, 9/1/38	15,183,145	16,012
Federal National Mortgage Association, 6.75%, 4/25/18	830,186	879
Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	6,949,000	7,334
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	5,556,624	5,828
First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	2,406,949	2,036
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 7.942%, 12/15/31 144A	3,100,000	2,989
Government National Mortgage Association, 5.50%, 10/15/31	49,856	52
Government National Mortgage Association, 5.50%, 11/15/31	13,701	14
Government National Mortgage Association, 5.50%, 12/15/31	144,927	151
Government National Mortgage Association, 5.50%, 1/15/32	485,365	507
Government National Mortgage Association, 5.50%, 2/15/32	142,951	149
Government National Mortgage Association, 5.50%, 3/15/32	141,104	147
Government National Mortgage Association, 5.50%, 4/15/32	17,089	18
Government National Mortgage Association, 5.50%, 7/15/32	24,011	25
Government National Mortgage Association, 5.50%, 9/15/32	3,586,869	3,751
Greenwich Capital Commercial Funding Corp., Series 2006-FL4A, Class A1, 0.598%, 11/5/21 144A	504,023	408
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	2,800,000	2,363
Louisiana Public Facilities Authority, Series 2008, , 6.55%, 8/1/20	2,400,000	2,383
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	899,869	973
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	1,219,500	1,186
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 0.592%, 1/25/37	2,272,377	1,152
Merrill Lynch/ Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4, 5.749%, 6/12/50	2,399,000	1,514
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	351,117	275
Nissan Auto Receivables Owner Trust, Series 2007-B, Class A3, 5.03%, 5/16/11	6,000,000	6,094
Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	6,869,000	6,449
(d)(n) RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	520,592	416
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.612%, 3/25/37	1,865,230	1,520
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.632%, 3/25/37	2,130,805	1,872
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.642%, 9/25/46	2,945,110	2,530
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.652%, 6/25/37	3,381,025	2,985
Volkswagen Auto Loan Enhanced Trust, Series 2008-2, Class A4A, 6.24%, 7/20/15	2,660,000	2,744
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-6, Class 4A, 6.714%, 11/25/34	1,157,377	1,011
Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	1,131,339	1,096
Wells Fargo Mortgage Backed Securities, Series 2006-2, Class 1A1, 5.00%, 3/25/36	2,501,952	1,955

Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6, 4.00%, 8/25/34	5,728,000	5,633
Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	1,308,853	1,285
Wells Fargo Mortgage Backed Securities Trust, Series 2005-7, Class A1, 5.25%, 9/25/35	3,011,094	2,613
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	3,428,378	2,941
Total Structured Products (Cost: $559,902)		563,209

Short-Term Investments (12.3%)
Commercial Banks Non-US (0.9%)
(b) Rabobank USA Financial Corp., 0.15%, 4/7/09	10,000,000	10,000

Total		10,000

Electric Utilities (1.9%)
(b) Duke Energy Corp., 0.60%, 4/3/09	10,000,000	9,999
(b) Duke Energy Corp., 0.65%, 4/2/09	10,000,000	10,000

Total		19,999

Federal Government & Agencies (0.2%)
(b) Federal Home Loan Bank, 0.34%, 6/12/09	2,000,000	1,999

Total		1,999

Finance Services (5.6%)
(b) Alpine Securitization, 0.40%, 4/22/09	10,000,000	9,998
(b) Ciesco LLC, 0.55%, 4/6/09	10,000,000	9,999
(b) Ciesco LLC, 0.65%, 4/1/09	10,000,000	10,000
(b) Ciesco LLC, 0.67%, 4/21/09	10,000,000	9,996
(b) Gemini Securit Corp. LLC, 0.55%, 4/16/09	20,000,000	19,996

Total		59,989

Oil and Gas (3.7%)
(b) Devon Energy Corp., 0.55%, 4/1/09	19,350,000	19,350
(b) Sempra Global, 1.00%, 4/1/09	10,000,000	10,000
(b) Sempra Global, 1.25%, 4/3/09	10,000,000	9,999

Total		39,349

Total Short-Term Investments (Cost: $131,336)		131,336

Total Investments (105.8%) (Cost: $1,144,547)(a)		1,127,254

Other Assets, Less Liabilities (-5.8%)		(62,105)

Net Assets (100.0%)		1,065,149

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009 the value of these securities (in thousands) was, $35,467 representing 3.33% of the net assets.

IO - Interest Only Security

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $1,144,547 and the net unrealized depreciation of investments based on that cost was $17,293 which is comprised of $30,903 aggregate gross unrealized appreciation and $48,196 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Note Commodity (Long) (Total Notional Value at March 31, 2009, $34,378)	294	6/09	$538
US Long Bond (CBT) Commodity (Short) (Total Notional Value at March 31, 2009, $2,030)	16	6/09	(45)
US Ten Year Treasury Note (Short) (Total Notional Value at March 31, 2009, $105,122)	869	6/09	(2,705)
US Two Year Treasury Note (Long) (Total Notional Value at March 31, 2009, $88,000)	406	6/09	462

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(m)	Amount is less than one thousand.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$—	$(1,750)
Level 2 - Other significant observable inputs	1,126,837	—
Level 3 - Significant unobservable inputs	416	—

Total	1,127,254	(1,750)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Corporate Bonds (5.3%)	Shares/ $ Par	Value $ (000’s)
Banking (2.6%)
Bank of America Corp., 1.33%, 6/12/09	100,000	100
Citigroup Funding, Inc., 2.29%, 5/7/10	200,000	180
Citigroup, Inc., 1.262%, 12/28/09	300,000	277
Citigroup, Inc., 6.125%, 8/25/36	200,000	107
Credit Suisse USA, Inc., .625%, 11/20/09	100,000	99
Credit Suisse USA, Inc., 1.331%, 11/20/09	100,000	99
Credit Suisse USA, Inc., 1.364%, 6/5/09	300,000	299
Credit Suisse USA, Inc., 1.438%, 8/16/11	300,000	275
The Goldman Sachs Group, Inc., 1.332%, 6/28/10	200,000	191
The Goldman Sachs Group, Inc., 1.416%, 2/6/12	200,000	173
HSBC Finance Corp., 1.49%, 5/10/10	300,000	255
Wachovia Corp., 1.311%, 12/1/09	200,000	197
Wells Fargo Capital X, 5.95%, 12/15/36	200,000	135

Total		2,387

Electronics (0.3%)
Hewlett-Packard Co., 1.37%, 3/1/12	300,000	286

Total		286

Independent Finance (0.9%)
Caterpillar Financial Services Corp., 1.976%, 6/24/11	400,000	377
General Electric Capital Corp., 6.75%, 3/15/32	200,000	162
John Deere Capital Corp., 1.163%, 7/16/10	300,000	294

Total		833

Life Insurance (0.3%)
Pricoa Global Funding I, 1.304%, 1/15/10 144A	300,000	278

Total		278

Property and Casualty Insurance (0.7%)
American International Group, Inc., 1.22%, 1/29/10 144A	300,000	189
American International Group, Inc., 5.85%, 1/16/18	600,000	235
Metropolitan Life Global Funding I, 1.278%, 5/17/10 144A	300,000	283

Total		707

Retail Stores (0.2%)
Wal-Mart Stores, Inc., 6.20%, 4/15/38	200,000	202

Total		202

Security Brokers and Dealers (0.3%)
Merrill Lynch & Co., 6.40%, 8/28/17	400,000	287

Total		287

Total Corporate Bonds (Cost: $5,804)		4,980

Governments (87.2%)
Governments (87.2%)
Federal Home Loan Banks, 5.625%, 6/11/21	100,000	112
Federal Home Loan Mortgage Corp., 0.00%, 9/15/29	1,500,000	534
Federal Home Loan Mortgage Corp., 3.75%, 3/27/19	900,000	912
Federal Home Loan Mortgage Corp., 5.00%, 4/18/17	3,300,000	3,604
Federal National Mortgage Association, 0.00%, 6/1/17	300,000	219
Federal National Mortgage Association, 5.00%, 6/1/35	997,065	1,031
Federal National Mortgage Association, 5.00%, 2/1/36	1,834,583	1,897
Federal National Mortgage Association, 5.375%, 4/11/22	400,000	414
Federal National Mortgage Association, 5.625%, 7/15/37	500,000	558
Federal National Mortgage Association, 6.21%, 8/6/38	100,000	119
Federal National Mortgage Association, 6.25%, 5/15/29	1,900,000	2,377
Federal National Mortgage Association, 6.625%, 11/15/30	1,600,000	2,100
Financing Corp. Stripped, 0.00%, 12/27/18	500,000	335
Financing Corp. Stripped, 0.00%, 9/26/19	1,300,000	868
Israel Government AID Bond, 0.00%, 5/15/21	200,000	123
Israel Government AID Bond, 0.00%, 2/15/23	100,000	56
Israel Government AID Bond, 0.00%, 5/15/23	800,000	443
Israel Government AID Bond, 5.50%, 9/18/23	400,000	450
Residual Funding Stripped, 0.00%, 10/15/20	1,800,000	1,118
Residual Funding Stripped, 0.00%, 4/15/28	400,000	171
Residual Funding Stripped, 0.00%, 1/15/30	1,200,000	481
Residual Funding Stripped, 0.00%, 4/15/30	1,600,000	635
Tennessee Valley Authority, 4.50%, 4/1/18	200,000	207
Tennessee Valley Authority, 5.375%, 4/1/56	1,210,000	1,268
US Treasury, 5.25%, 11/15/28	1,600,000	1,968
US Treasury, 5.375%, 2/15/31	400,000	504
US Treasury, 5.50%, 8/15/28	300,000	379
US Treasury, 6.25%, 8/15/23	2,300,000	3,026
(b) US Treasury, 7.125%, 2/15/23	9,200,000	12,938
US Treasury, 7.25%, 8/15/22	700,000	989
US Treasury, 8.00%, 11/15/21	700,000	1,036
US Treasury, 8.125%, 5/15/21	600,000	889
US Treasury, 8.125%, 8/15/21	3,900,000	5,797

US Treasury, 8.50%, 2/15/20	1,000,000	1,493
US Treasury, 8.75%, 8/15/20	400,000	610
US Treasury Inflation Index Bond, 1.75%, 1/15/28	604,632	579
US Treasury Inflation Index Bond, 2.375%, 1/15/25	1,007,982	1,047
US Treasury Inflation Index Bond, 3.625%, 4/15/28	391,578	483
US Treasury Stripped, 0.00%, 5/15/20	7,700,000	5,242
US Treasury Stripped, 0.00%, 8/15/20	1,000,000	669
US Treasury Stripped, 0.00%, 5/15/21	4,300,000	2,785
(b) US Treasury Stripped, 0.00%, 11/15/21	18,400,000	11,637
US Treasury Stripped, 0.00%, 8/15/22	8,200,000	5,025
US Treasury Stripped, 0.00%, 2/15/26	1,600,000	860
US Treasury Stripped, 0.00%, 5/15/26	700,000	365
US Treasury Stripped, 0.00%, 8/15/26	1,000,000	514
US Treasury Stripped, 0.00%, 11/15/27	1,600,000	789
US Treasury Stripped, 0.00%, 8/15/28	800,000	378
US Treasury Stripped, 0.00%, 11/15/28	2,600,000	1,236
US Treasury Stripped, 0.00%, 8/15/29	300,000	139
Total Governments (Cost: $78,917)		81,409

Municipal Bonds (0.6%)
Municipal Bonds (0.6%)
Poway Unified Public School District, 4.50%, 9/15/37 RB , AMBAC	200,000	165
Puerto Rico Sales Tax Financing Corp., Series A, 0.00%, 8/1/54 RB , AMBAC	1,600,000	69
Salt River Project Agricultural Improvement and Power District, Series A, 5.00%, 1/1/39 RB	300,000	286

Total		520

Total Municipal Bonds (Cost: $631)		520

Structured Products (15.9%)
Structured Products (15.9%)
American Home Mortgage Investment Trust, Series 2005-3, Class 2A2, 5.00%, 9/25/35	100,000	80
Bank of America Credit Card Trust, Series 2006-A9, Class A9, 0.566%, 2/15/13	200,000	191
Bank of America Credit Card Trust, Series 2007-A9, Class A9, 0.596%, 11/17/14	200,000	176
(k) Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 21A, 4.45%, 5/25/34	7,150	5
Chase Credit Card Master Trust, Series 2002-3, Class A, 0.726%, 9/15/11	100,000	100
Chase Issuance Trust, Series 2007-A6, Class A6, 0.556%, 4/16/12	400,000	389
Chase Issuance Trust, Series 2007-A1, Class A1, 0.576%, 3/15/13	200,000	190
Chase Issuance Trust, Series 2005-A8, Class A8, 0.596%, 10/15/12	500,000	481
Chase Issuance Trust, Series 2007-A14, Class A14, 0.806%, 9/15/11	100,000	99
Chase Issuance Trust, Series 2008-A1, Class A1, 1.01%, 1/15/12	200,000	197
Chase Issuance Trust, Series 2008-A7, Class A7, 1.21%, 11/15/11	100,000	99
Chase Issuance Trust, Series 2008-A10, Class A10, 1.31%, 8/17/15	200,000	177
Chase Issuance Trust, Series 2008-A13, Class A13, 2.82%, 9/15/15	300,000	274
Chevy Chase Mortgage Funding Corp., Series 2007-2A, Class A1, 0.652%, 5/25/48 144A	17,979	6
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3, Class A3A, 0.582%, 7/25/45	63,439	45
Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.802%, 2/25/37	137,232	56
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class 2A1, 4.812%, 4/20/35	31,557	23
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-12, Class 1A2, 5.25%, 5/25/35	184,967	139
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 4.751%, 8/25/33	10,962	9
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 4.878%, 7/25/33	8,246	7
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.786%, 2/15/19	145,402	141
Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.00%, 11/15/35	341,272	347
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.50%, 2/15/34	660,867	693
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-61, Class 1A1, 3.22%, 7/25/44	42,603	42
Federal National Mortgage Association, Series 2007-114, Class A6, 0.722%, 10/27/37	100,000	90
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.25%, 5/25/37	216,942	203
Federal National Mortgage Association, Series 2005-47, Class PA, 5.50%, 9/25/24	18,999	19
Federal National Mortgage Association, Series 2005-57, Class PA, 5.50%, 5/25/27	12,375	13
Federal National Mortgage Association TBA, 5.00%, 4/1/39	2,000,000	2,064
Federal National Mortgage Association TBA, 5.50%, 4/1/39	3,200,000	3,321

Federal National Mortgage Association TBA, 5.50%, 5/1/39	1,000,000	1,035
Federal National Mortgage Association Whole Loan, Series 2004-W9, Class 1A3, 6.05%, 2/25/44	300,000	308
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF12, Class A2, 0.562%, 9/25/36	17,828	17
General Motors Acceptance Corp. Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A, 4.696%, 6/25/34	25,254	15
Honda Auto Receivables Owner Trust, Series 2008-1, Class A2, 3.77%, 9/20/10	360,233	362
Indymac Residential Asset Backed Trust, Series 2007-B, Class 2A1, 0.602%, 7/25/37	38,148	33
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.747%, 2/12/49	100,000	71
Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 2.11%, 4/25/38	378,541	320
MBNA Credit Card Master Note Trust, Series 2002-A5, Class A5, 0.736%, 10/17/11	200,000	199
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A1, 0.582%, 7/25/37	48,922	43
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 1.07%, 7/9/21 144A	400,000	283
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A, 4.723%, 5/25/33	21,780	17
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 4.981%, 5/25/33	18,271	17
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.772%, 11/25/35	56,757	34
MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 3.01%, 10/25/35	64,070	43
Morgan Stanley ABS Capital I, Inc., Series 2007-NC3, Class A2A, 0.582%, 5/25/37	51,704	43
SLC Student Loan Trust, Series 2007-1, Class A1, 1.214%, 2/15/15	61,104	61
SLM Student Loan Trust, Series 2006-7, Class A2, 1.149%, 10/25/16	11,387	11
SLM Student Loan Trust, Series 2006-5, Class A2, 1.149%, 7/25/17	26,068	26
SLM Student Loan Trust, Series 2006-6, Class A1, 1.149%, 10/25/18	35,930	35
SLM Student Loan Trust, Series 2006-9, Class A2, 1.159%, 4/25/17	37,576	37
SLM Student Loan Trust, Series 2007-2, Class A2, 1.159%, 7/25/17	500,000	474
SLM Student Loan Trust, Series 2008-7, Class A2, 1.659%, 10/25/17	200,000	193
SLM Student Loan Trust, Series 2003-7A, Class A5A, 2.52%, 12/15/33 144A	250,000	193
SLM Student Loan Trust, Series 2008-9, Class A, 2.659%, 4/25/23	598,244	587
South Carolina Student Loan Corp., Series 2008-1, Class A1, 1.76%, 9/2/14	219,100	217
South Carolina Student Loan Corp., Series 2008-1, Class A2, 1.81%, 3/1/18	400,000	387
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 4A1, 5.19%, 12/25/34	51,119	40
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 0.886%, 10/19/34	14,258	8
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 3.742%, 3/25/34	82,376	59
Total Structured Products (Cost: $15,301)		14,844

Total Investments (109.0%) (Cost: $100,653)(a)		101,753

Other Assets, Less Liabilities (-9.0%)		(8,436)

Net Assets (100.0%)		93,317

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009 the value of these securities (in thousands) was, $1,233 representing 1.32% of the net assets.

RB - Revenue Bond

AMBAC - American Municipal Bond Assurance Corp.

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $100,653 and the net unrealized appreciation of investments based on that cost was $1,100 which is comprised of $3,162 aggregate gross unrealized appreciation and $2,062 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Future (Long) (Total Notional Value at March 31, 2009, $3,129)	13	9/09	$85
90 Day Euro $ Commodity Future (Long) (Total Notional Value at March 31, 2009, $3,119)	13	12/09	90
90 Day Euro $ Commodity Future (Long) (Total Notional Value at March 31, 2009, $3,112)	13	3/10	96
90 Day Euro $ Commodity Future (Long) (Total Notional Value at March 31, 2009, $9,260)	38	6/10	102
90 Day Euro $ Commodity Future (Long) (Total Notional Value at March 31, 2009, $6,144)	25	9/10	5
90 Day Euro $ Commodity Future (Long) (Total Notional Value at March 31, 2009, $6,131)	25	12/10	5
90 Day Euro $ Commodity Future (Long) (Total Notional Value at March 31, 2009, $6,121)	25	3/11	6
US Ten Year Treasury Note (Long) (Total Notional Value at March 31, 2009, $17,445)	144	6/09	423

(i)	Written options outstanding on March 31, 2009

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Put - CME 90 Day Euro $ Commodity	$98.50	9/09	6	$(1)

(Premiums Received $2)				$(1)

CME - Chicago Merchantile Exchange

(k)	Cash or securities with an aggregate value of $5 (in thousands) have been pledged as collateral for swap contracts outstanding, short sales or written options on March 31, 2009.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$—	$811
Level 2 - Other significant observable inputs	101,753	—
Level 3 - Significant unobservable inputs	—	—

Total	101,753	811

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Inflation Protection Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Corporate Bonds (6.8%)	Shares/ $ Par	Value $ (000’s)
Banking (3.3%)
Bank of America Corp., 3.125%, 6/15/12	700,000	724
The Bear Stearns Companies LLC, 1.98%, 1/10/14	70,000	63
The Goldman Sachs Group, Inc., 3.25%, 6/15/12	400,000	417
The Goldman Sachs Group, Inc., 7.50%, 2/15/19	130,000	130
The International Bank for Reconstruction & Development, 7.625%, 1/19/23	500,000	682
Kreditanstalt fuer Wiederaufbau, 4.75%, 5/15/12	500,000	535

Total		2,551

Beverage/Bottling (0.1%)
The Coca-Cola Co., 3.625%, 3/15/14	100,000	102

Total		102

Conglomerate/Diversified Manufacturing (0.1%)
Honeywell International, Inc., 3.875%, 2/15/14	100,000	101

Total		101

Electric Utilities (0.1%)
PG&E Corp., 5.75%, 4/1/14	50,000	50

Total		50

Healthcare/Pharmaceuticals (0.1%)
Roche Holdings, Inc., 6.00%, 3/1/19 144A	90,000	93

Total		93

Independent Finance (1.4%)
BP Capital Markets PLC, 3.125%, 3/10/12	70,000	70
Caterpillar Financial Services Corp., 5.05%, 12/1/10	308,000	314
General Electric Capital Corp., 2.20%, 6/8/20	680,000	685

Total		1,069

Life Insurance (0.4%)
Prudential Financial, Inc., 1.48%, 2/10/12	200,000	164
Prudential Financial, Inc., 1.61%, 3/10/15	240,000	150

Total		314

Metals/Mining (0.1%)
BHP Billiton Finance USA, Ltd., 6.50%, 4/1/19	70,000	71

Total		71

Oil and Gas (0.7%)
Chevron Corp., 3.95%, 3/3/14	100,000	103
ConocoPhillips, 4.75%, 2/1/14	260,000	271
Shell International Finance BV, 4.00%, 3/21/14	170,000	172

Total		546

Telecommunications (0.3%)
AT&T, Inc., 5.10%, 9/15/14	100,000	100
Verizon Wireless Capital LLC, 5.55%, 2/1/14 144A	100,000	100

Total		200

Tobacco (0.2%)
Altria Group, Inc., 8.50%, 11/10/13	160,000	174

Total		174

Total Corporate Bonds (Cost: $5,151)		5,271

Governments (68.1%)
Governments (68.1%)
Farmer Mac Guaranteed Notes Trust Series 2006-02, 5.125%, 4/19/17 144A	500,000	553
Federal Home Loan Bank, 4.875%, 5/17/17	755,000	819
Federal Home Loan Mortgage Corp., 4.50%, 4/2/14	500,000	544
Federal Home Loan Mortgage Corp., 4.875%, 6/13/18	620,000	688
Federal Home Loan Mortgage Corp., 5.00%, 1/30/14	2,400,000	2,663
Federal National Mortgage Association, 4.375%, 7/17/13	570,000	617
Federal National Mortgage Association , 1.75%, 3/23/11	300,000	302
Financing Corp., 0.00%, 5/30/10	359,000	353
Israel Government AID Bond, 0.00%, 11/1/14	500,000	431
Private Export Funding Corp., 4.55%, 5/15/15	600,000	647
Tennessee Valley Authority, 4.50%, 4/1/18	450,000	466
Tennessee Valley Authority, 4.875%, 12/15/16	450,000	484
Tennessee Valley Authority, 6.79%, 5/23/12	1,200,000	1,367
Tennessee Valley Authority Stripped, 0.00%, 7/15/09	160,000	160
Tennessee Valley Authority Stripped, 0.00%, 11/1/12	251,000	231
US Treasury Inflation Index Bond, 0.625%, 4/15/13	998,800	989
US Treasury Inflation Index Bond, 0.875%, 4/15/10	256,307	255
US Treasury Inflation Index Bond, 1.375%, 7/15/18	391,464	388
US Treasury Inflation Index Bond, 1.625%, 1/15/15	331,686	335
US Treasury Inflation Index Bond, 1.625%, 1/15/18	302,316	306
US Treasury Inflation Index Bond, 1.75%, 1/15/28	1,758,471	1,684
US Treasury Inflation Index Bond, 1.875%, 7/15/13	833,351	854
US Treasury Inflation Index Bond, 1.875%, 7/15/15	379,876	390
US Treasury Inflation Index Bond, 2.00%, 4/15/12	1,612,574	1,659
US Treasury Inflation Index Bond, 2.00%, 1/15/14	479,871	494
US Treasury Inflation Index Bond, 2.00%, 7/15/14	559,990	578

US Treasury Inflation Index Bond, 2.00%, 1/15/16	4,387,598	4,526
US Treasury Inflation Index Bond, 2.00%, 1/15/26	2,127,320	2,103
US Treasury Inflation Index Bond, 2.375%, 4/15/11	1,675,202	1,719
US Treasury Inflation Index Bond, 2.375%, 1/15/17	2,774,153	2,946
US Treasury Inflation Index Bond, 2.375%, 1/15/25	3,135,944	3,258
US Treasury Inflation Index Bond, 2.375%, 1/15/27	1,648,789	1,722
US Treasury Inflation Index Bond, 2.50%, 7/15/16	2,927,036	3,128
US Treasury Inflation Index Bond, 2.50%, 1/15/29	1,081,630	1,171
US Treasury Inflation Index Bond, 2.625%, 7/15/17	1,604,311	1,742
US Treasury Inflation Index Bond, 3.00%, 7/15/12	1,467,700	1,562
US Treasury Inflation Index Bond, 3.375%, 1/15/12	267,512	285
US Treasury Inflation Index Bond, 3.375%, 4/15/32	1,516,447	1,948
US Treasury Inflation Index Bond, 3.50%, 1/15/11	1,394,927	1,456
US Treasury Inflation Index Bond, 3.625%, 4/15/28	3,654,728	4,506
US Treasury Inflation Index Bond, 3.875%, 4/15/29	1,797,880	2,309
Total Governments (Cost: $50,792)		52,638

Municipal Bonds (3.7%)
Municipal Bonds (3.7%)
California Educational Facilities Authority, 5.00%, 3/15/39 RB	1,000,000	1,012
Massachusetts Bay Transportation Authority, Series 2006A, 5.25%, 7/1/33 RB	1,000,000	1,032
Massachusetts Health & Educational Facilities Authority, 5.50%, 7/1/32 RB	700,000	777

Total		2,821

Total Municipal Bonds (Cost: $2,628)		2,821

Structured Products (18.7%)
Structured Products (18.7%)
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	142,225	86
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3, 4.05%, 11/10/38	1,530,000	1,434
Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class B, 7.619%, 8/15/31	700,000	700
Citibank Credit Card Issuance Trust, Series 2007-A2, Class A2, 1.241%, 5/21/12	500,000	484
CNH Equipment Trust, Series 2007-C, Class A3A, 5.21%, 12/15/11	400,000	406
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, 0.736%, 4/15/22 144A	500,000	384
Federal Home Loan Mortgage Corp., 5.00%, 5/1/23	1,619,405	1,681
Federal Home Loan Mortgage Corp., Series 3234, Class PA, 5.00%, 10/15/26	476,294	485
Federal Home Loan Mortgage Corp., 5.50%, 12/1/36	403,325	419
Federal Home Loan Mortgage Corp., 5.50%, 4/1/38	1,298,386	1,349
Federal Home Loan Mortgage Corp., 5.757%, 1/1/38	544,408	566
Federal National Mortgage Association, Series 2004-9, Class YJ, 4.00%, 10/25/13	59,201	59
Federal National Mortgage Association, 5.50%, 9/1/35	833,748	867
Federal National Mortgage Association, 5.50%, 7/1/36	423,336	440
Federal National Mortgage Association, 5.50%, 2/1/37	2,431,601	2,527
Federal National Mortgage Association, 6.00%, 10/1/37	928,001	970
Federal National Mortgage Association, 6.00%, 7/1/38	233,223	244
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2005-C1, Class A2, 4.471%, 5/10/43	475,217	469
Government National Mortgage Association, 3.875%, 12/20/31	224,336	225
Government National Mortgage Association, 4.625%, 7/20/31	98,642	99
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A3, 3.85%, 5/15/27	300,000	279
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007-LLFA, Class A1, 0.856%, 6/15/22 144A	391,443	287
Total Structured Products (Cost: $14,411)		14,460

Short-Term Investments (2.5%)
Finance Services (2.4%)
(k) Citibank Credit Card Issuance Trust, 0.45%, 4/1/09	1,900,000	1,900

Total		1,900

Other Holdings (0.1%)
JPMorgan Money Market Fund	46,327	46

Total		46

Total Short-Term Investments (Cost: $1,946)		1,946

Total Investments (99.8%) (Cost: $74,928)(a)		77,136

Other Assets, Less Liabilities (0.2%)		158

Net Assets (100.0%)		77,294

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009 the value of these securities (in thousands) was, $1,417 representing 1.84% of the net assets.

RB - Revenue Bond

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $74,928 and the net unrealized appreciation of investments based on that cost was $2,208 which is comprised of $2,710 aggregate gross unrealized appreciation and $502 aggregate gross unrealized depreciation.

(j)	Swap agreements outstanding on March 31, 2009

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Bank of America	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	5/13	2,500	$(23)
Bank of America	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	7/13	1,725	(186)
Bank of America	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	5/10	2,500	(184)
Barclays Capital	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	8/12	2,500	(177)
Barclays Capital	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	6/14	1,000	(76)
Barclays Capital	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	12/27	1,700	(101)
Barclays Capital	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	8/17	2,000	(109)
Barclays Capital	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	7/10	3,000	(178)
UBS	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	11/13	2,200	(77)

						(1,323)

(k)	Cash or securities with an aggregate value of $1,900 (in thousands) have been pledged as collateral for swap contracts outstanding, short sales or written options on March 31, 2009.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$—	$—
Level 2 - Other significant observable inputs	77,136	(1,323)
Level 3 - Significant unobservable inputs	—	—

Total	77,136	(1,323)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

High Yield Bond Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Preferred Stocks (0.1%)	Shares/ $ Par	Value $ (000’s)
Financials (0.1%)
Preferred Blocker, Inc., 7.00%, 12/31/49 144A	379	75

Total		75

Total Preferred Stocks (Cost: $95)		75

Bonds (87.4%)
Aerospace/Defense (1.2%)
Bombardier, Inc., 8.00%, 11/15/14 144A	584,000	428
Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co., 8.50%, 4/1/15	412,000	105
(c) Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co., 8.875%, 4/1/15	927,000	104
Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co., 9.75%, 4/1/17	860,000	146
L-3 Communications Corp., 6.375%, 10/15/15	495,000	467
L-3 Communications Corp., 7.625%, 6/15/12	1,335,000	1,340

Total		2,590

Autos/Vehicle Parts (1.9%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,540,000	323
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	575,000	378
Ford Motor Credit Co. LLC, 8.625%, 11/1/10	710,000	565
Ford Motor Credit Co. LLC, 9.875%, 8/10/11	2,980,000	2,256
General Motors Corp., 7.20%, 1/15/11	380,000	61
General Motors Corp., 8.375%, 7/15/33	1,475,000	177
Lear Corp., 5.75%, 8/1/14	340,000	85
Lear Corp., 8.75%, 12/1/16	532,000	109
Visteon Corp., 8.25%, 8/1/10	993,000	50
Visteon Corp., 12.25%, 12/31/16 144A	1,547,000	77

Total		4,081

Basic Materials (8.2%)
Berry Plastics Holding Corp., 8.875%, 9/15/14	590,000	330
Cascades, Inc., 7.25%, 2/15/13	504,000	281
(d) Chemtura Corp., 6.875%, 6/1/16	870,000	392
Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 11/15/13	507,000	509
Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	825,000	829
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	2,370,000	1,991
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	1,360,000	1,302
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	2,130,000	1,992
Georgia-Pacific LLC, 7.00%, 1/15/15 144A	1,853,000	1,733
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	594,000	549
Graham Packaging Co. LP/GPC Capital Corp I, 9.875%, 10/15/14	455,000	294
Graphic Packaging International, Inc., 9.50%, 8/15/13	1,031,000	737
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	1,955,000	430
Huntsman International LLC, 7.375%, 1/1/15	755,000	310
Huntsman LLC, 11.50%, 7/15/12	745,000	581
Invista, 9.25%, 5/1/12 144A	875,000	783
The Mosaic Co., 7.625%, 12/1/16 144A	530,000	519
NewPage Corp., 10.00%, 5/1/12	750,000	261
Norampac Industries, Inc., 6.75%, 6/1/13	625,000	278
Novelis, Inc., 7.25%, 2/15/15	2,098,000	839
Peabody Energy Corp., 7.375%, 11/1/16	185,000	183
Peabody Energy Corp., 7.875%, 11/1/26	1,095,000	977
(d) Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17	1,110,000	133
(d) Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	1,015,000	128
Steel Dynamics, Inc., 6.75%, 4/1/15	890,000	603
(d) Stone Container Finance Co. of Canada II, 7.375%, 7/15/14	800,000	126
Texas Industries, Inc., 7.25%, 7/15/13 144A	470,000	355

Total		17,445

Capital Goods (1.7%)
Case New Holland, Inc., 7.125%, 3/1/14	1,090,000	801
Da-Lite Screen Co., Inc., 9.50%, 5/15/11	675,000	581
RSC Equipment Rental, Inc., 9.50%, 12/1/14	1,042,000	511
SPX Corp., 7.625%, 12/15/14	820,000	787
Terex Corp., 8.00%, 11/15/17	735,000	595
United Rentals North America, Inc., 6.50%, 2/15/12	390,000	312

Total		3,587

Consumer Products/Retailing (3.6%)
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12	1,105,000	1,116
Levi Strauss & Co., 8.875%, 4/1/16	1,275,000	988
The Neiman Marcus Group, Inc., 10.375%, 10/15/15	1,630,000	522
New Albertson’s, Inc., 7.25%, 5/1/13	860,000	834
Oxford Industries, Inc., 8.875%, 6/1/11	1,693,000	1,236
Phillips-Van Heusen Corp., 8.125%, 5/1/13	200,000	190
Rite Aid Corp., 7.50%, 3/1/17	1,017,000	524
Rite Aid Corp., 8.625%, 3/1/15	336,000	76
Rite Aid Corp., 9.375%, 12/15/15	540,000	125
Rite Aid Corp., 10.375%, 7/15/16	470,000	282

SUPERVALU, Inc., 7.50%, 11/15/14	1,120,000	1,093
Warnaco, Inc., 8.875%, 6/15/13	710,000	667

Total		7,653

Energy (14.3%)
Anadarko Petroleum Corp., 8.70%, 3/15/19	680,000	680
Basic Energy Services, Inc., 7.125%, 4/15/16	1,220,000	708
Chaparral Energy, Inc., 8.875%, 2/1/17	1,050,000	362
Chesapeake Energy Corp., 6.375%, 6/15/15	823,000	693
Chesapeake Energy Corp., 6.625%, 1/15/16	1,405,000	1,170
Chesapeake Energy Corp., 7.25%, 12/15/18	750,000	616
Chesapeake Energy Corp., 7.50%, 9/15/13	1,120,000	1,025
Chesapeake Energy Corp., 7.625%, 7/15/13	605,000	557
Cie Generale de Geophysique-Veritas, 7.50%, 5/15/15	405,000	320
Cie Generale de Geophysique-Veritas, 7.75%, 5/15/17	1,585,000	1,213
Cimarex Energy Co., 7.125%, 5/1/17	1,015,000	817
Complete Production Services, Inc., 8.00%, 12/15/16	803,000	510
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	730,000	230
Denbury Resources, Inc., 7.50%, 12/15/15	750,000	652
Denbury Resources, Inc., 9.75%, 3/1/16	310,000	299
El Paso Corp., 7.00%, 6/15/17	1,125,000	958
El Paso Corp., 7.25%, 6/1/18	1,175,000	999
El Paso Corp., 7.75%, 1/15/32	1,095,000	816
El Paso Corp., 8.25%, 2/15/16	445,000	416
Forest Oil Corp., 7.25%, 6/15/19 144A	450,000	355
Forest Oil Corp., 7.25%, 6/15/19	650,000	513
Forest Oil Corp., 8.50%, 2/15/14 144A	445,000	413
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	1,090,000	643
Key Energy Services, Inc., 8.375%, 12/1/14	1,100,000	693
Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11	1,110,000	1,060
Linn Energy LLC, 9.875%, 7/1/18 144A	705,000	578
Mariner Energy, Inc., 8.00%, 5/15/17	915,000	604
Newfield Exploration Co., 6.625%, 9/1/14	190,000	172
Newfield Exploration Co., 6.625%, 4/15/16	1,045,000	935
OPTI Canada, Inc., 8.25%, 12/15/14	1,645,000	736
Petrohawk Energy Corp., 7.875%, 6/1/15 144A	470,000	414
Petrohawk Energy Corp., 9.125%, 7/15/13	1,291,000	1,239
Petrohawk Energy Corp., 10.50%, 8/1/14 144A	360,000	358
Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	528,000	380
Plains Exploration & Production Co., 7.00%, 3/15/17	680,000	541
Plains Exploration & Production Co., 7.625%, 6/1/18	470,000	381
Plains Exploration & Production Co., 7.75%, 6/15/15	495,000	426
Range Resources Corp., 6.375%, 3/15/15	1,119,000	993
Range Resources Corp., 7.25%, 5/1/18	150,000	134
Range Resources Corp., 7.50%, 5/15/16	235,000	217
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	470,000	345
SESI LLC, 6.875%, 6/1/14	1,145,000	927
Sonat, Inc., 7.625%, 7/15/11	315,000	304
Southwestern Energy Co., 7.50%, 2/1/18 144A	830,000	801
Tennessee Gas Pipeline Co., 8.00%, 2/1/16 144A	220,000	220
Tesoro Corp., 6.625%, 11/1/15	1,125,000	889
W&T Offshore, Inc., 8.25%, 6/15/14 144A	1,040,000	666
Whiting Petroleum Corp., 7.25%, 5/1/13	1,379,000	1,083
The Williams Companies, Inc., 8.75%, 1/15/20 144A	225,000	224

Total		30,285

Financials (4.4%)
Bank of America Corp., 8.125%, 12/29/49	1,120,000	459
E*TRADE Financial Corp., 7.375%, 9/15/13	55,000	20
E*TRADE Financial Corp., 7.875%, 12/1/15	1,320,000	485
E*TRADE Financial Corp., 8.00%, 6/15/11	1,685,000	716
General Motors Acceptance Corp. LLC, 7.25%, 3/2/11	2,375,000	1,546
General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	550,000	430
General Motors Acceptance Corp. LLC, 8.00%, 11/1/31 144A	1,519,000	731
International Lease Finance Corp., 5.875%, 5/1/13	405,000	217
JPMorgan Chase & Co., 7.90%, 4/29/49	1,120,000	720
LaBranche & Co., Inc., 11.00%, 5/15/12	561,000	506
Nuveen Investments, Inc., 10.50%, 11/15/15 144A	675,000	189
SLM Corp., 4.50%, 7/26/10	1,810,000	1,358
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	825,000	654
Wells Fargo & Co., 7.98%, 2/28/49	560,000	263
Wells Fargo Capital XV, 9.75%, 12/29/49	1,500,000	1,095

Total		9,389

Foods (3.1%)
Constellation Brands, Inc., 7.25%, 9/1/16	1,070,000	1,017
Constellation Brands, Inc., 7.25%, 5/15/17	870,000	826
Constellation Brands, Inc., 8.375%, 12/15/14	455,000	457
Dole Food Co., Inc., 13.875%, 3/15/14 144A	615,000	598
(d) Pilgrim’s Pride Corp., 7.625%, 5/1/15	1,313,000	844
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15	735,000	584
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	1,415,000	991
Smithfield Foods, Inc., 7.75%, 5/15/13	1,310,000	878
Smithfield Foods, Inc., 7.75%, 7/1/17	760,000	471

Total		6,666

Gaming/Leisure/Lodging (5.7%)
AMC Entertainment, Inc., 11.00%, 2/1/16	678,000	617
Caesars Entertainment, Inc., 7.875%, 3/15/10	740,000	296
Caesars Entertainment, Inc., 8.125%, 5/15/11	1,775,000	577
Felcor Lodging LP, 9.00%, 6/1/11	1,117,000	670
Harrah’s Operating Co., Inc., 5.50%, 7/1/10	750,000	281
Harrah’s Operating Co., Inc., 10.75%, 2/1/16	2,655,000	504
The Hertz Corp., 8.875%, 1/1/14	840,000	509
Host Hotels & Resorts LP, 7.125%, 11/1/13	2,865,000	2,314
Las Vegas Sands Corp., 6.375%, 2/15/15	1,845,000	867
Mandalay Resort Group, 9.375%, 2/15/10	660,000	122
Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 144A	1,375,000	234
MGM MIRAGE, Inc., 6.75%, 9/1/12	1,485,000	520
MGM MIRAGE, Inc., 7.50%, 6/1/16	1,800,000	630
MGM MIRAGE, Inc., 8.375%, 2/1/11	1,125,000	118
Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	1,095,000	274
Mohegan Tribal Gaming Authority, 8.00%, 4/1/12	375,000	111
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	875,000	491
Seminole Hard Rock Entertainment, Inc., 3.82%, 3/15/14 144A	540,000	281
Universal City Development Partners, 11.75%, 4/1/10	907,000	778
Universal City Florida Holding Co. I & II, 8.375%, 5/1/10	400,000	140
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	2,395,000	1,808

Total		12,142

Health Care/Pharmaceuticals (9.2%)
(c) Biomet, Inc., 10.375%, 10/15/17	2,229,500	1,884
Catalent Pharma Solutions, Inc., 9.50%, 4/15/15	997,000	239
CHS/Community Health Systems, Inc., 8.875%, 7/15/15	2,585,000	2,443
DaVita, Inc., 7.25%, 3/15/15	1,110,000	1,067
FMC Finance III SA, 6.875%, 7/15/17	540,000	528
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	410,000	415
Fresenius US Finance II, Inc., 9.00%, 7/15/15 144A	445,000	463
HCA, Inc., 6.75%, 7/15/13	905,000	677
HCA, Inc., 9.125%, 11/15/14	782,000	735
HCA, Inc., 9.25%, 11/15/16	3,164,000	2,879
(c) HCA, Inc., 9.625%, 11/15/16	1,273,000	1,015
HCA, Inc., 9.875%, 2/15/17 144A	135,000	128
Health Management Associates, Inc., 6.125%, 4/15/16	1,110,000	907
Senior Housing Properties Trust, 8.625%, 1/15/12	610,000	548
Service Corp. International, 6.75%, 4/1/15	280,000	246
Service Corp. International, 6.75%, 4/1/16	825,000	718
Service Corp. International, 7.375%, 10/1/14	175,000	163
Tenet Healthcare Corp., 7.375%, 2/1/13	1,725,000	1,371
Tenet Healthcare Corp., 9.875%, 7/1/14	1,780,000	1,388
Ventas Realty LP/Ventas Capital Corp., 6.50%, 6/1/16	1,095,000	947
Ventas Realty LP/Ventas Capital Corp., 9.00%, 5/1/12	750,000	748

Total		19,509

Media (8.7%)
(d) CCH I Holdings LLC, 11.00%, 10/1/15	1,340,000	144
(d) CCH II LLC/CCH II Capital Corp., 10.25%, 9/15/10	1,000,000	890
CSC Holdings, Inc., 7.625%, 4/1/11	820,000	814
CSC Holdings, Inc., 7.875%, 2/15/18	1,740,000	1,592
CSC Holdings, Inc., 8.50%, 4/15/14 144A	280,000	276
CSC Holdings, Inc., 8.625%, 2/15/19 144A	445,000	428
Dex Media West LLC/Dex Media West Finance Co., 9.875%, 8/15/13	905,000	181
DirecTV Holdings LLC/DirecTV Financing Co., 7.625%, 5/15/16	2,035,000	1,994
EchoStar DBS Corp., 7.00%, 10/1/13	1,015,000	941
EchoStar DBS Corp., 7.125%, 2/1/16	1,310,000	1,172
EchoStar DBS Corp., 7.75%, 5/31/15	1,405,000	1,293
Kabel Deutschland GmbH, 10.625%, 7/1/14	1,215,000	1,227
Lamar Media Corp., 6.625%, 8/15/15	1,875,000	1,366
LIN Television Corp., 6.50%, 5/15/13	135,000	70
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	395,000	356
Mediacom LLC/Mediacom Capital Corp., 7.875%, 2/15/11	390,000	371
Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	890,000	832
Nielsen Finance LLC/Nielsen Finance Co., 11.625%, 2/1/14 144A	445,000	401
Quebecor Media, Inc., 7.75%, 3/15/16	1,100,000	836
RH Donnelley, Inc., 11.75%, 5/15/15 144A	905,000	118
Time Warner Cable, Inc., 8.25%, 4/1/19	1,815,000	1,865
Videotron Ltee, 6.375%, 12/15/15	340,000	308
Videotron Ltee, 6.875%, 1/15/14	838,000	792
Videotron Ltee, 9.125%, 4/15/18 144A	185,000	188

Total		18,455

Real Estate (0.5%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.125%, 2/15/13	1,355,000	1,077

Total		1,077

Services (1.6%)
Allied Waste North America, Inc., 7.25%, 3/15/15	1,411,000	1,333
ARAMARK Corp., 8.50%, 2/1/15	905,000	833
Crum & Forster Holdings Corp., 7.75%, 5/1/17	772,000	602
WCA Waste Corp., 9.25%, 6/15/14	880,000	645

Total		3,413

Technology (3.2%)
First Data Corp., 9.875%, 9/24/15	1,285,000	752
Flextronics International, Ltd., 6.50%, 5/15/13	1,130,000	1,006
(c) Freescale Semiconductor, Inc., 9.125%, 12/15/14	1,317,000	99
Iron Mountain, Inc., 7.75%, 1/15/15	890,000	879
Iron Mountain, Inc., 8.00%, 6/15/20	1,440,000	1,339
STATS ChipPAC, Ltd., 6.75%, 11/15/11	662,000	562
STATS ChipPAC, Ltd., 7.50%, 7/19/10	675,000	622
Sungard Data Systems, Inc., 9.125%, 8/15/13	670,000	583
Sungard Data Systems, Inc., 10.625%, 5/15/15 144A	800,000	700
Unisys Corp., 8.00%, 10/15/12	810,000	203

Total		6,745

Telecommunications (8.8%)
Cricket Communications, Inc., 10.00%, 7/15/15 144A	470,000	452
Crown Castle International Corp., 9.00%, 1/15/15	220,000	221
Frontier Communications Corp., 9.00%, 8/15/31	2,205,000	1,513
Frontier Communications Corp., 9.25%, 5/15/11	2,025,000	2,055
Intelsat Corp., 9.25%, 8/15/14 144A	755,000	710
Intelsat Jackson Holdings, Ltd., 11.25%, 6/15/16	740,000	718
Intelsat Subsidiary Holding Co., Ltd., 8.875%, 1/15/15 144A	135,000	125
Intelsat, Ltd., 7.625%, 4/15/12	890,000	756
MetroPCS Wireless, Inc., 9.25%, 11/1/14 144A	1,110,000	1,071
Nextel Communications, Inc., 6.875%, 10/31/13	890,000	507
Qwest Corp., 6.50%, 6/1/17	1,035,000	859
Qwest Corp., 7.50%, 10/1/14	221,000	201
Qwest Corp., 7.625%, 6/15/15	750,000	675
Qwest Corp., 7.875%, 9/1/11	986,000	971
Rogers Wireless, Inc., 8.00%, 12/15/12	1,220,000	1,231
Sprint Capital Corp., 6.90%, 5/1/19	1,635,000	1,153
Sprint Capital Corp., 8.375%, 3/15/12	1,495,000	1,346
Sprint Nextel Corp., 6.00%, 12/1/16	1,565,000	1,119
Windstream Corp., 7.00%, 3/15/19	680,000	598
Windstream Corp., 8.125%, 8/1/13	1,150,000	1,133
Windstream Corp., 8.625%, 8/1/16	1,220,000	1,199

Total		18,613

Transportation (2.0%)
Kansas City Southern de Mexico SAB de CV, 7.375%, 6/1/14	1,150,000	908
Kansas City Southern de Mexico SAB de CV, 7.625%, 12/1/13	470,000	381
Kansas City Southern de Mexico SAB de CV, 9.375%, 5/1/12	933,000	849
Stena AB, 7.50%, 11/1/13	2,675,000	2,006

Total		4,144

Utilities (9.3%)
The AES Corp., 7.75%, 10/15/15	1,495,000	1,304
The AES Corp., 8.00%, 10/15/17	825,000	707
The AES Corp., 8.00%, 6/1/20 144A	755,000	612
Aquila, Inc., 7.95%, 2/1/11	78,000	77
Aquila, Inc., 11.875%, 7/1/12	755,000	793
Dynegy Holdings, Inc., 7.50%, 6/1/15	1,300,000	887
Dynegy Holdings, Inc., 7.75%, 6/1/19	815,000	530
Dynegy Holdings, Inc., 8.375%, 5/1/16	1,465,000	993
Edison Mission Energy, 7.00%, 5/15/17	1,585,000	1,157
Edison Mission Energy, 7.20%, 5/15/19	1,846,000	1,283
Elwood Energy LLC, 8.159%, 7/5/26	1,013,030	773
Energy Future Holdings Corp., 10.875%, 11/1/17	1,100,000	709
Indiantown Cogeneration LP, 9.77%, 12/15/20	1,740,000	1,610
Mirant Americas Generation LLC, 8.50%, 10/1/21	2,265,000	1,676
NRG Energy, Inc., 7.25%, 2/1/14	925,000	870
NRG Energy, Inc., 7.375%, 2/1/16	665,000	618
NRG Energy, Inc., 7.375%, 1/15/17	816,000	759
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	948,000	749
NV Energy, Inc., 8.625%, 3/15/14	392,000	369
Reliant Energy, Inc., 7.625%, 6/15/14	1,370,000	1,110
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	4,500,000	2,250

Total		19,836

Total Bonds (Cost: $243,650)		185,630

Short-Term Investments (8.9%)
Finance Lessors (2.3%)
Kitty Hawk Funding Corp., 0.35%, 4/3/09	5,000,000	5,000

Total		5,000

Finance Services (2.3%)
Gemini Securitization Corp. LLC, 0.50%, 4/21/09	5,000,000	4,998

Total		4,998

Health Care/Pharmaceuticals (2.4%)
Roche Holdings, Inc., 0.23%, 4/7/09	5,000,000	5,000

Total		5,000

Oil and Gas (1.9%)
Devon Energy Corp., 0.55%, 4/1/09	4,000,000	4,000

Total		4,000

Total Short-Term Investments (Cost: $18,998)		18,998

Total Investments (96.4%) (Cost: $262,743)(a)		204,703

Other Assets, Less Liabilities (3.6%)		7,677

Net Assets (100.0%)		212,380

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009 the value of these securities (in thousands) was, $21,245 representing 10.00% of the net assets.

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $262,743 and the net unrealized depreciation of investments based on that cost was $58,040 which is comprised of $1,991 aggregate gross unrealized appreciation and $60,031 aggregate gross unrealized depreciation.

(c)	PIK - Payment In Kind

(d)	Defaulted Security

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$—	$—
Level 2 - Other significant observable inputs	204,703	—
Level 3 - Significant unobservable inputs	—	—

Total	204,703	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2009, this Portfolio did not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Multi-Sector Bond Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Corporate Bonds (51.7%)	Shares/ $ Par	Value $ (000’s)
Aerospace/Defense (0.1%)
Northwest Airlines, Inc., 7.626%, 4/1/10	45,236	42
United Air Lines Pass-Through Certificates, 7.73%, 7/1/10	18,176	17

Total		59

Banking (16.9%)
(k) American Express Bank FSB, 0.637%, 7/13/10	250,000	231
(k) Bank of America Corp., 1.607%, 6/22/12	900,000	907
(k) Bank of America Corp., 5.75%, 12/1/17	700,000	588
(k) Bank of America Corp., 8.00%, 12/29/49	500,000	200
(k) Bank of America Corp., 8.125%, 12/29/49	800,000	328
(k) Barclays Bank PLC, 5.45%, 9/12/12	250,000	253
(k) Barclays Bank PLC, 7.70%, 4/26/49 144A	700,000	308
(k) Barclays Bank PLC New York, 1.351%, 8/10/09	200,000	200
(k) The Bear Stearns Cos. LLC, 1.366%, 5/18/10	100,000	98
(k) The Bear Stearns Cos. LLC, 6.40%, 10/2/17	325,000	316
(k) The Bear Stearns Cos. LLC, 7.25%, 2/1/18	200,000	207
(k) Citigroup Capital XXI, 8.30%, 12/21/57	300,000	144
(k) Citigroup Funding, Inc., 2.291%, 5/7/10	200,000	179
(k) Citigroup, Inc., 1.262%, 12/28/09	1,100,000	1,016
(k) Citigroup, Inc., 8.40%, 4/29/49	800,000	452
(k) Credit Suisse/New York NY, 5.00%, 5/15/13	300,000	290
(k) The Goldman Sachs Group, Inc., 1.532%, 6/28/10	1,000,000	954
(k) The Goldman Sachs Group, Inc., 6.15%, 4/1/18	200,000	183
(k) The Goldman Sachs Group, Inc., 6.75%, 10/1/37	450,000	304
(k) HSBC Holdings PLC, 6.50%, 5/2/36	760,000	627
(k) JPMorgan Chase & Co., 6.00%, 1/15/18	100,000	101
(k) JPMorgan Chase Bank NA, 1.656%, 6/13/16	1,500,000	1,026
(d)(k) Lehman Brothers Holdings, Inc., 2.951%, 5/25/10	200,000	24
(d)(k) Lehman Brothers Holdings, Inc., 3.053%, 11/10/09	200,000	24
(d)(k) Lehman Brothers Holdings, Inc., 6.00%, 7/19/12	300,000	38
(d)(k) Lehman Brothers Holdings, Inc., 6.20%, 9/26/14	100,000	13
(k) Lloyds Banking Group PLC, 5.92%, 9/1/49 144A	660,000	119
(k) Merrill Lynch & Co., 6.875%, 4/25/18	800,000	626
(k) Morgan Stanley, 3.338%, 5/14/10	100,000	97
(k) Morgan Stanley, 5.75%, 8/31/12	100,000	97
(k) Morgan Stanley, 5.95%, 12/28/17	200,000	182
(k) Morgan Stanley, 6.00%, 4/28/15	500,000	472
(k) Rabobank Nederland NV, 1.646%, 5/19/10 144A	400,000	395
(k) Regions Financial Corp., 1.396%, 6/26/12	1,300,000	1,062
(k) Santander Perpetual SA Unipersonal, 6.671%, 10/24/49 144A	300,000	165
(k) UBS AG/Stamford Branch, 1.115%, 7/23/09	700,000	696
(k) UBS AG/Stamford Branch, 2.154%, 5/5/10	100,000	100
(k) UBS AG/Stamford Branch, 5.75%, 4/25/18	300,000	251
(k) UBS AG/Stamford Branch, 5.875%, 12/20/17	100,000	86
(k) Unicredito Italiano/New York NY, 1.156%, 5/15/09	800,000	800
(k) Wachovia Bank NA, 1.564%, 11/3/14	500,000	377
(k) Wachovia Bank NA, 2.138%, 5/14/10	900,000	870
(k) Wachovia Corp., 5.50%, 5/1/13	100,000	92
(k) Wells Fargo & Co., 4.375%, 1/31/13	400,000	373
(k) Wells Fargo & Co., 5.25%, 10/23/12	410,000	398
(k) Wells Fargo Capital XIII, 7.70%, 12/29/49	200,000	95

Total		16,364

Basic Materials (0.8%)
Berry Plastics Holding Corp., 8.875%, 9/15/14	100,000	56
(b) C8 Capital SPV, Ltd., 6.64%, 12/31/49	1,000,000	326
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	400,000	370

Total		752

Cable/Media/Broadcasting/Satellite (1.5%)
(d) Charter Communications Operating LLC/ Charter Communications Operating Capital, 8.00%, 4/30/12 144A	125,000	114
(d) Charter Communications Operating LLC/ Charter Communications Operating Capital, 8.375%, 4/30/14 144A	125,000	110
CSC Holdings, Inc., 7.625%, 4/1/11	150,000	149
Dex Media West LLC/Dex Media West Finance Co., 8.50%, 8/15/20	75,000	38
(b) EchoStar DBS Corp., 7.125%, 2/1/16	325,000	291
Quebecor Media, Inc., 7.75%, 3/15/16	125,000	95
(b) Viacom, Inc., 5.75%, 4/30/11	690,000	672

Total		1,469

Consumer Products/Retailing (1.0%)
(b) Altria Group, Inc., 9.25%, 8/6/19	900,000	962

Total		962

Electric Utilities (0.9%)
(b) Dominion Resources, Inc., 2.366%, 6/17/10	600,000	583

(b) Enel Finance International SA, 5.70%, 1/15/13 144A	100,000	101
Nevada Power Co., 6.75%, 7/1/37	50,000	42
Reliant Energy, Inc., 6.75%, 12/15/14	75,000	69
Sierra Pacific Power Co., 6.75%, 7/1/37	75,000	64

Total		859

Electronics (0.2%)
Celestica, Inc., 7.875%, 7/1/11	150,000	146

Total		146

Gaming/Lodging/Leisure (0.1%)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	95,000	72

Total		72

Gas Pipelines (0.4%)
El Paso Corp., 7.00%, 6/15/17	325,000	277
(d) SemGroup LP, 8.75%, 11/15/15 144A	500,000	17
Williams Companies, Inc., 7.625%, 7/15/19	125,000	117

Total		411

Health Care/Pharmaceuticals (2.1%)
(b) Amgen, Inc., 5.70%, 2/1/19	1,000,000	1,016
Biomet, Inc., 11.625%, 10/15/17	198,000	175
CHS/Community Health Systems, Inc., 8.875%, 7/15/15	325,000	307
HCA, Inc., 9.25%, 11/15/16	360,000	327
Roche Holdings, Inc., 3.249%, 2/25/11 144A	200,000	200

Total		2,025

Independent Finance (6.7%)
(k) American Honda Finance Corp., 1.634%, 2/5/10 144A	200,000	199
(k) Caterpillar Financial Services Corp., 1.976%, 6/24/11	900,000	847
(k) CIT Group, Inc., 1.394%, 6/8/09	400,000	387
(k) Ford Motor Credit Co. LLC, 7.375%, 10/28/09	300,000	269
(k) Ford Motor Credit Co. LLC, 7.375%, 2/1/11	100,000	76
(k) Ford Motor Credit Co. LLC, 8.00%, 12/15/16	100,000	66
(k) Ford Motor Credit Co. LLC, 9.875%, 8/10/11	100,000	76
(k) General Electric Capital Corp., 1.603%, 10/6/15	1,300,000	876
(k) General Electric Capital Corp., 4.625%, 9/15/66	980,000	495
(k) General Electric Capital Corp., 5.45%, 1/15/13	650,000	626
(k) General Motors Acceptance Corp. LLC, 2.488%, 5/15/09	1,100,000	1,045
(k) General Motors Acceptance Corp. LLC, 5.625%, 5/15/09	300,000	284
(k) General Motors Acceptance Corp. LLC, 6.00%, 12/15/11	20,000	11
(k) General Motors Acceptance Corp. LLC, 7.00%, 2/1/12	100,000	57
(k) General Motors Acceptance Corp. LLC, 7.25%, 3/2/11	100,000	65
(k) General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	200,000	156
(k) International Lease Finance Corp., 4.95%, 2/1/11	200,000	132
(k) John Deere Capital Corp., 2.043%, 6/10/11	900,000	855

Total		6,522

Information/Data Technology (1.4%)
Oracle Corp., 5.00%, 1/15/11	1,300,000	1,363

Total		1,363

Life Insurance (0.6%)
Allstate Life Global Funding II, 1.901%, 5/21/10	200,000	190
(k) Genworth Global Funding Trusts, 1.284%, 4/15/14	300,000	168
Hartford Life Global Funding Trusts, 1.50%, 6/16/14	300,000	190

Total		548

Natural Gas Distributors (0.1%)
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 5/20/16	150,000	141

Total		141

Oil and Gas (5.3%)
(k) Chesapeake Energy Corp., 6.875%, 1/15/16	300,000	252
(k) GAZ Capital SA, 8.625%, 4/28/34	2,400,000	2,136
(k) Marathon Oil Corp., 6.00%, 10/1/17	1,000,000	927
(k) Pemex Project Funding Master Trust, 6.625%, 6/15/35	1,000,000	715
(k) Pemex Project Funding Master Trust, 6.625%, 6/15/38	100,000	70
(k) Petroleos Mexicanos, 8.00%, 5/3/19 144A	400,000	390
(k) SandRidge Energy, Inc., 8.625%, 4/1/15	150,000	98
(k) TransCapitalInvest, Ltd. for OJSC AK Transneft, 6.103%, 6/27/12 144A	200,000	176
Valero Energy Corp., 6.125%, 6/15/17	205,000	176
Valero Energy Corp., 6.875%, 4/15/12	50,000	50
XTO Energy, Inc., 7.50%, 4/15/12	100,000	105

Total		5,095

Other Finance (2.7%)
National Rural Utilities Cooperative Finance Corp., 2.21%, 7/1/10	900,000	883
SLM Corp., 1.299%, 7/27/09	200,000	193
SLM Corp., 1.319%, 7/26/10	100,000	71
SLM Corp., 1.389%, 10/25/11	1,700,000	979
SLM Corp., 1.52%, 3/15/11	200,000	128
Teco Finance, Inc., 6.75%, 5/1/15	100,000	84
Vale Overseas, Ltd., 8.25%, 1/17/34	325,000	321

Total		2,659

Paper and Forest Products (0.0%)
Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14	75,000	28

Total		28

Property and Casualty Insurance (0.5%)
American International Group, Inc., 5.85%, 1/16/18	500,000	196
American International Group, Inc., 8.25%, 8/15/18 144A	100,000	43

American International Group, Inc., 8.625%, 5/22/38	100,000	12
Metropolitan Life Global Funding I, 1.57%, 3/15/12 144A	300,000	239

Total		490

Real Estate Investment Trusts (0.1%)
Ventas Realty LP/Ventas Capital Corp., 6.75%, 4/1/17	150,000	128

Total		128

Retail: Food/Drug (0.3%)
New Albertson’s, Inc., 7.45%, 8/1/29	125,000	104
Tesco PLC, 5.50%, 11/15/17 144A	150,000	148

Total		252

Services (0.3%)
Allied Waste North America, Inc., 7.25%, 3/15/15	100,000	94
ARAMARK Corp., 4.67%, 2/1/15	250,000	191

Total		285

Technology (0.2%)
First Data Corp., 9.875%, 9/24/15	175,000	102
Sungard Data Systems, Inc., 9.125%, 8/15/13	150,000	131

Total		233

Telecommunications (2.4%)
America Movil SAB de CV, 5.75%, 1/15/15	1,000,000	959
France Telecom SA, 7.75%, 3/1/11	300,000	321
Frontier Communications Corp., 7.125%, 3/15/19	125,000	98
(d) Hawaiian Telcom Communications, Inc., 9.75%, 5/1/13	100,000	1
(d) Nortel Networks, Ltd., 10.125%, 7/15/13	275,000	52
Qwest Communications International, Inc., 7.50%, 2/15/14	150,000	130
Qwest Corp., 7.25%, 9/15/25	500,000	330
Qwest Corp., 8.875%, 3/15/12	75,000	74
Sprint Nextel Corp., 6.00%, 12/1/16	450,000	322

Total		2,287

Tobacco (0.0%)
Reynolds American, Inc., 6.75%, 6/15/17	50,000	43

Total		43

Utilities (0.8%)
The AES Corp., 8.00%, 10/15/17	100,000	86
Energy Future Holdings Corp., 10.875%, 11/1/17	425,000	274
Nalco Co., 7.75%, 11/15/11	20,000	20
Nalco Co., 8.875%, 11/15/13	20,000	19
NRG Energy, Inc., 7.375%, 1/15/17	430,000	400

Total		799

Vehicle Parts (0.1%)
ArvinMeritor, Inc., 8.125%, 9/15/15	65,000	21
ArvinMeritor, Inc., 8.75%, 3/1/12	65,000	23
Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	150,000	18
Tenneco, 8.625%, 11/15/14	100,000	19

Total		81

Yankee Sovereign (6.2%)
Brazilian Government International Bond, 6.00%, 1/17/17	1,000,000	998
Brazilian Government International Bond, 8.25%, 1/20/34	200,000	222
Brazilian Government International Bond, 8.875%, 4/15/24	500,000	576
(b) Brazilian Government International Bond, 11.00%, 8/17/40	1,200,000	1,524
(b) Colombia Government International Bond, 7.375%, 1/27/17	200,000	202
Mexico Government International Bond, 8.30%, 8/15/31	300,000	333
(b) Russian Government International Bond, 7.50%, 3/31/30	1,920,000	1,810
United Mexican States, 5.95%, 3/19/19	300,000	293

Total		5,958

Total Corporate Bonds (Cost: $61,287)		50,031

Foreign Bonds (3.7%)
Cable/Media/Broadcasting/Satellite (0.1%)
UnityMedia Hessen GmBH & Co. KG, 4.976%, 4/15/13	75,000	87

Total		87

Governments (0.3%)
United Kingdom Gilt, 4.50%, 12/7/42	200,000	296

Total		296

Independent Finance (0.1%)
Punch Taverns Finance PLC, 6.468%, 4/15/33	200,000	68

Total		68

Yankee Sovereign (3.2%)
Brazilian Government International Bond, 12.50%, 1/5/22	1,650,000	747
(b) Uruguay Government International Bond, 6.875%, 1/19/16	2,000,000	2,378

Total		3,125

Total Foreign Bonds (Cost: $4,883)		3,576

Municipal Bonds (1.4%)
Municipal Bonds (1.4%)
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/30 RB	100,000	62
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/47 RB	100,000	55
California Educational Facilities Authority, Series 2007-A, 4.75%, 10/1/37 RB	100,000	91
Clovis Unified School District of California, Series 2001-B, 0.00%, 8/1/20 GO, NATL-RE, FGIC	100,000	57
East Bay Municipal Utility District, Series 2007-A, 5.00%, 6/1/32 RB , NATL-RE, FGIC	400,000	393
Golden State Tobacco Securitization Corp., Series 2007-A2, 0.00%, 6/1/37 RB	100,000	38

Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100,000	57
Los Angeles Community College District, Series 2007-A, 5.00%, 8/1/32 GO, NATL-RE, FGIC	100,000	94
Los Angeles Unified School District, Series 2007-A1, 4.50%, 7/1/23 GO, FSA	100,000	97
North Texas Municipal Water District Water System, Series 2006, 5.00%, 9/1/35 RB , NATL-RE	100,000	98
Northern Tobacco Securitization Corp., Series 2006-A, 5.00%, 6/1/46 RB	200,000	102
State of Florida Department of Transportation, Series 2008-A, 5.25%, 7/1/37 GO	100,000	101
State of Washington Motor Vehicle Fuel Tax, Series 2008-D, 5.00%, 1/1/33 GO	100,000	99
Tobacco Securitization Authority of Southern California, Series A1, 5.00%, 6/1/37 RB	100,000	52

Total		1,396

Total Municipal Bonds (Cost: $1,637)		1,396

Structured Products (62.3%)
Structured Products (62.3%)
American Home Mortgage Assets, Series 2006-4, Class 1A12, 0.732%, 10/25/46	76,356	25
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 5.66%, 9/25/45	24,243	13
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.658%, 6/10/49	100,000	68
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.745%, 2/10/51	100,000	71
Banc of America Funding Corp., Series 2005-H, Class 5A1, 5.357%, 11/20/35	641,499	387
(b) Bank of America Credit Card Trust, Series 2007-A12, Class A12, 0.756%, 1/15/13	1,000,000	959
Bear Sterns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 5.473%, 5/25/47	85,329	44
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 22AA, 6.008%, 9/25/37	87,467	44
(b) Commercial Mortgage Pass-Through Certificates, Series 2001-JF1A, Class A2F, 1.056%, 2/16/34 144A	775,249	676
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4, 5.306%, 12/10/46	100,000	70
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 0.74%, 12/20/46	112,726	36
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 0.755%, 7/20/46	50,542	18
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.852%, 11/20/35	26,404	10
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1, 2.633%, 12/25/35	31,168	13
Encore Credit Receivables Trust, Series 2005-3, Class 2A2, 0.792%, 10/25/35	99,011	94
(b) Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.786%, 2/15/19	727,011	703
Federal National Mortgage Association, Series 2007-114, Class A6, 0.722%, 10/27/37	300,000	270
Federal National Mortgage Association, Series 2003-W6, Class F, 0.872%, 9/25/42	96,673	88
(b) Federal National Mortgage Association, 5.50%, 12/1/38	1,817,953	1,889
(b) Federal National Mortgage Association, 6.00%, 8/1/38	9,724,132	10,168
(b) Federal National Mortgage Association, 6.00%, 9/1/38	7,206,186	7,535
Federal National Mortgage Association TBA, 5.00%, 4/1/39	8,700,000	8,977
Federal National Mortgage Association TBA, 5.50%, 4/1/39	17,800,000	18,473
Federal National Mortgage Association TBA, 6.00%, 4/1/39	6,400,000	6,684
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 5.178%, 1/25/36	17,834	10
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A2, 0.632%, 3/25/36	21,376	21
Indymac Indx Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 0.762%, 7/25/35	8,869	4
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.336%, 5/15/47	100,000	67
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.747%, 2/12/49	100,000	71
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4, 5.794%, 2/12/51	100,000	66
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%, 2/15/40	84,000	56

Lehman XS Trust, Series 2006-8, Class 3A1A, 0.642%, 6/25/36	527,334	390
Long Beach Mortgage Loan Trust, Series 2006-11, Class 2A1, 0.582%, 12/25/36	26,450	22
(b) Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 2.109%, 4/25/38	851,717	719
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4, 5.809%, 12/12/49	100,000	69
Nelnet Student Loan Trust, Series 2006-1, Class A2, 1.261%, 2/23/16	353,400	352
(b) SLM Student Loan Trust, Series 2008-9, Class A, 2.659%, 4/25/23	997,074	979
Structured Asset Securities Corp., Series 2006-GEL4, Class A1, 0.642%, 10/25/36 144A	94,544	72
WaMu Mortgage Pass-Through Certificates, Series 2007-0A1, Class A1A, 2.333%, 2/25/47	54,629	17
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1, 5.414%, 2/25/37	60,829	33
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6, 5.593%, 7/25/36	18,730	10

Total Structured Products (Cost: $60,672)		60,273

Short-Term Investments (9.1%)
Federal Government & Agencies (4.8%)
(b) Federal National Mortgage Association, 0.16%, 4/27/09	4,600,000	4,599

Total		4,599

Government (4.3%)
(b) US Treasury Bill, 0.105%, 4/23/09	3,220,000	3,220
(b) US Treasury Bill, 0.125%, 4/16/09	940,000	940
(b) US Treasury Bill, 0.22%, 6/11/09	70,000	70

Total		4,230

Total Short-Term Investments (Cost: $8,829)		8,829

Total Investments (128.2%) (Cost: $137,308)(a)		124,105

Other Assets, Less Liabilities (-28.2%)		(27,303)

Net Assets (100.0%)		96,802

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009 the value of these securities (in thousands) was, $3,842 representing 3.97% of the net assets.

GO - General Obligation

RB - Revenue Bond

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance

NATL-RE - National Public Finance Guarantee Corp.

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $137,308 and the net unrealized depreciation of investments based on that cost was $13,203 which is comprised of $819 aggregate gross unrealized appreciation and $14,022 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Future (Long) (Total Notional Value at March 31, 2009, $65,361)	271	12/09	$1,546
90 Day Euro $ Commodity Future (Long) (Total Notional Value at March 31, 2009, $37,240)	152	12/10	68
Euro Bund Future (Long) (Total Notional Value at March 31, 2009, $3,040)	19	6/09	(1)
US Ten Year Treasury Note (Long) (Total Notional Value at March 31, 2009, $3,255)	27	6/09	95

(d)	Defaulted Security

(h)	Forward foreign currency contract outstanding on March 31, 2009

Type	Principal Amount Covered by Contract (000’s)		Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	BRL	1,560	6/09	$15	—	$15
Sell	BRL	1,560	6/09	—	(1)	(1)
Buy	CLP	19,826	5/09	—	(8)	(8)
Buy	CLP	15,137	5/09	2	—	2
Sell	CLP	19,826	5/09	—	(2)	(2)
Sell	CLP	15,137	5/09	—	(3)	(3)
Buy	CNY	6,565	9/09	15	—	15
Buy	EUR	221	4/09	—	(6)	(6)
Sell	EUR	3,040	4/09	—	(192)	(192)
Buy	GBP	6	4/09	—	—	— (m)
Sell	GBP	410	4/09	5	—	5
Buy	HUF	174,749	5/09	6	—	6
Sell	HUF	174,749	5/09	39	—	39
Buy	MXN	108	5/09	—	(2)	(2)
Sell	MXN	108	5/09	—	—	— (m)
Buy	MYR	106	4/09	—	(1)	(1)
Buy	MYR	71	8/09	—	(1)	(1)
Sell	MYR	106	4/09	1	—	1
Sell	MYR	71	8/09	1	—	1
Buy	PHP	10,162	5/09	—	—	— (m)
Buy	PHP	24,048	8/09	—	(7)	(7)
Sell	PHP	10,162	5/09	1	—	1
Sell	PHP	24,048	8/09	—	—	— (m)
Buy	PLN	68	5/09	—	(11)	(11)
Sell	PLN	68	5/09	3	—	3
Buy	RUB	14,853	5/09	—	(177)	(177)
Sell	RUB	14,853	5/09	12	—	12
Buy	SGD	717	4/09	—	(7)	(7)
Buy	SGD	1,184	7/09	—	(19)	(19)
Sell	SGD	717	4/09	13	—	13
Sell	SGD	1,184	7/09	12	—	12
Buy	ZAR	22,453	5/09	144	—	144
Sell	ZAR	22,453	5/09	—	(308)	(308)

				$269	$(745)	$(476)

BRL - Brazilian Real

CLP - Chilean Peso

CNY - China Yuan Renminbi

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

MXN - Mexican New Peso

MYR - Malaysian Ringgit

PHP - Philippines Peso

PLN - Poland Zloty

RUB - Russian Ruble

SGD - Singapore Dollar

ZAR - South African Rand

(i)	Written options outstanding on March 31, 2009

Options on Exchange Traded Futures Contracts

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Put - CME 90 Day Euro $ Commodity	$98.50	6/09	23	$(2)

(Premiums Received $22)				$(2)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Value (000’s)
Call - OTC 7-Year Interest Rate Swap	JP Morgan Chase	3-Month USD LIBOR	Receive	1.80%	4/09	$1,500	$0	(m)
Put - OTC 7-Year Interest Rate Swap	JP Morgan Chase	3-Month USD LIBOR	Receive	3.50%	4/09	1,500	0	(m)

							$0	(m)

(j)	Swap agreements outstanding on March 31, 2009

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
JPMorgan Chase	6 Month GBP-LIBOR	Pay	4.75%	9/10	GBP	2,700	$156
JPMorgan Chase	28 Day Mexico Interbank TIIE Banxico	Pay	8.95%	2/19	MXN	2,900	16
Morgan Stanley Capital Services, Inc.	28 Day Mexico Interbank TIIE Banxico	Pay	8.17%	11/16	MXN	2,800	9
Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Pay	5.00%	12/18	USD	2,200	379

							$560

Credit Default Swaps

CounterParty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
JPMorgan Chase	Dow Jones CDX NA Emerging Markets Index, Series 10	Sell	3.35%	12/13	USD	8,100	$196
JPMorgan Chase	Dow Jones CDX NA Emerging Markets Index, Series 9	Sell	2.65%	6/13	USD	3,000	(477)
JPMorgan Chase	UBS AG/Jersey Branch, 2.55%, 4/18/12	Buy	2.20%	3/14	EUR	600	3
Morgan Stanley Capital Services, Inc.	Dow Jones CDX NA High Yield Index, Series 9	Sell	3.75%	12/12	USD	4,700	(1,073)
Morgan Stanley Capital Services, Inc.	Dow Jones CDX NA Emerging Markets Index, Series 9	Sell	2.65%	6/13	USD	10,000	(1,555)
Morgan Stanley Capital Services, Inc.	Philippine Government International Bond, 10.625%, 3/16/25	Sell	2.44%	9/17	USD	100	(8)

							$(2,914)

(k)	Securities with an aggregate market value of $27,818 (in thousands) have been pledged as collateral for swap contracts, short sales or written options outstanding on March 31, 2009

(m)	Amount is less than one thousand.

(o)	Short sales outstanding on March 31, 2009

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association TBA	6.50%	4/39	$700	$729	$737

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$—	$1,706
Level 2 - Other significant observable inputs	124,105	(3,567)
Level 3 - Significant unobservable inputs	—	—

Total	124,105	(1,861)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Domestic Common Stocks and Warrants (27.7%)	Shares/ $ Par	Value $ (000’s)
Large Cap Common Stocks (18.3%)
Consumer Discretionary (1.7%)
Abercrombie & Fitch Co. - Class A	66,200	1,576
* Amazon.com, Inc.	28,000	2,056
Comcast Corp. - Class A	219,900	2,999
Johnson Controls, Inc.	241,500	2,898
* Kohl’s Corp.	106,000	4,486
Lowe’s Cos., Inc.	138,600	2,529
McDonald’s Corp.	57,800	3,154
The McGraw-Hill Cos., Inc.	118,400	2,708
NIKE, Inc. - Class B	78,600	3,686
Omnicom Group, Inc.	97,300	2,277
Target Corp.	78,700	2,707

Total		31,076

Consumer Staples (2.5%)
Avon Products, Inc.	134,400	2,585
The Coca-Cola Co.	83,000	3,648
CVS Caremark Corp.	250,500	6,886
* Energizer Holdings, Inc.	58,100	2,887
* Hansen Natural Corp.	51,400	1,850
The Kroger Co.	142,000	3,013
PepsiCo, Inc.	122,800	6,322
Philip Morris International, Inc.	183,600	6,533
The Procter & Gamble Co.	62,400	2,938
Wal-Mart Stores, Inc.	172,500	8,987

Total		45,649

Energy (1.8%)
Diamond Offshore Drilling, Inc.	32,300	2,030
Exxon Mobil Corp.	57,600	3,923
Halliburton Co.	117,600	1,819
Hess Corp.	43,400	2,352
* National-Oilwell Varco, Inc.	139,200	3,996
Occidental Petroleum Corp.	72,200	4,018
Schlumberger, Ltd.	94,500	3,839
* Southwestern Energy Co.	184,800	5,487
* Weatherford International, Ltd.	171,800	1,902
XTO Energy, Inc.	104,575	3,202

Total		32,568

Financials (0.5%)
American Express Co.	61,000	831
CME Group, Inc.	6,900	1,700
The Goldman Sachs Group, Inc.	30,200	3,202
Prudential Financial, Inc.	51,000	970
State Street Corp.	86,100	2,650

Total		9,353

Health Care (2.9%)
Abbott Laboratories	157,500	7,513
Allergan, Inc.	111,300	5,315
Baxter International, Inc.	124,200	6,361
* Celgene Corp.	159,100	7,064
* Genzyme Corp.	39,400	2,340
* Gilead Sciences, Inc.	117,900	5,461
Johnson & Johnson	44,900	2,362
* Medco Health Solutions, Inc.	176,000	7,276
Schering-Plough Corp.	177,100	4,171
* St. Jude Medical, Inc.	69,800	2,536
* Thermo Fisher Scientific, Inc.	53,500	1,908
UnitedHealth Group, Inc.	99,700	2,087

Total		54,394

Industrials (1.8%)
Danaher Corp.	68,700	3,725
Deere & Co.	80,000	2,630
FedEx Corp.	50,200	2,233
* First Solar, Inc.	12,700	1,685
Flowserve Corp.	14,000	786
Honeywell International, Inc.	139,400	3,884
Lockheed Martin Corp.	28,000	1,933
Norfolk Southern Corp.	77,700	2,622
PACCAR, Inc.	69,800	1,798
Precision Castparts Corp.	34,300	2,055
Raytheon Co.	62,500	2,434
Union Pacific Corp.	86,700	3,564
United Technologies Corp.	86,700	3,726

Total		33,075

Information Technology (5.8%)
Accenture, Ltd. - Class A	57,500	1,581
* Activision Blizzard, Inc.	92,300	965
* Adobe Systems, Inc.	70,600	1,510
* Agilent Technologies, Inc.	53,700	825
Analog Devices, Inc.	54,100	1,043
* Apple, Inc.	77,200	8,115
Applied Materials, Inc.	174,300	1,874
Automatic Data Processing, Inc.	44,500	1,565
* Broadcom Corp. - Class A	71,400	1,427
* Cisco Systems, Inc.	522,600	8,764
Corning, Inc.	157,700	2,093
* Dell, Inc.	150,400	1,426
* eBay, Inc.	122,900	1,544
* Electronic Arts, Inc.	56,400	1,026

* EMC Corp.	151,500	1,727
* Fiserv, Inc.	33,800	1,232
* Google, Inc. - Class A	20,200	7,031
Harris Corp.	14,100	408
Hewlett-Packard Co.	206,600	6,624
Intel Corp.	476,900	7,177
International Business Machines Corp.	112,600	10,910
* Intuit, Inc.	45,600	1,231
Linear Technology Corp.	54,800	1,259
MasterCard, Inc.	6,600	1,105
Microsoft Corp.	681,400	12,517
* NetApp, Inc.	64,000	950
* NVIDIA Corp.	123,400	1,217
Oracle Corp.	340,900	6,160
Paychex, Inc.	43,300	1,112
QUALCOMM, Inc.	143,100	5,568
Texas Instruments, Inc.	150,300	2,481
Visa, Inc. - Class A	38,300	2,129
* Yahoo!, Inc.	133,800	1,714

Total		106,310

Materials (0.8%)
Ecolab, Inc.	50,400	1,750
Monsanto Co.	61,800	5,136
Nucor Corp.	45,300	1,729
Praxair, Inc.	93,300	6,278

Total		14,893

Telecommunication Services (0.4%)
* American Tower Corp. - Class A	195,300	5,943
* NII Holdings, Inc.	111,400	1,671

Total		7,614

Utilities (0.1%)
Exelon Corp.	53,400	2,424

Total		2,424

Total Large Cap Common Stocks		337,356

Mid Cap Common Stocks (7.3%)
Consumer Discretionary (1.1%)
* Apollo Group, Inc. - Class A	17,400	1,363
* Collective Brands, Inc.	274,000	2,669
DeVry, Inc.	87,300	4,206
* Dollar Tree, Inc.	84,650	3,771
* Focus Media Holding, Ltd., ADR	99,500	677
* GameStop Corp. - Class A	162,200	4,545
* O’Reilly Automotive, Inc.	97,750	3,422
* Urban Outfitters, Inc.	20,500	335

Total		20,988

Consumer Staples (0.0%)
* Mead Johnson Nutrition Co. - Class A	1,600	46

Total		46

Energy (0.5%)
* Cameron International Corp.	198,700	4,358
Range Resources Corp.	81,700	3,363
* SandRidge Energy, Inc.	70,300	463
Smith International, Inc.	54,200	1,164

Total		9,348

Financials (0.7%)
Assured Guaranty, Ltd.	90,000	609
* IntercontinentalExchange, Inc.	15,500	1,154
* MBIA, Inc.	147,000	673
Northern Trust Corp.	64,600	3,865
Raymond James Financial, Inc.	150,200	2,959
SEI Investments Co.	88,100	1,076
Synovus Financial Corp.	173,200	563
T. Rowe Price Group, Inc.	57,025	1,646
W.R. Berkley Corp.	42,100	949

Total		13,494

Health Care (0.9%)
* Cerner Corp.	68,100	2,994
* Charles River Laboratories International, Inc.	58,100	1,581
* DaVita, Inc.	90,500	3,977
* Express Scripts, Inc.	67,700	3,126
* Immucor, Inc.	178,224	4,482
* Intuitive Surgical, Inc.	4,600	439

Total		16,599

Industrials (1.4%)
C.H. Robinson Worldwide, Inc.	83,900	3,827
* Corrections Corp. of America	146,200	1,873
Cummins, Inc.	128,600	3,273
Expeditors International of Washington, Inc.	77,000	2,178
* Foster Wheeler AG	116,300	2,032
* FTI Consulting, Inc.	25,800	1,277
Harsco Corp.	54,900	1,217
J.B. Hunt Transport Services, Inc.	113,000	2,724
L-3 Communications Holdings, Inc.	24,600	1,668
MSC Industrial Direct Co., Inc. - Class A	45,400	1,410
Ritchie Bros. Auctioneers, Inc.	104,448	1,942
Roper Industries, Inc.	6,500	276
* Spirit AeroSystems Holdings, Inc. - Class A	38,500	384

* Stericycle, Inc.	32,000	1,527

Total		25,608

Information Technology (2.3%)
* Alliance Data Systems Corp.	87,700	3,241
Amphenol Corp. - Class A	156,700	4,464
* Citrix Systems, Inc.	73,000	1,653
* Cognizant Technology Solutions Corp. - Class A	106,200	2,208
FactSet Research Systems, Inc.	33,600	1,680
Global Payments, Inc.	120,600	4,029
Intersil Corp. - Class A	227,800	2,620
* Juniper Networks, Inc.	152,500	2,297
KLA-Tencor Corp.	98,500	1,970
* McAfee, Inc.	118,900	3,983
* Mettler-Toledo International, Inc.	49,400	2,536
Microchip Technology, Inc.	144,500	3,062
* NeuStar, Inc. - Class A	117,400	1,966
* Varian Semiconductor Equipment Associates, Inc.	131,000	2,837
* VeriFone Holdings, Inc.	145,200	987
Western Union Co.	157,100	1,975

Total		41,508

Materials (0.2%)
Martin Marietta Materials, Inc.	12,300	975
* Owens-Illinois, Inc.	104,000	1,502
Titanium Metals Corp.	141,500	774

Total		3,251

Utilities (0.2%)
EQT Corp.	92,400	2,895

Total		2,895

Total Mid Cap Common Stocks		133,737

Small Cap Common Stocks (2.1%)
Consumer Discretionary (0.4%)
* American Public Education, Inc.	5,550	234
* Buffalo Wild Wings, Inc.	16,250	595
* Jack in the Box, Inc.	154,300	3,594
* LKQ Corp.	48,000	685
* Lumber Liquidators, Inc.	38,150	486
* New Oriental Education & Technology Group, Inc., ADR	4,300	216
PetSmart, Inc.	11,850	248
Snap-on, Inc.	6,450	162
* True Religion Apparel, Inc.	15,700	185

Total		6,405

Consumer Staples (0.1%)
Alberto-Culver Co.	22,850	517
Flowers Foods, Inc.	15,700	369
* TreeHouse Foods, Inc.	13,250	381

Total		1,267

Energy (0.1%)
* Arena Resources, Inc.	13,000	331
* Carrizo Oil & Gas, Inc.	7,900	70
* Contango Oil & Gas Co.	7,650	300
* EXCO Resources, Inc.	36,500	365
* Oceaneering International, Inc.	10,000	369
* Whiting Petroleum Corp.	13,800	357

Total		1,792

Financials (0.2%)
Boston Private Financial Holdings, Inc.	78,950	277
Digital Realty Trust, Inc.	14,350	476
* First Cash Financial Services, Inc.	400	6
* Investment Technology Group, Inc.	110,950	2,831
Janus Capital Group, Inc.	9,634	64
* KBW, Inc.	15,450	314
MFA Financial, Inc.	34,953	206
* Portfolio Recovery Associates, Inc.	13,300	357

Total		4,531

Health Care (0.4%)
* Amedisys, Inc.	3,650	100
* athenahealth, Inc.	17,650	426
* CardioNet, Inc.	17,900	502
* Dexcom, Inc.	17,300	72
* Genoptix, Inc.	5,805	158
* Illumina, Inc.	7,350	274
* IPC The Hospitalist Co.	19,850	378
* Masimo Corp.	17,067	495
* NuVasive, Inc.	12,150	381
* Phase Forward, Inc.	28,814	369
* Psychiatric Solutions, Inc.	201,750	3,173
* Thoratec Corp.	11,188	287
* Vnus Medical Technologies	9,050	192

Total		6,807

Industrials (0.4%)
* Aerovironment, Inc.	3,750	78
* Allegiant Travel Co.	7,150	325
* Astec Industries, Inc.	9,750	256
* Astronics Corp.	11,614	128
* Axsys Technologies, Inc.	5,298	223
* Cornell Companies, Inc.	10,550	173
* Energy Recovery, Inc.	14,947	113
* Hub Group, Inc. - Class A	12,600	214
* Huron Consulting Group, Inc.	4,687	199

* ICF International, Inc.		13,800	317
Knight Transportation, Inc.		189,859	2,878
* Quanta Services, Inc.		9,000	193
Regal-Beloit Corp.		53,350	1,635
* Team, Inc.		10,456	122
* TransDigm Group, Inc.		13,450	442

Total			7,296

Information Technology (0.4%)
* Advanced Energy Industries, Inc.		46,328	349
* Atheros Communications, Inc.		26,800	393
* Bankrate, Inc.		4,719	118
* Blackboard, Inc.		11,150	354
* Comtech Telecommunications Corp.		6,600	163
* CyberSource Corp.		28,850	427
* DG Fastchannel, Inc.		32,650	613
* Diodes, Inc.		25,300	268
* EPIQ Systems, Inc.		13,400	242
* F5 Networks, Inc.		17,300	362
* j2 Global Communications, Inc.		20,400	447
* Mellanox Technologies, Ltd.		33,833	282
* Microsemi Corp.		17,250	200
* Netlogic Microsystems, Inc.		16,450	452
* NetScout Systems, Inc.		10,250	73
* Omniture, Inc.		22,600	298
* Rubicon Technology, Inc.		26,965	143
* Switch and Data Facilities Co., Inc.		60,500	531
* Synchronoss Technologies, Inc.		43,550	534
* VanceInfo Technologies, Inc., ADR		63,521	318
* VistaPrint, Ltd.		21,000	577

Total			7,144

Materials (0.0%)
* Calgon Carbon Corp.		18,150	257
* Intrepid Potash, Inc.		6,900	127
Silgan Holdings, Inc.		7,250	381

Total			765

Other Holdings (0.1%)
iShares Nasdaq Biotechnology Index Fund		8,550	567
SPDR KBW Regional Banking ETF		4,400	85
SPDR Metals & Mining		47,150	1,185

Total			1,837

Utilities (0.0%)
ITC Holdings Corp.		10,950	478

Total			478

Total Small Cap Common Stocks			38,322

Total Domestic Common Stocks and Warrants (Cost: $669,438)			509,415

Foreign Common Stocks (7.9%)	Country
Consumer Discretionary (0.5%)
Benesse Corp.	Japan	2,400	88
Bridgestone Corp.	Japan	21,700	309
Canon Marketing Japan, Inc.	Japan	71,800	1,005
Compass Group PLC	United Kingdom	229,770	1,052
Daihatsu Motor Co., Ltd.	Japan	17,000	132
Fast Retailing Co., Ltd.	Japan	1,400	158
Hennes & Mauritz AB-B Shares	Sweden	26,445	994
Jupiter Telecommunications Co., Ltd.	Japan	111	74
Li & Fung, Ltd.	Hong Kong	140,000	329
LVMH Moet Hennessy Louis Vuitton SA	France	9,245	581
Next PLC	United Kingdom	23,450	445
Pearson PLC	United Kingdom	68,450	689
Rakuten, Inc.	Japan	219	104
Reed Elsevier PLC	United Kingdom	88,735	638
Sankyo Co., Ltd.	Japan	2,100	91
Stanley Electric Co., Ltd.	Japan	7,000	77
Vivendi	France	52,860	1,399
Yamada Denki Co., Ltd.	Japan	4,360	170

Total			8,335

Consumer Staples (1.2%)
British American Tobacco PLC	United Kingdom	86,905	2,011
Carrefour SA	France	12,935	505
Diageo PLC	United Kingdom	28,116	317
FamilyMart Co., Ltd.	Japan	8,300	252
Groupe DANONE	France	11,640	567
Huabao International Holdings, Ltd.	Hong Kong	1,050,000	864
Imperial Tobacco Group PLC	United Kingdom	47,070	1,058
ITC, Ltd.	India	100,231	365
Japan Tobacco, Inc.	Japan	181	479
Kao Corp.	Japan	33,000	640
Kerry Group PLC - Class A	Ireland	39,664	804
Kirin Holdings Co., Ltd.	Japan	8,000	84
Koninklijke Ahold NV	Netherlands	64,265	704
Lawson, Inc.	Japan	7,800	322

Nestle SA	Switzerland	178,945	6,049
Nisshin Seifun Group, Inc.	Japan	13,500	144
Nissin Foods Holdings Co., Ltd.	Japan	3,600	105
Pernod-Ricard SA	France	4,768	266
Reckitt Benckiser Group PLC	United Kingdom	33,300	1,251
SABMiller PLC	United Kingdom	45,875	683
Seven & I Holdings Co., Ltd.	Japan	28,200	615
Shoppers Drug Mart Corp.	Canada	22,509	774
Tesco PLC	United Kingdom	354,445	1,696
Toyo Suisan Kaisha, Ltd.	Japan	6,000	123
Unicharm Corp.	Japan	1,500	91
Unilever NV	Netherlands	60,065	1,185
Woolworths, Ltd.	Australia	65,545	1,140

Total			23,094

Energy (0.8%)
* Artumas Group, Inc.	Norway	92,300	17
BG Group PLC	United Kingdom	132,915	2,012
CNOOC, Ltd.	Hong Kong	760,000	753
* Dana Petroleum PLC	United Kingdom	15,680	250
Nexen, Inc.	Canada	66,041	1,120
Nippon Oil Corp.	Japan	75,000	369
Oil Search, Ltd.	Australia	353,550	1,293
Petrofac, Ltd.	United Kingdom	64,685	497
Petroleo Brasileiro SA, ADR	Brazil	32,870	1,002
Royal Dutch Shell PLC - Class A	United Kingdom	117,095	2,639
Saipem SPA	Italy	55,795	993
Seadrill, Ltd.	Norway	29,700	289
TonenGeneral Sekiyu K.K.	Japan	9,000	88
* Transocean, Ltd.	Switzerland	41,085	2,418
Tullow Oil PLC	United Kingdom	60,555	698

Total			14,438

Financials (0.7%)
AEON Mall Co., Ltd.	Japan	7,200	91
Banco Bilbao Vizcaya Argentaria SA	Spain	26,877	218
Banco Santander SA	Spain	33,668	232
The Bank of Yokohama, Ltd.	Japan	84,000	355
BM&F BOVESPA SA	Brazil	98,700	300
BNP Paribas	France	6,628	274
Cheung Kong Holdings, Ltd.	Hong Kong	44,000	379
The Chiba Bank, Ltd.	Japan	52,000	255
China Overseas Land & Investment, Ltd.	Hong Kong	262,600	412
Credit Saison Co., Ltd.	Japan	6,000	58
Daito Trust Construction Co., Ltd.	Japan	3,000	100
Daiwa House Industry Co., Ltd.	Japan	35,000	280
Fukuoka Financial Group, Inc.	Japan	77,000	232
The Gunma Bank, Ltd.	Japan	59,000	316
Hang Seng Bank, Ltd.	Hong Kong	34,300	345
Hokuhoku Financial Group, Inc.	Japan	96,000	174
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	61,800	584
Intesa Sanpaolo SPA	Italy	179,106	493
The Iyo Bank, Ltd.	Japan	36,000	362
Julius Baer Holding AG	Switzerland	18,688	460
Man Group PLC	United Kingdom	51,226	161
Mitsubishi UFJ Lease & Finance Co., Ltd.	Japan	9,670	201
National Bank of Greece SA	Greece	21,495	326
Nipponkoa Insurance Co., Ltd.	Japan	57,000	326
The Nishi-Nippon City Bank, Ltd.	Japan	122,000	261
NTT Urban Development Corp.	Japan	196	156
QBE Insurance Group, Ltd.	Australia	17,515	235
Samsung Fire & Marine Insurance Co., Ltd.	South Korea	2,478	287
The Shizuoka Bank, Ltd.	Japan	41,000	366
Sony Financial Holdings, Inc.	Japan	37	98
Standard Chartered PLC	United Kingdom	39,302	489
Sumitomo Mitsui Financial Group, Inc.	Japan	37,000	1,275
Sumitomo Realty & Development Co., Ltd.	Japan	23,000	252
Suruga Bank, Ltd.	Japan	72,000	589
TAG Tegernsee Immobilien und Beteiligungs AG	Germany	31,711	72
The Toronto-Dominion Bank	Canada	10,835	373
Westpac Banking Corp.	Australia	57,745	766
Zurich Financial Services AG	Switzerland	1,764	279

Total			12,432

Health Care (1.1%)
* Actelion, Ltd.	Switzerland	26,510	1,210
Astellas Pharma, Inc.	Japan	20,500	625
Chugai Pharmaceutical Co., Ltd.	Japan	5,400	91
CSL, Ltd.	Australia	45,102	1,019
Eisai Co., Ltd.	Japan	23,200	675
Fresenius Medical Care AG & Co. KGaA	Germany	25,301	984
GlaxoSmithKline PLC	United Kingdom	139,535	2,177

Novartis AG	Switzerland	14,925	565
Novo Nordisk A/S	Denmark	16,134	773
Ono Pharmaceutical Co., Ltd.	Japan	6,500	283
Roche Holding AG	Switzerland	30,735	4,217
Santen Pharmaceutical Co., Ltd.	Japan	4,400	122
Shionogi & Co., Ltd.	Japan	6,000	102
Synthes, Inc.	Switzerland	6,635	739
Takeda Pharmaceutical Co., Ltd.	Japan	33,600	1,154
Teva Pharmaceutical Industries, Ltd., ADR	Israel	120,240	5,417

Total			20,153

Industrials (1.0%)
ABB, Ltd., ADR	Switzerland	91,410	1,274
Alstom SA	France	17,635	913
Atlas Copco AB	Sweden	49,992	376
BAE Systems PLC	United Kingdom	160,925	772
Balfour Beatty PLC	United Kingdom	140,165	660
Central Japan Railway Co.	Japan	39	218
Chemring Group PLC	United Kingdom	30,545	831
* China Railway Construction Corp. - Class H	China	435,000	568
ComfortDelGro Corp., Ltd.	Singapore	313,000	280
Companhia de Concessoes Rodoviarias	Brazil	49,600	453
Daikin Industries, Ltd.	Japan	15,100	409
East Japan Railway Co.	Japan	15,800	819
Experian PLC	United Kingdom	85,300	535
Fanuc, Ltd.	Japan	8,400	563
G4S PLC	United Kingdom	235,800	656
Geberit AG	Switzerland	3,030	272
Hankyu Hanshin Holdings, Inc.	Japan	24,000	108
Itochu Corp.	Japan	40,000	193
The Japan Steel Works, Ltd.	Japan	9,000	84
JGC Corp.	Japan	8,000	90
KCI Konecranes OYJ	Finland	21,000	352
Keio Corp.	Japan	33,000	187
Kubota Corp.	Japan	12,000	65
Kurita Water Industries, Ltd.	Japan	4,600	88
Man AG	Germany	9,005	393
Marubeni Corp.	Japan	39,000	120
Mitsubishi Corp.	Japan	24,200	314
Mitsubishi Heavy Industries, Ltd.	Japan	19,000	57
Mitsui & Co., Ltd.	Japan	15,000	149
Mitsui Engineering & Shipbuilding Co., Ltd.	Japan	44,000	73
Mitsui OSK Lines, Ltd.	Japan	36,000	175
MTR Corp., Ltd.	Hong Kong	135,500	326
Nippon Yusen Kabushiki Kaisha	Japan	16,000	61
Odakyu Electric Railway Co., Ltd.	Japan	46,000	355
Sandvik AB	Sweden	61,658	353
Schindler Holding AG	Switzerland	11,715	553
Secom Co., Ltd.	Japan	14,300	524
Serco Group PLC	United Kingdom	134,135	704
Siemens AG	Germany	12,035	688
Singapore Technologies Engineering, Ltd.	Singapore	289,000	468
Tokyu Corp.	Japan	45,000	187
Vinci SA	France	15,450	574
West Japan Railway Co.	Japan	125	394

Total			17,234

Information Technology (0.6%)
ASML Holding NV	Netherlands	25,400	451
* Autonomy Corp. PLC	United Kingdom	126,755	2,373
Brother Industries, Ltd.	Japan	30,600	223
Canon, Inc.	Japan	14,400	410
EVS Broadcast Equipment SA	Belgium	10,070	330
* Gresham Computing PLC	United Kingdom	161,362	79
Hoya Corp.	Japan	34,600	675
Itochu Techno - Solutions Corp.	Japan	4,000	82
Keyence Corp.	Japan	2,700	505
Konami Corp.	Japan	5,000	75
Kontron AG	Germany	54,295	524
Mitsumi Electric Co., Ltd.	Japan	11,700	167
NIDEC Corp.	Japan	6,700	298
Nintendo Co., Ltd.	Japan	4,300	1,236
Nippon Electric Glass Co., Ltd.	Japan	13,000	90
Nomura Research Institute, Ltd.	Japan	31,200	482
NTT Data Corp.	Japan	48	130
Ricoh Co., Ltd.	Japan	34,000	399
SAP AG	Germany	48,310	1,712
Shimadzu Corp.	Japan	36,000	229
Square Enix Co., Ltd.	Japan	3,400	64
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	487,000	738
Tandberg ASA	Norway	43,000	634
* Temenos Group AG	Switzerland	34,185	369
Trend Micro, Inc.	Japan	3,000	84
Yahoo Japan Corp.	Japan	648	169

Total			12,528

Materials (1.2%)
Air Liquide SA	France	2,990	243
* Anhui Conch Cement Co., Ltd.	China	118,000	651
BHP Billiton PLC	United Kingdom	88,560	1,760

BHP Billiton, Ltd.	Australia	180,720	4,010
Companhia Vale do Rio Doce, ADR	Brazil	37,320	496
CRH PLC	Ireland	7,132	155
* CRH PLC - Rights	Ireland	4,888	106
Freeport - McMoRan Copper & Gold, Inc.	United States	131,730	5,020
Goldcorp, Inc.	Canada	48,870	1,628
* Intex Resources ASA	Norway	404,600	108
JFE Holdings, Inc.	Japan	6,200	134
Johnson Matthey PLC	United Kingdom	17,585	266
K+S AG	Germany	22,455	1,042
Newcrest Mining, Ltd.	Australia	18,465	420
Nippon Steel Corp.	Japan	85,000	226
Potash Corp. of Saskatchewan, Inc.	Canada	41,770	3,376
Rio Tinto PLC, ADR	United Kingdom	9,135	1,225
Shin - Etsu Chemical Co., Ltd.	Japan	16,200	781
Sika AG	Switzerland	185	137
Sumitomo Metal Industries, Ltd.	Japan	102,000	203
Syngenta AG	Switzerland	1,920	387
Taiheiyo Cement Corp.	Japan	177,000	258
Ube Industries, Ltd.	Japan	46,000	83

Total			22,715

Telecommunication Services (0.4%)
China Mobile, Ltd.	Hong Kong	36,000	314
KDDI Corp.	Japan	149	695
Koninklijke (Royal) KPN NV	Netherlands	105,059	1,404
SOFTBANK Corp.	Japan	22,400	284
Telefonica SA	Spain	181,565	3,623
Turkcell Iletisim Hizmetleri AS	Turkey	79,056	388

Total			6,708

Utilities (0.4%)
Acciona SA	Spain	2,235	230
Centrica PLC	United Kingdom	141,095	461
CEZ	Czech Republic	11,290	403
CLP Holdings, Ltd.	Hong Kong	42,500	292
* EDP Renovaveis SA	Spain	22,585	185
Electric Power Development Co., Ltd.	Japan	3,100	91
Enagas	Spain	23,973	340
Fortum OYJ	Finland	12,025	229
GDF Suez	France	18,215	626
Hokuriku Electric Power Co.	Japan	5,500	132
Kyushu Electric Power Co., Inc.	Japan	5,000	112
National Grid PLC	United Kingdom	51,472	395
Osaka Gas Co., Ltd.	Japan	56,000	174
Red Electrica Corp. SA	Spain	9,840	384
RWE AG	Germany	3,757	263
Scottish and Southern Energy PLC	United Kingdom	46,675	743
Shikoku Electric Power Co., Inc.	Japan	3,600	96
Toho Gas Co., Ltd.	Japan	14,000	64
The Tokyo Electric Power Co., Inc.	Japan	51,000	1,267
Tokyo Gas Co., Ltd.	Japan	65,000	227

Total			6,714

Total Foreign Common Stocks (Cost: $181,785)			144,351

Investment Grade Segment (11.7%)
Aerospace/Defense (0.1%)
BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A		180,000	176
General Dynamics Corp., 4.25%, 5/15/13		765,000	792
Lockheed Martin Corp., 6.15%, 9/1/36		1,720,000	1,738

Total			2,706

Auto Manufacturing (0.2%)
Daimler Finance North America LLC, 5.75%, 5/18/09		2,590,000	2,591
Daimler Finance North America LLC, 8.50%, 1/18/31		315,000	281

Total			2,872

Banking (2.1%)
BA Covered Bond Issuer, 5.50%, 6/14/12 144A		2,105,000	2,062
Bank of America Corp., 5.42%, 3/15/17		1,080,000	656
The Bank of New York Mellon Corp., 4.95%, 11/1/12		310,000	316
Bank One Corp., 5.25%, 1/30/13		4,480,000	4,140
Barclays Bank PLC, 6.05%, 12/4/17 144A		210,000	165
Barclays Bank PLC, 7.70%, 4/26/49 144A		480,000	211
The Bear Stearns and Cos., LLC, 7.25%, 2/1/18		480,000	496
BNP Paribas, 7.195%, 6/29/49 144A		300,000	153
Citigroup Capital XXI, 8.3%, 12/21/57		245,000	118
Citigroup, Inc., 5.125%, 5/5/14		1,985,000	1,692
Countrywide Financial Corp., 5.80%, 6/7/12		730,000	634
Countrywide Home Loans, Inc., 4.00%, 3/22/11		1,155,000	1,028
Countrywide Home Loans, Inc., 4.125%, 9/15/09		235,000	232
Credit Agricole SA/London, 6.637%, 5/31/17 144A		310,000	93
Credit Suisse Guernsey, Ltd., 5.86%, 5/29/49		105,000	39
Deutsche Bank Capital Funding Trust VII, 5.628%, 1/19/16 144A		1,080,000	455
Fifth Third Bancorp, 8.25%, 3/1/38		425,000	260
The Goldman Sachs Group, Inc., 5.15%, 1/15/14		2,680,000	2,446
The Goldman Sachs Group, Inc., 7.50%, 2/15/19		145,000	145
HSBC Holdings PLC, 6.80%, 6/1/38		390,000	332

HSBC USA, Inc., 3.125%, 12/16/11	2,200,000	2,274
JPMorgan Chase & Co., 4.75%, 3/1/15	110,000	105
JPMorgan Chase & Co., 7.90%, 4/29/49	1,675,000	1,076
(d) Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	490,000	62
M&I Marshall & Ilsley Bank, 5.15%, 2/22/12	2,480,000	2,180
Mellon Bank NA, 5.45%, 4/1/16	1,390,000	1,319
Merrill Lynch & Co., 6.22%, 9/15/26	375,000	185
Merrill Lynch & Co., 6.40%, 8/28/17	2,185,000	1,568
Morgan Stanley, 2.00%, 9/22/11	2,210,000	2,223
Morgan Stanley, 5.375%, 10/15/15	700,000	632
Morgan Stanley, 6.25%, 8/9/26	830,000	687
Northern Trust Corp., 5.30%, 8/29/11	795,000	808
State Street Bank and Trust Co., 5.30%, 1/15/16	1,780,000	1,627
SunTrust Bank, 3.00%, 11/16/11	2,210,000	2,274
UBS AG/Stamford Branch, 5.75%, 4/25/18	820,000	686
UBS Preferred Funding Trust V, 6.243%, 5/29/49	200,000	55
UnionBanCal Corp., 5.25%, 12/16/13	810,000	672
Wachovia Corp., 5.35%, 3/15/11	2,080,000	2,020
(d) Washington Mutual Bank, 6.75%, 5/20/36	580,000	0
(d) Washington Mutual Bank, 6.875%, 6/15/11	1,115,000	0
Wells Fargo Capital XIII, 7.70%, 12/29/49	2,150,000	1,024
Zions Bancorporation, 5.50%, 11/16/15	2,290,000	1,490

Total		38,640

Beverage/Bottling (0.5%)
Anheuser-Busch Companies, Inc., 4.50%, 4/1/18	40,000	34
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	255,000	192
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 144A	1,020,000	1,001
Bottling Group LLC, 4.625%, 11/15/12	535,000	553
Bottling Group LLC, 5.125%, 1/15/19	350,000	352
Bottling Group LLC, 5.50%, 4/1/16	1,120,000	1,190
Diageo Capital PLC, 4.375%, 5/3/10	1,578,000	1,595
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18	665,000	628
Dr Pepper Snapple Group, Inc., 7.45%, 5/1/38	145,000	128
PepsiCo, Inc., 3.75%, 3/1/14	165,000	167
PepsiCo, Inc., 4.65%, 2/15/13	375,000	398
PepsiCo, Inc., 5.00%, 6/1/18	330,000	341
PepsiCo, Inc., 7.90%, 11/1/18	85,000	104
SABMiller PLC, 6.20%, 7/1/11 144A	2,150,000	2,168

Total		8,851

Building Products (0.0%)
CRH America, Inc., 6.00%, 9/30/16	810,000	571
CRH America, Inc., 8.125%, 7/15/18	335,000	261

Total		832

Cable/Media/Broadcasting/Satellite (0.6%)
CBS Corp., 6.625%, 5/15/11	175,000	168
Comcast Corp., 5.90%, 3/15/16	1,745,000	1,686
Comcast Corp., 6.40%, 5/15/38	740,000	646
Comcast Corp., 6.50%, 11/15/35	190,000	168
Cox Communications, Inc., 4.625%, 1/15/10	1,390,000	1,377
Historic TW, Inc., 6.625%, 5/15/29	565,000	477
Historic TW, Inc., 6.875%, 6/15/18	195,000	181
Rogers Cable, Inc., 5.50%, 3/15/14	675,000	660
Rogers Cable, Inc., 6.25%, 6/15/13	200,000	201
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,111
Time Warner Cable, Inc., 5.40%, 7/2/12	1,310,000	1,265
Time Warner Cable, Inc., 6.75%, 7/1/18	170,000	160
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,650,000	1,598
Viacom, Inc., 5.75%, 4/30/11	1,080,000	1,052
Viacom, Inc., 6.125%, 10/5/17	185,000	157

Total		10,907

Conglomerate/Diversified Manufacturing (0.0%)
The Dow Chemical Co., 5.70%, 5/15/18	45,000	32
Monsanto Co., 5.125%, 4/15/18	135,000	137

Total		169

Consumer Products (0.1%)
Colgate-Palmolive Co., 4.20%, 5/15/13	280,000	287
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	657

Total		944

Electric Utilities (2.0%)
Bruce Mansfield Unit, 6.85%, 6/1/34	510,000	397
Carolina Power & Light, Inc., 5.15%, 4/1/15	420,000	427
Carolina Power & Light, Inc., 6.50%, 7/15/12	415,000	438
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	260,000	265
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	270,000	245
CenterPoint Energy, Inc., 6.50%, 5/1/18	380,000	318
CMS Energy Corp., 6.875%, 12/15/15	1,270,000	1,176
Commonwealth Edison Co., 5.875%, 2/1/33	115,000	95
Connecticut Light and Power Co., 5.65%, 5/1/18	150,000	155
Consolidated Edison Co. of New York, Inc., 5.375%, 12/15/15	560,000	555
Consolidated Natural Gas Co., 5.00%, 12/1/14	2,050,000	1,978
Dominion Resources, Inc., 6.00%, 11/30/17	40,000	39
Dominion Resources, Inc., 6.40%, 6/15/18	160,000	160
DTE Energy Co., 7.05%, 6/1/11	2,665,000	2,691
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,000,000	836
Entergy Louisiana LLC, 6.50%, 9/1/18	360,000	338
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	827
Exelon Generation Co. LLC, 6.20%, 10/1/17	1,070,000	957
Indiana Michigan Power Co., 5.05%, 11/15/14	2,660,000	2,373
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	1,014,974	911
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	1,185,000	903

MidAmerican Energy Holdings Co., 5.95%, 5/15/37	260,000	225
Monongahela Power Co., 5.70%, 3/15/17 144A	860,000	762
Nevada Power Co., 5.875%, 1/15/15	1,941,000	1,840
Nevada Power Co., 5.95%, 3/15/16	60,000	56
Northern States Power Co., 5.25%, 10/1/18	270,000	275
Ohio Edison Co., 6.875%, 7/15/36	145,000	127
Oncor Electric Delivery Co., 7.00%, 9/1/22	240,000	224
PacifiCorp, 5.45%, 9/15/13	2,040,000	2,132
Potomac Electric Power Co., 6.50%, 11/15/37	180,000	172
PPL Electric Utilities Corp., 4.30%, 6/1/13	2,475,000	2,463
PPL Electric Utilities Corp., 6.25%, 8/15/09	215,000	217
PPL Energy Supply LLC, 6.50%, 5/1/18	340,000	299
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,527
Puget Sound Energy, Inc., 6.274%, 3/15/37	1,125,000	929
San Diego Gas & Electric Co., 5.30%, 11/15/15	250,000	254
San Diego Gas & Electric Co., 6.125%, 9/15/37	200,000	207
SCANA Corp., 6.25%, 4/1/20	115,000	108
Sierra Pacific Power Co., 6.75%, 7/1/37	525,000	443
South Carolina Electric & Gas Co., 6.05%, 1/15/38	295,000	292
Southern California Edison Co., 5.625%, 2/1/36	85,000	80
Tampa Electric Co., 6.10%, 5/15/18	2,305,000	2,176
Tampa Electric Co., 6.15%, 5/15/37	385,000	307
Tampa Electric Co., 6.55%, 5/15/36	520,000	433
The Toledo Edison Co., 6.15%, 5/15/37	1,265,000	891
Union Electric Co., 6.40%, 6/15/17	180,000	173
Union Electric Co., 6.70%, 2/1/19	180,000	171
Virginia Electric and Power Co., 5.25%, 12/15/15	3,790,000	3,814

Total		36,681

Electronics (0.0%)
Cisco Systems, Inc., 5.90%, 2/15/39	480,000	441

Total		441

Energy (0.0%)
Noble Energy, Inc., 8.25%, 3/1/19	760,000	778

Total		778

Food Processors (0.2%)
General Mills, Inc., 5.65%, 2/15/19	255,000	260
General Mills, Inc., 5.70%, 2/15/17	970,000	997
H.J. Heinz Co., 5.35%, 7/15/13	1,370,000	1,413
Kellogg Co., 6.60%, 4/1/11	875,000	936
Kraft Foods, Inc., 6.50%, 8/11/17	430,000	443
Kraft Foods, Inc., 6.875%, 1/26/39	500,000	491

Total		4,540

Gaming/Lodging/Leisure (0.0%)
Harrah’s Operating Co., 5.75%, 10/1/17	590,000	94

Total		94

Gas Pipelines (0.1%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	140,000	120
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	280,000	224
Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	300,000	295
Southern Natural Gas Co., 5.90%, 4/1/17 144A	200,000	174
Tennessee Gas Pipeline Co., 7.50%, 4/1/17	200,000	193

Total		1,006

Health Care/Pharmaceuticals (0.2%)
Bristol-Myers Squibb Co., 5.875%, 11/15/36	65,000	62
Bristol-Myers Squibb Co., 6.125%, 5/1/38	470,000	469
Merck & Co., 5.75%, 11/15/36	55,000	52
Pfizer, Inc., 5.35%, 3/15/15	440,000	464
Pfizer, Inc., 6.20%, 3/15/19	380,000	405
Wyeth, 5.50%, 2/1/14	1,060,000	1,114
Wyeth, 5.95%, 4/1/37	630,000	593

Total		3,159

Independent Finance (0.7%)
American General Finance Corp., 4.50%, 12/1/15	95,000	35
American General Finance Corp., 6.90%, 12/15/17	470,000	165
General Electric Capital Corp., 5.375%, 10/20/16	1,000,000	878
General Electric Capital Corp., 5.625%, 5/1/18	1,735,000	1,509
General Electric Capital Corp., 5.875%, 1/14/38	195,000	139
GMAC LLC, 6.00%, 12/15/11 144A	1,351,000	920
GMAC LLC, 7.50%, 12/31/13 144A	238,000	114
GMAC LLC, 8.00%, 12/13/18 144A	286,000	83
HSBC Finance Corp., 4.125%, 11/16/09	4,400,000	4,355
International Lease Finance Corp., 3.50%, 4/1/09	3,530,000	3,530
International Lease Finance Corp., 4.75%, 1/13/12	2,190,000	1,278
iStar Financial, Inc., 5.15%, 3/1/12	1,580,000	569
iStar Financial, Inc., 8.625%, 6/1/13	565,000	181

Total		13,756

Industrials - Other (0.1%)
Centex Corp., 7.875%, 2/1/11	335,000	316
D.R. Horton, Inc., 5.375%, 6/15/12	540,000	459
D.R. Horton, Inc., 7.875%, 8/15/11	160,000	153

Total		928

Information/Data Technology (0.1%)
Fiserv, Inc., 6.125%, 11/20/12	1,075,000	1,063
Fiserv, Inc., 6.80%, 11/20/17	1,075,000	1,006
Seagate Technology HDD Holdings, 6.80%, 10/1/16	715,000	415

Total		2,484

Life Insurance (0.0%)
Prudential Financial, Inc., 5.70%, 12/14/36	170,000	82

Total		82

Machinery (0.1%)
Case Corp., 7.25%, 1/15/16	2,085,000	1,522

Total		1,522

Metals/Mining (0.1%)
Alcoa, Inc., 5.55%, 2/1/17	1,000,000	662
Alcoa, Inc., 5.90%, 2/1/27	465,000	260
Barrick North America Fiance LLC, 6.80%, 9/15/18	370,000	370
Freeport - McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	160,000	153
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	365,000	319

Total		1,764

Natural Gas Distributors (0.1%)
NiSource Finance Corp., 5.25%, 9/15/17	415,000	310
NiSource Finance Corp., 5.40%, 7/15/14	785,000	628
NiSource Finance Corp., 5.45%, 9/15/20	180,000	132
NiSource Finance Corp., 6.40%, 3/15/18	210,000	170
The Williams Companies, Inc., 8.75%, 1/15/20 144A	375,000	373

Total		1,613

Oil & Gas Field Machines and Services (0.0%)
Pride International, Inc., 7.375%, 7/15/14	805,000	793

Total		793

Oil and Gas (0.6%)
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	90,000	63
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	335,000	252
Canadian Natural Resources, Ltd., 6.50%, 2/15/37	530,000	413
Devon Energy Corp., 7.95%, 4/15/32	250,000	259
EnCana Corp., 6.50%, 8/15/34	180,000	148
EnCana Corp., 6.50%, 2/1/38	340,000	292
EnCana Corp., 6.625%, 8/15/37	105,000	91
Hess Corp., 7.125%, 3/15/33	355,000	305
Hess Corp., 8.125%, 2/15/19	225,000	232
Marathon Oil Corp., 6.60%, 10/1/37	140,000	111
Nexen, Inc., 5.875%, 3/10/35	995,000	658
Nexen, Inc., 6.40%, 5/15/37	160,000	114
Pemex Project Funding Master Trust, 6.625%, 6/15/35	245,000	175
Petro-Canada, 5.95%, 5/15/35	820,000	560
Pioneer Natural Resources Co., 6.875%, 5/1/18	1,840,000	1,352
Suncor Energy, Inc., 6.50%, 6/15/38	415,000	300
Suncor Energy, Inc., 6.85%, 6/1/39	265,000	200
Sunoco, Inc., 5.75%, 1/15/17	825,000	710
Tesoro Corp., 6.25%, 11/1/12	2,070,000	1,806
Tesoro Corp., 6.50%, 6/1/17	2,615,000	1,974
Valero Energy Corp., 6.625%, 6/15/37	300,000	212
XTO Energy, Inc., 5.30%, 6/30/15	260,000	248
XTO Energy, Inc., 6.50%, 12/15/18	335,000	333
XTO Energy, Inc., 6.75%, 8/1/37	290,000	264

Total		11,072

Other Finance (0.7%)
American Express Bank, 3.15%, 12/9/11	2,210,000	2,284
Capmark Financial Group, Inc., 7.8%, 5/10/17	320,000	60
Eaton Vance Corp., 6.50%, 10/2/17	100,000	86
PNC Financial Services Group, Inc., 8.25%, 5/21/13	2,310,000	1,131
Pooled Funding Trust I, 2.74%, 2/15/12 144A	5,550,000	5,609
SLM Corp., 5.375%, 1/15/13	80,000	44
SLM Corp., 5.375%, 5/15/14	520,000	269
SLM Corp., 5.45%, 4/25/11	4,560,000	2,917

Total		12,400

Other Services (0.1%)
Waste Management, Inc., 5.00%, 3/15/14	855,000	816
Waste Management, Inc., 6.10%, 3/15/18	925,000	874

Total		1,690

Other Transportation (0.0%)
FedEx Corp., 8.00%, 1/15/19	90,000	95

Total		95

Paper and Forest Products (0.0%)
Weyerhaeuser Co., 6.875%, 12/15/33	130,000	80

Total		80

Property and Casualty Insurance (0.0%)
The Progressive Corp., 6.70%, 6/15/37	315,000	142

Total		142

Railroads (0.1%)
Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	175,000	161
Canadian National Railway Co., 5.85%, 11/15/17	140,000	145
Canadian Pacific Railway Co., 5.95%, 5/15/37	185,000	129
CSX Corp., 5.60%, 5/1/17	985,000	828
Norfolk Southern Corp., 5.75%, 1/15/16 144A	185,000	186
Union Pacific Corp., 5.65%, 5/1/17	625,000	602
Union Pacific Corp., 5.75%, 11/15/17	315,000	301
Union Pacific Corp., 6.65%, 1/15/11	390,000	406

Total		2,758

Real Estate Investment Trusts (0.8%)
AvalonBay Communities, Inc., 5.50%, 1/15/12	500,000	471
BRE Properties, Inc., 5.50%, 3/15/17	420,000	277
Colonial Realty LP, 6.05%, 9/1/16	360,000	218
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,535,000	686
Duke Realty LP, 5.95%, 2/15/17	835,000	499
ERP Operating LP, 5.25%, 9/15/14	1,950,000	1,565
ERP Operating LP, 5.75%, 6/15/17	515,000	408
First Industrial LP, 5.25%, 6/15/09	1,925,000	1,880
HCP, Inc., 6.00%, 1/30/17	400,000	269
HCP, Inc., 6.70%, 1/30/18	200,000	135
HRPT Properties Trust, 5.75%, 11/1/15	1,225,000	777
ProLogis, 5.50%, 3/1/13	2,000,000	1,184
ProLogis, 5.75%, 4/1/16	1,190,000	654
Simon Property Group LP, 5.375%, 6/1/11	3,555,000	3,209
Simon Property Group LP, 5.60%, 9/1/11	890,000	793
Simon Property Group LP, 6.10%, 5/1/16	1,560,000	1,235

Total		14,260

Restaurants (0.1%)
Darden Restaurants, Inc., 6.20%, 10/15/17	100,000	84
Darden Restaurants, Inc., 6.80%, 10/15/37	635,000	437
Yum! Brands, Inc., 6.875%, 11/15/37	800,000	663

Total		1,184

Retail Food and Drug (0.2%)
CVS/Caremark Corp., 4.875%, 9/15/14	985,000	976
CVS/Caremark Corp., 6.125%, 8/15/16	445,000	448
CVS/Caremark Corp., 6.25%, 6/1/27	715,000	659
Delhaize Group, 6.50%, 6/15/17	770,000	744
The Kroger Co., 6.15%, 1/15/20	240,000	237
The Kroger Co., 7.00%, 5/1/18	245,000	259

Total		3,323

Retail Stores (0.3%)
The Home Depot, Inc., 5.875%, 12/16/36	525,000	372
J.C. Penney Corp., 5.75%, 2/15/18	130,000	91
J.C. Penney Corp., 6.375%, 10/15/36	260,000	163
J.C. Penney Corp., 6.875%, 10/15/15	515,000	396
J.C. Penney Corp., 7.95%, 4/1/17	610,000	502
Kohl’s Corp., 6.25%, 12/15/17	720,000	661
Kohl’s Corp., 6.875%, 12/15/37	540,000	407
Macy’s Retail Holdings, Inc., 7.00%, 2/15/28	120,000	64
Nordstrom, Inc., 7.00%, 1/15/38	265,000	182
Target Corp., 5.375%, 5/1/17	595,000	587
Target Corp., 6.50%, 10/15/37	735,000	651
Wal-Mart Stores, Inc., 5.875%, 4/5/27	685,000	682

Total		4,758

Structured Products (0.3%)
Federal National Mortgage Association, 5.32%, 4/1/14	2,622,087	2,807
Federal National Mortgage Association, 5.38%, 1/1/17	2,848,000	2,975

Total		5,782

Telecommunications (0.8%)
AT&T Corp., 8.00%, 11/15/31	380,000	413
AT&T Mobility LLC, 7.125%, 12/15/31	2,740,000	2,637
British Telecommunications PLC, 9.13%, 12/15/30	620,000	564
Deutsche Telekom International Finance BV, 5.75%, 3/23/16	665,000	652
Embarq Corp., 6.738%, 6/1/13	310,000	289
Embarq Corp., 7.082%, 6/1/16	1,225,000	1,102
Embarq Corp., 7.995%, 6/1/36	230,000	172
France Telecom SA, 8.50%, 3/1/31	975,000	1,229
Rogers Wireless, Inc., 6.375%, 3/1/14	875,000	886
Telecom Italia Capital SA, 4.00%, 1/15/10	2,360,000	2,324
Telecom Italia Capital SA, 6.20%, 7/18/11	1,620,000	1,591
Verizon Communications, Inc., 5.85%, 9/15/35	1,425,000	1,211
Verizon Communications, Inc., 6.10%, 4/15/18	1,325,000	1,313
Verizon Communications, Inc., 8.95%, 3/1/39	400,000	460

Total		14,843

Tobacco (0.3%)
Altria Group, Inc., 9.70%, 11/10/18	555,000	604
Altria Group, Inc., 9.95%, 11/10/38	680,000	679
Philip Morris International, Inc., 5.65%, 5/16/18	735,000	730
Philip Morris International, Inc., 6.375%, 5/16/38	735,000	712
Reynolds American, Inc., 6.75%, 6/15/17	215,000	183
Reynolds American, Inc., 7.25%, 6/15/37	215,000	157
Reynolds American, Inc., 7.625%, 6/1/16	2,175,000	1,926

Total		4,991

Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.25%, 1/15/11	1,390,000	1,347
Johnson Controls, Inc., 5.50%, 1/15/16	845,000	626
Johnson Controls, Inc., 6.00%, 1/15/36	520,000	288

Total		2,261

Total Investment Grade Segment (Cost: $245,264)		215,201

Governments (5.5%)
Governements (5.5%)
(n) Overseas Private Investment, 4.10%, 11/15/14	2,604,160	2,673
Federal Home Loan Mortgage Corp., 4.875%, 6/13/18	27,553,000	30,555
Israel Government AID Bond, 0.00%, 11/15/22	11,600,000	6,611
Israel Government AID Bond, 0.00%, 11/15/23	11,500,000	6,231
Israel Government AID Bond, 5.50%, 4/26/24	9,840,000	11,085
(e) Tennesse Valley Authority Stripped, 0.00%, 4/15/42	6,100,000	5,713
US Department of Housing and Urban Development, 6.17%, 8/1/14	14,981,000	16,426
US Treasury, 2.75%, 2/15/19	3,495,000	3,514
US Treasury, 3.50%, 2/15/39	285,000	282
US Treasury, 4.375%, 2/15/38	1,850,000	2,101
US Treasury, 4.50%, 5/15/38	3,985,000	4,653
US Treasury Inflation Index Bond, 2.00%, 4/15/12	5,777,175	5,943
US Treasury Inflation Index Bond, 2.625%, 7/15/17	5,381,317	5,844

Total Governments (Cost: $91,857)		101,631

Structured Products (25.4%)
Structured Products (25.4%)
AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/1/21	22,665,000	22,926
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.21%, 2/14/43 IO	46,748,618	1,605
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,855,194	917
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	2,221,157	1,118

Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.66%, 6/10/49	2,907,000	1,970
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.69%, 4/10/49	11,274,000	8,174
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.58%, 1/25/37	2,296,849	1,149
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.61%, 5/25/37	3,160,600	2,789
Banc of America Mortgage Securities, Inc., Series 2004-G, Class 2A6, 4.65%, 8/25/34	5,332,000	5,255
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	2,580,000	2,697
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.7%, 6/10/17	6,462,000	4,439
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	815,466	758
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	1,253,772	1,220
Countrywide Alternative Loan Trust, Series 2003-J1, Class 1A8, 5.25%, 10/25/33	1,058,028	834
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.47%, 1/25/36	1,295,320	850
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 6A1, 5.50%, 8/25/20	2,273,781	2,143
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 7/25/36	2,044,208	1,419
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	2,742,535	2,041
(n) Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	2,527,067	2,439
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.45%, 2/18/31 IO	30,783,730	937
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.51%, 10/15/30 IO 144A	1,461,572	36
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,871,952	1,906
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	2,239,170	2,316
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	1,852,901	1,920
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	13,344,985	13,832
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	1,374,961	1,434
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	638,211	664
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	2,466,763	2,566
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	17,053,318	17,632
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	17,034,792	17,613
Federal Home Loan Mortgage Corp., 5.00%, 6/1/38	15,649,188	16,158
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	885,750	926
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	1,807,587	1,891
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	338,153	354
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	2,407,879	2,516
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	3,708,287	3,856
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	7,212,179	7,816
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	3,140,478	3,288
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	2,125,000	2,247
Federal Home Loan Mortgage Corp., 6.00%, 10/1/37	18,677,041	19,548
Federal Home Loan Mortgage Corp., 6.50%, 4/1/11	234,777	241
Federal National Mortgage Association, 4.00%, 6/1/19	1,197,262	1,224
Federal National Mortgage Association, 4.50%, 6/1/19	8,584,938	8,892
Federal National Mortgage Association, 4.50%, 12/1/19	976,925	1,012
Federal National Mortgage Association, 5.00%, 3/1/20	3,087,912	3,216
Federal National Mortgage Association, 5.00%, 4/1/20	1,216,904	1,266
Federal National Mortgage Association, 5.00%, 5/1/20	4,710,527	4,902
Federal National Mortgage Association, 5.00%, 4/1/35	3,605,064	3,728

Federal National Mortgage Association, 5.00%, 7/1/35	4,768,758	4,932
Federal National Mortgage Association, 5.00%, 10/1/35	1,884,122	1,948
Federal National Mortgage Association, 5.50%, 4/1/21	2,130,414	2,225
Federal National Mortgage Association, 5.50%, 9/1/34	964,406	1,004
Federal National Mortgage Association, 5.50%, 3/1/35	8,115,408	8,442
Federal National Mortgage Association, 5.50%, 7/1/35	1,801,343	1,874
Federal National Mortgage Association, 5.50%, 8/1/35	3,128,616	3,254
Federal National Mortgage Association, 5.50%, 9/1/35	17,732,806	18,443
Federal National Mortgage Association, 5.50%, 10/1/35	7,932,148	8,250
Federal National Mortgage Association, 5.50%, 11/1/35	19,180,503	19,949
Federal National Mortgage Association, 5.50%, 2/1/38	35,042,190	36,406
Federal National Mortgage Association, 6.00%, 5/1/35	400,949	420
Federal National Mortgage Association, 6.00%, 6/1/35	1,049,026	1,098
Federal National Mortgage Association, 6.00%, 7/1/35	6,646,569	6,958
Federal National Mortgage Association, 6.00%, 10/1/35	1,548,347	1,621
Federal National Mortgage Association, 6.00%, 11/1/35	7,054,113	7,384
Federal National Mortgage Association, 6.00%, 9/1/36	3,407,930	3,566
Federal National Mortgage Association, 6.00%, 1/1/38	6,397,386	6,689
Federal National Mortgage Association, 6.00%, 3/1/38	1,685,152	1,762
Federal National Mortgage Association, 6.00%, 6/1/38	10,148,638	10,612
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	6,335,285	6,577
Federal National Mortgage Association, 6.50%, 9/1/37	7,151,947	7,543
Federal National Mortgage Association, 6.50%, 9/1/38	13,481,939	14,218
Federal National Mortgage Association, 6.75%, 4/25/18	1,937,101	2,051
Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	10,762,000	11,358
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	7,276,531	7,632
First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	3,352,245	2,835
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 7.94%, 12/15/31 144A	3,100,000	2,989
Government National Mortgage Association, 5.00%, 7/15/33	1,904,579	1,984
Government National Mortgage Association, 5.50%, 1/15/32	170,933	179
Government National Mortgage Association, 5.50%, 2/15/32	1,797,777	1,880
Government National Mortgage Association, 5.50%, 9/15/32	55,937	58
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 0.60%, 11/5/21 144A	726,349	587
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	2,283,000	1,927
Louisiana Public Facilities Authority, Series 2008 RB 6.55%, 8/1/20	2,250,000	2,234
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	1,396,658	1,510
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	1,068,514	1,039
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 0.59%, 1/25/37	3,279,918	1,663
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4, 5.75%, 6/12/50	2,817,000	1,778
Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	7,031,000	6,602
(d)(n) RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	520,592	416
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.61%, 3/25/37	2,692,247	2,193
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.63%, 3/25/37	2,388,792	2,099
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.64%, 9/25/46	3,258,791	2,800

Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.65%, 6/25/37	3,746,459	3,308
Volkswagen Auto Loan Enhanced Trust, Series 2008-2, Class A4A, 6.24%, 7/20/15	2,205,000	2,274
Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.71%, 11/25/34	1,387,015	1,211
Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	1,675,035	1,622
Wells Fargo Mortgage Backed Securities, Series 2006-2, Class 1A1, 5.00%, 3/25/36	2,340,536	1,829
Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6, 4.00%, 8/25/34	8,006,000	7,873
Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	1,226,370	1,204
Wells Fargo Mortgage Backed Securities Trust, Series 2005-7, Class A1, 5.25%, 9/25/35	4,425,214	3,840
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	4,108,074	3,524

Total Structured Products (Cost: $466,604)		466,354

Below Investment Grade Segment (5.6%)
Aerospace/Defense (0.3%)
Bombardier, Inc., 8.00%, 11/15/14 144A	120,000	88
(c) Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	390,000	44
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	465,000	79
L-3 Communications Corp., 6.375%, 10/15/15	4,560,000	4,298
L-3 Communications Corp., 7.625%, 6/15/12	850,000	853

Total		5,362

Autos/Vehicle Parts (0.1%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	823,000	173
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	320,000	210
Ford Motor Credit Co. LLC, 9.875%, 8/10/11	2,000,000	1,514
General Motors Corp., 7.20%, 1/15/11	200,000	32
General Motors Corp., 8.375%, 7/15/33	865,000	104
Lear Corp., 5.75%, 8/1/14	385,000	96
Lear Corp., 8.75%, 12/1/16	615,000	126
Visteon Corp., 8.25%, 8/1/10	516,000	26
Visteon Corp., 12.25%, 12/31/16 144A	778,000	39

Total		2,320

Basic Materials (0.5%)
Berry Plastics Holding Corp., 8.875%, 9/15/14	450,000	252
Cascades, Inc., 7.25%, 2/15/13	350,000	195
(d) Chemtura Corp., 6.875%, 6/1/16	515,000	232
Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 11/15/13	310,000	311
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	1,200,000	1,008
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	1,990,000	1,861
Georgia-Pacific LLC, 7.00%, 1/15/15 144A	1,250,000	1,169
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	370,000	342
Graham Packaging Co. LP/GPC Capital Corp I, 9.875%, 10/15/14	220,000	142
Graphic Packaging International, Inc., 9.50%, 8/15/13	600,000	429
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	1,250,000	275
Huntsman International LLC, 7.375%, 1/1/15	405,000	166
The Mosaic Co., 7.625%, 12/1/16 144A	285,000	279
NewPage Corp., 10.00%, 5/1/12	405,000	141
Novelis, Inc., 7.25%, 2/15/15	784,000	314
Peabody Energy Corp., 7.375%, 11/1/16	330,000	327
Peabody Energy Corp., 7.875%, 11/1/26	670,000	598
(d) Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17	585,000	70
(d) Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	180,000	23
Steel Dynamics, Inc., 6.75%, 4/1/15	470,000	318
(d) Stone Container Finance Co. of Canada II, 7.375%, 7/15/14	425,000	67
Texas Industries, Inc., 7.25%, 7/15/13 144A	255,000	192

Total		8,711

Capital Goods (0.1%)
Case New Holland, Inc., 7.125%, 3/1/14	680,000	500
RSC Equipment Rental, Inc., 9.50%, 12/1/14	345,000	169
SPX Corp., 7.625%, 12/15/14	510,000	490
Terex Corp., 8.00%, 11/15/17	450,000	364
United Rentals North America, Inc., 6.50%, 2/15/12	270,000	216

Total		1,739

Consumer Products/Retailing (0.1%)
Levi Strauss & Co., 8.875%, 4/1/16	850,000	659
The Neiman Marcus Group, Inc., 10.375%, 10/15/15	875,000	280
New Albertson’s, Inc., 7.25%, 5/1/13	485,000	470
Rite Aid Corp., 9.375%, 12/15/15	325,000	75
Rite Aid Corp., 10.375%, 7/15/16	255,000	153

Total		1,637

Energy (0.9%)
Anadarko Petroleum Corp., 8.70%, 3/15/19	330,000	330

Basic Energy Services, Inc., 7.125%, 4/15/16	825,000	478
Chaparral Energy, Inc., 8.875%, 2/1/17	685,000	236
Chesapeake Energy Corp., 6.625%, 1/15/16	1,000,000	832
Chesapeake Energy Corp., 7.25%, 12/15/18	420,000	345
Chesapeake Energy Corp., 7.625%, 7/15/13	170,000	156
Cie Generale de Geophysique-Veritas, 7.75%, 5/15/17	490,000	375
Cimarex Energy Co., 7.125%, 5/1/17	585,000	471
Complete Production Services, Inc., 8.00%, 12/15/16	500,000	317
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	450,000	142
Denbury Resources, Inc., 9.75%, 3/1/16	165,000	159
El Paso Corp., 7.00%, 6/15/17	1,110,000	945
El Paso Corp., 7.25%, 6/1/18	640,000	544
El Paso Corp., 7.75%, 1/15/32	670,000	499
El Paso Corp., 8.25%, 2/15/16	235,000	220
Forest Oil Corp., 7.25%, 6/15/19 144A	250,000	197
Forest Oil Corp., 7.25%, 6/15/19	390,000	308
Forest Oil Corp., 8.50%, 2/15/14 144A	235,000	218
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	680,000	401
Key Energy Services, Inc., 8.375%, 12/1/14	675,000	425
Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11	3,030,000	2,894
Linn Energy LLC, 9.875%, 7/1/18 144A	380,000	312
Mariner Energy, Inc., 8.00%, 5/15/17	548,000	362
Newfield Exploration Co., 6.625%, 4/15/16	850,000	761
OPTI Canada, Inc., 8.25%, 12/15/14	395,000	177
Petrohawk Energy Corp., 7.875%, 6/1/15 144A	300,000	264
Petrohawk Energy Corp., 9.125%, 7/15/13	910,000	874
Petrohawk Energy Corp., 10.50%, 8/1/14 144A	185,000	184
Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	350,000	252
Plains Exploration & Production Co., 7.625%, 6/1/18	260,000	211
Plains Exploration & Production Co., 7.75%, 6/15/15	315,000	271
Range Resources Corp., 6.375%, 3/15/15	750,000	666
Range Resources Corp., 7.25%, 5/1/18	85,000	76
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	260,000	191
Sonat, Inc., 7.625%, 7/15/11	190,000	184
Southwestern Energy Co., 7.50%, 2/1/18 144A	490,000	473
Tennessee Gas Pipeline Co., 8.00%, 2/1/16 144A	120,000	120
Tesoro Corp., 6.625%, 11/1/15	270,000	213
W&T Offshore, Inc., 8.25%, 6/15/14 144A	620,000	397
Whiting Petroleum Corp., 7.25%, 5/1/13	850,000	667

Total		17,147

Financials (0.3%)
Bank of America Corp., 8.125%, 12/29/49	1,175,000	482
E*TRADE Financial Corp., 7.375%, 9/15/13	35,000	13
E*TRADE Financial Corp., 7.875%, 12/1/15	755,000	277
E*TRADE Financial Corp., 8.00%, 6/15/11	775,000	329
General Motors Acceptance Corp. LLC, 7.25%, 3/2/11	1,415,000	921
General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	330,000	258
General Motors Acceptance Corp. LLC, 8.00%, 11/1/31 144A	859,000	413
International Lease Finance Corp., 5.875%, 5/1/13	215,000	115
Nuveen Investments, Inc., 10.50%, 11/15/15 144A	430,000	120
SLM Corp., 4.50%, 7/26/10	870,000	653
Wells Fargo & Co., 7.98%, 2/28/49	570,000	268
Wells Fargo Capital XV, 9.75%, 12/29/49	820,000	599

Total		4,448

Foods (0.3%)
Constellation Brands, Inc., 7.25%, 9/1/16	2,265,000	2,152
Constellation Brands, Inc., 7.25%, 5/15/17	575,000	546
Constellation Brands, Inc., 8.375%, 12/15/14	285,000	286
Dole Food Co., Inc., 13.875%, 3/15/14 144A	295,000	287
(d) Pilgrim’s Pride Corp., 7.625%, 5/1/15	255,000	164
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15	450,000	358
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	950,000	665
Smithfield Foods, Inc., 7.75%, 5/15/13	1,875,000	1,256
Smithfield Foods, Inc., 7.75%, 7/1/17	455,000	282

Total		5,996

Gaming/Leisure/Lodging (0.4%)
AMC Entertainment, Inc., 11.00%, 2/1/16	175,000	159
Caesars Entertainment, Inc., 7.875%, 3/15/10	435,000	174
Caesars Entertainment, Inc., 8.125%, 5/15/11	1,250,000	406
Felcor Lodging LP, 9.00%, 6/1/11	750,000	450
Harrah’s Operating Co., Inc., 5.50%, 7/1/10	415,000	156
Harrah’s Operating Co., Inc., 10.75%, 2/1/16	1,495,000	284
Host Hotels & Resorts LP, 7.125%, 11/1/13	1,000,000	808
Las Vegas Sands Corp., 6.375%, 2/15/15	1,090,000	512
Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 144A	840,000	143
MGM MIRAGE, Inc., 6.75%, 9/1/12	1,230,000	430
MGM MIRAGE, Inc., 7.50%, 6/1/16	1,100,000	385
MGM MIRAGE, Inc., 8.375%, 2/1/11	620,000	65
Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	675,000	169
Mohegan Tribal Gaming Authority, 8.00%, 4/1/12	210,000	62
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	4,295,000	3,243

Total		7,446

Health Care/Pharmaceuticals (0.5%)
(c) Biomet, Inc., 10.375%, 10/15/17	1,195,000	1,010

CHS/Community Health Systems, Inc., 8.875%, 7/15/15	1,530,000	1,446
DaVita, Inc., 7.25%, 3/15/15	590,000	567
FMC Finance III SA, 6.875%, 7/15/17	325,000	318
Fresenius US Finance II, Inc., 9.00%, 7/15/15 144A	235,000	244
HCA, Inc., 6.75%, 7/15/13	650,000	486
HCA, Inc., 9.25%, 11/15/16	2,250,000	2,048
(c) HCA, Inc., 9.625%, 11/15/16	900,000	718
HCA, Inc., 9.875%, 2/15/17 144A	70,000	66
Health Management Associates, Inc., 6.125%, 4/15/16	590,000	482
Service Corp. International, 6.75%, 4/1/15	195,000	172
Tenet Healthcare Corp., 7.375%, 2/1/13	950,000	755
Tenet Healthcare Corp., 9.875%, 7/1/14	940,000	733
Ventas Realty LP/Ventas Capital Corp., 6.50%, 6/1/16	405,000	350

Total		9,395

Media (0.5%)
(d) CCH I Holdings LLC, 11.00%, 10/1/15	700,000	75
(d) CCH II LLC/CCH II Capital Corp., 10.25%, 9/15/10	720,000	641
CSC Holdings, Inc., 7.625%, 4/1/11	895,000	888
CSC Holdings, Inc., 7.875%, 2/15/18	1,005,000	919
CSC Holdings, Inc., 8.50%, 4/15/14 144A	150,000	148
CSC Holdings, Inc., 8.625%, 2/15/19 144A	235,000	226
Dex Media West LLC/Dex Media West Finance Co., 9.875%, 8/15/13	435,000	87
DirecTV Holdings LLC/DirecTV Financing Co., 7.625%, 5/15/16	1,120,000	1,098
EchoStar DBS Corp., 7.00%, 10/1/13	265,000	246
EchoStar DBS Corp., 7.125%, 2/1/16	775,000	694
EchoStar DBS Corp., 7.75%, 5/31/15	785,000	722
Kabel Deutschland GmbH, 10.625%, 7/1/14	215,000	217
Lamar Media Corp., 6.625%, 8/15/15	1,140,000	831
LIN Television Corp., 6.50%, 5/15/13	75,000	39
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	200,000	180
Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	470,000	439
Nielsen Finance LLC/Nielsen Finance Co., 11.625%, 2/1/14 144A	235,000	212
Quebecor Media, Inc., 7.75%, 3/15/16	660,000	502
RH Donnelley, Inc., 11.75%, 5/15/15 144A	435,000	56
Time Warner Cable, Inc., 8.25%, 4/1/19	870,000	894
Videotron Ltee, 6.875%, 1/15/14	491,000	464
Videotron Ltee, 9.125%, 4/15/18 144A	110,000	112

Total		9,690

Real Estate (0.0%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.125%, 2/15/13	450,000	358

Total		358

Services (0.1%)
Allied Waste North America, Inc., 7.25%, 3/15/15	1,000,000	945
ARAMARK Corp., 8.50%, 2/1/15	435,000	400
Crum & Forster Holdings Corp., 7.75%, 5/1/17	562,000	438

Total		1,783

Technology (0.2%)
First Data Corp., 9.875%, 9/24/15	775,000	453
Flextronics International, Ltd., 6.50%, 5/15/13	750,000	667
(c) Freescale Semiconductor, Inc., 9.125%, 12/15/14	820,000	62
Iron Mountain, Inc., 7.75%, 1/15/15	470,000	464
Iron Mountain, Inc., 8.00%, 6/15/20	775,000	721
STATS ChipPAC, Ltd., 7.50%, 7/19/10	360,000	332
Sungard Data Systems, Inc., 10.625%, 5/15/15 144A	425,000	372
Unisys Corp., 8.00%, 10/15/12	450,000	113

Total		3,184

Telecommunications (0.6%)
Cricket Communications, Inc., 10.00%, 7/15/15 144A	255,000	245
Crown Castle International Corp., 9.00%, 1/15/15	120,000	120
Frontier Communications Corp., 9.00%, 8/15/31	1,480,000	1,016
Frontier Communications Corp., 9.25%, 5/15/11	1,370,000	1,391
Intelsat Corp., 9.25%, 8/15/14 144A	400,000	376
Intelsat Jackson Holdings, Ltd., 11.25%, 6/15/16	395,000	383
Intelsat Subsidiary Holding Co., Ltd., 8.875%, 1/15/15 144A	70,000	65
Intelsat, Ltd., 7.625%, 4/15/12	470,000	400
MetroPCS Wireless, Inc., 9.25%, 11/1/14 144A	590,000	569
Nextel Communications, Inc., 6.875%, 10/31/13	475,000	271
Qwest Corp., 6.50%, 6/1/17	750,000	623
Qwest Corp., 7.625%, 6/15/15	415,000	373
Sprint Capital Corp., 6.90%, 5/1/19	880,000	620
Sprint Capital Corp., 8.375%, 3/15/12	2,850,000	2,565
Sprint Nextel Corp., 6.00%, 12/1/16	860,000	615
Windstream Corp., 7.00%, 3/15/19	500,000	440
Windstream Corp., 8.625%, 8/1/16	865,000	850

Total		10,922

Transportation (0.1%)
Kansas City Southern de Mexico SAB de CV, 7.375%, 6/1/14	1,500,000	1,185
Stena AB, 7.50%, 11/1/13	200,000	150

Total		1,335

Utilities (0.6%)
The AES Corp., 7.75%, 10/15/15	795,000	694
The AES Corp., 8.00%, 10/15/17	500,000	429
The AES Corp., 8.00%, 6/1/20 144A	405,000	328
Aquila, Inc., 11.875%, 7/1/12	405,000	425
Dynegy Holdings, Inc., 7.50%, 6/1/15	730,000	498
Dynegy Holdings, Inc., 7.75%, 6/1/19	485,000	315
Dynegy Holdings, Inc., 8.375%, 5/1/16	1,075,000	728
Edison Mission Energy, 7.00%, 5/15/17	1,050,000	767
Edison Mission Energy, 7.20%, 5/15/19	1,225,000	851
Elwood Energy LLC, 8.159%, 7/5/26	515,100	393

Energy Future Holdings Corp., 10.875%, 11/1/17	670,000	432
Indiantown Cogeneration LP, 9.77%, 12/15/20	1,280,000	1,184
Mirant Americas Generation LLC, 8.50%, 10/1/21	1,215,000	899
NRG Energy, Inc., 7.25%, 2/1/14	500,000	470
NRG Energy, Inc., 7.375%, 2/1/16	130,000	121
NRG Energy, Inc., 7.375%, 1/15/17	490,000	456
Reliant Energy, Inc., 7.625%, 6/15/14	750,000	608
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	2,660,000	1,330

Total		10,928

Total Below Investment Grade Segment (Cost: $134,441)		102,401

Preferred Stocks (0.0%)
Financials (0.0%)
Preferred Blocker, Inc., 7.00%, 12/31/49 144A	500	100

Total		100

Total Preferred Stocks (Cost: $125)		100

Short-Term Investments (14.8%)
Autos (0.3%)
(b) American Honda Finance Corp., 1.364%, 5/5/09 144A	2,370,000	2,369
(b) American Honda Finance Corp., 1.40%, 8/26/09 144A	3,200,000	3,195

Total		5,564

Commercial Banks Non-US (0.2%)
Bank of Scotland PLC, 0.553%, 10/9/09 144A	3,000,000	2,924

Total		2,924

Federal Government & Agencies (1.7%)
Federal Home Loan Bank, 1.05%, 2/17/10	2,400,000	2,402
(b) Federal Home Loan Bank, 0.30%, 6/3/09	4,500,000	4,498
(b) Federal Home Loan Bank, 0.31%, 6/3/09	24,500,000	24,493

Total		31,393

Finance Lessors (3.8%)
(b) Bryant Park Funding LLC, 0.47%, 4/20/09	10,000,000	9,998
Bryant Park Funding LLC, 0.50%, 4/21/09	10,000,000	9,997
(b) Kitty Hawk Funding Corp., 0.42%, 4/2/09	10,000,000	10,000
(b) Ranger Funding Co. LLC, 0.47%, 4/15/09	20,000,000	19,996
(b) Thunder Bay Funding LLC, 0.45%, 4/1/09	10,000,000	10,000
(b) Thunder Bay Funding LLC, 0.55%, 5/8/09	10,000,000	9,994

Total		69,985

Finance Services (4.3%)
Alpine Securitization Corp., 0.40%, 4/20/09	10,000,000	9,998
Alpine Securitization Corp., 0.40%, 4/23/09	10,000,000	9,998
Barton Capital LLC, 0.35%, 4/14/09	10,000,000	9,999
Barton Capital LLC, 0.40%, 4/15/09	10,000,000	9,998
(b) Ciesco LLC, 0.65%, 5/5/09	20,000,000	19,988
(b) Gemini Securitization Corp. LLC, 0.50%, 4/22/09	20,000,000	19,994

Total		79,975

Miscellaneous Business Credit Institutions (1.1%)
(b) General Electric Capital Corp., 0.20%, 4/29/09	10,000,000	9,999
(b) Park Avenue Receivables Corp., 0.45%, 4/7/09	10,000,000	9,999

Total		19,998

Oil and Gas (1.0%)
(b) Devon Energy Corp., 0.55%, 4/1/09	12,400,000	12,400
Sempra Global, 1.00%, 4/2/09	6,050,000	6,050

Total		18,450

Personal Credit Institutions (0.3%)
Associates Corp. of North America, 8.55%, 7/15/09	4,440,000	4,409

Total		4,409

Retail Food and Drug (0.5%)
(b) CVS Corp., 0.55%, 4/1/09	10,000,000	10,000

Total		10,000

Short Term Business Credit (1.6%)
(b) Liberty Street Funding LLC, 0.40%, 4/6/09	10,000,000	9,999
(b) Old Line Funding LLC, 0.42%, 4/20/09	20,000,000	19,996

Total		29,995

Total Short-Term Investments (Cost: $272,852)		272,693

Total Investments (98.6%) (Cost: $2,062,367)(a)		1,812,146

Other Assets, Less Liabilities (1.4%)		26,623

Net Assets (100.0%)		1,838,769

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009 the value of these securities (in thousands) was, $52,270 representing 2.81% of the net assets.

RB - Revenue Bond

IO - Interest Only Security

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $2,062,367 and the net unrealized depreciation of investments based on that cost was $250,221 which is comprised of $64,315 aggregate gross unrealized appreciation and $314,536 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long) (Total Notional Value at March 31, 2009, $14,619)	65	6/09	$1,238
Russell 2000 Mini Index Future (Long) (Total Notional Value at March 31, 2009, $25,563)	634	6/09	1,146
S&P 500 Index Futures (Long) (Total Notional Value at March 31, 2009, $159,403)	834	6/09	6,308
US Five Year Note Commodity (Long) (Total Notional Value at March 31, 2009, $32,741)	280	6/09	512
US Ten Year Treasury Note (Short) (Total Notional Value at March 31, 2009, $104,759)	866	6/09	(2,695)
US Two Year Treasury Note (Long) (Total Notional Value at March 31, 2009, $57,439)	265	6/09	300

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(i)	Written options outstanding on March 31, 2009

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call - Netlogic Microsystems	$30.00	4/09	160	$(6)

(Premiums Received $8)				$(6)

(j)	Swap agreements outstanding on March 31, 2009

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Credit Suisse Securities (Europe) Ltd.	Russell Midcap Value Index	3-Month Libor - 8 Bps	Russell Midcap Value Index Total Return	5/09	72,185	$(4,594)
Credit Suisse Securities (Europe) Ltd.	Russell 2000 Growth Index	Russell 2000 Growth Index Total Return	3-Month Libor - 125 Bps	5/09	13,948	781
Credit Suisse Securities (Europe) Ltd.	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	3-Month Libor -19 Bps	5/09	99,537	3,285
Credit Suisse Securities (Europe) Ltd.	Russell 1000 Value Index	3-Month Libor + 4 Bps	Russell 1000 Value Index Total Return	5/09	104,493	(7,057)
Credit Suisse Securities (Europe) Ltd.	Russell Midcap Growth Index	Russell Midcap Growth Index Total Return	3-Month Libor - 35 Bps	5/09	71,713	2,057

Credit Suisse Securities (Europe) Ltd.	Russell 2000 Value Index	3-Month Libor - 90 Bps	Russell 2000 Value Index Total Return	5/09	13,984	$(1,106)
Goldman Sachs International	Russell 1000 Value Index	3-Month Libor + 10 Bps	Russell 1000 Value Index Total Return	5/09	57,989	(3,916)
Goldman Sachs International	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	3-Month Libor - 13 Bps	5/09	63,504	2,096
JPMorgan Chase	Russell 2000 Growth Biotechnology Industry Index	3-Month USD LIBOR BBA - 120 BPS	Russell 2000 Growth Biotechnology Industry Index	12/09	648	108

						$(8,346)

(k)	Cash or securities with an aggregate value of $20,310 (in thousands) have been pledged as collateral for swap contracts, short sales or written options outstanding, on March 31, 2009

(n)	At March 31, 2009 portfolio securities with a aggregate value of $5,528 (in thousands) were valued with reference to securities whose values are more readily available.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$653,766	$6,803
Level 2 - Other significant observable inputs	1,157,963	(8,346)
Level 3 - Significant unobservable inputs	416	—

Total	1,812,146	(1,543)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Northwestern Mutual Series Fund, Inc.

Asset Allocation Portfolio

Schedule of Investments

March 31, 2009 (unaudited)

Domestic Common Stocks and Warrants (41.5%)	Shares/ $ Par	Value $ (000’s)
Large Cap Common Stocks (28.5%)
Consumer Discretionary (2.6%)
Abercrombie & Fitch Co. - Class A	9,500	226
* Amazon.com, Inc.	4,200	308
Comcast Corp. - Class A	34,050	464
Johnson Controls, Inc.	37,000	444
* Kohl’s Corp.	16,200	686
Lowe’s Companies, Inc.	20,400	372
McDonald’s Corp.	8,700	475
The McGraw-Hill Companies, Inc.	17,700	405
NIKE, Inc. - Class B	12,000	563
Omnicom Group, Inc.	14,700	344
Target Corp.	11,600	399

Total		4,686

Consumer Staples (3.8%)
Avon Products, Inc.	20,000	385
The Coca-Cola Co.	12,600	554
CVS Caremark Corp.	38,005	1,045
* Energizer Holdings, Inc.	8,900	442
* Hansen Natural Corp.	7,900	284
The Kroger Co.	21,500	456
PepsiCo, Inc.	18,500	952
Philip Morris International, Inc.	27,600	982
The Procter & Gamble Co.	9,500	447
Wal-Mart Stores, Inc.	26,400	1,376

Total		6,923

Energy (2.7%)
Diamond Offshore Drilling, Inc.	4,700	295
Exxon Mobil Corp.	8,800	599
Halliburton Co.	17,200	266
Hess Corp.	6,700	363
* National-Oilwell Varco, Inc.	20,500	589
Occidental Petroleum Corp.	10,800	601
Schlumberger, Ltd.	14,200	577
* Southwestern Energy Co.	25,500	757
* Weatherford International, Ltd.	26,300	291
XTO Energy, Inc.	15,400	472

Total		4,810

Financials (0.8%)
American Express Co.	9,100	124
CME Group, Inc.	1,100	271
The Goldman Sachs Group, Inc.	4,600	488
Prudential Financial, Inc.	7,600	144
State Street Corp.	12,700	391

Total		1,418

Health Care (4.5%)
Abbott Laboratories	23,800	1,135
Allergan, Inc.	16,000	764
Baxter International, Inc.	19,000	973
* Celgene Corp.	21,300	946
* Genzyme Corp.	6,000	356
* Gilead Sciences, Inc.	17,900	829
Johnson & Johnson	6,700	353
* Medco Health Solutions, Inc.	26,000	1,075
Schering-Plough Corp.	27,100	638
* St. Jude Medical, Inc.	10,400	378
* Thermo Fisher Scientific, Inc.	8,100	289
UnitedHealth Group, Inc.	14,800	310

Total		8,046

Industrials (2.7%)
Danaher Corp.	10,200	553
Deere & Co.	12,300	404
FedEx Corp.	7,500	334
* First Solar, Inc.	1,800	239
Flowserve Corp.	2,200	123
Honeywell International, Inc.	20,900	582
Lockheed Martin Corp.	4,200	290
Norfolk Southern Corp.	11,700	395
PACCAR, Inc.	10,600	273
Precision Castparts Corp.	5,300	318
Raytheon Co.	9,300	362
Union Pacific Corp.	12,900	530
United Technologies Corp.	13,000	559

Total		4,962

Information Technology (8.9%)
Accenture, Ltd. - Class A	8,700	239
* Activision Blizzard, Inc.	13,900	145
* Adobe Systems, Inc.	10,600	227
* Agilent Technologies, Inc.	8,100	125
Analog Devices, Inc.	8,100	156
* Apple, Inc.	11,700	1,230
Applied Materials, Inc.	26,400	284
Automatic Data Processing, Inc.	6,700	236
* Broadcom Corp. - Class A	10,800	216
* Cisco Systems, Inc.	79,200	1,328
Corning, Inc.	23,900	317
* Dell, Inc.	23,000	218
* eBay, Inc.	18,700	235
* Electronic Arts, Inc.	8,500	155
* EMC Corp.	23,000	262
* Fiserv, Inc.	5,100	186
* Google, Inc. - Class A	3,000	1,044

Harris Corp.	2,100	61
Hewlett-Packard Co.	31,300	1,003
Intel Corp.	72,200	1,087
International Business Machines Corp.	17,100	1,657
* Intuit, Inc.	7,000	189
Linear Technology Corp.	8,300	191
MasterCard, Inc.	1,100	184
Microsoft Corp.	103,300	1,898
* NetApp, Inc.	9,700	144
* NVIDIA Corp.	18,700	184
Oracle Corp.	51,600	932
Paychex, Inc.	6,600	169
QUALCOMM, Inc.	21,700	844
Texas Instruments, Inc.	22,700	375
Visa, Inc. - Class A	5,800	322
* Yahoo!, Inc.	20,200	259

Total		16,102

Materials (1.2%)
Ecolab, Inc.	7,600	264
Monsanto Co.	9,300	773
Nucor Corp.	7,000	267
Praxair, Inc.	12,800	861

Total		2,165

Other Holdings (0.5%)
iShares Russell 1000 Growth Index Fund	26,300	923

Total		923

Telecommunication Services (0.6%)
* American Tower Corp. - Class A	27,100	825
* NII Holdings, Inc.	16,400	246

Total		1,071

Utilities (0.2%)
Exelon Corp.	8,000	363

Total		363

Total Large Cap Common Stocks		51,469

Mid Cap Common Stocks (9.4%)
Consumer Discretionary (1.5%)
* Apollo Group, Inc. - Class A	2,100	165
* Collective Brands, Inc.	33,700	328
DeVry, Inc.	11,100	535
* Dollar Tree, Inc.	11,400	508
* Focus Media Holding, Ltd., ADR	12,700	86
* GameStop Corp. - Class A	20,300	569
* O’Reilly Automotive, Inc.	13,400	469
* Urban Outfitters, Inc.	2,450	40

Total		2,700

Consumer Staples (0.0%)
* Mead Johnson Nutrition Co. - Class A	200	6

Total		6

Energy (0.7%)
* Cameron International Corp.	26,200	574
Range Resources Corp.	10,100	416
* SandRidge Energy, Inc.	8,900	59
Smith International, Inc.	6,700	144

Total		1,193

Financials (1.0%)
Assured Guaranty, Ltd.	11,500	78
* IntercontinentalExchange, Inc.	1,815	135
* MBIA, Inc.	18,500	85
Northern Trust Corp.	8,200	490
Raymond James Financial, Inc.	19,700	388
SEI Investments Co.	11,100	136
Synovus Financial Corp.	21,400	70
T. Rowe Price Group, Inc.	8,400	242
W.R. Berkley Corp.	5,200	117

Total		1,741

Health Care (1.1%)
* Cerner Corp.	8,400	369
* Charles River Laboratories International, Inc.	7,200	196
* DaVita, Inc.	11,250	494
* Express Scripts, Inc.	8,500	393
* Immucor, Inc.	22,176	558
* Intuitive Surgical, Inc.	600	57

Total		2,067

Industrials (1.8%)
C.H. Robinson Worldwide, Inc.	10,650	486
* Corrections Corp. of America	18,100	232
Cummins, Inc.	18,300	466
Expeditors International of Washington, Inc.	9,600	272
* Foster Wheeler AG	16,300	285
* FTI Consulting, Inc.	3,200	158
Harsco Corp.	6,700	148
J.B. Hunt Transport Services, Inc.	13,900	335
L-3 Communications Holdings, Inc.	3,100	210
MSC Industrial Direct Co., Inc. - Class A	5,600	174
Ritchie Bros. Auctioneers, Inc.	13,100	243
Roper Industries, Inc.	879	37
* Spirit AeroSystems Holdings, Inc. - Class A	4,600	46
* Stericycle, Inc.	4,000	191

Total		3,283

Information Technology (2.9%)
* Alliance Data Systems Corp.	11,100	410
Amphenol Corp. - Class A	20,500	584
* Citrix Systems, Inc.	9,100	206
* Cognizant Technology Solutions Corp. - Class A	13,200	274
FactSet Research Systems, Inc.	4,200	210
Global Payments, Inc.	15,400	514
Intersil Corp. - Class A	29,100	335
* Juniper Networks, Inc.	20,900	315
KLA-Tencor Corp.	12,600	252
* McAfee, Inc.	15,200	509
* Mettler-Toledo International, Inc.	6,200	318
Microchip Technology, Inc.	18,400	390
* NeuStar, Inc. - Class A	14,100	236
* Varian Semiconductor Equipment Associates, Inc.	16,600	360
* VeriFone Holdings, Inc.	18,200	124
Western Union Co.	21,700	273

Total		5,310

Materials (0.2%)
Martin Marietta Materials, Inc.	1,500	119
* Owens-Illinois, Inc.	12,900	186
Titanium Metals Corp.	18,100	99

Total		404

Utilities (0.2%)
EQT Corp.	11,800	370

Total		370

Total Mid Cap Common Stocks		17,074

Small Cap Common Stocks (3.6%)
Consumer Discretionary (0.6%)
* American Public Education, Inc.	1,100	46
* Buffalo Wild Wings, Inc.	3,250	119
* Jack in the Box, Inc.	20,550	479
* LKQ Corp.	10,000	143
* Lumber Liquidators, Inc.	7,650	97
* New Oriental Education & Technology Group, Inc., ADR	900	45
PetSmart, Inc.	2,350	49
Snap-on, Inc.	1,300	33
* True Religion Apparel, Inc.	2,600	31

Total		1,042

Consumer Staples (0.1%)
Alberto-Culver Co.	4,850	110
Flowers Foods, Inc.	3,300	78
* TreeHouse Foods, Inc.	2,550	73

Total		261

Energy (0.2%)
* Arena Resources, Inc.	3,100	79
* Carrizo Oil & Gas, Inc.	1,600	14
* Contango Oil & Gas Co.	1,550	61
* EXCO Resources, Inc.	7,250	73
* Oceaneering International, Inc.	2,100	77
* Whiting Petroleum Corp.	2,750	71

Total		375

Financials (0.4%)
Boston Private Financial Holdings, Inc.	15,800	55
Digital Realty Trust, Inc.	2,850	95
* First Cash Financial Services, Inc.	100	1
* Investment Technology Group, Inc.	15,250	389
Janus Capital Group, Inc.	1,930	13
* KBW, Inc.	3,091	63
MFA Financial, Inc.	3,350	20
* Portfolio Recovery Associates, Inc.	2,596	70

Total		706

Health Care (0.5%)
* Amedisys, Inc.	750	21
* athenahealth, Inc.	3,550	86
* CardioNet, Inc.	3,600	101
* Dexcom, Inc.	1,816	7
* Genoptix, Inc.	1,158	32
* Illumina, Inc.	1,450	54
* IPC The Hospitalist Co.	4,116	78
* Masimo Corp.	1,543	45
* NuVasive, Inc.	2,400	75
* Phase Forward, Inc.	2,445	31
* Psychiatric Solutions, Inc.	24,550	386
* Thoratec Corp.	2,100	54
* Vnus Medical Technologies	1,750	37

Total		1,007

Industrials (0.7%)
* Aerovironment, Inc.	400	8
* Allegiant Travel Co.	1,500	68
* Astec Industries, Inc.	1,950	51
* Astronics Corp.	1,678	19
* Axsys Technologies, Inc.	1,082	46
* Cornell Companies, Inc.	2,100	34
* Energy Recovery, Inc.	2,983	23
* Hub Group, Inc. - Class A	4,550	77
* Huron Consulting Group, Inc.	1,000	42
* ICF International, Inc.	2,850	66
Knight Transportation, Inc.	32,299	490
* Quanta Services, Inc.	1,700	37
Regal-Beloit Corp.	7,250	222
* Team, Inc.	1,570	18
* TransDigm Group, Inc.	2,650	87

Total		1,288

Information Technology (0.8%)
* Advanced Energy Industries, Inc.		9,291	70
* Atheros Communications, Inc.		5,350	78
* Bankrate, Inc.		479	12
* Blackboard, Inc.		2,350	75
* Comtech Telecommunications Corp.		600	15
* CyberSource Corp.		6,050	90
* DG Fastchannel, Inc.		6,550	123
* Diodes, Inc.		3,250	34
* EPIQ Systems, Inc.		4,050	73
* F5 Networks, Inc.		3,500	73
* j2 Global Communications, Inc.		4,250	93
* Mellanox Technologies, Ltd.		7,000	58
* Microsemi Corp.		3,400	39
* Netlogic Microsystems, Inc.		3,850	106
* NetScout Systems, Inc.		1,050	8
* Omniture, Inc.		4,750	63
* Rubicon Technology, Inc.		5,401	29
* Switch and Data Facilities Co., Inc.		5,232	46
* Synchronoss Technologies, Inc.		12,650	155
* VanceInfo Technologies, Inc., ADR		9,017	45
* VistaPrint, Ltd.		4,200	115

Total			1,400

Materials (0.1%)
* Calgon Carbon Corp.		3,800	54
* Intrepid Potash, Inc.		1,450	26
Silgan Holdings, Inc.		1,500	79

Total			159

Other Holdings (0.2%)
iShares Nasdaq Biotechnology Index Fund		1,700	113
SPDR KBW Regional Banking ETF		800	15
SPDR Metals & Mining		6,300	158

Total			286

Utilities (0.0%)
ITC Holdings Corp.		1,400	61
Total			61

Total Small Cap Common Stocks			6,585

Total Domestic Common Stocks and Warrants (Cost: $95,584)			75,128

Foreign Common Stocks (11.6%)	Country
Consumer Discretionary (0.7%)
Benesse Corp.	Japan	400	15
Bridgestone Corp.	Japan	3,500	50
Canon Marketing Japan, Inc.	Japan	10,500	147
Compass Group PLC	United Kingdom	34,745	159
Daihatsu Motor Co., Ltd.	Japan	3,000	23
Fast Retailing Co., Ltd.	Japan	200	23
Hennes & Mauritz AB-B Shares	Sweden	3,843	144
Jupiter Telecommunications Co., Ltd.	Japan	16	11
Li & Fung, Ltd.	Hong Kong	20,000	47
LVMH Moet Hennessy Louis Vuitton SA	France	1,330	83
Next PLC	United Kingdom	3,410	65
Pearson PLC	United Kingdom	9,860	99
Rakuten, Inc.	Japan	32	15
Reed Elsevier PLC	United Kingdom	12,925	93
Sankyo Co., Ltd.	Japan	300	13
Stanley Electric Co., Ltd.	Japan	1,000	11
Vivendi	France	7,790	206
Yamada Denki Co., Ltd.	Japan	640	25

Total			1,229

Consumer Staples (1.8%)
British American Tobacco PLC	United Kingdom	12,704	294
Carrefour SA	France	1,875	73
Diageo PLC	United Kingdom	4,126	47
FamilyMart Co., Ltd.	Japan	1,400	42
Groupe DANONE	France	1,725	84
Huabao International Holdings, Ltd.	Hong Kong	155,000	128
Imperial Tobacco Group PLC	United Kingdom	6,894	155
ITC, Ltd.	India	14,693	54
Japan Tobacco, Inc.	Japan	27	71
Kao Corp.	Japan	5,000	97
Kerry Group PLC - Class A	Ireland	5,949	121
Kirin Holdings Co., Ltd.	Japan	1,000	11
Koninklijke Ahold NV	Netherlands	9,415	103
Lawson, Inc.	Japan	1,300	54
Nestle SA	Switzerland	23,015	778
Nisshin Seifun Group, Inc.	Japan	2,000	21
Nissin Foods Holdings Co., Ltd.	Japan	500	15
Pernod-Ricard SA	France	699	39
Reckitt Benckiser Group PLC	United Kingdom	4,830	181
SABMiller PLC	United Kingdom	6,670	99
Seven & I Holdings Co., Ltd.	Japan	4,300	94
Shoppers Drug Mart Corp.	Canada	3,416	117
Tesco PLC	United Kingdom	51,650	247
Toyo Suisan Kaisha, Ltd.	Japan	1,000	20
Unicharm Corp.	Japan	200	12
Unilever NV	Netherlands	8,845	175
Woolworths, Ltd.	Australia	9,545	166

Total			3,298

Energy (1.1%)
* Artumas Group, Inc.	Norway	15,020	3
BG Group	United Kingdom	17,325	262
CNOOC, Ltd.	Hong Kong	110,000	109
* Dana Petroleum PLC	United Kingdom	2,255	36

Nexen, Inc.	Canada	10,027	170
Nippon Oil Corp.	Japan	12,000	59
Oil Search, Ltd.	Australia	52,475	192
Petrofac, Ltd.	United Kingdom	9,320	72
Petroleo Brasileiro SA, ADR	Brazil	4,710	144
Royal Dutch Shell PLC - Class A	United Kingdom	16,148	364
Saipem SPA	Italy	7,150	127
Seadrill, Ltd.	Norway	4,400	43
TonenGeneral Sekiyu K.K.	Japan	2,000	19
* Transocean, Ltd.	Switzerland	6,030	355
Tullow Oil PLC	United Kingdom	8,720	100

Total			2,055

Financials (1.0%)
AEON Mall Co., Ltd.	Japan	1,100	14
Banco Bilbao Vizcaya Argentaria SA	Spain	3,936	32
Banco Santander SA	Spain	5,583	39
The Bank of Yokohama, Ltd.	Japan	12,000	51
BM&F BOVESPA SA	Brazil	14,200	43
BNP Paribas	France	1,100	45
Cheung Kong Holdings, Ltd.	Hong Kong	6,000	52
The Chiba Bank, Ltd.	Japan	8,000	39
China Overseas Land & Investment, Ltd.	Hong Kong	36,760	58
Credit Saison Co., Ltd.	Japan	900	9
Daito Trust Construction Co., Ltd.	Japan	400	13
Daiwa House Industry Co., Ltd.	Japan	5,000	40
Fukuoka Financial Group, Inc.	Japan	12,000	36
The Gunma Bank, Ltd.	Japan	9,000	48
Hang Seng Bank, Ltd.	Hong Kong	5,000	50
Hokuhoku Financial Group, Inc.	Japan	14,000	25
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	8,900	84
Intesa Sanpaolo SPA	Italy	27,102	75
The Iyo Bank, Ltd.	Japan	5,000	50
Julius Baer Holding AG	Switzerland	2,786	69
Man Group PLC	United Kingdom	7,595	24
Mitsubishi UFJ Lease & Finance Co., Ltd.	Japan	1,410	29
National Bank of Greece SA	Greece	3,165	48
Nipponkoa Insurance Co., Ltd.	Japan	8,000	46
The Nishi-Nippon City Bank, Ltd.	Japan	18,000	39
NTT Urban Development Corp.	Japan	29	23
QBE Insurance Group, Ltd.	Australia	2,560	34
Samsung Fire & Marine Insurance Co., Ltd.	South Korea	394	46
The Shizuoka Bank, Ltd.	Japan	7,000	63
Sony Financial Holdings, Inc.	Japan	5	13
Standard Chartered PLC	United Kingdom	5,931	74
Sumitomo Mitsui Financial Group, Inc.	Japan	5,700	196
Sumitomo Realty & Development Co., Ltd.	Japan	3,000	33
Suruga Bank, Ltd.	Japan	11,000	90
TAG Tegernsee Immobilien und Beteiligungs AG	Germany	4,966	11
The Toronto-Dominion Bank	Canada	1,718	59
Westpac Banking Corp.	Australia	8,305	110
Zurich Financial Services AG	Switzerland	255	40

Total			1,850

Health Care (1.7%)
* Actelion, Ltd.	Switzerland	3,850	176
Astellas Pharma, Inc.	Japan	3,100	95
Chugai Pharmaceutical Co., Ltd.	Japan	800	13
CSL, Ltd.	Australia	6,607	149
Eisai Co., Ltd.	Japan	3,600	105
Fresenius Medical Care AG & Co. KGaA	Germany	3,677	143
GlaxoSmithKline PLC	United Kingdom	20,275	316
Novartis AG	Switzerland	2,365	90
Novo Nordisk A/S	Denmark	2,323	111
Ono Pharmaceutical Co., Ltd.	Japan	900	39
Roche Holding AG	Switzerland	4,465	613
Santen Pharmaceutical Co., Ltd.	Japan	700	19
Shionogi & Co., Ltd.	Japan	1,000	17
Synthes, Inc.	Switzerland	965	108
Takeda Pharmaceutical Co., Ltd.	Japan	5,100	175
Teva Pharmaceutical Industries, Ltd., ADR	Israel	17,965	809

Total			2,978

Industrials (1.4%)
ABB, Ltd., ADR	Switzerland	13,750	192
Alstom	France	2,650	137
Atlas Copco AB	Sweden	6,429	48
BAE Systems PLC	United Kingdom	24,190	116
Balfour Beatty PLC	United Kingdom	20,195	95
Central Japan Railway Co.	Japan	6	34
Chemring Group PLC	United Kingdom	4,520	123
* China Railway Construction Corp. - Class H	China	63,000	82
ComfortDelGro Corp., Ltd.	Singapore	45,000	40
Companhia de Concessoes Rodoviarias	Brazil	7,200	66
Daikin Industries, Ltd.	Japan	2,300	62
East Japan Railway Co.	Japan	2,400	124
Experian PLC	United Kingdom	12,290	77
Fanuc, Ltd.	Japan	1,200	80
G4S PLC	United Kingdom	30,330	84
Geberit AG	Switzerland	390	35
Hankyu Hanshin Holdings, Inc.	Japan	4,000	18
Itochu Corp.	Japan	6,000	29
The Japan Steel Works, Ltd.	Japan	1,000	9
JGC Corp.	Japan	1,000	11
KCI Konecranes OYJ	Finland	3,020	51

Keio Corp.	Japan	5,000	28
Kubota Corp.	Japan	2,000	11
Kurita Water Industries, Ltd.	Japan	700	13
Man AG	Germany	1,160	51
Marubeni Corp.	Japan	6,000	19
Mitsubishi Corp.	Japan	3,500	46
Mitsubishi Heavy Industries, Ltd.	Japan	3,000	9
Mitsui & Co., Ltd.	Japan	2,000	20
Mitsui Engineering & Shipbuilding Co., Ltd.	Japan	7,000	12
Mitsui OSK Lines, Ltd.	Japan	5,000	24
MTR Corp., Ltd.	Hong Kong	19,500	47
Nippon Yusen Kabushiki Kaisha	Japan	2,000	8
Odakyu Electric Railway Co., Ltd.	Japan	7,000	54
Sandvik AB	Sweden	7,929	45
Schindler Holding AG	Switzerland	1,690	80
Secom Co., Ltd.	Japan	2,300	84
Serco Group PLC	United Kingdom	19,690	103
Siemens AG	Germany	1,550	89
Singapore Technologies Engineering, Ltd.	Singapore	37,000	60
Tokyu Corp.	Japan	7,000	29
Vinci SA	France	2,250	84
West Japan Railway Co.	Japan	20	63

Total			2,492

Information Technology (1.0%)
ASML Holding NV	Netherlands	3,660	65
* Autonomy Corp. PLC	United Kingdom	18,997	356
Brother Industries, Ltd.	Japan	4,500	33
Canon, Inc.	Japan	2,200	63
EVS Broadcast Equipment SA	Belgium	1,650	54
* Gresham Computing PLC	United Kingdom	29,300	14
Hoya Corp.	Japan	5,100	99
Itochu Techno-Solutions Corp.	Japan	600	12
Keyence Corp.	Japan	500	93
Konami Corp.	Japan	700	11
Kontron AG	Germany	8,130	78
Mitsumi Electric Co., Ltd.	Japan	1,600	23
NIDEC Corp.	Japan	1,100	49
Nintendo Co., Ltd.	Japan	600	172
Nippon Electric Glass Co.	Japan	2,000	14
Nomura Research Institute	Japan	5,000	77
NTT Data Corp.	Japan	7	19
Ricoh Co., Ltd.	Japan	5,000	59
SAP AG	Germany	6,255	222
Shimadzu Corp.	Japan	5,000	32
Square Enix Co., Ltd.	Japan	500	9
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	70,000	106
Tandberg ASA	Norway	5,400	80
* Temenos Group AG	Switzerland	5,498	59
Trend Micro, Inc.	Japan	500	14
Yahoo Japan Corp.	Japan	95	25

Total			1,838

Materials (1.9%)
Air Liquide SA	France	430	35
* Anhui Conch Cement Co., Ltd.	China	16,000	88
BHP Billiton PLC	United Kingdom	12,765	254
BHP Billiton, Ltd.	Australia	26,235	582
Companhia Vale do Rio Doce, ADR	Brazil	5,415	72
CRH PLC	Ireland	1,026	22
* CRH PLC - Rights	Ireland	704	15
Freeport-McMoRan Copper & Gold, Inc.	United States	19,780	754
Goldcorp, Inc.	Canada	7,197	240
* Intex Resources ASA	Norway	63,255	17
JFE Holdings, Inc.	Japan	900	19
Johnson Matthey PLC	United Kingdom	2,550	39
K+S AG	Germany	3,332	155
Newcrest Mining, Ltd.	Australia	2,655	60
Nippon Steel Corp.	Japan	12,000	32
Potash Corp. of Saskatchewan, Inc.	Canada	6,390	516
Rio Tinto PLC, ADR	United Kingdom	1,325	178
Shin-Etsu Chemical Co., Ltd.	Japan	2,500	120
Sika AG	Switzerland	25	19
Sumitomo Metal Industries, Ltd.	Japan	15,000	30
Syngenta AG	Switzerland	275	55
Taiheiyo Cement Corp.	Japan	27,000	39
Ube Industries, Ltd.	Japan	7,000	13

Total			3,354

Telecommunication Services (0.5%)
China Mobile, Ltd.	Hong Kong	5,000	44
KDDI Corp.	Japan	23	107
Koninklijke (Royal) KPN NV	Netherlands	15,253	204
SOFTBANK Corp.	Japan	3,300	42
Telefonica SA	Spain	26,366	526
Turkcell Iletisim Hizmetleri AS	Turkey	12,793	63

Total			986

Utilities (0.5%)
Acciona SA	Spain	280	29
Centrica PLC	United Kingdom	20,545	67
CEZ	Czech Republic	1,675	60
CLP Holdings, Ltd.	Hong Kong	6,000	41
* EDP Renovaveis SA	Spain	2,850	23
Electric Power Development Co., Ltd.	Japan	500	15
Enagas	Spain	3,506	50
Fortum OYJ	Finland	1,515	29
GDF Suez	France	2,295	79
Hokuriku Electric Power Co.	Japan	800	19
Kyushu Electric Power Co., Inc.	Japan	700	16
National Grid PLC	United Kingdom	7,510	58

Osaka Gas Co., Ltd.	Japan	8,000	25
Red Electrica Corp. SA	Spain	1,320	52
RWE AG	Germany	549	38
Scottish and Southern Energy PLC	United Kingdom	5,890	94
Shikoku Electric Power Co., Inc.	Japan	500	13
Toho Gas Co., Ltd.	Japan	2,000	9
The Tokyo Electric Power Co., Inc.	Japan	7,700	191
Tokyo Gas Co., Ltd.	Japan	9,000	31

Total			939

Total Foreign Common Stocks (Cost: $26,572)			21,019

Investment Grade Segment (6.8%)
Aerospace/Defense (0.0%)
BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A		15,000	15
General Dynamics Corp., 4.25%, 5/15/13		55,000	57

Total			72

Auto Manufacturing (0.1%)
Daimler Finance North America LLC, 5.75%, 5/18/09		155,000	155
Daimler Finance North America LLC, 8.50%, 1/18/31		20,000	18

Total			173

Banking (1.4%)
BA Covered Bond Issuer, 5.50%, 6/14/12 144A		195,000	191
The Bank of New York Mellon Corp., 4.95%, 11/1/12		15,000	15
Bank One Corp., 5.25%, 1/30/13		235,000	217
Barclays Bank PLC, 6.05%, 12/4/17 144A		15,000	12
The Bear Stearns Cos. LLC, 7.25%, 2/1/18		25,000	26
Citigroup Capital XXI, 8.30%, 12/21/57		10,000	5
Citigroup, Inc., 5.125%, 5/5/14		120,000	102
Countrywide Financial Corp., 5.80%, 6/7/12		40,000	35
Countrywide Home Loans, Inc., 4.00%, 3/22/11		55,000	49
Countrywide Home Loans, Inc., 4.125%, 9/15/09		15,000	15
Credit Suisse Guernsey, Ltd., 5.86%, 5/29/49		5,000	2
Deutsche Bank Capital Funding Trust VII, 5.628%, 1/19/16 144A		60,000	25
Fifth Third Bancorp, 8.25%, 3/1/38		25,000	15
The Goldman Sachs Group, Inc., 5.15%, 1/15/14		140,000	128
The Goldman Sachs Group, Inc., 7.50%, 2/15/19		10,000	10
HSBC USA, Inc., 3.125%, 12/16/11		140,000	145
JPMorgan Chase & Co., 4.75%, 3/1/15		5,000	5
(d) Lehman Brothers Holdings, Inc., 5.50%, 4/4/16		35,000	5
(d) Lehman Brothers Holdings, Inc., 6.875%, 5/2/18		25,000	3
M&I Marshall & Ilsley Bank, 5.25%, 9/4/12		250,000	161
Mellon Funding Corp., 6.375%, 2/15/10		260,000	261
Merrill Lynch & Co., 6.22%, 9/15/26		20,000	10
Merrill Lynch & Co., 6.40%, 8/28/17		120,000	86
Morgan Stanley, 2.00%, 9/22/11		140,000	141
Morgan Stanley, 5.375%, 10/15/15		100,000	90
Morgan Stanley, 6.25%, 8/9/26		50,000	41
Northern Trust Corp., 5.30%, 8/29/11		45,000	46
State Street Bank and Trust Co., 5.30%, 1/15/16		250,000	229
SunTrust Bank, 3.00%, 11/16/11		140,000	144
UnionBanCal Corp., 5.25%, 12/16/13		50,000	41
Wachovia Corp., 5.35%, 3/15/11		175,000	170
Wells Fargo Capital XIII, 7.70%, 12/29/49		125,000	60
Zions Bancorporation, 5.50%, 11/16/15		125,000	81

Total			2,566

Beverage/Bottling (0.2%)
Anheuser-Busch Companies, Inc., 4.50%, 4/1/18		5,000	4
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36		15,000	11
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 144A		70,000	69
Bottling Group LLC, 4.625%, 11/15/12		35,000	36
Bottling Group LLC, 5.125%, 1/15/19		20,000	20
Bottling Group LLC, 5.50%, 4/1/16		65,000	69
Diageo Capital PLC, 4.375%, 5/3/10		45,000	46
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18		35,000	33
Dr Pepper Snapple Group, Inc., 7.45%, 5/1/38		30,000	27
PepsiCo, Inc., 3.75%, 3/1/14		10,000	10
PepsiCo, Inc., 4.65%, 2/15/13		20,000	21
PepsiCo, Inc., 5.00%, 6/1/18		20,000	21
PepsiCo, Inc., 7.90%, 11/1/18		40,000	49

Total			416

Building Products (0.0%)
CRH America, Inc., 6.00%, 9/30/16		40,000	28
CRH America, Inc., 8.125%, 7/15/18		50,000	39

Total			67

Cable/Media/Broadcasting/Satellite (0.3%)
CBS Corp., 6.625%, 5/15/11		8,000	8
Comcast Corp., 5.90%, 3/15/16		90,000	87
Comcast Corp., 6.40%, 5/15/38		40,000	35
Comcast Corp., 6.50%, 11/15/35		15,000	13
Cox Communications, Inc., 4.625%, 1/15/10		45,000	45
Historic TW, Inc., 6.625%, 5/15/29		90,000	76
Historic TW, Inc., 6.875%, 6/15/18		10,000	9
Rogers Cable, Inc., 6.25%, 6/15/13		10,000	10
TCI Communications, Inc., 8.75%, 8/1/15		60,000	65
Time Warner Cable, Inc., 5.40%, 7/2/12		40,000	39
Time Warner Cable, Inc., 6.75%, 7/1/18		10,000	9
Time Warner Entertainment Co. LP, 8.375%, 3/15/23		55,000	53
Viacom, Inc., 5.75%, 4/30/11		65,000	63
Viacom, Inc., 6.125%, 10/5/17		10,000	9

Total			521

Conglomerate/Diversified Manufacturing (0.1%)
The Dow Chemical Co., 5.70%, 5/15/18		5,000	4
Monsanto Co., 5.125%, 4/15/18		5,000	5
United Technologies Corp., 6.35%, 3/1/11		60,000	64

Total			73

Consumer Products (0.0%)
Colgate-Palmolive Co., 4.20%, 5/15/13		15,000	15
The Procter & Gamble Co., 5.55%, 3/5/37		40,000	41

Total			56

Electric Utilities (1.2%)
Bruce Mansfield Unit, 6.85%, 6/1/34	30,000	23
Carolina Power & Light, Inc., 5.15%, 4/1/15	25,000	25
Carolina Power & Light, Inc., 6.50%, 7/15/12	20,000	21
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	15,000	15
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	15,000	14
CenterPoint Energy, Inc., 6.50%, 5/1/18	20,000	17
CMS Energy Corp., 6.875%, 12/15/15	100,000	93
Connecticut Light and Power Co., 5.65%, 5/1/18	10,000	10
Consolidated Edison Co. of New York, Inc., 5.375%, 12/15/15	30,000	30
Consolidated Natural Gas Co., 5.00%, 12/1/14	130,000	125
Dominion Resources, Inc., 6.00%, 11/30/17	10,000	10
Dominion Resources, Inc., 6.40%, 6/15/18	5,000	5
DTE Energy Co., 7.05%, 6/1/11	120,000	121
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	55,000	46
Entergy Louisiana LLC, 6.50%, 9/1/18	25,000	23
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	44
Exelon Generation Co. LLC, 6.20%, 10/1/17	60,000	54
Florida Power Corp., 6.40%, 6/15/38	20,000	21
Indiana Michigan Power Co., 5.05%, 11/15/14	160,000	143
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	45,177	41
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	100,000	76
MidAmerican Energy Holdings Co., 5.95%, 5/15/37	15,000	13
Monongahela Power Co., 5.70%, 3/15/17 144A	45,000	40
Nevada Power Co., 5.875%, 1/15/15	115,000	109
Nevada Power Co., 5.95%, 3/15/16	10,000	9
Northern States Power Co., 5.25%, 10/1/18	15,000	15
Ohio Edison Co., 6.875%, 7/15/36	5,000	4
Oncor Electric Delivery Co., 7.00%, 9/1/22	15,000	14
Potomac Electric Power Co., 6.50%, 11/15/37	5,000	5
PPL Electric Utilities Corp., 4.30%, 6/1/13	125,000	124
PPL Electric Utilities Corp., 6.25%, 8/15/09	10,000	10
PPL Energy Supply LLC, 6.50%, 5/1/18	20,000	18
Progress Energy, Inc., 6.85%, 4/15/12	60,000	62
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	102
Puget Sound Energy, Inc., 6.274%, 3/15/37	60,000	50
San Diego Gas & Electric Co., 5.30%, 11/15/15	15,000	15
San Diego Gas & Electric Co., 6.125%, 9/15/37	10,000	10
SCANA Corp., 6.25%, 4/1/20	20,000	19
Sierra Pacific Power Co., 6.75%, 7/1/37	30,000	25
South Carolina Electric & Gas Co., 6.05%, 1/15/38	15,000	15
Southern California Edison Co., 5.625%, 2/1/36	5,000	5
Tampa Electric Co., 6.10%, 5/15/18	125,000	118
Tampa Electric Co., 6.15%, 5/15/37	25,000	20
Tampa Electric Co., 6.55%, 5/15/36	30,000	25
The Toledo Edison Co., 6.15%, 5/15/37	75,000	53
Union Electric Co., 6.40%, 6/15/17	10,000	10
Union Electric Co., 6.70%, 2/1/19	10,000	10
Virginia Electric and Power Co., 5.25%, 12/15/15	210,000	211

Total		2,068

Electronics (0.0%)
Cisco Systems, Inc., 5.90%, 2/15/39	25,000	23

Total		23

Energy (0.0%)
Noble Energy, Inc., 8.25%, 3/1/19	45,000	46

Total		46

Food Processors (0.2%)
General Mills, Inc., 5.25%, 8/15/13	10,000	10
General Mills, Inc., 5.65%, 2/15/19	20,000	20
General Mills, Inc., 5.70%, 2/15/17	55,000	57
H.J. Heinz Co., 5.35%, 7/15/13	90,000	93
Kellogg Co., 6.60%, 4/1/11	95,000	102
Kraft Foods, Inc., 6.50%, 8/11/17	25,000	26
Kraft Foods, Inc., 6.875%, 1/26/39	25,000	24

Total		332

Gaming/Lodging/Leisure (0.0%)
Harrah’s Operating Co., 5.75%, 10/1/17	40,000	6

Total		6

Gas Pipelines (0.0%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	10,000	9
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	15,000	12
Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	20,000	20
Southern Natural Gas Co., 5.90%, 4/1/17 144A	20,000	17
TransCanada Pipelines, Ltd., 5.85%, 3/15/36	10,000	8
TransCanada Pipelines, Ltd., 6.20%, 10/15/37	5,000	4

Total		70

Health Care/Pharmaceuticals (0.2%)
Abbott Laboratories, 6.15%, 11/30/37	20,000	21
Bristol-Myers Squibb Co., 5.875%, 11/15/36	10,000	10
Bristol-Myers Squibb Co., 6.125%, 5/1/38	25,000	25
Eli Lilly and Co., 5.55%, 3/15/37	40,000	38
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	20,000	20
Johnson & Johnson, 5.95%, 8/15/37	40,000	42
Merck & Co., 5.75%, 11/15/36	5,000	5
Pfizer, Inc., 5.35%, 3/15/15	25,000	26
Pfizer, Inc., 6.20%, 3/15/19	20,000	21
Wyeth, 5.50%, 2/1/14	60,000	63
Wyeth, 5.95%, 4/1/37	35,000	33

Total		304

Independent Finance (0.3%)
General Electric Capital Corp., 5.625%, 5/1/18	125,000	109
General Electric Capital Corp., 5.875%, 1/14/38	10,000	7
GMAC LLC, 6.00%, 12/15/11 144A	79,000	54
GMAC LLC, 7.50%, 12/31/13 144A	13,000	6
GMAC LLC, 8.00%, 12/13/18 144A	16,000	5
HSBC Finance Corp., 4.125%, 11/16/09	195,000	193
International Lease Finance Corp., 4.75%, 1/13/12	100,000	58
iStar Financial, Inc., 5.15%, 3/1/12	75,000	27
iStar Financial, Inc., 8.625%, 6/1/13	30,000	10

Total		469

Industrials - Other (0.0%)
Centex Corp., 7.875%, 2/1/11	15,000	14
D.R. Horton, Inc., 5.375%, 6/15/12	30,000	25

D.R. Horton, Inc., 7.875%, 8/15/11	10,000	10

Total		49

Information/Data Technology (0.1%)
Fiserv, Inc., 6.125%, 11/20/12	65,000	64
Fiserv, Inc., 6.80%, 11/20/17	65,000	61
Seagate Technology HDD Holdings, 6.80%, 10/1/16	40,000	23

Total		148

Life Insurance (0.0%)
Prudential Financial, Inc., 5.70%, 12/14/36	5,000	2

Total		2

Machinery (0.1%)
Case Corp., 7.25%, 1/15/16	110,000	80

Total		80

Metals/Mining (0.0%)
Alcoa, Inc., 5.90%, 2/1/27	20,000	11
Barrick North America Fiance LLC, 6.80%, 9/15/18	25,000	25
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	40,000	35

Total		71

Natural Gas Distributors (0.1%)
NiSource Finance Corp., 5.25%, 9/15/17	35,000	26
NiSource Finance Corp., 5.40%, 7/15/14	45,000	36
NiSource Finance Corp., 5.45%, 9/15/20	10,000	7
NiSource Finance Corp., 6.40%, 3/15/18	10,000	8
The Williams Companies, Inc., 8.75%, 1/15/20 144A	35,000	35

Total		112

Oil & Gas Field Machines and Services (0.0%)
Pride International, Inc., 7.375%, 7/15/14	45,000	44

Total		44

Oil and Gas (0.4%)
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	5,000	3
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	45,000	34
Canadian Natural Resources, Ltd., 6.50%, 2/15/37	70,000	54
Devon Energy Corp., 7.95%, 4/15/32	25,000	26
EnCana Corp., 6.50%, 8/15/34	25,000	21
EnCana Corp., 6.50%, 2/1/38	15,000	13
EnCana Corp., 6.625%, 8/15/37	10,000	9
Hess Corp., 7.125%, 3/15/33	20,000	17
Hess Corp., 8.125%, 2/15/19	15,000	15
Marathon Oil Corp., 6.60%, 10/1/37	10,000	8
Nexen, Inc., 5.875%, 3/10/35	80,000	53
Nexen, Inc., 6.40%, 5/15/37	10,000	7
Pemex Project Funding Master Trust, 6.625%, 6/15/35	15,000	11
Petro-Canada, 5.95%, 5/15/35	45,000	31
Pioneer Natural Resources Co., 6.875%, 5/1/18	110,000	81
Suncor Energy, Inc., 6.50%, 6/15/38	20,000	14
Suncor Energy, Inc., 6.85%, 6/1/39	15,000	11
Sunoco, Inc., 5.75%, 1/15/17	65,000	56
Tesoro Corp., 6.25%, 11/1/12	120,000	105
Tesoro Corp., 6.50%, 6/1/17	140,000	106
Valero Energy Corp., 6.625%, 6/15/37	20,000	14
XTO Energy, Inc., 5.30%, 6/30/15	15,000	14
XTO Energy, Inc., 6.50%, 12/15/18	50,000	50
XTO Energy, Inc., 6.75%, 8/1/37	10,000	9

Total		762

Other Finance (0.4%)
American Express Bank, 3.15%, 12/9/11	140,000	145
Capmark Financial Group, Inc., 7.80%, 5/10/17	5,000	1
Eaton Vance Corp., 6.50%, 10/2/17	5,000	4
PNC Financial Services Group, Inc., 8.25%, 5/21/13	125,000	61
Pooled Funding Trust I, 2.74%, 2/15/12 144A	370,000	374
SLM Corp., 5.375%, 1/15/13	10,000	6
SLM Corp., 5.375%, 5/15/14	35,000	18
SLM Corp., 5.45%, 4/25/11	255,000	163

Total		772

Other Services (0.1%)
Waste Management, Inc., 5.00%, 3/15/14	50,000	48
Waste Management, Inc., 6.10%, 3/15/18	65,000	61

Total		109

Other Transportation (0.0%)
FedEx Corp., 8.00%, 1/15/19	5,000	5

Total		5

Property and Casualty Insurance (0.0%)
The Progressive Corp., 6.70%, 6/15/37	15,000	7

Total		7

Railroads (0.3%)
Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	35,000	32
Burlington Northern Santa Fe Corp., 6.20%, 8/15/36	35,000	32
Canadian National Railway Co., 5.85%, 11/15/17	5,000	5
Canadian Pacific Railway Co., 5.95%, 5/15/37	5,000	4
CSX Corp., 5.60%, 5/1/17	55,000	46
Norfolk Southern Corp., 5.75%, 1/15/16 144A	10,000	10
Norfolk Southern Corp., 6.20%, 4/15/09	45,000	45
Union Pacific Corp., 5.65%, 5/1/17	15,000	14
Union Pacific Corp., 5.75%, 11/15/17	5,000	5
Union Pacific Corp., 6.65%, 1/15/11	45,000	47
Union Pacific Corp., 7.375%, 9/15/09	240,000	241

Total		481

Real Estate Investment Trusts (0.4%)
AvalonBay Communities, Inc., 5.50%, 1/15/12	25,000	23
BRE Properties, Inc., 5.50%, 3/15/17	25,000	16
Colonial Realty LP, 6.05%, 9/1/16	20,000	12
Developers Diversified Realty Corp., 5.375%, 10/15/12	80,000	36
Duke Realty LP, 5.95%, 2/15/17	45,000	27
ERP Operating LP, 5.25%, 9/15/14	120,000	96
ERP Operating LP, 5.75%, 6/15/17	25,000	20
First Industrial LP, 5.25%, 6/15/09	50,000	49
HCP, Inc., 6.00%, 1/30/17	25,000	17
HCP, Inc., 6.70%, 1/30/18	10,000	7
HRPT Properties Trust, 5.75%, 11/1/15	65,000	41
ProLogis, 5.50%, 3/1/13	115,000	68
ProLogis, 5.75%, 4/1/16	65,000	36
Simon Property Group LP, 5.375%, 6/1/11	195,000	176
Simon Property Group LP, 5.60%, 9/1/11	50,000	45

Simon Property Group LP, 6.10%, 5/1/16	95,000	75

Total		744

Restaurants (0.0%)
Darden Restaurants, Inc., 6.20%, 10/15/17	5,000	4
Darden Restaurants, Inc., 6.80%, 10/15/37	35,000	24
Yum! Brands, Inc., 6.875%, 11/15/37	45,000	38

Total		66

Retail Food and Drug (0.1%)
CVS/Caremark Corp., 4.875%, 9/15/14	60,000	59
CVS/Caremark Corp., 6.125%, 8/15/16	25,000	25
CVS/Caremark Corp., 6.25%, 6/1/27	40,000	37
Delhaize Group, 6.50%, 6/15/17	40,000	39
The Kroger Co., 6.15%, 1/15/20	15,000	15
The Kroger Co., 7.00%, 5/1/18	20,000	21
The Kroger Co., 7.50%, 4/1/31	40,000	44

Total		240

Retail Stores (0.1%)
The Home Depot, Inc., 5.875%, 12/16/36	45,000	32
J.C. Penney Corp., 5.75%, 2/15/18	5,000	4
J.C. Penney Corp., 6.375%, 10/15/36	10,000	6
J.C. Penney Corp., 6.875%, 10/15/15	30,000	23
J.C. Penney Corp., 7.95%, 4/1/17	40,000	33
Kohl’s Corp., 6.25%, 12/15/17	20,000	18
Kohl’s Corp., 6.875%, 12/15/37	15,000	11
Macy’s Retail Holdings, Inc., 7.00%, 2/15/28	10,000	5
Nordstrom, Inc., 7.00%, 1/15/38	15,000	10
Target Corp., 5.375%, 5/1/17	35,000	35
Target Corp., 6.50%, 10/15/37	20,000	18

Total		195

Telecommunications (0.4%)
AT&T Corp., 8.00%, 11/15/31	200,000	217
British Telecommunications PLC, 9.13%, 12/15/30	35,000	32
Deutsche Telekom International Finance BV, 5.75%, 3/23/16	35,000	34
Embarq Corp., 6.738%, 6/1/13	20,000	19
Embarq Corp., 7.082%, 6/1/16	25,000	23
Embarq Corp., 7.995%, 6/1/36	10,000	8
France Telecom SA, 8.50%, 3/1/31	55,000	69
Rogers Communications, Inc., 6.80%, 8/15/18	50,000	50
Rogers Wireless, Inc., 6.375%, 3/1/14	50,000	51
Telecom Italia Capital SA, 6.20%, 7/18/11	100,000	98
Verizon Communications, Inc., 5.85%, 9/15/35	80,000	68
Verizon Communications, Inc., 6.10%, 4/15/18	90,000	89
Verizon Communications, Inc., 8.95%, 3/1/39	30,000	34

Total		792

Tobacco (0.2%)
Altria Group, Inc., 9.70%, 11/10/18	35,000	38
Altria Group, Inc., 9.95%, 11/10/38	40,000	40
Philip Morris International, Inc., 5.65%, 5/16/18	40,000	39
Philip Morris International, Inc., 6.375%, 5/16/38	30,000	29
Reynolds American, Inc., 6.75%, 6/15/17	15,000	13
Reynolds American, Inc., 7.25%, 6/15/37	15,000	11
Reynolds American, Inc., 7.625%, 6/1/16	115,000	102

Total		272

Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.25%, 1/15/11	45,000	44
Johnson Controls, Inc., 5.50%, 1/15/16	45,000	33
Johnson Controls, Inc., 6.00%, 1/15/36	30,000	17

Total		94

Total Investment Grade Segment (Cost: $13,898)		12,307

Governments (4.0%)
Governments (4.0%)
Federal Home Loan Mortgage Corp., 4.875%, 6/13/18	1,956,000	2,169
(n) Overseas Private Investment, 4.10%, 11/15/14	75,120	77
(e) Tennesse Valley Authority Stripped, 0.00%, 4/15/42	1,000,000	937
US Department of Housing & Urban Development, 6.08%, 8/1/13	100,000	110
US Treasury, 0.875%, 1/31/11	660,000	661
US Treasury, 2.75%, 2/15/19	225,000	226
US Treasury, 3.50%, 2/15/39	20,000	20
US Treasury, 3.75%, 11/15/18	470,000	512
US Treasury, 4.375%, 2/15/38	360,000	409
US Treasury, 4.50%, 5/15/38	285,000	333
US Treasury, 5.25%, 2/15/29	986,000	1,214
US Treasury Inflation Index Bond, 2.00%, 4/15/12	163,338	168
US Treasury Inflation Index Bond, 2.625%, 7/15/17	281,136	305

Total Governments (Cost: $6,825)		7,141

Structured Products (15.3%)
Structured Products (15.3%)
AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/1/21	1,183,000	1,197
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.21%, 2/14/43 IO	2,646,024	91
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	96,541	48
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	115,708	58
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.66%, 6/10/49	151,000	102
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.69%, 4/10/49	724,000	525
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.58%, 1/25/37	122,880	61
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.61%, 5/25/37	178,717	158

Banc of America Mortgage Securities, Inc., Series 2004-G, Class 2A6, 4.65%, 8/25/34	288,000	284
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	140,000	146
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.70%, 6/10/17	336,000	231
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	44,963	42
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	65,470	64
Countrywide Alternative Loan Trust, Series 2003-J1, Class 1A8, 5.25%, 10/25/33	1,131,844	892
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.47%, 1/25/36	67,503	44
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 6A1, 5.50%, 8/25/20	138,953	131
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 7/25/36	129,155	90
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	141,625	105
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	115,442	117
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	159,941	165
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	356,061	367
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	98,832	102
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	228,796	239
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	31,019	32
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	120,835	126
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	133,581	139
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	43,207	45
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	132,373	138
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	24,812	26
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	178,515	186
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	428,366	447
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	119,690	124
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	701,987	729
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	393,883	427
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	155,209	162
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	125,000	132
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	160,594	168
Federal National Mortgage Association, 4.50%, 6/1/19	311,269	322
Federal National Mortgage Association, 4.50%, 12/1/19	35,593	37
Federal National Mortgage Association, 4.50%, 7/1/20	191,634	198
Federal National Mortgage Association, 5.00%, 3/1/20	150,703	157
Federal National Mortgage Association, 5.00%, 4/1/20	59,587	62
Federal National Mortgage Association, 5.00%, 5/1/20	244,822	255
Federal National Mortgage Association, 5.00%, 11/1/34	880,424	911
Federal National Mortgage Association, 5.00%, 4/1/35	132,123	137
Federal National Mortgage Association, 5.00%, 7/1/35	370,185	383
Federal National Mortgage Association, 5.00%, 10/1/35	64,584	67
Federal National Mortgage Association, 5.32%, 4/1/14	135,035	145
Federal National Mortgage Association, 5.38%, 1/1/17	151,000	158
Federal National Mortgage Association, 5.50%, 4/1/21	140,712	147
Federal National Mortgage Association, 5.50%, 10/1/34	460,340	479
Federal National Mortgage Association, 5.50%, 3/1/35	155,509	163
Federal National Mortgage Association, 5.50%, 7/1/35	64,513	67
Federal National Mortgage Association, 5.50%, 8/1/35	108,461	113
Federal National Mortgage Association, 5.50%, 9/1/35	1,060,998	1,104
Federal National Mortgage Association, 5.50%, 10/1/35	1,131,207	1,177
Federal National Mortgage Association, 5.50%, 11/1/35	811,981	844

Federal National Mortgage Association, 5.50%, 2/1/37	716,113	744
Federal National Mortgage Association, 5.50%, 2/1/38	1,929,009	2,005
Federal National Mortgage Association, 5.50%, 4/1/38	2,829,147	2,939
Federal National Mortgage Association, 6.00%, 10/1/34	423,479	444
Federal National Mortgage Association, 6.00%, 11/1/34	309,647	325
Federal National Mortgage Association, 6.00%, 5/1/35	14,496	15
Federal National Mortgage Association, 6.00%, 6/1/35	2,654	3
Federal National Mortgage Association, 6.00%, 7/1/35	164,492	172
Federal National Mortgage Association, 6.00%, 10/1/35	136,205	143
Federal National Mortgage Association, 6.00%, 11/1/35	268,303	281
Federal National Mortgage Association, 6.00%, 9/1/36	117,923	123
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	342,907	356
Federal National Mortgage Association, 6.50%, 12/1/37	1,017,781	1,073
Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	555,000	586
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	352,802	370
First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	183,336	155
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 0.60%, 11/5/21 144A	39,758	32
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	140,000	118
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	150,000	149
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	71,738	78
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	65,040	63
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 0.59%, 1/25/37	178,544	90
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4, 5.75%, 6/12/50	147,000	93
Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	387,000	363
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.61%, 3/25/37	146,554	119
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.63%, 3/25/37	124,165	109
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.64%, 9/25/46	167,813	144
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.65%, 6/25/37	197,943	175
Volkswagen Auto Loan Enhanced Trust, Series 2008-2, Class A4A, 6.24%, 7/20/15	135,000	139
Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.71%, 11/25/34	71,863	63
Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	102,784	100
Wells Fargo Mortgage Backed Securities, Series 2006-2, Class 1A1, 5.00%, 3/25/36	161,416	126
(k) Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6, 4.00%, 8/25/34	437,000	430
(k) Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	77,951	77
Wells Fargo Mortgage Backed Securities Trust, Series 2005-7, Class A1, 5.25%, 9/25/35	243,539	211
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	212,556	182

Total Structured Products (Cost: $27,744)		27,661

Below Investment Grade Segment (8.2%)
Aerospace/Defense (0.2%)
Bombardier, Inc., 8.00%, 11/15/14 144A	45,000	33
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.50%, 4/1/15	32,000	8
(c) Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	72,000	8
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	65,000	11
L-3 Communications Corp., 6.375%, 10/15/15	280,000	264
L-3 Communications Corp., 7.625%, 6/15/12	105,000	106

Total		430

Autos/Vehicle Parts (0.2%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	115,000	24
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	45,000	30
Ford Motor Credit Co. LLC, 8.625%, 11/1/10	55,000	44
Ford Motor Credit Co. LLC, 9.875%, 8/10/11	225,000	170
General Motors Corp., 7.20%, 1/15/11	30,000	5
General Motors Corp., 8.375%, 7/15/33	120,000	14
Lear Corp., 5.75%, 8/1/14	25,000	6
Lear Corp., 8.75%, 12/1/16	39,000	8
Visteon Corp., 8.25%, 8/1/10	75,000	4
Visteon Corp., 12.25%, 12/31/16 144A	125,000	6

Total		311

Basic Materials (0.8%)
Berry Plastics Holding Corp., 8.875%, 9/15/14	40,000	22
Cascades, Inc., 7.25%, 2/15/13	35,000	20
(d) Chemtura Corp., 6.875%, 6/1/16	65,000	29
Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 11/15/13	36,000	36
Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	50,000	50
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	185,000	155
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	135,000	129
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	210,000	196
Georgia-Pacific LLC, 7.00%, 1/15/15 144A	137,000	128
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	52,000	48
Graham Packaging Co. LP/GPC Capital Corp I, 9.875%, 10/15/14	35,000	23
Graphic Packaging International, Inc., 9.50%, 8/15/13	65,000	47
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	145,000	32
Huntsman International LLC, 7.375%, 1/1/15	55,000	23
Huntsman LLC, 11.50%, 7/15/12	50,000	39
Invista, 9.25%, 5/1/12 144A	55,000	49
The Mosaic Co., 7.625%, 12/1/16 144A	40,000	39
NewPage Corp., 10.00%, 5/1/12	60,000	21
Norampac Industries, Inc., 6.75%, 6/1/13	45,000	20
Novelis, Inc., 7.25%, 2/15/15	162,000	65
Peabody Energy Corp., 7.375%, 11/1/16	15,000	15
Peabody Energy Corp., 7.875%, 11/1/26	90,000	80
(d) Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17	90,000	11
(d) Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	75,000	10
Steel Dynamics, Inc., 6.75%, 4/1/15	70,000	47
(d) Stone Container Finance Co. of Canada II, 7.375%, 7/15/14	60,000	10
Texas Industries, Inc., 7.25%, 7/15/13 144A	35,000	26

Total		1,370

Capital Goods (0.2%)
Case New Holland, Inc., 7.125%, 3/1/14	100,000	73
Da-Lite Screen Co., Inc., 9.50%, 5/15/11	45,000	39
RSC Equipment Rental, Inc., 9.50%, 12/1/14	88,000	43
SPX Corp., 7.625%, 12/15/14	75,000	72
Terex Corp., 8.00%, 11/15/17	55,000	45
United Rentals North America, Inc., 6.50%, 2/15/12	25,000	20

Total		292

Consumer Products/Retailing (0.3%)
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12	80,000	81
Levi Strauss & Co., 8.875%, 4/1/16	90,000	70
The Neiman Marcus Group, Inc., 10.375%, 10/15/15	120,000	38
New Albertson’s, Inc., 7.25%, 5/1/13	70,000	68
Oxford Industries, Inc., 8.875%, 6/1/11	118,000	86
Phillips-Van Heusen Corp., 8.125%, 5/1/13	50,000	48
Rite Aid Corp., 7.50%, 3/1/17	86,000	44
Rite Aid Corp., 8.625%, 3/1/15	31,000	7
Rite Aid Corp., 9.375%, 12/15/15	45,000	11
Rite Aid Corp., 10.375%, 7/15/16	35,000	21
SUPERVALU, Inc., 7.50%, 11/15/14	80,000	78
Warnaco, Inc., 8.875%, 6/15/13	45,000	42

Total		594

Energy (1.3%)
Anadarko Petroleum Corp., 8.70%, 3/15/19	50,000	50
Basic Energy Services, Inc., 7.125%, 4/15/16	95,000	55
Chaparral Energy, Inc., 8.875%, 2/1/17	75,000	26
Chesapeake Energy Corp., 6.375%, 6/15/15	58,000	49
Chesapeake Energy Corp., 6.625%, 1/15/16	99,000	82
Chesapeake Energy Corp., 7.25%, 12/15/18	55,000	45
Chesapeake Energy Corp., 7.50%, 9/15/13	45,000	41
Chesapeake Energy Corp., 7.625%, 7/15/13	45,000	41
Cie Generale de Geophysique-Veritas, 7.50%, 5/15/15	33,000	26
Cie Generale de Geophysique-Veritas, 7.75%, 5/15/17	125,000	96
Cimarex Energy Co., 7.125%, 5/1/17	80,000	64
Complete Production Services, Inc., 8.00%, 12/15/16	60,000	38
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	60,000	19
Denbury Resources, Inc., 7.50%, 12/15/15	60,000	52
Denbury Resources, Inc., 9.75%, 3/1/16	25,000	24
El Paso Corp., 7.00%, 6/15/17	110,000	94
El Paso Corp., 7.25%, 6/1/18	90,000	77
El Paso Corp., 7.75%, 1/15/32	90,000	67
El Paso Corp., 8.25%, 2/15/16	35,000	33
Forest Oil Corp., 7.25%, 6/15/19 144A	35,000	28
Forest Oil Corp., 7.25%, 6/15/19	55,000	43
Forest Oil Corp., 8.50%, 2/15/14 144A	35,000	32
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	100,000	59
Key Energy Services, Inc., 8.375%, 12/1/14	85,000	54
Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11	220,000	210
Linn Energy LLC, 9.875%, 7/1/18 144A	55,000	45
Mariner Energy, Inc., 8.00%, 5/15/17	74,000	49
Newfield Exploration Co., 6.625%, 9/1/14	15,000	14
Newfield Exploration Co., 6.625%, 4/15/16	65,000	58
OPTI Canada, Inc., 8.25%, 12/15/14	135,000	60
Petrohawk Energy Corp., 7.875%, 6/1/15 144A	35,000	31
Petrohawk Energy Corp., 9.125%, 7/15/13	88,000	85
Petrohawk Energy Corp., 10.50%, 8/1/14 144A	25,000	25
Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	42,000	30
Plains Exploration & Production Co., 7.00%, 3/15/17	55,000	44

Plains Exploration & Production Co., 7.625%, 6/1/18	35,000	28
Plains Exploration & Production Co., 7.75%, 6/15/15	40,000	34
Range Resources Corp., 6.375%, 3/15/15	72,000	64
Range Resources Corp., 7.25%, 5/1/18	10,000	9
Range Resources Corp., 7.50%, 5/15/16	15,000	14
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	35,000	26
SESI LLC, 6.875%, 6/1/14	85,000	69
Sonat, Inc., 7.625%, 7/15/11	25,000	24
Southwestern Energy Co., 7.50%, 2/1/18 144A	70,000	68
Tennessee Gas Pipeline Co., 8.00%, 2/1/16 144A	15,000	15
Tesoro Corp., 6.625%, 11/1/15	85,000	67
W&T Offshore, Inc., 8.25%, 6/15/14 144A	85,000	54
Whiting Petroleum Corp., 7.25%, 5/1/13	108,000	85

Total		2,403

Financials (0.4%)
Bank of America Corp., 8.125%, 12/29/49	110,000	45
E*TRADE Financial Corp., 7.375%, 9/15/13	5,000	2
E*TRADE Financial Corp., 7.875%, 12/1/15	100,000	37
E*TRADE Financial Corp., 8.00%, 6/15/11	110,000	47
General Motors Acceptance Corp. LLC, 7.25%, 3/2/11	205,000	133
General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	40,000	31
General Motors Acceptance Corp. LLC, 8.00%, 11/1/31 144A	113,000	54
International Lease Finance Corp., 5.875%, 5/1/13	30,000	16
JPMorgan Chase & Co., 7.90%, 4/29/49	85,000	55
LaBranche & Co., Inc., 11.00%, 5/15/12	38,000	34
Nuveen Investments, Inc., 10.50%, 11/15/15 144A	55,000	15
SLM Corp., 4.50%, 7/26/10	140,000	105
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	60,000	48
Wells Fargo & Co., 7.98%, 2/28/49	40,000	19
Wells Fargo Capital XV, 9.75%, 12/29/49	115,000	84

Total		725

Foods (0.4%)
Constellation Brands, Inc., 7.25%, 9/1/16	170,000	162
Constellation Brands, Inc., 7.25%, 5/15/17	70,000	66
Constellation Brands, Inc., 8.375%, 12/15/14	40,000	40
Dole Food Co., Inc., 13.875%, 3/15/14 144A	45,000	44
(d) Pilgrim’s Pride Corp., 7.625%, 5/1/15	104,000	67
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15	55,000	44
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	110,000	77
Smithfield Foods, Inc., 7.75%, 5/15/13	138,000	92
Smithfield Foods, Inc., 7.75%, 7/1/17	60,000	37

Total		629

Gaming/Leisure/Lodging (0.6%)
AMC Entertainment, Inc., 11.00%, 2/1/16	54,000	49
Caesars Entertainment, Inc., 7.875%, 3/15/10	60,000	24
Caesars Entertainment, Inc., 8.125%, 5/15/11	135,000	44
Felcor Lodging LP, 9.00%, 6/1/11	83,000	50
Harrah’s Operating Co., Inc., 5.50%, 7/1/10	55,000	21
Harrah’s Operating Co., Inc., 10.75%, 2/1/16	205,000	39
The Hertz Corp., 8.875%, 1/1/14	60,000	36
Host Hotels & Resorts LP, 7.125%, 11/1/13	210,000	170
Las Vegas Sands Corp., 6.375%, 2/15/15	150,000	70
Mandalay Resort Group, 9.375%, 2/15/10	50,000	9
Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 144A	110,000	19
MGM MIRAGE, Inc., 6.75%, 9/1/12	105,000	37
MGM MIRAGE, Inc., 7.50%, 6/1/16	145,000	51
MGM MIRAGE, Inc., 8.375%, 2/1/11	85,000	9
Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	95,000	24
Mohegan Tribal Gaming Authority, 8.00%, 4/1/12	30,000	9
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	65,000	36
Seminole Hard Rock Entertainment, Inc., 3.82%, 3/15/14 144A	45,000	23
Universal City Development Partners, 11.75%, 4/1/10	44,000	38
Universal City Florida Holding Co. I & II, 8.375%, 5/1/10	33,000	11
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	325,000	245

Total		1,014

Health Care/Pharmaceuticals (0.8%)
(c) Biomet, Inc., 10.375%, 10/15/17	165,000	139
Catalent Pharma Solutions, Inc., 9.50%, 4/15/15	79,000	19
CHS/Community Health Systems, Inc., 8.875%, 7/15/15	210,000	199
DaVita, Inc., 7.25%, 3/15/15	85,000	82
FMC Finance III SA, 6.875%, 7/15/17	45,000	44
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	30,000	30
Fresenius US Finance II, Inc., 9.00%, 7/15/15 144A	35,000	36
HCA, Inc., 6.75%, 7/15/13	75,000	56
HCA, Inc., 9.125%, 11/15/14	58,000	55
HCA, Inc., 9.25%, 11/15/16	233,000	212
(c) HCA, Inc., 9.625%, 11/15/16	87,000	69
HCA, Inc., 9.875%, 2/15/17 144A	10,000	10
Health Management Associates, Inc., 6.125%, 4/15/16	85,000	70
Senior Housing Properties Trust, 8.625%, 1/15/12	45,000	40
Service Corp. International, 6.75%, 4/1/15	20,000	18
Service Corp. International, 6.75%, 4/1/16	60,000	52
Service Corp. International, 7.375%, 10/1/14	15,000	14
Tenet Healthcare Corp., 7.375%, 2/1/13	140,000	111
Tenet Healthcare Corp., 9.875%, 7/1/14	135,000	105
Ventas Realty LP/Ventas Capital Corp., 6.50%, 6/1/16	80,000	69
Ventas Realty LP/Ventas Capital Corp., 9.00%, 5/1/12	50,000	50

Total		1,480

Media (0.8%)
(d) CCH I Holdings LLC, 11.00%, 10/1/15	100,000	11
(d) CCH II LLC/CCH II Capital Corp., 10.25%, 9/15/10	70,000	62
CSC Holdings, Inc., 7.625%, 4/1/11	60,000	60
CSC Holdings, Inc., 7.875%, 2/15/18	132,000	121
CSC Holdings, Inc., 8.50%, 4/15/14 144A	20,000	20
CSC Holdings, Inc., 8.625%, 2/15/19 144A	35,000	34

Dex Media West LLC/Dex Media West Finance Co., 9.875%, 8/15/13	70,000	14
DirecTV Holdings LLC/DirecTV Financing Co., 7.625%, 5/15/16	150,000	147
EchoStar DBS Corp., 7.00%, 10/1/13	85,000	79
EchoStar DBS Corp., 7.125%, 2/1/16	85,000	76
EchoStar DBS Corp., 7.75%, 5/31/15	105,000	97
Kabel Deutschland GmbH, 10.625%, 7/1/14	90,000	91
Lamar Media Corp., 6.625%, 8/15/15	125,000	91
LIN Television Corp., 6.50%, 5/15/13	10,000	5
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	25,000	22
Mediacom LLC/Mediacom Capital Corp., 7.875%, 2/15/11	30,000	28
Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	70,000	65
Nielsen Finance LLC/Nielsen Finance Co., 11.625%, 2/1/14 144A	35,000	32
Quebecor Media, Inc., 7.75%, 3/15/16	90,000	68
RH Donnelley, Inc., 11.75%, 5/15/15 144A	70,000	9
Time Warner Cable, Inc., 8.25%, 4/1/19	135,000	139
Videotron Ltee, 6.375%, 12/15/15	25,000	23
Videotron Ltee, 6.875%, 1/15/14	70,000	66
Videotron Ltee, 9.125%, 4/15/18 144A	15,000	15

Total		1,375

Real Estate (0.0%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.125%, 2/15/13	100,000	79

Total		79

Services (0.1%)
Allied Waste North America, Inc., 7.25%, 3/15/15	70,000	66
ARAMARK Corp., 8.50%, 2/1/15	70,000	64
Crum & Forster Holdings Corp., 7.75%, 5/1/17	64,000	50
WCA Waste Corp., 9.25%, 6/15/14	65,000	48

Total		228

Technology (0.3%)
First Data Corp., 9.875%, 9/24/15	100,000	58
Flextronics International, Ltd., 6.50%, 5/15/13	75,000	67
(c) Freescale Semiconductor, Inc., 9.125%, 12/15/14	89,000	7
Iron Mountain, Inc., 7.75%, 1/15/15	70,000	69
Iron Mountain, Inc., 8.00%, 6/15/20	115,000	107
STATS ChipPAC, Ltd., 6.75%, 11/15/11	43,000	37
STATS ChipPAC, Ltd., 7.50%, 7/19/10	50,000	46
Sungard Data Systems, Inc., 9.125%, 8/15/13	45,000	39
Sungard Data Systems, Inc., 10.625%, 5/15/15 144A	65,000	57
Unisys Corp., 8.00%, 10/15/12	60,000	15

Total		502

Telecommunications (0.8%)
Cricket Communications, Inc., 10.00%, 7/15/15 144A	35,000	34
Crown Castle International Corp., 9.00%, 1/15/15	15,000	15
Frontier Communications Corp., 9.00%, 8/15/31	165,000	113
Frontier Communications Corp., 9.25%, 5/15/11	145,000	147
Intelsat Corp., 9.25%, 8/15/14 144A	55,000	52
Intelsat Jackson Holdings, Ltd., 11.25%, 6/15/16	55,000	53
Intelsat Subsidiary Holding Co., Ltd., 8.875%, 1/15/15 144A	10,000	9
Intelsat, Ltd., 7.625%, 4/15/12	70,000	60
MetroPCS Wireless, Inc., 9.25%, 11/1/14 144A	85,000	82
Nextel Communications, Inc., 6.875%, 10/31/13	65,000	37
Qwest Corp., 6.50%, 6/1/17	85,000	71
Qwest Corp., 7.50%, 10/1/14	16,000	15
Qwest Corp., 7.625%, 6/15/15	55,000	49
Qwest Corp., 7.875%, 9/1/11	67,000	66
Rogers Wireless, Inc., 8.00%, 12/15/12	74,000	75
Sprint Capital Corp., 6.90%, 5/1/19	125,000	88
Sprint Capital Corp., 8.375%, 3/15/12	245,000	220
Sprint Nextel Corp., 6.00%, 12/1/16	120,000	86
Windstream Corp., 7.00%, 3/15/19	55,000	48
Windstream Corp., 8.125%, 8/1/13	85,000	84
Windstream Corp., 8.625%, 8/1/16	95,000	93

Total		1,497

Transportation (0.2%)
Kansas City Southern de Mexico SAB de CV, 7.375%, 6/1/14	95,000	75
Kansas City Southern de Mexico SAB de CV, 7.625%, 12/1/13	35,000	29
Kansas City Southern de Mexico SAB de CV, 9.375%, 5/1/12	67,000	61
Stena AB, 7.50%, 11/1/13	215,000	161

Total		326

Utilities (0.8%)
The AES Corp., 7.75%, 10/15/15	110,000	96
The AES Corp., 8.00%, 10/15/17	65,000	56
The AES Corp., 8.00%, 6/1/20 144A	55,000	45
Aquila, Inc., 7.95%, 2/1/11	6,000	6
Aquila, Inc., 11.875%, 7/1/12	55,000	58
Dynegy Holdings, Inc., 7.50%, 6/1/15	100,000	68
Dynegy Holdings, Inc., 7.75%, 6/1/19	65,000	42
Dynegy Holdings, Inc., 8.375%, 5/1/16	110,000	75
Edison Mission Energy, 7.00%, 5/15/17	125,000	91
Edison Mission Energy, 7.20%, 5/15/19	149,000	104
Elwood Energy LLC, 8.159%, 7/5/26	85,850	65
Energy Future Holdings Corp., 10.875%, 11/1/17	85,000	55
Indiantown Cogeneration LP, 9.77%, 12/15/20	130,000	120
Mirant Americas Generation LLC, 8.50%, 10/1/21	165,000	122
NRG Energy, Inc., 7.25%, 2/1/14	65,000	61
NRG Energy, Inc., 7.375%, 2/1/16	45,000	42
NRG Energy, Inc., 7.375%, 1/15/17	66,000	61
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	81,000	64
NV Energy, Inc., 8.625%, 3/15/14	27,000	25
Reliant Energy, Inc., 7.625%, 6/15/14	105,000	85
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	350,000	175

Total		1,516

Total Below Investment Grade Segment (Cost: $19,321)		14,771

Preferred Stocks (0.0%)	Shares/ $ Par	Value $ (000’s)
Finance Services (0.0%)
Preferred Blocker, Inc., 7.00%, 12/31/49 144A	44	9

Total		9

Total Preferred Stocks (Cost: $11)		9

Short-Term Investments (11.8%)
Federal Government & Agencies (3.2%)
(b) Federal Home Loan Bank, 0.31%, 6/3/09	3,300,000	3,299
(b) Federal Home Loan Bank, 0.34%, 6/12/09	2,700,000	2,699

Total		5,998

Finance Lessors (1.7%)
(b) Bryant Park Funding LLC, 0.45%, 4/8/09	3,000,000	3,000

Total		3,000

Finance Services (5.0%)
(b) Atlantic Asset Securitization LLC, 0.45%, 4/15/09	3,000,000	3,000
Ciesco LLC, 0.65%, 4/21/09	3,000,000	2,999
Gemini Securitization Corp. LLC, 0.55%, 4/14/09	3,000,000	2,999

Total		8,998

Oil and Gas (1.9%)
Devon Energy Corp., 0.55%, 4/1/09	3,400,000	3,400

Total		3,400

Total Short-Term Investments (Cost: $21,394)		21,396

Total Investments (99.2%) (Cost: $211,349)(a)		179,432

Other Assets, Less Liabilities (0.8%)		1,529

Net Assets (100.0%)		180,961

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009 the value of these securities (in thousands) was, $3,229 representing 1.78% of the net assets.

IO - Interest Only Security

(a)	At March 31, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $211,349 and the net unrealized depreciation of investments based on that cost was $31,917 which is comprised of $3,740 aggregate gross unrealized appreciation and $35,657 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long) (Total Notional Value at March 31, 2009, $1,574)	7	6/09	$133
Russell 2000 Mini Index Future (Long) (Total Notional Value at March 31, 2009, $2,339)	58	6/09	105
S&P 500 Index Futures (Long) (Total Notional Value at March 31, 2009, $12,817)	68	6/09	694
US Five Year Note Commodity (Long) (Total Notional Value at March 31, 2009, $234)	2	6/09	4
US Long Bond (CBT) Commodity (Short) (Total Notional Value at March 31, 2009, $1,269)	10	6/09	(28)
US Ten Year Treasury Note (Short) (Total Notional Value at March 31, 2009, $4,597)	38	6/09	(118)
US Two Year Treasury Note (Long) (Total Notional Value at March 31, 2009, $4,552)	21	6/09	24

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(j)	Swap agreements outstanding on March 31, 2009

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Credit Suisse Securities (Europe) Ltd.	Russell 1000 Value Index	3-Month USD- LIBOR - 5 Basis Points (Bps)	Russell 1000 Value Index Total Return	2/10	25,000	$(1,661)
Credit Suisse Securities (Europe) Ltd.	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	3-Month USD- LIBOR - 20 Bps	2/10	25,000	1,149
JPMorgan Chase	Russell 2000 Growth Biotechnology Industry Index	3-Month USD- LIBOR -120 Bps	Russell 2000 Growth Biotechnology Industry Index Total Return	12/09	93	15

						$(497)

(k)	Cash or securities with an aggregate value of $507 (in thousands) have been pledged as collateral for swap contracts outstanding, short sales or written options on March 31, 2009.

(n)	At March 31, 2009 portfolio securities with an aggregate value of $77 (in thousands) were valued with reference to securities whose values are more readily available.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. A summary of the fair value hierarchy under FAS 157 is described below:

Level 1	-	fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2	-	fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

Level 3	-	fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions to determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets at March 31, 2009.

Valuation Inputs	Investments in Securities (000’s)	Other Financial Instruments ^ (000’s)
Level 1 - Quoted prices	$96,148	$814
Level 2 - Other significant observable inputs	83,285	(497)
Level 3 - Significant unobservable inputs	—	—

Total	179,432	317

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Patricia L. Van Kampen
Patricia L. Van Kampen, President

Date: May 18, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia L. Van Kampen
Patricia L. Van Kampen, President

Date: May 18, 2009

By:	/s/ Walter M. Givler
Walter M. Givler, Vice President,
Chief Financial Officer and Treasurer

Date: May 18, 2009